UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

              Virtus Equity Trust (formerly, Phoenix Equity Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                 56 Prospect St.
                             Hartford, CT 06115-0480
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               SEMIANNUAL REPORT

                           (VIRTUS MUTUAL FUNDS LOGO)

--------------------------------------------------------------------------------


                               VIRTUS MUTUAL FUNDS
                           Virtus All-Cap Growth Fund
                           Virtus Growth & Income Fund
                        Virtus Growth Opportunities Fund
                           Virtus Income & Growth Fund
                           Virtus Mid-Cap Growth Fund
                          Virtus Quality Small-Cap Fund
                          Virtus Small-Cap Growth Fund
                    Virtus Small-Cap Sustainable Growth Fund
                           Virtus Small-Cap Value Fund
                            Virtus Small-Mid Cap Fund
                          Virtus Strategic Growth Fund
                         Virtus Value Opportunities Fund


--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
VIRTUS EQUITY TRUST   September 30, 2008                E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED      NO BANK GUARANTEE                           MAY LOSE VALUE

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Message to Shareholders........................................................    1
Disclosure of Fund Expenses....................................................    2
Portfolio Holdings Summaries...................................................    4

SCHEDULE OF INVESTMENTS
   Virtus All-Cap Growth Fund "All-Cap Growth Fund"
      (formerly "Phoenix All-Cap Growth Fund")*................................    6
   Virtus Growth & Income Fund "Growth & Income Fund"
      (formerly "Phoenix Growth & Income Fund")*...............................    8
   Virtus Growth Opportunities Fund "Growth Opportunities Fund"
      (formerly "Phoenix Growth Opportunities Fund")*..........................   11
   Virtus Income & Growth Fund "Income & Growth Fund"
      (formerly "Phoenix Income & Growth Fund")*...............................   13
   Virtus Mid-Cap Growth Fund "Mid-Cap Growth Fund"
      (formerly "Phoenix Mid-Cap Growth Fund")*................................   21
   Virtus Quality Small-Cap Fund "Quality Small-Cap Fund"
      (formerly "Phoenix Quality Small-Cap Fund")*.............................   23
   Virtus Small-Cap Growth Fund "Small-Cap Growth Fund"
      (formerly "Phoenix Small-Cap Growth Fund")*..............................   24
   Virtus Small-Cap Sustainable Growth Fund "Small-Cap Sustainable Growth Fund"
      (formerly "Phoenix Small-Cap Sustainable Growth Fund")*..................   26
   Virtus Small-Cap Value Fund "Small-Cap Value Fund"
      (formerly "Phoenix Small-Cap Value Fund")*...............................   27
   Virtus Small-Mid Cap Value Fund "Small-Mid Cap Value Fund"
      (formerly "Phoenix Small-Mid Cap Value Fund")*...........................   30
   Virtus Strategic Growth Fund "Strategic Growth Fund"
      (formerly "Phoenix Strategic Growth Fund")*..............................   31
   Virtus Value Opportunities Fund "Value Opportunities Fund"
      (formerly "Phoenix Value Opportunities Fund")*...........................   33
Statements of Assets and Liabilities...........................................   36
Statements of Operations.......................................................   38
Statements of Changes in Net Assets............................................   40
Financial Highlights...........................................................   48
Notes to Financial Statements..................................................   60

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information about the name change.

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in all of the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Fellow Shareholders of Virtus Mutual Funds:

The third quarter of 2008 likely will be remembered as a time of extremes in the global financial markets. There was historic volatility in all the major markets, the collapse of well-known financial firms, and unprecedented government interventions into the economy.

The scope of events that occurred in the past quarter was truly extraordinary. There was the U.S. government's takeover of Fannie Mae and Freddie Mac; a federal line of credit for the insurer, AIG; the seizure of Washington Mutual and sale to JPMorgan Chase; and the proposed $700 billion taxpayer rescue of the financial sector, which was approved in early October. The quarter also saw the end of the investment banking model with the merger of Merrill Lynch and Bank of America, the collapse of Lehman Brothers, and the decisions by Goldman Sachs and Morgan Stanley to convert to traditional banking institutions.

This global turmoil was reflected in the major market indices. More than half (37 of 64) of the Dow Jones Industrial Average's third-quarter trading days had wide positive or negative swings of greater than 100 points. For the quarter, the Dow was down 3.7 percent (16.5 percent year-to-date), the S&P 500 stock index was down 8.4 percent (19.3 percent year-to-date); and EAFE was off 20.5 percent (28.9 percent for the year).

At the start of the fourth quarter, governments around the world demonstrated their resolve to actively pursue solutions to this financial upheaval. Among the responses from the U.S. government is the Department of the Treasury's Temporary Money Market Fund Guarantee Program. While officials and economists believe the government interventions will bring stability to the financial markets, few will predict a timeline for recovery.

This is a period when investors should pay particular attention to their accounts - and rely on the discipline and focus of professional investment managers and financial advisors. The extraordinary activity of the past several months may tempt some investors to react inappropriately to market events and deviate from their well-considered, long-term financial plans. We believe that during periods of unusual market volatility, discipline is the key for the investor, the financial advisor, and the professional money manager.

We encourage you to consult with a financial advisor to review your holdings and to ensure they continue to reflect your current investment objectives and your tolerance for risk. Virtus Mutual Funds offer a wide range of equity, fixed income and money market funds, and we hope you will consider our investment choices when you and your financial advisor review your portfolio allocations.

On a much different note, we began the fourth quarter with the rebranding of our company in preparation for our spin-off as an independent, publicly-traded company. Our company is now Virtus Investment Partners, the PhoenixFunds are now the Virtus Mutual Funds, and the investment adviser to the funds is now Virtus Investment Advisers. As you will notice throughout this report, the individual funds have incorporated the "Virtus" name. For your convenience, all mutual fund ticker symbols remain unchanged.

I encourage you to visit our new website, www.virtus.com, to learn more about our company and our services for investors, and to access information about your account. Customer service is also available at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our partner companies and subadvisers, I want to thank you for entrusting your assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

OCTOBER 2008

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

             VIRTUS EQUITY TRUST (FORMERLY THE PHOENIX EQUITY TRUST)
                           DISCLOSURE OF FUND EXPENSES
   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 TO SEPTEMBER 30, 2008 (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund in the Virtus Equity Trust you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Virtus Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------

            Beginning           Ending         Annualized   Expenses Paid
          Account Value      Account Value       Expense        During
          April 1, 2008   September 30, 2008      Ratio        Period*
--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  840.60           1.58%         $ 7.29
Class B      1,000.00            838.20           2.32           10.69
Class C      1,000.00            838.20           2.33           10.74
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.05           1.58            8.02
Class B      1,000.00          1,013.29           2.32           11.78
Class C      1,000.00          1,013.24           2.33           11.83
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  903.00           1.39%         $ 6.63++
Class B      1,000.00            899.40           2.14           10.19++
Class C      1,000.00            899.70           2.14           10.19++
Class I      1,000.00            904.10           1.13            5.39++
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,018.01           1.39            7.06++
Class B      1,000.00          1,014.20           2.14           10.86++
Class C      1,000.00          1,014.20           2.14           10.86++
Class I      1,000.00          1,019.33           1.13            5.74++
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  801.20           1.25%         $ 5.64
Class C      1,000.00            798.40           2.00            9.02
Class I      1,000.00            759.80           1.00            2.72
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,018.72           1.25            6.35
Class C      1,000.00          1,014.92           2.00           10.15
Class I      1,000.00          1,019.99           1.00            5.08
HYPOTHETICAL (5% RETURN BEFORE EXPENSES, SINCE INCEPTION)+
Class I      1,000.00          1,012.36           1.00            3.12
--------------------------------------------------------------------------------
INCOME & GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  928.30           1.31%         $ 6.33
Class B      1,000.00            925.30           2.06            9.94
Class C      1,000.00            924.80           2.05            9.89
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,018.42           1.31            6.65
Class B      1,000.00          1,014.61           2.06           10.46
Class C      1,000.00          1,014.66           2.05           10.41
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  859.30           1.45%         $ 6.76
Class B      1,000.00            855.60           2.20           10.23
Class C      1,000.00            856.20           2.20           10.24
Class I      1,000.00            860.80           1.20            5.60
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.71           1.45            7.36
Class B      1,000.00          1,013.90           2.20           11.17
Class C      1,000.00          1,013.90           2.20           11.17
Class I      1,000.00          1,018.98           1.20            6.09
--------------------------------------------------------------------------------

                               VIRTUS EQUITY TRUST
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 TO SEPTEMBER 30, 2008 (UNAUDITED)

EXPENSE TABLE
--------------------------------------------------------------------------------

            Beginning           Ending         Annualized   Expenses Paid
          Account Value      Account Value       Expense        During
          April 1, 2008   September 30, 2008      Ratio        Period*
--------------------------------------------------------------------------------
QUALITY SMALL-CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  998.50           1.40%        $ 7.01
Class C      1,000.00            995.60           2.15          10.76
Class I      1,000.00            998.70           1.15           5.76
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.96           1.40           7.11
Class C      1,000.00          1,014.15           2.15          10.91
Class I      1,000.00          1,019.23           1.15           5.84
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  885.10           1.81%        $ 8.55
Class B      1,000.00            881.70           2.56          12.08
Class C      1,000.00            882.00           2.56          12.08
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,015.88           1.81           9.19
Class B      1,000.00          1,012.07           2.56          13.00
Class C      1,000.00          1,012.07           2.56          13.00
--------------------------------------------------------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $1,001.10           1.41%        $ 7.07
Class C      1,000.00            997.80           2.16          10.82
Class I      1,000.00          1,002.20           1.16           5.82
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.91           1.41           7.16
Class C      1,000.00          1,014.10           2.16          10.97
Class I      1,000.00          1,019.18           1.16           5.89
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  917.10           1.40%        $ 6.73
Class B      1,000.00            913.90           2.15          10.32
Class C      1,000.00            913.00           2.15          10.31
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.96           1.40           7.11
Class B      1,000.00          1,014.15           2.15          10.91
Class C      1,000.00          1,014.15           2.15          10.91
--------------------------------------------------------------------------------
SMALL-MID CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  986.80           1.53%        $ 7.62
Class B      1,000.00            982.30           2.28          11.33
Class C      1,000.00            982.30           2.28          11.33
Class I      1,000.00            987.70           1.28           6.38
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.30           1.53           7.77
Class B      1,000.00          1,013.49           2.28          11.57
Class C      1,000.00          1,013.49           2.28          11.57
Class I      1,000.00          1,018.57           1.28           6.50
--------------------------------------------------------------------------------

EXPENSE TABLE
--------------------------------------------------------------------------------

            Beginning           Ending         Annualized   Expenses Paid
          Account Value      Account Value       Expense        During
          April 1, 2008   September 30, 2008      Ratio        Period*
--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  837.90           1.43%        $ 6.59
Class B      1,000.00            834.90           2.18          10.03
Class C      1,000.00            835.10           2.18          10.03
Class I      1,000.00            838.60           1.18           5.44
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,017.81           1.43           7.26
Class B      1,000.00          1,014.00           2.18          11.07
Class C      1,000.00          1,014.00           2.18          11.07
Class I      1,000.00          1,019.08           1.18           5.99
--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A     $1,000.00         $  861.20           1.35%        $ 6.30
Class C      1,000.00            857.70           2.10           9.78
Class I      1,000.00            820.40           1.10           3.10
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A      1,000.00          1,018.22           1.35           6.85
Class C      1,000.00          1,014.41           2.10          10.66
Class I      1,000.00          1,019.48           1.10           5.58
HYPOTHETICAL (5% RETURN BEFORE EXPENSES, SINCE INCEPTION)+
Class I      1,000.00          1,012.03           1.10           3.45
--------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted under ++.

+ Class I inception date is June 6, 2008. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (113) expenses accrued, then divided by 365 to reflect the period since inception.

++ If extraordinary expenses were excluded for the Growth & Income Fund, actual expenses paid and the hypothetical expenses would be as follows:

           ACTUAL
          EXPENSES   HYPOTHETICAL
            PAID       EXPENSES
          --------   ------------
Class A     $6.39       $ 6.80
Class B      9.95        10.61
Class C      9.95        10.61
Class I      5.20         5.53

The Hypothetical ending account values would be $1,018.27 for Class A, $1,014.46 for Classes B and C, and $1,019.54 for Class I. There was no impact on the ending account value for actual expenses.

You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                               VIRTUS EQUITY TRUST
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                         SEPTEMBER 30, 2008 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments attributable to each sector.

----------------------------------------------      ----------------------------------------------
              ALL-CAP GROWTH FUND                                GROWTH & INCOME FUND
              -------------------                                --------------------
Information Technology                    35%       Financials                                19%
Health Care                               14        Information Technology                    18
Consumer Discretionary                    12        Energy                                    14
Industrials                               11        Health Care                               12
Energy                                     9        Consumer Discretionary                    10
Consumer Staples                           8        Consumer Staples                           9
Materials                                  6        Industrials                                9
Other (includes short-term investments)    5        Other (includes short-term investments)    9

----------------------------------------------      ----------------------------------------------

----------------------------------------------      ----------------------------------------------
          GROWTH OPPORTUNITIES FUND                               INCOME & GROWTH FUND
          -------------------------                               --------------------
Information Technology                    34%       Domestic Common Stocks                    46%
Health Care                               16           Financials                              9%
Industrials                               13           Information Technology                  9
Consumer Discretionary                    13           Energy                                  7
Financials                                10           Health Care                             6
Consumer Staples                           4           Other                                  15
Materials                                  4        Non-Agency Mortgage-Backed Securities     13
Other (includes short-term investments)    6        Domestic Corporate Bonds                  13
                                                    Other (includes short-term investments)   28

----------------------------------------------      ----------------------------------------------

----------------------------------------------      ----------------------------------------------
             MID-CAP GROWTH FUND                                QUALITY SMALL-CAP FUND
             -------------------                                ----------------------
Information Technology                    19%       Information Technology                    19%
Consumer Discretionary                    17        Consumer Discretionary                    17
Industrials                               17        Industrials                               17
Energy                                    13        Energy                                    13
Health Care                               11        Health Care                               11
Materials                                  6        Materials                                  6
Consumer Staples                           5        Consumer Staples                           5
Other (includes short-term investments)   12        Other (includes short-term investments)   12

----------------------------------------------      ----------------------------------------------

----------------------------------------------      ----------------------------------------------
             SMALL-CAP GROWTH FUND                         SMALL-CAP SUSTAINABLE GROWTH FUND
             ---------------------                         ---------------------------------
Information Technology                    32%       Information Technology                    41%
Health Care                               19        Consumer Discretionary                    15
Consumer Discretionary                    16        Health Care                               14
Industrials                               14        Energy                                    10
Financials                                 6        Financials                                 5
Energy                                     5        Industrials                                4
Consumer Staples                           2        Other (includes short-term investments)   11
Other (includes short-term investments)    6

----------------------------------------------      ----------------------------------------------

                               VIRTUS EQUITY TRUST
                PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


----------------------------------------------      ----------------------------------------------
            SMALL-CAP VALUE FUND                                  SMALL-MID CAP FUND
            --------------------                                  ------------------
Financials                                36%       Industrials                               35%
Consumer Discretionary                    13        Information Technology                    21
Energy                                    10        Financials                                18
Information Technology                    10        Health Care                                8
Industrials                                9        Energy                                     6
Health Care                                7        Consumer Staples                           5
Materials                                  7        Consumer Discretionary                     4
Other (includes short-term investments)    8        Other (includes short-term investments)    3

----------------------------------------------      ----------------------------------------------

----------------------------------------------      ----------------------------------------------
            STRATEGIC GROWTH FUND                              VALUE OPPORTUNITIES FUND
            ---------------------                              ------------------------
Information Technology                    33%       Financials                                20%
Health Care                               16        Energy                                    16
Consumer Discretionary                    10        Consumer Discretionary                    16
Industrials                               10        Health Care                               15
Consumer Staples                           9        Consumer Staples                           9
Energy                                     8        Industrials                                8
Materials                                  5        Information Technology                     5
Other (includes short-term investments)    9        Other (includes short-term investments)   11

----------------------------------------------      ----------------------------------------------

                           VIRTUS ALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--92.1%

AEROSPACE & DEFENSE--2.4%
Esterline Technologies Corp.(b)                              14,500     $    574
United Technologies Corp.                                    17,500        1,051
                                                                        --------
                                                                           1,625
                                                                        --------
APPAREL RETAIL--1.4%
Guess?, Inc.                                                 27,100          943
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
VF Corp.                                                     13,800        1,067
                                                                        --------
APPLICATION SOFTWARE--0.9%
Concur Technologies, Inc.(b)                                 16,600          635
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--3.0%
BlackRock, Inc.                                               5,100          992
Janus Capital Group, Inc.                                    44,000        1,068
                                                                        --------
                                                                           2,060
                                                                        --------
BIOTECHNOLOGY--8.0%
Amgen, Inc.(b)                                               17,800        1,055
Celgene Corp.(b)                                             16,500        1,044
Cephalon, Inc.(b)                                            10,000          775
Genentech, Inc.(b)                                            8,100          718
Genzyme Corp.(b)                                             13,500        1,092
Gilead Sciences, Inc.(b)                                     16,800          766
                                                                        --------
                                                                           5,450
                                                                        --------
BROADCASTING--0.8%
Global Traffic Network, Inc.(b)                              58,573          543
                                                                        --------
COMMUNICATIONS EQUIPMENT--8.5%
Cisco Systems, Inc.(b)                                       65,800        1,484
Corning, Inc.                                                69,600        1,089
Harmonic, Inc.(b)                                            90,900          768
Juniper Networks, Inc.(b)                                    30,800          649
Neutral Tandem, Inc.(b)                                      59,600        1,105
QUALCOMM, Inc.                                               16,600          713
                                                                        --------
                                                                           5,808
                                                                        --------
COMPUTER & ELECTRONICS RETAIL--1.3%
GameStop Corp. Class A(b)                                    26,000          889
                                                                        --------
COMPUTER HARDWARE--5.6%
Apple, Inc.(b)                                                9,700        1,102
Hewlett-Packard Co.                                          33,600        1,554
International Business Machines Corp.                         9,800        1,146
                                                                        --------
                                                                           3,802
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--3.0%
Data Domain, Inc.(b)                                         35,300          786
EMC Corp.(b)                                                107,600        1,287
                                                                        --------
                                                                           2,073
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS--2.8%
Caterpillar, Inc.                                            17,000     $  1,013
Joy Global, Inc.                                             20,100          908
                                                                        --------
                                                                           1,921
                                                                        --------
DEPARTMENT STORES--1.0%
Kohl's Corp.(b)                                              14,200          654
                                                                        --------
DISTILLERS & VINTNERS--1.0%
Central European Distribution Corp.(b)                       14,400          654
                                                                        --------
DIVERSIFIED CHEMICALS--1.3%
FMC Corp.                                                    16,900          869
                                                                        --------
DRUG RETAIL--1.6%
CVS Caremark Corp.                                           32,300        1,087
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
SunPower Corp. Class A(b)                                     8,800          624
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                                 10,900        1,079
                                                                        --------
FOOD RETAIL--2.3%
Kroger Co. (The)                                             56,600        1,555
                                                                        --------
HEALTH CARE EQUIPMENT--1.5%
Medtronic, Inc.                                              20,200        1,012
                                                                        --------
HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co.                                        18,400        1,386
                                                                        --------
INDUSTRIAL MACHINERY--2.2%
Chart Industries, Inc.(b)                                    20,800          594
Harsco Corp.                                                 24,700          919
                                                                        --------
                                                                           1,513
                                                                        --------
INTERNET RETAIL--1.5%
Amazon.com, Inc.(b)                                          14,200        1,033
                                                                        --------
INTERNET SOFTWARE & SERVICES--3.3%
Google, Inc. Class A(b)                                       3,600        1,442
WebSense, Inc.(b)                                            35,000          782
                                                                        --------
                                                                           2,224
                                                                        --------
INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)                               6,800          870
                                                                        --------
MOVIES & ENTERTAINMENT--2.1%
Lodgenet Entertainment Corp.(b)                             170,480          346
Walt Disney Co. (The)                                        35,000        1,074
                                                                        --------
                                                                           1,420
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
OIL & GAS DRILLING--1.5%
Transocean, Inc.(b)                                           9,500     $  1,044
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--4.9%
Barrett Corp. (Bill) (b)                                     34,400        1,104
Chesapeake Energy Corp.                                      27,000          968
XTO Energy, Inc.                                             27,700        1,289
                                                                        --------
                                                                           3,361
                                                                        --------
PHARMACEUTICALS--4.1%
Abbott Laboratories                                          18,200        1,048
Allergan, Inc.                                               18,600          958
Perrigo Co.                                                  20,100          773
                                                                        --------
                                                                           2,779
                                                                        --------
RESTAURANTS--2.1%
McDonald's Corp.                                             23,800        1,469
                                                                        --------
SEMICONDUCTOR EQUIPMENT--2.1%
Applied Materials, Inc.                                      96,200        1,456
                                                                        --------
SEMICONDUCTORS--8.1%
Atheros Communications, Inc.(b)                              27,000          637
Broadcom Corp. Class A(b)                                    52,900          985
Cavium Networks, Inc.(b)                                     52,400          738
Intel Corp.                                                  73,400        1,375
Microchip Technology, Inc.                                   38,900        1,145
ON Semiconductor Corp.(b)                                    99,300          671
                                                                        --------
                                                                           5,551
                                                                        --------
STEEL--1.6%
United States Steel Corp.                                    14,300        1,110
                                                                        --------
SYSTEMS SOFTWARE--1.8%
Oracle Corp.(b)                                              59,900        1,217
                                                                        --------
TOBACCO--1.5%
Philip Morris International, Inc.                            21,000        1,010
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
American Tower Corp. Class A(b)                              28,900        1,040
                                                                        --------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $64,872)                                                 62,833
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.7%

COMMUNICATIONS EQUIPMENT--1.5%
Research In Motion Ltd. (Canada)(b)                          14,900        1,018
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.2%
Potash Corp. of Saskatchewan, Inc. (Canada)                   6,400          845
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS ALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
HEAVY ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. Sponsored ADR (Switzerland)                         51,900     $  1,007
                                                                        --------
MARINE PORTS & SERVICES--1.5%
Aegean Marine Petroleum Network, Inc. (Greece)               46,200        1,032
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd. (Netherlands)                              17,900        1,398
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,977)                                                   5,300
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $70,849)                                                 68,133
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.1%

MONEY MARKET MUTUAL FUNDS--0.1%
State Street Institutional Liquid
   Reserves Fund (seven-day effective yield 2.456%)          46,379           46
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $46)                                                         46
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $70,895)                                                 68,179(a)

Other assets and liabilities, net--0.1%                                       57
                                                                        --------
NET ASSETS--100.0%                                                      $ 68,236
                                                                        ========

ABBREVIATIONS:
ADR -- American Depositary Receipt

FOOTNOTE LEGEND

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,794 and gross depreciation of $7,654 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $71,039.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--97.7%

ADVERTISING--0.3%
Omnicom Group, Inc.                                          13,600     $    524
                                                                        --------
AEROSPACE & DEFENSE--3.5%
Boeing Co. (The)                                             27,800        1,594
General Dynamics Corp.                                        7,100          523
Honeywell International, Inc.                                25,500        1,059
Northrop Grumman Corp.                                       10,900          660
Raytheon Co.                                                 12,600          674
United Technologies Corp.                                    44,400        2,667
                                                                        --------
                                                                           7,177
                                                                        --------
AGRICULTURAL PRODUCTS--0.1%
Darling International, Inc.(b)                               21,200          235
                                                                        --------
APPAREL RETAIL--0.6%
Abercrombie & Fitch Co. Class A                               3,400          134
Gap, Inc. (The)                                              40,600          722
TJX Cos., Inc. (The)                                         11,100          339
                                                                        --------
                                                                           1,195
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Coach, Inc.(b)                                               10,200          255
Quiksilver, Inc.(b)                                          77,500          445
VF Corp.                                                      8,000          619
                                                                        --------
                                                                           1,319
                                                                        --------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                       18,400          726
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--4.2%
Ameriprise Financial, Inc.                                   29,700        1,135
Ares Capital Corp.                                           17,200          179
Bank of New York Mellon Corp. (The)                          86,254        2,810
Federated Investors, Inc. Class B                            12,100          349
Northern Trust Corp.                                         26,100        1,885
SEI Investments Co.                                          17,800          395
State Street Corp.                                           32,400        1,843
                                                                        --------
                                                                           8,596
                                                                        --------
BIOTECHNOLOGY--1.5%
Amgen, Inc.(b)                                               33,500        1,986
Cephalon, Inc.(b)                                            13,000        1,007
                                                                        --------
                                                                           2,993
                                                                        --------
BROADCASTING--0.4%
CBS Corp. Class B                                            52,800          770
                                                                        --------
COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                             3,800          135
                                                                        --------
COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                                  28,200          692
                                                                        --------

                                                           SHARES        VALUE
                                                         ----------     --------
COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b)                                      140,500     $  3,170
Corning, Inc.                                                15,900          248
Emulex Corp.(b)                                              25,800          275
JDS Uniphase Corp.(b)                                        25,500          216
Juniper Networks, Inc.(b)                                    14,000          295
                                                                        --------
                                                                           4,204
                                                                        --------
COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc.                                           18,700          701
RadioShack Corp.                                             36,000          622
                                                                        --------
                                                                           1,323
                                                                        --------
COMPUTER HARDWARE--5.1%
Hewlett-Packard Co.                                         106,300        4,915
International Business Machines Corp.                        47,800        5,591
                                                                        --------
                                                                          10,506
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.3%
NetApp, Inc.(b)                                              22,000          401
QLogic Corp.(b)                                              15,000          230
                                                                        --------
                                                                             631
                                                                        --------
CONSTRUCTION & ENGINEERING--0.4%
Foster Wheeler Ltd.(b)                                       24,000          867
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
AGCO Corp.(b)                                                 9,600          409
Caterpillar, Inc.                                            14,000          835
Cummins, Inc.                                                 3,600          157
                                                                        --------
                                                                           1,401
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Automatic Data Processing, Inc.                              27,500        1,176
Western Union Co. (The)                                      22,800          562
                                                                        --------
                                                                           1,738
                                                                        --------
DEPARTMENT STORES--0.3%
Macy's, Inc.                                                 38,700          696
                                                                        --------
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. Class B                                    5,500          395
                                                                        --------
DISTRIBUTORS--0.3%
Genuine Parts Co.                                            13,800          555
                                                                        --------
DIVERSIFIED BANKS--0.7%
U.S. Bancorp                                                 21,000          756
Wells Fargo & Co.                                            19,000          713
                                                                        --------
                                                                           1,469
                                                                        --------
DIVERSIFIED CHEMICALS--0.2%
PPG Industries, Inc.                                          8,700          507
                                                                        --------

                                                           SHARES        VALUE
                                                         ----------     --------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                                 3,500     $    208
                                                                        --------
ELECTRIC UTILITIES--0.3%
Progress Energy, Inc.                                        14,600          630
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Acuity Brands, Inc.                                           6,900          288
Emerson Electric Co.                                         41,200        1,681
                                                                        --------
                                                                           1,969
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(b)                                18,200          540
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd.                                        11,200          310
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Waste Management, Inc.                                       20,300          639
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                        8,200          241
                                                                        --------
FOOD DISTRIBUTORS--1.2%
SYSCO Corp.                                                  79,900        2,463
                                                                        --------
FOOD RETAIL--1.1%
Casey's General Stores, Inc.                                  6,500          196
Kroger Co. (The)                                             71,000        1,951
                                                                        --------
                                                                           2,147
                                                                        --------
FOOTWEAR--0.8%
NIKE, Inc. Class B                                           23,500        1,572
                                                                        --------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                            15,900          442
Dollar Tree, Inc.(b)                                          8,300          302
                                                                        --------
                                                                             744
                                                                        --------
HEALTH CARE DISTRIBUTORS--1.1%
Cardinal Health, Inc.                                        43,800        2,158
                                                                        --------
HEALTH CARE EQUIPMENT--0.3%
Boston Scientific Corp.(b)                                   51,900          637
                                                                        --------
HEALTH CARE FACILITIES--0.1%
HealthSouth Corp.(b)                                          7,500          138
                                                                        --------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                           8,100          338
                                                                        --------
HOUSEHOLD PRODUCTS--2.0%
Kimberly-Clark Corp.                                         10,800          700
Procter & Gamble Co. (The)                                   47,400        3,304
                                                                        --------
                                                                           4,004
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------     --------
HYPERMARKETS & SUPER CENTERS--1.3%
BJ's Wholesale Club, Inc.(b)                                 19,700     $    766
Wal-Mart Stores, Inc.                                        33,000        1,976
                                                                        --------
                                                                           2,742
                                                                        --------
INDUSTRIAL CONGLOMERATES--1.1%
3M Co.                                                        6,800          464
General Electric Co.                                         16,000          408
Tyco International Ltd.                                      40,025        1,402
                                                                        --------
                                                                           2,274
                                                                        --------
INDUSTRIAL MACHINERY--1.3%
Dover Corp.                                                  10,400          422
Eaton Corp.                                                  19,100        1,073
Gardner Denver, Inc.(b)                                       7,600          264
Illinois Tool Works, Inc.                                     7,300          324
Parker Hannifin Corp.                                        11,450          607
                                                                        --------
                                                                           2,690
                                                                        --------
INSURANCE BROKERS--0.4%
AON Corp.                                                    17,100          769
                                                                        --------
INTEGRATED OIL & GAS--11.6%
Chevron Corp.                                                53,600        4,421
ConocoPhillips                                               60,800        4,453
Exxon Mobil Corp.                                           125,300        9,731
Occidental Petroleum Corp.                                   72,700        5,122
                                                                        --------
                                                                          23,727
                                                                        --------
INTEGRATED TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                                  174,235        4,865
Embarq Corp.                                                 10,100          409
Verizon Communications, Inc.                                 57,800        1,855
Windstream Corp.                                            144,700        1,583
                                                                        --------
                                                                           8,712
                                                                        --------
INTERNET RETAIL--0.1%
Expedia, Inc.(b)                                             19,300          292
                                                                        --------
INTERNET SOFTWARE & SERVICES--1.1%
eBay, Inc.(b)                                                56,100        1,256
Google, Inc. Class A(b)                                       2,400          961
                                                                        --------
                                                                           2,217
                                                                        --------
INVESTMENT BANKING & BROKERAGE--0.4%
GFI Group, Inc.                                              35,800          169
MF Global Ltd.(b)                                            39,300          170
TD Ameritrade Holding Corp.(b)                               24,400          395
                                                                        --------
                                                                             734
                                                                        --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                                 13,100          455
                                                                        --------
LIFE & HEALTH INSURANCE--4.3%
AFLAC, Inc.                                                  17,200        1,011
Lincoln National Corp.                                       23,500        1,006
MetLife, Inc.                                                50,200        2,811
Principal Financial Group, Inc.                              25,500        1,109
Prudential Financial, Inc.                                   24,600        1,771

                                                           SHARES        VALUE
                                                         ----------     --------
LIFE & HEALTH INSURANCE--CONTINUED
StanCorp Financial Group, Inc.                               13,100     $    681
Unum Group                                                   17,800          447
                                                                        --------
                                                                           8,836
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--0.9%
Invitrogen Corp.(b)                                          11,300          427
Thermo Fisher Scientific, Inc.(b)                            26,400        1,452
                                                                        --------
                                                                           1,879
                                                                        --------
MANAGED HEALTH CARE--1.5%
Aetna, Inc.                                                  27,200          982
CIGNA Corp.                                                  19,000          646
UnitedHealth Group, Inc.                                     24,700          627
WellPoint, Inc.(b)                                           18,200          851
                                                                        --------
                                                                           3,106
                                                                        --------
METAL & GLASS CONTAINERS--0.3%
Owens-Illinois, Inc.(b)                                      18,400          541
                                                                        --------
MORTGAGE REIT--0.7%
Annaly Capital Management, Inc.                             112,100        1,508
                                                                        --------
MOVIES & ENTERTAINMENT--3.1%
Time Warner, Inc.                                           112,600        1,476
Viacom, Inc. Class B(b)                                      51,100        1,270
Walt Disney Co. (The)                                       114,600        3,517
                                                                        --------
                                                                           6,263
                                                                        --------
MULTI-LINE INSURANCE--0.2%
Hartford Financial Services Group, Inc. (The)                11,500          471
                                                                        --------
MULTI-UTILITIES--0.9%
Consolidated Edison, Inc.                                    14,000          602
Public Service Enterprise Group, Inc.                        40,900        1,341
                                                                        --------
                                                                           1,943
                                                                        --------
OFFICE REIT--0.6%
Brandywine Realty Trust                                      30,800          494
Lexington Realty Trust                                       44,170          760
                                                                        --------
                                                                           1,254
                                                                        --------
OIL & GAS DRILLING--0.9%
ENSCO International, Inc.                                     8,600          496
Transocean, Inc.(b)                                          11,600        1,274
                                                                        --------
                                                                           1,770
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.4%
Dresser-Rand Group, Inc.(b)                                  15,700          494
Tidewater, Inc.                                               7,200          399
                                                                        --------
                                                                             893
                                                                        --------

                                                           SHARES        VALUE
                                                         ----------     --------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Devon Energy Corp.                                           12,200     $  1,113
Noble Energy, Inc.                                            6,900          383
Stone Energy Corp.(b)                                         6,300          267
W&T Offshore, Inc.                                           16,600          453
                                                                        --------
                                                                           2,216
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
Williams Cos., Inc. (The)                                    27,900          660
                                                                        --------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                                        67,800        2,373
Citigroup, Inc.                                             108,601        2,228
JPMorgan Chase & Co.                                         90,500        4,226
                                                                        --------
                                                                           8,827
                                                                        --------
PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(b)                                     4,400          297
                                                                        --------
PAPER PACKAGING--0.4%
Sonoco Products Co.                                          24,400          724
                                                                        --------
PHARMACEUTICALS--7.1%
Abbott Laboratories                                           6,700          386
Bristol-Myers Squibb Co.                                     71,000        1,480
Endo Pharmaceuticals Holdings, Inc.(b)                       11,100          222
Forest Laboratories, Inc.(b)                                 19,200          543
Johnson & Johnson                                            44,600        3,090
Lilly (Eli) & Co.                                            11,700          515
Medicis Pharmaceutical Corp. Class A                         17,300          258
Merck & Co., Inc.                                            81,100        2,560
Pfizer, Inc.                                                277,500        5,117
Schering-Plough Corp.                                        14,700          271
                                                                        --------
                                                                          14,442
                                                                        --------
PROPERTY & CASUALTY INSURANCE--2.1%
Chubb Corp. (The)                                            21,900        1,202
Cincinnati Financial Corp.                                   22,700          646
Mercury General Corp.                                        12,700          695
Travelers Cos., Inc. (The)                                   41,000        1,853
                                                                        --------
                                                                           4,396
                                                                        --------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                          6,200          331
Fifth Third Bancorp                                          19,600          233
KeyCorp                                                      21,100          252
National City Corp.                                          28,800           51
                                                                        --------
                                                                             867
                                                                        --------
RESTAURANTS--1.6%
McDonald's Corp.                                             52,800        3,258
                                                                        --------
SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.(b)                                    23,400          149
                                                                        --------
SEMICONDUCTORS--2.1%
Intel Corp.                                                 125,300        2,347
LSI Corp.(b)                                                188,900        1,013
Texas Instruments, Inc.                                      46,800        1,006
                                                                        --------
                                                                           4,366
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
SOFT DRINKS--1.4%
Coca-Cola Co. (The)                                          20,200     $  1,068
Coca-Cola Enterprises, Inc.                                  59,500          998
Pepsi Bottling Group, Inc. (The)                             14,800          432
PepsiAmericas, Inc.                                          21,000          435
                                                                        --------
                                                                           2,933
                                                                        --------
SPECIALIZED CONSUMER SERVICES--0.3%
Block (H&R), Inc.                                            26,000          591
                                                                        --------
SPECIALIZED FINANCE--0.3%
NYSE Euronext, Inc.                                          13,400          525
                                                                        --------
SPECIALIZED REIT--0.4%
Host Hotels & Resorts, Inc.                                  61,300          815
                                                                        --------
SPECIALTY CHEMICALS--0.4%
Chemtura Corp.                                               54,600          249
Lubrizol Corp. (The)                                         11,000          474
                                                                        --------
                                                                             723
                                                                        --------
SPECIALTY STORES--0.1%
Tiffany & Co.                                                 8,500          302
                                                                        --------
STEEL--0.2%
AK Steel Holding Corp.                                       15,800          410
                                                                        --------
SYSTEMS SOFTWARE--5.1%
BMC Software, Inc. (b)                                       11,500          329
Microsoft Corp.                                             252,800        6,747
Oracle Corp.(b)                                             112,900        2,293
Symantec Corp.(b)                                            57,200        1,120
                                                                        --------
                                                                          10,489
                                                                        --------
TOBACCO--1.0%
Altria Group, Inc.                                           58,900        1,168
Philip Morris International, Inc.                            10,100          486
Reynolds American, Inc.                                       9,500          462
                                                                        --------
                                                                           2,116
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                          21,600          132
Telephone & Data Systems, Inc.                                4,400          157
                                                                        --------
                                                                             289
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $182,937)                                               199,863
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                         ----------     --------
FOREIGN COMMON STOCKS(c)--1.5%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                        7,000     $    236
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                               22,100          268
                                                                        --------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (United States)          5,200          296
                                                                        --------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)              5,600          175
                                                                        --------
IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. Class A (United States)                       34,100        1,296
                                                                        --------
PERSONAL PRODUCTS--0.3%
Herbalife Ltd. (United States)                               16,100          636
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,754)                                                   2,907
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $186,691)                                               202,770
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional Liquid
   Reserves Fund (seven-day effective yield 2.456%)         871,183          871
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $871)                                                       871
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $187,562)                                               203,641(a)

Other assets and liabilities, net--0.4%                                      895
                                                                        --------
NET ASSETS--100.0%                                                      $204,536
                                                                        ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,572 and gross depreciation of $21,013 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $189,082.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                        VIRTUS GROWTH OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--92.9%

APPAREL RETAIL--2.9%
Guess?, Inc.                                                 15,080     $    525
Urban Outfitters, Inc.(b)                                    14,560          464
                                                                        --------
                                                                             989
                                                                        --------
APPLICATION SOFTWARE--3.3%
Adobe Systems, Inc.(b)                                       15,960          630
Salesforce.com, Inc.(b)                                      10,260          497
                                                                        --------
                                                                           1,127
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
T. Rowe Price Group, Inc.                                    10,130          544
                                                                        --------
BIOTECHNOLOGY--6.7%
Alexion Pharmaceuticals, Inc.(b)                             12,580          494
Genzyme Corp.(b)                                              8,870          718
Gilead Sciences, Inc.(b)                                     16,230          740
United Therapeutics Corp.(b)                                  3,170          333
                                                                        --------
                                                                           2,285
                                                                        --------
CABLE & SATELLITE--1.4%
Comcast Corp. Class A                                        24,400          479
                                                                        --------
CASINOS & GAMING--0.8%
MGM MIRAGE(b)                                                10,270          293
                                                                        --------
COMMUNICATIONS EQUIPMENT--6.7%
F5 Networks, Inc.(b)                                         19,180          449
Juniper Networks, Inc.(b)                                    26,550          559
QUALCOMM, Inc.                                               29,740        1,278
                                                                        --------
                                                                           2,286
                                                                        --------
COMPUTER HARDWARE--6.7%
Apple, Inc.(b)                                               11,750        1,336
Hewlett-Packard Co.                                          20,850          964
                                                                        --------
                                                                           2,300
                                                                        --------
CONSTRUCTION & ENGINEERING--0.7%
Fluor Corp.                                                   4,060          226
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
Cummins, Inc.                                                 5,900          258
Deere & Co.                                                   5,060          250
                                                                        --------
                                                                             508
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Visa, Inc. Class A                                            6,080          373
                                                                        --------
DEPARTMENT STORES--1.2%
Kohl's Corp.(b)                                               8,850          408
                                                                        --------
DIVERSIFIED BANKS--1.5%
U.S. Bancorp                                                 14,400          519
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
DRUG RETAIL--1.4%
CVS Caremark Corp.                                           14,580     $    491
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
First Solar, Inc.(b)                                          2,550          481
SunPower Corp. Class A(b)                                     7,300          518
                                                                        --------
                                                                             999
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--1.4%
Stericycle, Inc.(b)                                           7,940          468
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
Monsanto Co.                                                  5,830          577
                                                                        --------
HEALTH CARE EQUIPMENT--3.1%
Baxter International, Inc.                                    9,600          630
Intuitive Surgical, Inc.(b)                                   1,785          430
                                                                        --------
                                                                           1,060
                                                                        --------
HEALTH CARE SERVICES--1.2%
Express Scripts, Inc.(b)                                      5,710          421
                                                                        --------
HOME ENTERTAINMENT SOFTWARE--0.9%
Activision Blizzard, Inc.(b)                                 19,900          307
                                                                        --------
HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                                    4,220          241
                                                                        --------
HOMEBUILDING--2.0%
NVR, Inc.(b)                                                    760          435
Pulte Homes, Inc.                                            17,800          248
                                                                        --------
                                                                             683
                                                                        --------
HOUSEHOLD PRODUCTS--1.8%
Kimberly-Clark Corp.                                          9,500          616
                                                                        --------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.6%
Robert Half International, Inc.                              22,800          564
                                                                        --------
INDUSTRIAL MACHINERY--0.8%
Pentair, Inc.                                                 8,200          283
                                                                        --------
INSURANCE BROKERS--1.4%
Marsh & McLennan Cos., Inc.                                  14,750          468
                                                                        --------
INTERNET RETAIL--1.1%
Amazon.com, Inc.(b)                                           5,370          391
                                                                        --------
INTERNET SOFTWARE & SERVICES--4.4%
Google, Inc. Class A(b)                                       3,725        1,492
                                                                        --------
INVESTMENT BANKING & BROKERAGE--2.1%
Goldman Sachs Group, Inc. (The)                               5,530          708
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
LIFE SCIENCES TOOLS & SERVICES--4.2%
Charles River Laboratories
   International, Inc. (b)                                   11,400     $    633
Illumina, Inc.(b)                                            12,460          505
Thermo Fisher Scientific, Inc.(b)                             5,740          316
                                                                        --------
                                                                           1,454
                                                                        --------
METAL & GLASS CONTAINERS--1.4%
Pactiv Corp.(b)                                              19,900          494
                                                                        --------
MOTORCYCLE MANUFACTURERS--1.4%
Harley-Davidson, Inc.                                        13,040          486
                                                                        --------
OIL & GAS REFINING & MARKETING--1.2%
Valero Energy Corp.                                          13,720          416
                                                                        --------
PAPER PRODUCTS--0.9%
International Paper Co.                                      11,500          301
                                                                        --------
PERSONAL PRODUCTS--1.0%
Estee Lauder Cos., Inc. (The) Class A                         6,560          327
                                                                        --------
PHARMACEUTICALS--0.9%
Allergan, Inc.                                                5,700          294
                                                                        --------
RAILROADS--1.1%
Union Pacific Corp.                                           5,280          376
                                                                        --------
RESEARCH & CONSULTING SERVICES--1.0%
FTI Consulting, Inc.(b)                                       4,800          347
                                                                        --------
SEMICONDUCTOR EQUIPMENT--3.2%
Applied Materials, Inc.                                      51,790          784
Lam Research Corp.(b)                                        10,520          331
                                                                        --------
                                                                           1,115
                                                                        --------
SEMICONDUCTORS--6.5%
Broadcom Corp. Class A(b)                                    32,720          609
Intel Corp.                                                  53,690        1,006
Xilinx, Inc.                                                 25,500          598
                                                                        --------
                                                                           2,213
                                                                        --------
SPECIALTY STORES--1.0%
Staples, Inc.                                                15,830          356
                                                                        --------
THRIFTS & MORTGAGE FINANCE--3.1%
Hudson City Bancorp, Inc.                                    28,480          525
People's United Financial, Inc.                              28,300          545
                                                                        --------
                                                                           1,070
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
NII Holdings, Inc.(b)                                        12,250          465
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $33,541)                                                 31,820
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

                        VIRTUS GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
FOREIGN COMMON STOCKS(c)--5.4%

INDUSTRIAL CONGLOMERATES--1.7%
Siemens AG Sponsored ADR (Germany)                            6,140     $    576
                                                                        --------
INTERNET SOFTWARE & SERVICES--1.3%
Baidu.com, Inc. (China)(b)                                    1,820          452
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.4%
Schlumberger Ltd. (Netherlands)                              10,290          804
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,158)                                                   1,832
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $35,699)                                                 33,652
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                         ----------     --------
SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
BlackRock Liquidity Funds
   Temp Cash Portfolio - Institutional Shares
   (seven-day effective yield 2.630%)                       458,057     $    458
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $458)                                                       458
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $36,157)                                                 34,110(a)

Other assets and liabilities, net--0.4%                                      147
                                                                        --------
NET ASSETS--100.0%                                                      $ 34,257
                                                                        ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,580 and gross depreciation of $3,857 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $36,387.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                             PAR
                                                            VALUE        VALUE
                                                         ----------     --------
AGENCY MORTGAGE-BACKED SECURITIES--10.8%
FHLMC
   R010-AB 5.500%
     due 12/15/19                                        $      284     $    286
   6.000% due 2/1/38                                            929          942
FNMA
   5.000% due 6/1/18                                          1,124        1,128
   5.000% due 12/1/18                                         1,514        1,519
   4.500% due 6/1/19                                          1,670        1,640
   4.000% due 7/1/19                                            563          539
   5.000% due 8/1/20                                            328          327
   6.000% due 11/1/31                                           282          288
   5.000% due 4/1/34                                          1,771        1,729
   5.000% due 5/1/34                                            582          568
   5.500% due 7/1/34                                          3,096        3,094
   04-W6, 1A4
     5.500% due 7/25/34                                         539          524
   6.000% due 5/1/35                                            506          513
   5.000% due 6/1/35                                          3,319        3,240
   5.500% due 6/1/35                                            505          504
   5.000% due 3/1/36                                            181          176
   5.500% due 5/1/36                                            181          181
   5.500% due 2/1/37                                          1,254        1,251
   6.000% due 3/1/37                                            260          263
   5.500% due 4/1/37                                            340          340
   5.500% due 4/1/37                                            619          618
   6.000% due 9/1/37                                            629          638
   6.000% due 2/1/38                                            797          808
   6.000% due 2/1/38                                            517          524
   5.500% due 4/1/38                                          1,001          999
GNMA
   6.500% due 11/15/23                                           96           98
   6.500% due 11/15/23                                           10           10
   6.500% due 11/15/23                                          121          125
   6.500% due 11/15/23                                           66           67
   6.500% due 12/15/23                                          138          142
   6.500% due 12/15/23                                           88           90
   6.500% due 12/15/23                                          110          113
   6.500% due 3/15/24                                            96           99
   6.500% due 4/15/24                                            44           45
   6.500% due 7/15/24                                           517          532
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,119)                                                 23,960
--------------------------------------------------------------------------------

MUNICIPAL BONDS--3.8%

ARIZONA--0.5%
Salt River Project Agricultural Improvement
   & Power District
   5.000% due 1/1/38                                          1,260        1,184
                                                                        --------
DELAWARE--0.5%
Delaware Transportation Authority Motor Fuel Tax
   Revenue Series A (MBIA Insured)
   5.000% due 7/1/19                                            980        1,006
                                                                        --------
FLORIDA--0.1%
Miami-Dade County Educational Facilities Authority
   Taxable Series C
   5.480% due 4/1/16                                            230          224
                                                                        --------

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
MINNESOTA--0.7%
State of Minnesota
   5.000% due 8/1/19                                     $    1,400     $  1,457
                                                                        --------
PENNSYLVANIA--1.9%
City of Pittsburgh Pension Obligation Taxable Series C
   (FGIC Insured)
   6.500% due 3/1/17                                          4,250        4,256
                                                                        --------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable Series A-1
   6.706% due 6/1/46                                            355          275
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,597)                                                   8,402
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%
Associates Manufactured Housing Pass-Through
   Certificate 97-2, A6
   7.075% due 3/15/28 (c)                                       293          298
Bayview Financial Acquisition Trust 06-A, 1A2
   5.483% due 2/28/41 (c)                                       488          434
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980% due 1/15/18 (c)                                       494          453
Capital One Auto Finance Trust 07-B, A3A
   5.030% due 4/15/12                                           958          925
Carmax Auto Owner Trust 07-2, A3
   5.230% due 12/15/11                                        1,000        1,002
Carmax Auto Owner Trust 05-2, A4
   4.340% due 9/15/10                                           300          299
Dunkin Securitization 144A 06-1, M1
   8.285% due 6/20/31 (b)                                       375          281
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622% due 11/25/35 (c)                                      241          222
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3
   5.777% due 8/25/36(c)                                        605          532
   06-CW2, AF4
   6.080% due 8/25/36(c)                                        689          571
Renaissance Home Equity Loan Trust 06-1, AF2
   5.533% due 5/25/36 (c)                                       205          204
Residential Funding Mortgage Securities II, Inc.
   04-HI3, A4
   4.630% due 1/25/20                                           269          261
   06-HSA1, A3
   5.230% due 2/25/36(c)                                        810          162
Wachovia Auto Loan Owner Trust 144A 06-2A, A3
   5.230% due 8/22/11 (b)                                       553          553
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,277)                                                   6,197
--------------------------------------------------------------------------------

                                                             PAR
                                                            VALUE        VALUE
                                                         ----------     --------
DOMESTIC CORPORATE BONDS--12.9%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp.
   7.625% due 6/15/12                                    $      300     $    296
                                                                        --------
AIRLINES--0.4%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                           670          442
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                           451          384
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                            143          139
                                                                        --------
                                                                             965
                                                                        --------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
   5.750% due 3/15/17                                            80           71
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Bank of New York Mellon Corp. (The)
   4.950% due 11/1/12                                           370          352
BlackRock, Inc.
   6.250% due 9/15/17                                           375          360
Janus Capital Group, Inc.
   6.250% due 6/15/12                                           185          175
                                                                        --------
                                                                             887
                                                                        --------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
   6.500% due 11/15/13                                          155          151
                                                                        --------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
   7.000% due 4/15/14                                           300          263
                                                                        --------
BROADCASTING--0.3%
Comcast Corp.
   5.300% due 1/15/14                                           250          229
Cox Communications, Inc. 144A
   6.250% due 6/1/18(b)                                         300          279
Time Warner Cable, Inc.
   5.850% due 5/1/17                                            160          141
                                                                        --------
                                                                             649
                                                                        --------
BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                           200          169
Owens Corning, Inc.
   6.500% due 12/1/16                                            70           62
                                                                        --------
                                                                             231
                                                                        --------
CASINOS & GAMING--0.1%
MGM MIRAGE
   8.500% due 9/15/10                                            30           28
Seneca Gaming Corp. Series B
   7.250% due 5/1/12                                            260          227
                                                                        --------
                                                                             255
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                             PAR
                                                            VALUE        VALUE
                                                         ----------     --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
   7.375% due 1/15/14                                    $      140     $    128
                                                                        --------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc.
   8.125% due 7/15/18                                           200          196
Vulcan Materials Co.
   5.600% due 11/30/12                                          245          240
                                                                        --------
                                                                             436
                                                                        --------
CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                        180          182
                                                                        --------
CONSUMER FINANCE--1.4%
American Express Credit Corp. Series C
   7.300% due 8/20/13                                           275          265
American Honda Finance Corp. 144A
   6.700% due 10/1/13(b)                                        250          249
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                           190          135
   9.875% due 8/10/11                                           300          207
   7.241% due 4/15/12(c)                                         65           58
   7.800% due 6/1/12                                            255          158
GMAC LLC
   6.875% due 9/15/11                                           375          167
   6.750% due 12/1/14                                           120           46
SLM Corp.
   6.300% due 2/1/10(c)                                       2,250        1,863
                                                                        --------
                                                                           3,148
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                            325          278
Convergys Corp.
   4.875% due 12/15/09                                          750          750
                                                                        --------
                                                                           1,028
                                                                        --------
DIVERSIFIED BANKS--0.2%
Wachovia Corp.
   4.875% due 2/15/14                                           435          267
   5.750% due 2/1/18                                            200          150
                                                                        --------
                                                                             417
                                                                        --------
ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                        140          142
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                           185          178
Great River Energy 144A
   5.829% due 7/1/17(b)                                         284          269
Midwest Generation LLC Series B
   8.560% due 1/2/16                                            117          120
Northeast Utilities
   5.650% due 6/1/13                                            265          259
                                                                        --------
                                                                             968
                                                                        --------

                                                             PAR
                                                            VALUE        VALUE
                                                         ----------     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Mettler-Toledo International, Inc.
   4.850% due 11/15/10                                   $    1,000     $  1,015
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.
   8.250% due 3/15/18                                           220          207
Tyco Electronic Group SA
   6.000% due 10/1/12                                           125          123
                                                                        --------
                                                                             330
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   6.125% due 2/15/14                                           500          462
                                                                        --------
FOOD RETAIL--0.2%
Kroger Co. (The)
   6.800% due 12/15/18                                          150          145
   6.150% due 1/15/20                                           258          236
                                                                        --------
                                                                             381
                                                                        --------
GAS UTILITIES--0.2%
AmeriGas Partners LP
   7.250% due 5/20/15                                           500          458
                                                                        --------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                            330          321
                                                                        --------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                           350          315
                                                                        --------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
   7.250% due 6/15/16                                           340          284
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Corp. (The)
   7.750% due 10/15/15                                          370          338
                                                                        --------
INDUSTRIAL REIT--0.1%
ProLogis
   6.625% due 5/15/18                                           150          129
                                                                        --------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.
   5.625% due 6/15/16                                           550          510
Citizens Communications Co.
   6.250% due 1/15/13                                           235          221
Qwest Corp.
   7.875% due 9/1/11                                            150          144
   6.500% due 6/1/17                                            190          152
Verizon Communications, Inc.
   4.900% due 9/15/15                                           275          246
                                                                        --------
                                                                           1,273
                                                                        --------

                                                             PAR
                                                            VALUE        VALUE
                                                         ----------     --------
INVESTMENT BANKING & BROKERAGE--0.6%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                     $      330     $    317
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                           280          231
   6.150% due 4/1/18                                            225          187
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12(d)                                        375           49
   5.625% due 1/24/13(d)                                        140           18
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                           415(h)       288
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)(e)                                     750(h)       229
                                                                        --------
                                                                           1,319
                                                                        --------
LEISURE PRODUCTS--0.2%
Brunswick Corp.
   9.750% due 8/15/13                                           200          205
Hasbro, Inc.
   6.300% due 9/15/17                                           275          265
                                                                        --------
                                                                             470
                                                                        --------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
   6.875% due 5/1/12                                            245          243
                                                                        --------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                           310          288
                                                                        --------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
   6.750% due 2/1/17                                            385          363
                                                                        --------
OFFICE REIT--0.1%
HRPT Properties Trust
   5.750% due 11/1/15                                           325          278
                                                                        --------
OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc.
   4.750% due 5/15/18                                           450          411
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                         60           56
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp.
   6.875% due 11/15/20                                          325          280
EOG Resources, Inc.
   6.125% due 10/1/13                                           135          135
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                                        997          947
Plains Exploration & Production Co.
   7.750% due 6/15/15                                           150          139
Swift Energy Co.
   7.125% due 6/1/17                                            325          278
XTO Energy, Inc.
   6.500% due 12/15/18                                          145          134
                                                                        --------
                                                                           1,913
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
   6.500% due 6/1/17                                     $      315     $    254
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
Buckeye Partners LP
   6.050% due 1/15/18                                            75           71
Kinder Morgan Management Co.
   5.700% due 1/5/16                                            930          804
NGPL PipeCo. LLC 144A
   6.514% due 12/15/12(b)                                       325          326
TEPPCO Partners LP
   7.625% due 2/15/12                                           150          158
                                                                        --------
                                                                           1,359
                                                                        --------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.
   5.750% due 8/15/16                                           300          249
   5.750% due 12/1/17                                           205          174
   5.650% due 5/1/18                                            300          253
Citigroup, Inc.
   5.500% due 4/11/13                                            99           86
   6.500% due 8/19/13                                           600          533
General Electric Capital Corp.
   5.375% due 10/20/16                                          800          706
International Lease Finance Corp.
   4.750% due 1/13/12                                           375          257
JPMorgan Chase & Co.
   5.250% due 5/1/15                                            350          322
   Series 1
   7.900% due 12/31/49(c)                                       214          180
National Rural Utilities Cooperative Finance Corp.
   5.500% due 7/1/13                                            450          447
                                                                        --------
                                                                           3,207
                                                                        --------
PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B
   6.551% due 8/1/14(c)                                         107           89
                                                                        --------
REGIONAL BANKS--0.4%
National City Bank
   3.889% due 6/29/09(c)                                        265          209
Northern Trust Co. (The)
   6.500% due 8/15/18                                           250          255
SunTrust Banks, Inc.
   5.250% due 11/5/12                                           370          332
Zions Bancorp.
   5.650% due 5/15/14                                           250          181
                                                                        --------
                                                                             977
                                                                        --------
RESEARCH & CONSULTING SERVICES--0.1%
Equifax, Inc.
   6.300% due 7/1/17                                            260          242
                                                                        --------
SPECIALIZED FINANCE--0.4%
Caterpillar Financial Services Corp.
   6.200% due 9/30/13                                           250          250
CME Group, Inc.
   5.400% due 8/1/13                                            125          125
Rabobank Capital Funding II 144A
   5.260% due 12/29/49(b)(c)                                    500          463
                                                                        --------
                                                                             838
                                                                        --------

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
SPECIALIZED REIT--0.2%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                    $      250     $    218
Realty Income Corp.
   6.750% due 8/15/19                                           140          126
                                                                        --------
                                                                             344
                                                                        --------
TOBACCO--0.2%
Reynolds American, Inc.
   7.300% due 7/15/15                                           550          551
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $32,566)                                                 28,583
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.9%

Bear Stearns Adjustable Rate
   Mortgage Trust 05-12, 13A1
   5.446% due 2/25/36 (c)                                       696          586
Bear Stearns Commercial Mortgage Securities 06-PW12,
   A4
   5.902% due 9/11/38 (c)                                       880          799
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000% due 8/25/35                                           562          502
Citigroup/Deutsche Bank Commercial Mortgage Trust
   05-CD1, AM
   5.400% due 7/15/44(c)                                        600          509
   06-CD2, A4
   5.545% due 1/15/46(c)                                      1,420        1,258
Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1
   5.500% due 8/25/34                                           771          771
Credit Suisse First Boston Mortgage Securities Corp.
   05-12, 6A1
   6.000% due 1/25/36                                         1,030          631
Credit Suisse Mortgage Capital Certificates 06-C1, A4
   5.609% due 2/15/39 (c)                                     2,050        1,839
Crown Castle Towers LLC 144A 05-1A, AFX
   4.643% due 6/15/35 (b)                                       915          906
First Horizon Asset Securities, Inc. 05-AR1, 2A1
   4.998% due 4/25/35 (c)                                       749          653
Greenwich Capital Commercial Funding Corp. 04-GG1, A7
   5.317% due 6/10/36 (c)                                     4,100        3,863
GS Mortgage Securities Corp. II 05-GG4, AJ
   4.782% due 7/10/39                                           950          747
   07-GG10, A4
   5.993% due 8/10/45(c)                                        600          512
JPMorgan Chase Commercial Mortgage Securities Corp.
   01-CIBC, A3
   6.260% due 3/15/33                                         1,028        1,027
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                           573          532

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6
   4.786% due 10/15/29(c)                                $    1,800     $  1,630
   06-C6, A4
   5.372% due 9/15/39                                           775          678
   07-C2, A2
   5.303% due 2/15/40                                         1,550        1,443
   07-C6, A2
   5.845% due 7/15/40                                           175          164
   07-C7, A3
   5.866% due 9/15/45(c)                                        600          514
MASTR Resecuritization Trust 144A 05-1
   5.000% due 10/28/34 (b)                                      338          186
Merrill Lynch Mortgage Trust 06-C1, AM
   5.841% due 5/12/39 (c)                                       850          702
Morgan Stanley Capital I 06-T23, A4
   5.984% due 8/12/41 (c)                                       955          865
Residential Accredit Loans, Inc. 06-QA1, A21
   5.957% due 1/25/36 (c)                                     1,183          870
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A
   4.840% due 3/25/35 (c)                                       827          726
Structured Asset Securities Corp. 05-17, 1A6
   5.500% due 10/25/35                                          845          741
Timberstar Trust 144A 06-1A, A
   5.668% due 10/15/36 (b)                                      800          739
Wells Fargo Mortgage Backed Securities Trust 04-EE,
   2A3
   4.109% due 12/25/34(c)                                       775          716
   05-AR4, 2A1
   4.537% due 4/25/35(c)                                      1,201        1,041
   05-AR4, 2A2
   4.537% due 4/25/35(c)                                        240          208
   05-AR16, 6A3
   5.001% due 10/25/35(c)                                       620          553
   05-14, 2A1
   5.500% due 12/25/35                                        1,535        1,377
   07-AR3, A4
   6.058% due 4/25/37(c)                                        329          252
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,474)                                                 28,540
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

AUSTRALIA--0.1%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                           220(g)       178
                                                                        --------
BRAZIL--0.1%
Federative Republic of Brazil
   11.000% due 8/17/40                                          200          251
                                                                        --------
PHILIPPINES--0.1%
Republic of Philippines
   10.625% due 3/16/25                                           75          100
   7.750% due 1/14/31                                           150          158
                                                                        --------
                                                                             258
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(f)                                 $      140     $    146
                                                                        --------
TURKEY--0.2%
Republic of Turkey
   12.375% due 6/15/09                                          200          215
   7.000% due 6/5/20                                            220          207
                                                                        --------
                                                                             422
                                                                        --------
UKRAINE--0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                                       320          249
                                                                        --------
VENEZUELA--0.2%
Republic of Venezuela
   5.750% due 2/26/16                                           175          115
   9.250% due 9/15/27                                           365          273
                                                                        --------
                                                                             388
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,058)                                                   1,892
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.2%

ARUBA--0.2%
UFJ Finance AEC
   6.750% due 7/15/13                                           325          341
                                                                        --------
AUSTRALIA--1.0%
National Capital Trust II 144A
   5.486% due 12/29/49(b)(c)                                  1,000          817
Rio Tinto Finance USA Ltd.
   6.500% due 7/15/18                                           450          426
United Energy Distribution Holdings Property Ltd. 144A
   5.450% due 4/15/16(b)                                        500          517
Westfield Capital Corp. Ltd./Westfield Finance
   Authority 144A
   5.125% due 11/15/14(b)                                       420          373
                                                                        --------
                                                                           2,133
                                                                        --------
BRAZIL--0.1%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                        176          171
                                                                        --------
CANADA--0.5%
Agrium, Inc.
   6.750% due 1/15/19                                           250          245
Catalyst Paper Corp.
   7.375% due 3/1/14                                            210          144
EnCana Corp.
   5.900% due 12/1/17                                           195          174
Petro-Canada
   6.050% due 5/15/18                                           120          105
Videotron/Quebecor Media Inc.
   6.375% due 12/15/15                                          225          199
Xstrata Canada Corp.
   5.500% due 6/15/17                                           295          271
                                                                        --------
                                                                           1,138
                                                                        --------

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
CHILE--0.1%
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                                 $      325     $    313
                                                                        --------
FRANCE--0.1%
Compagnie Generale de Geophysique-Veritas
   7.750% due 5/15/17                                           325          310
                                                                        --------
GERMANY--0.1%
Deutsche Bank AG
   4.875% due 5/20/13                                           110          105
                                                                        --------
ISRAEL--0.1%
Israel Electric Corp. Ltd. 144A
   7.250% due 1/15/19(b)                                        200          200
                                                                        --------
ITALY--0.1%
Telecom Italia Capital SA
   6.999% due 6/4/18                                            250          224
                                                                        --------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
   7.000% due 11/3/09(b)                                        250          204
KazMunaiGaz Finance Sub BV 144A
   9.125% due 7/2/18(b)                                         240          204
                                                                        --------
                                                                             408
                                                                        --------
LUXEMBOURG--0.2%
ArcelorMittal 144A
   6.125% due 6/1/18(b)                                         250          218
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
   144A
   9.125% due 4/30/18(b)                                        160          125
                                                                        --------
                                                                             343
                                                                        --------
PHILIPPINES--0.1%
National Power Corp.
   9.625% due 5/15/28                                           270          303
                                                                        --------
RUSSIA--0.5%
Evraz Group SA 144A
   9.500% due 4/24/18(b)                                        100           73
Gaz Capital SA 144A
   8.146% due 4/11/18(b)                                        100           87
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                       285          225
   6.510% due 3/7/22(b)                                         125           90
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                         380          310
TNK-BP Finance SA RegS
   6.125% due 3/20/12(f)                                        375          297
                                                                        --------
                                                                           1,082
                                                                        --------
SINGAPORE--0.3%
DBS Bank Ltd. 144A
   5.000% due 11/15/19(b)(c)                                    700          611
                                                                        --------

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
SOUTH KOREA--0.3%
Export-Import Bank of Korea
   5.500% due 10/17/12                                   $      330     $    313
Korea Development Bank
   3.875% due 3/2/09                                            350          348
                                                                        --------
                                                                             661
                                                                        --------
TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
   4.604% due 2/15/12(b)(c)                                     219          211
                                                                        --------
UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                                       210          208
   5.875% due 10/27/16(b)                                       355          324
                                                                        --------
                                                                             532
                                                                        --------
UNITED KINGDOM--0.5%
HBOS plc 144A
   5.750% due 11/1/15(b)(c)                                     750          464
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                         185          157
Tate & Lyle International Finance plc 144A
   6.625% due 6/15/16(b)                                        325          306
Vodafone Group plc
   5.000% due 9/15/15                                           175          154
   6.150% due 2/27/37                                           160          129
                                                                        --------
                                                                           1,210
                                                                        --------
UNITED STATES--0.4%
Credit Suisse New York
   5.000% due 5/15/13                                           330          306
CRH America, Inc.
   6.000% due 9/30/16                                           310          267
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                                       173          166
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                                       235          196
                                                                        --------
                                                                             935
                                                                        --------
VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17(f)                                        425          231
                                                                        --------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,075)                                                 11,462
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS (c)--2.1%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.000% due 3/31/14                                            45           42
                                                                        --------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
   5.470% due 12/16/13                                          370          247
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
BROADCASTING--0.1%
Charter Communications Operating LLC Tranche
   4.735% due 3/6/14                                     $      323     $    259
MCC Georgia LLC Tranche E
   6.500% due 1/3/16                                             38           38
                                                                        --------
                                                                             297
                                                                        --------
COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B
   5.132% due 12/27/14                                          333          313
                                                                        --------
CONSUMER FINANCE--0.2%
Hertz Corp.
   Tranche B
   4.215% due 12/21/12                                          315          281
   Letter of Credit
   4.551% due 12/21/12                                           56           50
                                                                        --------
                                                                             331
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
   5.551% due 9/24/14                                           495          426
                                                                        --------
ELECTRIC UTILITIES--0.0%
Texas Competitive Electric
   Holdings Co. LLC Tranche B2
   6.145% due 10/10/14                                           89           75
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   Letter of Credit A
   4.098% due 3/28/14                                           145          141
   Tranche B4
   265% due 3/28/14                                             203          197
                                                                        --------
                                                                             338
                                                                        --------
HEALTH CARE FACILITIES--0.3%
HCA, Inc.
   Tranche A
   4.801% due 11/18/12                                          137          122
   Tranche B
   5.051% due 11/18/13                                          209          186
Health Management Associates, Inc.
   Tranche B
   4.551% due 2/28/14                                            47           40
HealthSouth Corp. Tranche
   5.290% due 3/10/13                                           205          187
                                                                        --------
                                                                             535
                                                                        --------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.635% due 2/6/14                                            232          188
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc.
   Letter of Credit
   4.301% due 2/1/13                                             57           50
   Tranche B
   4.301% due 2/1/13                                            117          103
                                                                        --------
                                                                             153
                                                                        --------

                                                             PAR
                                                            VALUE         VALUE
                                                         ----------     --------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc.
   Tranche B
   4.876% due 3/13/14                                    $       23     $     20
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc.
   Tranche
   4.626% due 7/1/13                                             81           75
                                                                        --------
PACKAGED FOODS & MEATS--0.0%
Wrigley (WM) Jr. Co. Tranche B
   6.634% due 9/30/14                                            45           44
                                                                        --------
PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
   4.465% due 12/20/12                                          356          313
                                                                        --------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
   4.635% due 11/17/14                                          370          222
                                                                        --------
SPECIALIZED FINANCE--0.2%
Sungard Data Systems, Inc.
   Tranche B
   4.553% due 2/28/14                                           371          325
                                                                        --------
SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc.
   Tranche B
   4.755% due 12/22/12                                          200          192
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
ALLTEL Communications, Inc.
   Tranche B3
   4.958% due 5/15/15                                           223          218
MetroPCS Wireless, Inc. Tranche B
   4.906% due 2/20/14                                           174          157
                                                                        --------
                                                                             375
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $5,190)                                                   4,512
--------------------------------------------------------------------------------

                                                           SHARES
                                                         ----------
DOMESTIC COMMON STOCKS--45.9%

ADVERTISING--0.1%
Omnicom Group, Inc.                                           7,300          281
                                                                        --------
AEROSPACE & DEFENSE--1.8%
Boeing Co. (The)                                             14,500          832
General Dynamics Corp.                                        4,400          324
Honeywell International, Inc.                                13,800          573
Northrop Grumman Corp.                                        5,900          357
Raytheon Co.                                                  6,700          359
United Technologies Corp.                                    24,900        1,495
                                                                        --------
                                                                           3,940
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
AGRICULTURAL PRODUCTS--0.1%
Darling International, Inc.(i)                               11,000     $    122
                                                                        --------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.
   Class A                                                    1,800           71
Gap, Inc. (The)                                              20,800          370
TJX Cos., Inc. (The)                                          5,700          174
                                                                        --------
                                                                             615
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(i)                                                5,700          143
Quiksilver, Inc.(i)                                          40,800          234
VF Corp.                                                      3,700          286
                                                                        --------
                                                                             663
                                                                        --------
APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(i)                                        9,600          379
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Ameriprise Financial, Inc.                                   15,500          592
Ares Capital Corp.                                            8,900           93
Bank of New York Mellon
   Corp. (The)                                               42,426        1,382
Federated Investors, Inc.
   Class B                                                    6,600          190
Northern Trust Corp.                                         13,400          968
SEI Investments Co.                                          10,100          224
State Street Corp.                                           15,400          876
                                                                        --------
                                                                           4,325
                                                                        --------
BIOTECHNOLOGY--0.7%
Amgen, Inc.(i)                                               17,000        1,008
Cephalon, Inc.(i)                                             7,100          550
                                                                        --------
                                                                           1,558
                                                                        --------
BROADCASTING--0.2%
CBS Corp. Class B                                            28,600          417
                                                                        --------
COAL & CONSUMABLE FUELS--0.0%
Massey Energy Co.                                             1,800           64
                                                                        --------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                                  14,900          366
                                                                        --------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(i)                                       73,100        1,649
Corning, Inc.                                                 8,500          133
Emulex Corp.(i)                                              14,600          156
JDS Uniphase Corp.(i)                                        13,000          110
Juniper Networks, Inc.(i)                                     7,600          160
                                                                        --------
                                                                           2,208
                                                                        --------
COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                                            9,700          364
RadioShack Corp.                                             17,900          309
                                                                        --------
                                                                             673
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
COMPUTER HARDWARE--2.5%
Hewlett-Packard Co.                                          55,930     $  2,586
International Business Machines Corp.                        26,200        3,065
                                                                        --------
                                                                           5,651
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(i)                                              11,800          215
QLogic Corp.(i)                                               8,300          128
                                                                        --------
                                                                             343
                                                                        --------
CONSTRUCTION & ENGINEERING--0.2%
Foster Wheeler Ltd.(i)                                       12,600          455
                                                                        --------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.3%
AGCO Corp.(i)                                                 5,500          234
Caterpillar, Inc.                                             7,500          447
Cummins, Inc.                                                 2,300          101
                                                                        --------
                                                                             782
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Automatic Data Processing, Inc.                              14,600          624
Western Union Co. (The)                                      12,300          304
                                                                        --------
                                                                             928
                                                                        --------
DEPARTMENT STORES--0.2%
Macy's, Inc.                                                 19,400          349
                                                                        --------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                    2,800          201
                                                                        --------
DIVERSIFIED BANKS--0.1%
Wells Fargo & Co.                                             7,200          270
                                                                        --------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(i)                                 1,900          113
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Acuity Brands, Inc.                                           3,500          146
Emerson Electric Co.                                         22,400          914
                                                                        --------
                                                                           1,060
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc.(i)                                 9,600          285
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                         6,300          174
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                       10,900          343
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                        4,600          135
                                                                        --------
FOOD DISTRIBUTORS--0.6%
SYSCO Corp.                                                  41,800        1,289
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
FOOD RETAIL--0.5%
Casey's General Stores, Inc.                                  3,300     $    100
Kroger Co. (The)                                             36,300          997
                                                                        --------
                                                                           1,097
                                                                        --------
FOOTWEAR--0.4%
NIKE, Inc. Class B                                           11,800          789
                                                                        --------
GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(i)                                             8,600          239
Dollar Tree, Inc.(i)                                          4,400          160
                                                                        --------
                                                                             399
                                                                        --------
HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                                        23,200        1,143
                                                                        --------
HEALTH CARE EQUIPMENT--0.1%
Boston Scientific Corp.(i)                                   26,600          326
                                                                        --------
HEALTH CARE FACILITIES--0.0%
HealthSouth Corp.(i)                                          3,900           72
                                                                        --------
HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                           4,900          205
                                                                        --------
HOUSEHOLD PRODUCTS--0.9%
Kimberly-Clark Corp.                                          5,800          376
Procter & Gamble Co. (The)                                   24,900        1,735
                                                                        --------
                                                                           2,111
                                                                        --------
HYPERMARKETS & SUPER CENTERS--0.6%
BJ's Wholesale Club, Inc.(i)                                 10,200          396
Wal-Mart Stores, Inc.                                        17,100        1,024
                                                                        --------
                                                                           1,420
                                                                        --------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.                                      22,650          793
                                                                        --------
INDUSTRIAL MACHINERY--0.7%
Dover Corp.                                                   5,700          231
Eaton Corp.                                                  10,700          601
Gardner Denver, Inc.(i)                                       4,400          153
Illinois Tool Works, Inc.                                     3,900          173
Parker Hannifin Corp.                                         6,200          329
                                                                        --------
                                                                           1,487
                                                                        --------
INSURANCE BROKERS--0.2%
AON Corp.                                                     9,100          409
                                                                        --------
INTEGRATED OIL & GAS--5.5%
Chevron Corp.                                                27,400        2,260
ConocoPhillips                                               31,500        2,307
Exxon Mobil Corp.                                            63,400        4,924
Occidental Petroleum Corp.                                   39,600        2,790
                                                                        --------
                                                                          12,281
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                                   92,974      $ 2,596
Embarq Corp.                                                  5,600          227
Verizon Communications, Inc.                                 30,400          976
Windstream Corp.                                             76,100          832
                                                                        --------
                                                                           4,631
                                                                        --------
INTERNET RETAIL--0.1%
Expedia, Inc.(i)                                              9,700          147
                                                                        --------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(i)                                                29,000          649
Google, Inc. Class A(i)                                       1,200          481
                                                                        --------
                                                                           1,130
                                                                        --------
INVESTMENT BANKING & BROKERAGE--0.2%
GFI Group, Inc.                                              19,900           94
MF Global Ltd.(i)                                            22,300           97
TD Ameritrade Holding Corp.(i)                               13,400          217
                                                                        --------
                                                                             408
                                                                        --------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                                  6,900          240
                                                                        --------
LIFE & HEALTH INSURANCE--2.1%
AFLAC, Inc.                                                   9,500          558
Lincoln National Corp.                                       12,400          531
MetLife, Inc.                                                26,900        1,506
Principal Financial Group, Inc.                              12,800          557
Prudential Financial, Inc.                                   12,800          922
StanCorp Financial Group, Inc.                                7,100          369
Unum Group                                                    9,400          236
                                                                        --------
                                                                           4,679
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Invitrogen Corp.(i)                                           6,600          249
Thermo Fisher Scientific, Inc.(i)                            13,600          748
                                                                        --------
                                                                             997
                                                                        --------
MANAGED HEALTH CARE--0.8%
Aetna, Inc.                                                  14,700          531
CIGNA Corp.                                                  11,000          374
UnitedHealth Group, Inc.                                     12,980          329
WellPoint, Inc.(i)                                            9,500          444
                                                                        --------
                                                                           1,678
                                                                        --------
METAL & GLASS CONTAINERS--0.1%
Owens-Illinois, Inc.(i)                                       8,100          238
                                                                        --------
MORTGAGE REIT--0.3%
Annaly Capital Management, Inc.                              56,100          755
                                                                        --------
MOVIES & ENTERTAINMENT--1.5%
Time Warner, Inc.                                            61,500          806
Viacom, Inc. Class B(i)                                      28,000          696
Walt Disney Co. (The)                                        58,700        1,801
                                                                        --------
                                                                           3,303
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)                 6,100     $    250
                                                                        --------
MULTI-UTILITIES--0.3%
Public Service Enterprise Group, Inc.                        21,800          715
                                                                        --------
OFFICE REIT--0.3%
Brandywine Realty Trust                                      16,200          260
Lexington Realty Trust                                       21,930          377
                                                                        --------
                                                                             637
                                                                        --------
OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                                     4,700          271
Transocean, Inc.(i)                                           6,100          670
                                                                        --------
                                                                             941
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc.(i)                                   8,400          264
Tidewater, Inc.                                               3,900          216
                                                                        --------
                                                                             480
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
Devon Energy Corp.                                            6,500          593
Noble Energy, Inc.                                            3,600          200
Stone Energy Corp.(i)                                         3,200          136
W&T Offshore, Inc.                                            8,700          237
                                                                        --------
                                                                           1,166
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION--0.1%
Williams Cos., Inc. (The)                                    14,000          331
                                                                        --------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Bank of America Corp.                                        33,900        1,187
Citigroup, Inc.                                              55,300        1,134
JPMorgan Chase & Co.                                         45,100        2,106
                                                                        --------
                                                                           4,427
                                                                        --------
PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(i)                                     2,300          155
                                                                        --------
PHARMACEUTICALS--3.3%
Abbott Laboratories                                           3,600          207
Bristol-Myers Squibb Co.                                     37,800          788
Endo Pharmaceuticals
   Holdings, Inc.(i)                                          6,300          126
Forest Laboratories, Inc.(i)                                 10,800          306
Johnson & Johnson                                            23,300        1,614
Medicis Pharmaceutical Corp.
   Class A                                                    9,100          136
Merck & Co., Inc.                                            42,000        1,326
Pfizer, Inc.                                                140,900        2,598
Schering-Plough Corp.                                         7,700          142
                                                                        --------
                                                                           7,243
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
PROPERTY & CASUALTY INSURANCE--0.9%
Chubb Corp. (The)                                            11,000     $    604
Cincinnati Financial Corp.                                   11,100          316
Travelers Cos., Inc. (The)                                   22,400        1,012
                                                                        --------
                                                                           1,932
                                                                        --------
REGIONAL BANKS--0.1%
Bank of Hawaii Corp.                                          3,300          176
KeyCorp                                                       9,700          116
                                                                        --------
                                                                             292
                                                                        --------
RESTAURANTS--0.8%
McDonald's Corp.                                             29,200        1,802
                                                                        --------
SEMICONDUCTOR EQUIPMENT--0.0%
Amkor Technology, Inc.(i)                                    12,400           79
                                                                        --------
SEMICONDUCTORS--1.0%
Intel Corp.                                                  67,000        1,255
LSI Corp.(i)                                                 94,700          507
Texas Instruments, Inc.                                      23,900          514
                                                                        --------
                                                                           2,276
                                                                        --------
SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                          10,500          555
Coca-Cola Enterprises, Inc.                                  30,500          512
Pepsi Bottling Group, Inc. (The)                              8,000          233
PepsiAmericas, Inc.                                          10,900          226
                                                                        --------
                                                                           1,526
                                                                        --------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                            13,500          307
                                                                        --------
SPECIALIZED FINANCE--0.1%
NYSE Euronext, Inc.                                           6,900          270
                                                                        --------
SPECIALIZED REIT--0.2%
Host Hotels & Resorts, Inc.                                  32,500          432
                                                                        --------
SPECIALTY CHEMICALS--0.2%
Chemtura Corp.                                               27,400          125
Lubrizol Corp. (The)                                          6,300          272
                                                                        --------
                                                                             397
                                                                        --------
SPECIALTY STORES--0.1%
Tiffany & Co.                                                 4,400          156
                                                                        --------
STEEL--0.1%
AK Steel Holding Corp.                                        8,800          228
                                                                        --------
SYSTEMS SOFTWARE--2.5%
BMC Software, Inc.(i)                                         6,600          189
Microsoft Corp.                                             131,600        3,512
Oracle Corp.(i)                                              61,400        1,247
Symantec Corp.(i)                                            31,800          623
                                                                        --------
                                                                           5,571
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
TOBACCO--0.5%
Altria Group, Inc.                                           30,490     $    605
Philip Morris International, Inc.                             5,190          250
Reynolds American, Inc.                                       4,900          238
                                                                        --------
                                                                           1,093
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                          11,000           67
Telephone & Data Systems, Inc.                                2,300           82
                                                                        --------
                                                                             149
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,859)                                                101,582
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--0.7%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                        3,600          121
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                               12,300          149
                                                                        --------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan
   Copper & Gold, Inc. (United States)(e)                     2,600          148
                                                                        --------
INDUSTRIAL MACHINERY--0.0%
Ingersoll-Rand Co., Ltd. Class A
   (United States)                                            3,000           93
                                                                        --------
IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A
   (United States)                                           18,800          714
                                                                        --------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                                8,500          336
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,020)                                                   1,561
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $220,235)                                               216,691
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional
   Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     3,818,451        3,818
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,818)                                                   3,818
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $224,053)                                               220,509(a)

Other assets and liabilities, net--0.3%                                      686
                                                                        --------
NET ASSETS--100.0%                                                      $221,195
                                                                        ========

               See abbreviations and footnote legend on page 20.

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:
FGIC  -- Financial Guaranty Insurance Company
FHLMC -- Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  -- Fannie Mae or Federal National Mortgage Association
GNMA  -- Ginnie Mae or Government National Mortgage Association
MBIA  -- Municipal Bond Insurance Association
REIT  -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $16,415 and gross depreciation of $22,180 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $226,274.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $12,430 or 5.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Security in default and non-income producing.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g)  Par value represents Australian Dollar (reported in thousands).
(h)  Par value represents Brazilian Real (reported in thousands).
(i)  Non-income producing.



                        See Notes to Financial Statements

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--90.9%

AEROSPACE & DEFENSE--1.9%
Alliant Techsystems, Inc.(b)(d)                               3,690     $    347
Goodrich Corp.                                               35,100        1,460
                                                                        --------
                                                                           1,807
                                                                        --------
APPAREL RETAIL--4.6%
Abercrombie & Fitch Co. Class A(d)                           12,700          501
AnnTaylor Stores Corp.(b)(d)                                 30,600          631
Gap, Inc. (The)                                              44,300          788
TJX Cos., Inc. (The)(d)                                      78,560        2,398
                                                                        --------
                                                                           4,318
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Polo Ralph Lauren Corp.(d)                                    6,130          409
VF Corp.(d)                                                   6,600          510
                                                                        --------
                                                                             919
                                                                        --------
APPLICATION SOFTWARE--1.1%
Autodesk, Inc.(b)(d)                                         11,770          395
Compuware Corp.(b)(d)                                        61,900          600
                                                                        --------
                                                                             995
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Federated Investors, Inc. Class B(d)                         11,600          335
                                                                        --------
AUTO PARTS & EQUIPMENT--0.4%
BorgWarner, Inc.(d)                                          10,500          344
                                                                        --------
AUTOMOTIVE RETAIL--0.8%
Advance Auto Parts, Inc.                                     18,200          722
                                                                        --------
CABLE & SATELLITE--3.7%
DISH Network Corp. Class A(b)                                88,100        1,850
Liberty Global, Inc. Class A(b)(d)                           52,600        1,594
                                                                        --------
                                                                           3,444
                                                                        --------
COAL & CONSUMABLE FUELS--0.5%
Massey Energy Co.(d)                                         12,600          449
                                                                        --------
COMMODITY CHEMICALS--2.3%
Celanese Corp. Series A                                      79,200        2,210
                                                                        --------
COMPUTER HARDWARE--1.8%
NCR Corp.(b)(d)                                              26,800          591
Sun Microsystems, Inc.(b)(d)                                142,500        1,083
                                                                        --------
                                                                           1,674
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.8%
QLogic Corp.(b)(d)                                           49,100          754
                                                                        --------
CONSTRUCTION & ENGINEERING--0.6%
Fluor Corp.                                                  10,300          574
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--5.0%
Affiliated Computer Services, Inc. Class A(b)(d)             22,000        1,114

                                                           SHARES         VALUE
                                                         ----------     --------
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
Broadridge Financial Solutions, Inc.                         56,900     $    875
Hewitt Associates, Inc. Class A(b)(d)                        74,500        2,715
                                                                        --------
                                                                           4,704
                                                                        --------
ELECTRIC UTILITIES--1.5%
PPL Corp.(d)                                                 39,200        1,451
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Ametek, Inc.                                                 15,240          622
GrafTech International Ltd.(b)                               29,000          438
                                                                        --------
                                                                           1,060
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--0.7%
Jabil Circuit, Inc.(d)                                       71,600          683
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--2.8%
Covanta Holding Corp.(b)(d)                                  57,300        1,372
Republic Services, Inc.(d)                                   41,400        1,241
                                                                        --------
                                                                           2,613
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Terra Industries, Inc.(d)                                    17,800          523
                                                                        --------
FOOD RETAIL--2.0%
Kroger Co. (The)(d)                                          69,900        1,921
                                                                        --------
GAS UTILITIES--0.4%
Energen Corp.(d)                                             8,400           380
                                                                        --------
GENERAL MERCHANDISE STORES--2.3%
Dollar Tree, Inc.(b)                                         60,300        2,193
                                                                        --------
HEALTH CARE EQUIPMENT--2.3%
Hill-Rom Holdings, Inc.(d)                                   72,000        2,182
                                                                        --------
HEALTH CARE FACILITIES--3.0%
LifePoint Hospitals, Inc.(b)                                 13,900          447
Universal Health Services, Inc. Class B(d)                   42,400        2,375
                                                                        --------
                                                                           2,822
                                                                        --------
HEALTH CARE SERVICES--0.6%
Quest Diagnostics, Inc.                                      11,100          574
                                                                        --------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.1%
Manpower, Inc.(d)                                            10,900          470
Robert Half International, Inc.(d)                           22,000          545
                                                                        --------
                                                                           1,015
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
NRG Energy, Inc.(b)(d)                                       40,300          997
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
INDUSTRIAL CONGLOMERATES--0.4%
Textron, Inc.(d)                                             13,500     $    395
                                                                        --------
INDUSTRIAL MACHINERY--4.7%
Dover Corp.                                                  42,600        1,727
Harsco Corp.(d)                                              71,820        2,671
                                                                        --------
                                                                           4,398
                                                                        --------
INVESTMENT BANKING & BROKERAGE--0.7%
James (Raymond) Financial, Inc.(d)                           19,400          640
                                                                        --------
LEISURE FACILITIES--0.5%
International Speedway Corp. Class A(d)                      12,900          502
                                                                        --------
LIFE & HEALTH INSURANCE--1.0%
Nationwide Financial Services, Inc. Class A(d)               18,400          908
                                                                        --------
MANAGED HEALTH CARE--2.0%
CIGNA Corp.(d)                                               45,000        1,529
Humana, Inc.(b)(d)                                            7,590          313
                                                                        --------
                                                                           1,842
                                                                        --------
MARINE--0.9%
Kirby Corp.(b)(d)                                            22,500          854
                                                                        --------
METAL & GLASS CONTAINERS--1.7%
Crown Holdings, Inc.(b)                                      30,800          684
Owens-Illinois, Inc.(b)(d)                                   31,100          914
                                                                        --------
                                                                           1,598
                                                                        --------
OFFICE ELECTRONICS--1.1%
Xerox Corp.                                                  88,400        1,019
                                                                        --------
OIL & GAS DRILLING--3.2%
ENSCO International, Inc.(d)                                  9,100          524
Patterson-UTI Energy, Inc.(d)                                25,400          509
Unit Corp.(b)                                                38,900        1,938
                                                                        --------
                                                                           2,971
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.2%
National Oilwell Varco, Inc.(b)(d)                            5,815          292
Superior Energy Services, Inc.(b)(d)                         55,900        1,741
                                                                        --------
                                                                           2,033
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--7.0%
Cimarex Energy Co.(d)                                        38,100        1,863
Encore Acquisition Co.(b)                                    40,200        1,680
Newfield Exploration Co.(b)(d)                               13,170          421
Noble Energy, Inc.                                           37,300        2,074
W&T Offshore, Inc.(d)                                        18,100          494
                                                                        --------
                                                                           6,532
                                                                        --------
PHARMACEUTICALS--2.4%
Forest Laboratories, Inc.(b)                                 15,700          444
Watson Pharmaceuticals, Inc.(b)(d)                           64,100        1,827
                                                                        --------
                                                                           2,271
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
RAILROADS--0.8%
Kansas City Southern Industries, Inc.(b)(d)                  16,400     $    728
                                                                        --------
RESTAURANTS--1.1%
Yum! Brands, Inc.(d)                                         30,900        1,008
                                                                        --------
SEMICONDUCTOR EQUIPMENT--0.3%
KLA-Tencor Corp.(d)                                           7,820          247
                                                                        --------
SEMICONDUCTORS--1.7%
Broadcom Corp. Class A(b)(d)                                 19,100          356
National Semiconductor Corp.(d)                              62,700        1,079
NVIDIA Corp.(b)(d)                                           17,580          188
                                                                        --------
                                                                           1,623
                                                                        --------
SOFT DRINKS--3.4%
Pepsi Bottling Group, Inc. (The)(d)                         109,200        3,185
                                                                        --------
SPECIALIZED CONSUMER SERVICES--1.2%
Service Corp. International(d)                              130,700        1,093
                                                                        --------
SPECIALTY CHEMICALS--0.5%
Lubrizol Corp. (The)(d)                                      11,100          479
                                                                        --------
SPECIALTY STORES--0.6%
Barnes & Noble, Inc.(d)                                      23,400          610
                                                                        --------
STEEL--1.2%
AK Steel Holding Corp.(d)                                    32,600          845
Reliance Steel & Aluminum Co.                                 7,300          277
                                                                        --------
                                                                           1,122
                                                                        --------
SYSTEMS SOFTWARE--3.2%
CA, Inc.(d)                                                  31,700          633
Symantec Corp.(b)(d)                                        120,500        2,359
                                                                        --------
                                                                           2,992
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
TRADING COMPANIES & DISTRIBUTORS--1.5%
WESCO International, Inc.(b)(d)                              45,100     $  1,451
                                                                        --------
TRUCKING--0.9%
Ryder System, Inc. (d)                                       13,500          837
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Telephone & Data Systems, Inc.(d)                            62,100        2,220
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $100,247)                                                85,221
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--7.7%

AUTO PARTS & EQUIPMENT--0.8%
Autoliv, Inc. (Sweden)(d)                                    22,400          756
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--1.4%
Seagate Technology (Singapore)                              104,300        1,264
                                                                        --------
ELECTRONIC COMPONENTS--1.4%
LG Display Co. Ltd. ADR
(South Korea)(d)                                            105,100        1,335
                                                                        --------
PHARMACEUTICALS--0.5%
Warner Chilcott Ltd. Class A (United States) (b)(d)          33,400          505
                                                                        --------
PROPERTY & CASUALTY INSURANCE--1.0%
Aspen Insurance Holdings Ltd. (Bermuda)(d)                   34,400          946
                                                                        --------
REINSURANCE--1.2%
Arch Capital Group Ltd. (United States)(b)                   15,100        1,103
                                                                        --------
SEMICONDUCTORS--0.8%
Infineon Technologies AG
Sponsored ADR (Germany)(b)                                  131,600          736
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
SK Telecom Co. Ltd. ADR (South Korea)                        30,300     $    570
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,321)                                                  7,215
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $111,568)                                                92,436
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.2%

MONEY MARKET MUTUAL FUNDS--20.2%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       749,067          749
State Street Navigator Prime Plus
   (seven-day effective yield 2.765%)(e)                 18,189,076       18,189
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,938)                                                 18,938
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--118.8%
(IDENTIFIED COST $130,506)                                               111,374(a)

Other assets and liabilities, net--(18.8)%                               (17,627)
                                                                        --------
NET ASSETS--100.0%                                                      $ 93,747
                                                                        ========

ABBREVIATIONS:
ADR -- American Depositary Receipt

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,478 and gross depreciation of $21,680 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $130,576.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--93.4%

APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Cherokee, Inc.                                               72,400     $  1,591
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--5.5%
Ares Capital Corp.                                          329,866        3,441
MCG Capital Corp.                                           294,800          772
                                                                        --------
                                                                           4,213
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--3.7%
Syntel, Inc.                                                116,100        2,845
                                                                        --------
DIVERSIFIED SUPPORT SERVICES--5.6%
McGrath RentCorp                                            147,100        4,239
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--4.9%
ABM Industries, Inc.                                        170,600        3,726
                                                                        --------
HEALTH CARE DISTRIBUTORS--5.1%
Owens & Minor, Inc.                                          80,400        3,899
                                                                        --------
HEALTH CARE EQUIPMENT--1.3%
Young Innovations, Inc.                                      48,600          981
                                                                        --------
HEALTH CARE SERVICES--4.8%
Landauer, Inc.                                               49,800        3,623
                                                                        --------
HOME FURNISHINGS--3.1%
Tempur-Pedic International, Inc.                            203,100        2,389
                                                                        --------
HOUSEHOLD PRODUCTS--5.5%
WD-40 Co.                                                   116,300        4,179
                                                                        --------
INDUSTRIAL MACHINERY--8.8%
CLARCOR, Inc.                                                97,200        3,689
Lincoln Electric Holdings, Inc.                              46,900        3,016
                                                                        --------
                                                                           6,705
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
INSURANCE BROKERS--1.9%
National Financial Partners Corp.                            97,800     $  1,467
                                                                        --------
INTERNET SOFTWARE & SERVICES--2.0%
Computer Services, Inc.                                      50,200        1,509
                                                                        --------
OFFICE SERVICES & SUPPLIES--3.0%
American Reprographics Co.(b)                               130,100        2,244
                                                                        --------
OIL & GAS REFINING & MARKETING--3.2%
World Fuel Services Corp.                                   105,000        2,418
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION--3.1%
Crosstex Energy, Inc.                                        95,600        2,387
                                                                        --------
PERSONAL PRODUCTS--6.3%
Chattem, Inc.(b)                                             61,300        4,792
                                                                        --------
REGIONAL BANKS--3.8%
Cathay General Bancorp                                      120,300        2,863
                                                                        --------
SPECIALIZED CONSUMER SERVICES--5.4%
Matthews International Corp. Class A                         81,600        4,140
                                                                        --------
SPECIALIZED FINANCE--2.3%
Financial Federal Corp.                                      75,400        1,728
                                                                        --------
SPECIALIZED REIT--5.1%
Entertainment Properties Trust                               71,600        3,918
                                                                        --------
SPECIALTY CHEMICALS--2.5%
Balchem Corp.                                                70,100        1,870
                                                                        --------
TRUCKING--4.4%
Landstar System, Inc.                                        76,300        3,362
                                                                        --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,778)                                                 71,088
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
EXCHANGE TRADED FUNDS--2.6%
iShares Russell 2000 Value
Index Fund                                                   28,750     $  1,933
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,084)                                                   1,933
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $80,862)                                                 73,021
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.7%

MONEY MARKET MUTUAL FUNDS--3.7%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     2,848,889        2,849
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,849)                                                   2,849
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $83,711)                                                 75,870(a)

Other assets and liabilities, net--0.3%                                      248
                                                                        --------
NET ASSETS--100.0%                                                      $ 76,118
                                                                        ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,445 and gross depreciation of $12,286 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $83,711.
(b)  Non-income producing.

                        See Notes to Financial Statements

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--91.0%

AEROSPACE & DEFENSE--1.3%
Esterline Technologies Corp.(b)                              28,000     $  1,109
                                                                        --------
APPAREL RETAIL--5.2%
Children's Place Retail Stores, Inc. (The)(b)                35,300        1,177
Guess?, Inc.                                                 46,500        1,618
Gymboree Corp. (The)(b)                                      47,900        1,700
                                                                        --------
                                                                           4,495
                                                                        --------
APPLICATION SOFTWARE--2.7%
Concur Technologies, Inc.(b)                                 34,212        1,309
PROS Holdings, Inc.(b)                                      109,616        1,029
                                                                        --------
                                                                           2,338
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Cohen & Steers, Inc.                                         51,000        1,445
                                                                        --------
BIOTECHNOLOGY--3.2%
La Jolla Pharmaceutical Co.(b)                               25,081           28
Martek Biosciences Corp.                                     56,633        1,779
Myriad Genetics, Inc.(b)                                     14,700          954
                                                                        --------
                                                                           2,761
                                                                        --------
BROADCASTING--0.4%
Global Traffic Network, Inc.(b)                              39,941          370
                                                                        --------
CASINOS & GAMING--2.1%
Bally Technologies, Inc.(b)                                  42,900        1,299
Century Casinos, Inc.(b)                                    236,643          497
                                                                        --------
                                                                           1,796
                                                                        --------
COMMUNICATIONS EQUIPMENT--10.5%
DG FastChannel, Inc.(b)                                      68,300        1,497
F5 Networks, Inc.(b)                                         45,800        1,071
Harmonic, Inc.(b)                                           157,897        1,334
Hughes Communications, Inc.(b)                               37,881        1,390
Neutral Tandem, Inc.(b)                                     121,900        2,260
Starent Networks Corp.(b)                                   115,266        1,492
                                                                        --------
                                                                           9,044
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--2.1%
Data Domain, Inc.(b)                                         68,100        1,517
Netezza Corp.(b)                                             30,000          318
                                                                        --------
                                                                           1,835
                                                                        --------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.0%
Bucyrus International, Inc.                                  39,200        1,752
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Cybersource Corp.(b)                                         54,800          883
                                                                        --------
DISTILLERS & VINTNERS--2.0%
Central European Distribution Corp.(b)                       37,100        1,685
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
ELECTRICAL COMPONENTS & EQUIPMENT--3.4%
American Superconductor Corp.(b)                             67,751     $  1,597
II-VI, Inc.(b)                                               34,984        1,352
                                                                        --------
                                                                           2,949
                                                                        --------
FOOTWEAR--1.7%
Steven Madden Ltd.(b)                                        57,941        1,436
                                                                        --------
HEALTH CARE EQUIPMENT--5.9%
Masimo Corp.(b)                                              47,100        1,752
Natus Medical, Inc.(b)                                       60,800        1,378
NuVasive, Inc.(b)                                            40,223        1,984
                                                                        --------
                                                                           5,114
                                                                        --------
HEALTH CARE FACILITIES--1.9%
Sun Healthcare Group, Inc.(b)                               112,500        1,649
                                                                        --------
HEALTH CARE SERVICES--0.1%
Health Grades, Inc.(b)                                       41,165          117
                                                                        --------
HEALTH CARE SUPPLIES--3.6%
Immucor, Inc.(b)                                             29,800          952
Neogen Corp.(b)                                              20,748          585
RTI Biologics, Inc.(b)                                      168,624        1,577
                                                                        --------
                                                                           3,114
                                                                        --------
INDUSTRIAL MACHINERY--2.2%
Chart Industries, Inc.(b)                                    40,100        1,145
Graham Corp.                                                 14,400          779
                                                                        --------
                                                                           1,924
                                                                        --------
INTERNET RETAIL--1.3%
priceline.com, Inc.(b)                                       16,000        1,095
                                                                        --------
INTERNET SOFTWARE & SERVICES--2.2%
Internet Capital Group, Inc.(b)                              30,809          250
Terremark Worldwide, Inc.(b)                                 21,870          150
WebSense, Inc.(b)                                            66,846        1,494
                                                                        --------
                                                                           1,894
                                                                        --------
INVESTMENT BANKING & BROKERAGE--3.2%
Lazard Ltd. Class A                                          50,800        2,172
MF Global Ltd.(b)                                           135,000          586
                                                                        --------
                                                                           2,758
                                                                        --------
LEISURE PRODUCTS--1.3%
LeapFrog Enterprises, Inc.(b)                               102,221        1,079
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--1.6%
Luminex Corp.(b)                                             56,800        1,421
                                                                        --------
MOVIES & ENTERTAINMENT--0.8%
Lodgenet Entertainment Corp.(b)                             358,292          727
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--1.7%
Superior Well Services, Inc.(b)                              57,100        1,445
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
OIL & GAS EXPLORATION & PRODUCTION--3.3%
Barrett Corp. (Bill) (b)                                     44,300     $  1,423
Petroquest Energy, Inc.(b)                                   91,029        1,397
                                                                        --------
                                                                           2,820
                                                                        --------
PHARMACEUTICALS--3.1%
Matrixx Initiatives, Inc.(b)                                 32,898          592
Noven Pharmaceuticals, Inc.(b)                               98,151        1,146
Perrigo Co.                                                  24,800          954
                                                                        --------
                                                                           2,692
                                                                        --------
RESEARCH & CONSULTING SERVICES--1.0%
Resources Connection, Inc.(b)                                39,700          894
                                                                        --------
RESTAURANTS--1.5%
Jack in the Box, Inc.(b)                                     59,200        1,249
                                                                        --------
SEMICONDUCTOR EQUIPMENT--1.5%
Cymer, Inc.(b)                                               52,337        1,326
                                                                        --------
SEMICONDUCTORS--7.8%
Atheros Communications,
   Inc.(b)                                                   69,500        1,639
Cavium Networks, Inc.(b)                                    101,100        1,423
Microsemi Corp.(b)                                           57,200        1,457
ON Semiconductor Corp.(b)                                   255,400        1,727
Ramtron International Corp.(b)                              128,198          353
Techwell, Inc.(b)                                            12,400          117
                                                                        --------
                                                                           6,716
                                                                        --------
SPECIALTY CHEMICALS--1.5%
Sensient Technologies Corp.                                  44,590        1,254
                                                                        --------
SYSTEMS SOFTWARE--4.4%
Double-Take Software, Inc.(b)                               131,000        1,304
Macrovision Solutions Corp.(b)                               57,100          878
Vasco Data Security
International, Inc. (b)                                     153,000        1,585
                                                                        --------
                                                                           3,767
                                                                        --------
THRIFTS & MORTGAGE FINANCE--0.2%
Federal Agricultural Mortgage Corp. Class C                  50,500          207
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Syniverse Holdings, Inc.(b)                                  82,425        1,369
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $85,016)                                                 78,529
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.4%

ADVERTISING--1.6%
Focus Media Holding Ltd. ADR (China)(b)                      31,100          886
MDC Partners, Inc. (Canada)(b)                               78,100          525
                                                                        --------
                                                                           1,411
                                                                        --------
APPLICATION SOFTWARE--0.1%
Retalix Ltd. (United States)(b)                               9,550          116
                                                                        --------

                        See Notes to Financial Statements

                          VIRTUS SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
COMMUNICATIONS EQUIPMENT--0.1%
Ituran Location and Control Ltd. (Israel)                     9,046     $     98
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
Yingli Green Energy Holding Co. Ltd. (China)(b)             100,600        1,109
                                                                        --------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
012 Smile.Communications Ltd. (Israel)(b)                    11,700           88
                                                                        --------
INTERNET SOFTWARE & SERVICES--1.1%
SkillSoft plc ADR (United States)(b)                         90,900          951
                                                                        --------
MARINE PORTS & SERVICES--2.1%
Aegean Marine Petroleum Network, Inc. (Greece)               79,200        1,770
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,248)                                                   5,543
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.6%
Financial Select Sector SPDR Fund                            65,400        1,301
iShares Nasdaq Biotechnology Index Fund                      11,900          968
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,369)                                                   2,269
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $93,633)LOGO                                             86,341
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.2%

MONEY MARKET MUTUAL FUNDS--0.2%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       204,666          205
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $205)                                                       205
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $93,838)                                                 86,546(a)

Other assets and liabilities, net--(0.2)%                                   (200)
                                                                        --------
NET ASSETS--100.0%                                                      $ 86,346
                                                                        ========

ABBREVIATIONS:
ADR -- American Depositary Receipt

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,065 and gross depreciation of $10,359 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $93,840.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--92.6%

AEROSPACE & DEFENSE--4.0%
HEICO Corp. Class A                                          24,450     $    686
                                                                        --------
APPLICATION SOFTWARE--13.0%
ANSYS, Inc.(b)                                               17,000          644
Blackbaud, Inc.                                              42,000          775
FactSet Research Systems, Inc.                               15,800          826
                                                                        --------
                                                                           2,245
                                                                        --------
CONSUMER FINANCE--5.8%
World Acceptance Corp.(b)                                    27,900        1,005
                                                                        --------
EDUCATION SERVICES--5.1%
Strayer Education, Inc.                                       4,400          881
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Daktronics, Inc.                                             38,900          648
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--5.3%
Measurement Specialties, Inc.(b)                             52,300          912
                                                                        --------
FOOTWEAR--2.8%
Iconix Brand Group, Inc.(b)                                  37,300          488
                                                                        --------
HEALTH CARE EQUIPMENT--5.5%
ABAXIS, Inc.(b)                                              48,700          959
                                                                        --------
HOMEFURNISHING RETAIL--5.7%
Aaron Rents, Inc.                                            36,650          992
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES--4.3%
Techne Corp.(b)                                              10,200          736
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--4.2%
NATCO Group, Inc. Class A(b)                                 18,100          727
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--2.8%
Petroleum Development Corp.(b)                               10,800          479
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
PHARMACEUTICALS--5.8%
KV Pharmaceutical Co. Class A(b)                             44,100     $  1,002
                                                                        --------
RESTAURANTS--2.3%
Cheesecake Factory, Inc. (The)(b)                            27,300          399
                                                                        --------
SEMICONDUCTOR EQUIPMENT--5.0%
Cabot Microelectronics Corp.(b)                              27,100          869
                                                                        --------
SEMICONDUCTORS--4.9%
Power Integrations, Inc.(b)                                  35,400          853
                                                                        --------
SYSTEMS SOFTWARE--7.2%
Quality Systems, Inc.                                        29,400        1,243
                                                                        --------
TECHNOLOGY DISTRIBUTORS--5.2%
ScanSource, Inc.(b)                                          31,550          908
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $16,720)                                                 16,032
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--4.1%

OIL & GAS EQUIPMENT & SERVICES--4.1%
Tesco Corp. (United States)(b)                               34,000          712
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $925)                                                       712
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $17,645)                                                 16,744
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                         ----------     --------
SHORT-TERM INVESTMENTS--10.7%

MONEY MARKET MUTUAL FUNDS--10.7%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     1,859,135     $  1,859
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,859)                                                   1,859
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--107.4%
(IDENTIFIED COST $19,504)                                                 18,603(a)

Other assets and liabilities, net--(7.4)%                                 (1,287)
                                                                        --------
NET ASSETS--100.0%                                                      $ 17,316
                                                                        ========

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $933 and gross depreciation of $1,834 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $19,504.
(b)  Non-income producing.

                        See Notes to Financial Statements

                           VIRTUS SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--95.0%

AEROSPACE & DEFENSE--0.9%
Applied Signal Technology, Inc.                               6,000     $    104
Ceradyne, Inc.(b)                                             4,900          180
Cubic Corp.(d)                                               22,000          541
                                                                        --------
                                                                             825
                                                                        --------
AIR FREIGHT & LOGISTICS--0.4%
Pacer International, Inc.                                    25,000          412
                                                                        --------
APPAREL RETAIL--3.0%
Charlotte Russe Holding, Inc.(b)(d)                          47,000          482
Children's Place Retail Stores, Inc. (The)(b)                 3,000          100
Collective Brands, Inc.(b)(d)                                73,000        1,337
Dress Barn, Inc. (The)(b)(d)                                 13,000          199
Genesco, Inc.(b)                                              3,000          100
Gymboree Corp. (The)(b)(d)                                   18,000          639
New York & Co., Inc.(b)                                      10,000           95
                                                                        --------
                                                                           2,952
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Maidenform Brands, Inc.(b)                                    7,000          102
Perry Ellis International, Inc.(b)                            8,000          119
UniFirst Corp.                                               16,000          689
Warnaco Group, Inc. (The)(b)(d)                              14,000          634
                                                                        --------
                                                                           1,544
                                                                        --------
APPLICATION SOFTWARE--0.7%
Parametric Technology Corp.(b)                               28,000          515
TIBCO Software, Inc.(b)(d)                                   26,000          191
                                                                        --------
                                                                             706
                                                                        --------
AUTO PARTS & EQUIPMENT--0.7%
ArvinMeritor, Inc.(d)                                        14,000          183
ATC Technology Corp.(b)                                      19,000          451
Stoneridge, Inc.(b)(d)                                        6,000           67
                                                                        --------
                                                                             701
                                                                        --------
AUTOMOTIVE RETAIL--0.1%
America's Car-Mart, Inc.(b)(d)                                3,000           56
                                                                        --------
BIOTECHNOLOGY--1.2%
Emergent Biosolutions, Inc.(b)(d)                            10,000          131
Martek Biosciences Corp.(d)                                  34,000        1,068
                                                                        --------
                                                                           1,199
                                                                        --------
BUILDING PRODUCTS--0.4%
Insteel Industries, Inc.(d)                                  24,000          326
NCI Building Systems, Inc.(b)(d)                              3,000           95
                                                                        --------
                                                                             421
                                                                        --------
COAL & CONSUMABLE FUELS--0.8%
Massey Energy Co.(d)                                         22,000          785
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
COMMERCIAL PRINTING--0.4%
Consolidated Graphics, Inc.(b)(d)                            13,000     $    394
                                                                        --------
COMMODITY CHEMICALS--1.2%
Innophos Holdings, Inc.                                       3,000           73
Koppers Holdings, Inc.(d)                                    29,000        1,085
                                                                        --------
                                                                           1,158
                                                                        --------
COMMUNICATIONS EQUIPMENT--1.1%
Harris Corp.(d)                                              23,000        1,063
                                                                        --------
CONSTRUCTION & ENGINEERING--1.0%
EMCOR Group, Inc.(b)(d)                                      37,000          974
                                                                        --------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.2%
Federal Signal Corp.(d)                                      13,000          178
                                                                        --------
CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(b)                                           7,000           93
                                                                        --------
CONSUMER FINANCE--0.4%
Cash America International, Inc.(d)                          11,000          396
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Global Cash Access Holdings, Inc.(b)                         18,000           91
TNS, Inc.(b)(d)                                              14,000          271
                                                                        --------
                                                                             362
                                                                        --------
DIVERSIFIED CHEMICALS--1.0%
Olin Corp.                                                   48,000          931
                                                                        --------
DIVERSIFIED METALS & MINING--0.4%
Compass Minerals International, Inc.(d)                       7,000          367
                                                                        --------
DIVERSIFIED SUPPORT SERVICES--0.2%
Comfort Systems USA, Inc.                                     7,000           94
Viad Corp.                                                    3,000           86
                                                                        --------
                                                                             180
                                                                        --------
ELECTRIC UTILITIES--0.1%
Allete, Inc.                                                  3,000          133
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Acuity Brands, Inc.                                           2,000           83
GrafTech International Ltd.(b)                                5,000           76
LaBarge, Inc.(b)                                              7,000          105
Regal-Beloit Corp.(d)                                         2,000           85
Smith (A.O.) Corp.(d)                                         4,000          157
                                                                        --------
                                                                             506
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES--1.2%
Multi-Fineline Electronix, Inc.(b)(d)                        10,000          148
Plexus Corp.(b)(d)                                           12,000          248
TTM Technologies, Inc.(b)(d)                                 75,000          744
                                                                        --------
                                                                           1,140
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
CF Industries Holdings, Inc.                                  9,000     $    823
                                                                        --------
FOOD DISTRIBUTORS--0.2%
Nash-Finch Co.(d)                                             3,000          129
Spartan Stores, Inc.                                          4,000          100
                                                                        --------
                                                                             229
                                                                        --------
FOOD RETAIL--0.1%
Casey's General Stores, Inc.                                  3,000           90
                                                                        --------
FOOTWEAR--0.1%
Skechers U.S.A., Inc. Class A(b)(d)                           6,100          103
                                                                        --------
GAS UTILITIES--0.6%
WGL Holdings, Inc.                                           19,000          617
                                                                        --------
GENERAL MERCHANDISE STORES--0.3%
Fred's, Inc. Class A(d)                                      22,000          313
                                                                        --------
HEALTH CARE DISTRIBUTORS--0.4%
Owens & Minor, Inc.(d)                                        8,000          388
                                                                        --------
HEALTH CARE EQUIPMENT--0.1%
Sirona Dental Systems,
   Inc.(b)(d)                                                 4,000           93
                                                                        --------
HEALTH CARE FACILITIES--0.4%
LifePoint Hospitals, Inc.(b)(d)                              12,000          386
                                                                        --------
HEALTH CARE SERVICES--2.3%
Amedisys, Inc.(b)(d)                                         12,000          584
AMN Healthcare Services,
   Inc.(b)                                                    5,000           88
Apria Healthcare Group,
   Inc.(b)(d)                                                20,000          365
Cross Country Healthcare,
   Inc.(b)                                                    6,000           98
RehabCare Group, Inc.(b)(d)                                   6,000          108
Res-Care, Inc.(b)                                            55,000          998
                                                                        --------
                                                                           2,241
                                                                        --------
HEALTH CARE SUPPLIES--0.3%
Merit Medical Systems, Inc.(b)                               14,000          263
                                                                        --------
HOMEFURNISHING RETAIL--1.6%
Aaron Rents, Inc.(d)                                         12,000          325
Rent-A-Center, Inc.(b)(d)                                    56,000        1,248
                                                                        --------
                                                                           1,573
                                                                        --------
HOUSEWARES & SPECIALTIES--0.6%
Tupperware Brands Corp.(d)                                   21,000          580
                                                                        --------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.0%
MPS Group, Inc.(b)                                            8,000           81
On Assignment, Inc.(b)(d)                                    22,000          173
Watson Wyatt Worldwide, Inc. Class A(d)                      14,000          696
                                                                        --------
                                                                             950
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS SMALL-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
INDUSTRIAL CONGLOMERATES--0.1%
Standex International Corp.                                  4,000      $    111
                                                                        --------
INDUSTRIAL MACHINERY--2.6%
Actuant Corp. Class A(d)                                     42,000        1,060
CIRCOR International, Inc.                                    6,000          261
EnPro Industries, Inc.(b)                                     3,000          111
Lydall, Inc.(b)                                              41,000          395
Mueller Water Products, Inc.(d)                              10,000           90
NN, Inc.(d)                                                  40,000          514
Watts Water Technologies, Inc. Class A(d)                     3,000           82
                                                                        --------
                                                                           2,513
                                                                        --------
INDUSTRIAL REIT--0.2%
EastGroup Properties, Inc.                                    4,000          194
                                                                        --------
INTERNET SOFTWARE & SERVICES--1.9%
EarthLink, Inc.(b)(d)                                        81,000          689
United Online, Inc.(d)                                      108,887        1,025
WebSense, Inc.(b)                                             4,000           89
                                                                        --------
                                                                           1,803
                                                                        --------
INVESTMENT BANKING & BROKERAGE--1.2%
Knight Capital Group, Inc. Class A(b)                        79,000        1,174
                                                                        --------
IT CONSULTING & OTHER SERVICES--1.2%
Acxiom Corp.(d)                                              15,000          188
CACI International, Inc. Class A(b)                           2,000          100
CIBER, Inc.(b)                                               39,000          273
Perot Systems Corp. Class A(b)                                6,000          104
SAIC, Inc.(b)(d)                                             25,000          506
                                                                        --------
                                                                           1,171
                                                                        --------
LIFE & HEALTH INSURANCE--0.1%
American Equity Investment Life Holding Co.                  10,000           75
                                                                        --------
MANAGED HEALTH CARE--1.5%
AMERIGROUP Corp.(b)(d)                                       50,000        1,262
HealthSpring, Inc.(b)(d)                                      5,000          106
Magellan Health Services, Inc.(b)(d)                          2,000           82
                                                                        --------
                                                                           1,450
                                                                        --------
MOVIES & ENTERTAINMENT--0.5%
Marvel Entertainment, Inc.(b)(d)                             15,000          512
                                                                        --------
MULTI-LINE INSURANCE--0.1%
Eastern Insurance Holdings, Inc.                              5,000           68
                                                                        --------
OFFICE REIT--1.6%
BioMed Realty Trust, Inc.(d)                                  4,000          106
Lexington Realty Trust(d)                                    84,000        1,446
                                                                        --------
                                                                           1,552
                                                                        --------
OFFICE SERVICES & SUPPLIES--0.1%
Miller (Herman), Inc.(d)                                      4,000           98
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
OIL & GAS DRILLING--0.5%
Grey Wolf, Inc.(b)(d)                                        37,000     $    288
Parker Drilling Co.(b)(d)                                    12,000           96
Pioneer Drilling Co.(b)(d)                                    7,000           93
                                                                        --------
                                                                             477
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.6%
Basic Energy Service, Inc.(b)                                28,000          596
Complete Production Services(b)(d)                           15,000          302
Hornbeck Offshore Services, Inc.(b)(d)                       19,000          734
Oil States International, Inc.(b)(d)                         26,000          919
                                                                        --------
                                                                           2,551
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--6.1%
Callon Petroleum Co.(b)                                       9,000          162
Chesapeake Energy Corp.(d)                                   24,000          861
Encore Acquisition Co.(b)(d)                                 20,000          836
GMX Resources, Inc.(b)(d)                                     2,000           96
Mariner Energy, Inc.(b)                                      41,000          841
Petroquest Energy, Inc.(b)(d)                                15,000          230
Rosetta Resources, Inc.(b)                                   29,000          532
Stone Energy Corp.(b)(d)                                     26,000        1,101
Swift Energy Co.(b)                                          25,000          967
Vaalco Energy, Inc.(b)(d)                                    47,000          321
                                                                        --------
                                                                           5,947
                                                                        --------
PACKAGED FOODS & MEATS--2.5%
Cal-Maine Foods, Inc.(d)                                      3,000           82
Flowers Foods, Inc.(d)                                       45,000        1,321
Omega Protein Corp.(b)(d)                                    29,000          341
Ralcorp Holdings, Inc.(b)(d)                                  2,000          135
TreeHouse Foods, Inc.(b)(d)                                  18,000          535
                                                                        --------
                                                                           2,414
                                                                        --------
PAPER PACKAGING--0.4%
Rock-Tenn Co. Class A(d)                                      9,000          360
                                                                        --------
PAPER PRODUCTS--0.2%
Kapstone Paper and Packaging Corp.(b)(d)                     33,000          210
                                                                        --------
PERSONAL PRODUCTS--0.0%
Parlux Fragrances, Inc.(b)                                    7,000           36
                                                                        --------
PHARMACEUTICALS--1.0%
Perrigo Co.(d)                                               18,000          692
Viropharma, Inc.(b)(d)                                       24,000          315
                                                                        --------
                                                                           1,007
                                                                        --------
PROPERTY & CASUALTY INSURANCE--4.9%
American Physicians Capital, Inc.                             3,000          127
American Physicians Service Group, Inc.                      13,000          275
Amerisafe, Inc.(b)(d)                                        23,000          419
Amtrust Financial Services, Inc.(d)                          40,000          543
FPIC Insurance Group, Inc.(b)                                 2,000          103
Harleysville Group, Inc.                                     33,000        1,247
Meadowbrook Insurance Group, Inc.(d)                         75,777          535

                                                           SHARES         VALUE
                                                         ----------     --------
PROPERTY & CASUALTY INSURANCE--CONTINUED
Navigators Group, Inc. (The)(b)                              12,000     $    696
PMA Capital Corp. Class A(b)                                  6,000           53
Safety Insurance Group, Inc.(d)                              15,000          569
Selective Insurance Group, Inc.(d)                            4,000           92
State Auto Financial Corp.(d)                                 3,000           87
                                                                        --------
                                                                           4,746
                                                                        --------
PUBLISHING--1.3%
Scholastic Corp.(d)                                          36,000          925
Valassis Communications, Inc.(b)(d)                          43,000          372
                                                                        --------
                                                                           1,297
                                                                        --------
REGIONAL BANKS--14.9%
BancFirst Corp.                                               2,000           97
Cathay General Bancorp(d)                                    51,000        1,214
City Bank(d)                                                 12,000          187
City Holding Co.(d)                                          10,000          423
Community Bank System, Inc.(d)                               52,000        1,308
CVB Financial Corp.(d)                                       10,000          139
Financial Institutions, Inc.                                  2,000           40
First Bancorp                                                   700           12
First Merchants Corp.                                        58,000        1,322
FirstMerit Corp.(d)                                          58,000        1,218
Glacier Bancorp, Inc.(d)                                      9,000          223
Lakeland Financial Corp.(d)                                  17,000          373
NBT Bancorp, Inc.(d)                                         46,000        1,376
Old National Bancorp(d)                                      59,000        1,181
Old Second Bancorp, Inc.(d)                                  22,000          407
Oriental Financial Group, Inc.                               74,000        1,322
SCBT Financial Corp.(d)                                       3,000          113
Simmons First National Corp. Class A                          4,000          142
Southside Bancshares, Inc.                                    3,000           76
Southwest Bancorp, Inc.(d)                                   19,000          336
Sterling Bancorp(d)                                          81,000        1,171
SVB Financial Group(b)(d)                                    20,000        1,158
Tompkins Financial Corp.                                      6,000          303
Virginia Commerce Bancorp(b)(d)                              12,000           75
Washington Trust Bancorp, Inc.(d)                             1,000           27
WesBanco, Inc.(d)                                             7,000          186
West Bancorporation, Inc.                                     2,000           26
                                                                        --------
                                                                          14,455
                                                                        --------
REINSURANCE--1.4%
IPC Holdings Ltd.(d)                                         13,000          393
Platinum Underwriters Holdings Ltd.                          28,000          993
                                                                        --------
                                                                           1,386
                                                                        --------
RESEARCH & CONSULTING SERVICES--0.7%
Navigant Consulting, Inc.(b)(d)                              32,000          636
                                                                        --------
RESIDENTIAL REIT--0.3%
Home Properties, Inc.(d)                                      2,000          116
Mid-America Apartment Communities, Inc.(d)                    4,000          196
                                                                        --------
                                                                             312
                                                                        --------

                        See Notes to Financial Statements

                           VIRTUS SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
RESTAURANTS--2.1%
Bob Evans Farms, Inc.(d)                                      9,000     $    246
CEC Entertainment, Inc.(b)(d)                                20,000          664
Papa John's International, Inc.(b)(d)                        41,000        1,113
                                                                        --------
                                                                           2,023
                                                                        --------
RETAIL REIT--1.4%
CBL & Associates Properties, Inc.(d)                         60,000        1,205
Inland Real Estate Corp.                                      7,000          110
                                                                        --------
                                                                           1,315
                                                                        --------
SEMICONDUCTOR EQUIPMENT--0.1%
MKS Instruments, Inc.(b)(d)                                   4,000           80
                                                                        --------
SEMICONDUCTORS--1.7%
Actel Corp.(b)                                                7,000           87
Cirrus Logic, Inc.(b)                                        17,000           93
Silicon Image, Inc.(b)(d)                                    17,000           91
Skyworks Solutions, Inc.(b)(d)                              143,000        1,195
TriQuint Semiconductor, Inc.(b)(d)                           34,000          163
                                                                        --------
                                                                           1,629
                                                                        --------
SPECIALIZED CONSUMER SERVICES--0.1%
Stewart Enterprises, Inc. Class A(d)                         14,600          115
                                                                        --------
SPECIALIZED FINANCE--0.4%
Encore Capital Group, Inc.(b)(d)                              9,000          123
Interactive Brokers Group, Inc. Class A(b)(d)                12,000          266
                                                                        --------
                                                                             389
                                                                        --------
SPECIALIZED REIT--2.0%
Entertainment Properties Trust(d)                            21,000        1,149
Strategic Hotels & Resorts, Inc.(d)                         102,000          770
                                                                        --------
                                                                           1,919
                                                                        --------
SPECIALTY CHEMICALS--2.5%
NewMarket Corp.(d)                                           14,000          736
PolyOne Corp.(b)                                             51,000          329
Quaker Chemical Corp.(d)                                     16,000          455
Schulman (A.), Inc.                                          43,000          851
                                                                        --------
                                                                           2,371
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------

SPECIALTY STORES--0.4%
Books-A-Million, Inc.(d)                                     32,000     $    160
Jo-Ann Stores, Inc.(b)(d)                                    12,000          252
                                                                        --------
                                                                             412
                                                                        --------
STEEL--0.7%
Olympic Steel, Inc.(d)                                       15,000          442
Schnitzer Steel Industries, Inc.
   Class A                                                    6,000          236
                                                                        --------
                                                                             678
                                                                        --------
SYSTEMS SOFTWARE--1.1%
Sybase, Inc.(b)(d)                                           35,000        1,072
                                                                        --------
TECHNOLOGY DISTRIBUTORS--0.7%
SYNNEX Corp.(b)(d)                                           32,000          715
                                                                        --------
THRIFTS & MORTGAGE FINANCE--4.5%
Bank Mutual Corp.(d)                                         24,000          272
Berkshire Hills Bancorp, Inc.                                 5,000          160
Dime Community Bancshares                                     6,000           91
First Niagara Financial Group, Inc.(d)                        7,000          110
Flushing Financial Corp.(d)                                  69,000        1,207
OceanFirst Financial Corp.(d)                                25,000          453
Provident Financial Services, Inc.                           13,000          215
Provident New York Bancorp(d)                                75,000          992
United Financial Bancorp, Inc.                                3,000           45
WSFS Financial Corp.(d)                                      14,000          840
                                                                        --------
                                                                           4,385
                                                                        --------
TOBACCO--0.1%
Universal Corp.(d)                                            2,000           98
                                                                        --------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Beacon Roofing Supply, Inc.(b)(d)                            37,000          578
TAL International Group, Inc.(d)                              4,000           83
                                                                        --------
                                                                             661
                                                                        --------
TRUCKING--0.4%
Old Dominion Freight Line, Inc.(b)                           12,000          340
                                                                        --------
WATER UTILITIES--0.1%
Connecticut Water Service, Inc.(d)                            2,000           58
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Syniverse Holdings, Inc.(b)                                  67,000     $  1,113
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $91,890)                                                 92,053
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c) -- 2.3%

DIVERSIFIED BANKS--0.9%
Banco Latinoamericano de Exportaciones, S.A. (Panama)        64,000          923
                                                                        --------
REINSURANCE--1.4%
Arch Capital Group Ltd. (United States)(b)                   18,000        1,314
                                                                        --------
STEEL--0.0%
Sutor Technology Group Ltd. (China)(b)(d)                     2,300            8
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,654)                                                   2,245
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.0%

iShares Dow Jones US Regional Banks Index Fund               31,000          994
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $918)                                                       994
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $94,462)                                                 95,292
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--22.6%

MONEY MARKET MUTUAL FUNDS--22.6%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     1,748,865        1,749
State Street Navigator Prime Plus (seven-day effective
   yield 2.765%)(e)                                      20,156,259       20,156
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $21,905)                                                 21,905
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--120.9%
(IDENTIFIED COST $116,367)                                               117,197(a)

Other assets and liabilities, net--(20.9)%                               (20,286)
                                                                        --------
NET ASSETS--100.0%                                                      $ 96,911
                                                                        ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,478 and gross depreciation of $7,893 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $117,612.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

                            VIRTUS SMALL-MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--100.0%

AEROSPACE & DEFENSE--4.4%
Ceradyne, Inc.(b)(c)                                         41,000     $  1,503
HEICO Corp. Class A                                          25,500          716
                                                                        --------
                                                                           2,219
                                                                        --------
APPLICATION SOFTWARE--7.7%
Blackbaud, Inc.(c)                                          103,000        1,902
Jack Henry & Associates, Inc.(c)                             97,815        1,989
                                                                        --------
                                                                           3,891
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--8.8%
Ares Capital Corp.(c)                                       197,000        2,055
Eaton Vance Corp.(c)                                         69,200        2,438
                                                                        --------
                                                                           4,493
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--3.5%
NeuStar, Inc. Class A(b)(c)                                  90,000        1,790
                                                                        --------
DIVERSIFIED SUPPORT SERVICES--3.8%
Copart, Inc.(b)(c)                                           51,200        1,946
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Mettler-Toledo International, Inc.(b)(c)                     16,300        1,597
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--3.9%
Standard Parking Corp.(b)(c)                                 24,673          549
Stericycle, Inc.(b)                                          23,900        1,408
                                                                        --------
                                                                           1,957
                                                                        --------
HEALTH CARE EQUIPMENT--6.8%
Teleflex, Inc.(c)                                            54,310        3,448
                                                                        --------
HEALTH CARE SERVICES--4.0%
Pediatrix Medical Group, Inc.(b)                             37,300        2,011
                                                                        --------
HEALTH CARE SUPPLIES--4.4%
Immucor, Inc.(b)(c)                                          70,000        2,237
                                                                        --------
HOUSEHOLD PRODUCTS--4.6%
Church & Dwight Co., Inc.(c)                                 37,500        2,328
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
INDUSTRIAL MACHINERY--8.0%
CLARCOR, Inc.(c)                                             40,000     $  1,518
Donaldson Co., Inc.(c)                                       60,200        2,523
                                                                        --------
                                                                           4,041
                                                                        --------
INSURANCE BROKERS--5.5%
Brown & Brown, Inc.(c)                                      128,800        2,785
                                                                        --------
INTERNET SOFTWARE & SERVICES--2.7%
Digital River, Inc. (b)(c)                                   43,000        1,393
                                                                        --------
OFFICE SERVICES & SUPPLIES--3.4%
Mine Safety Appliances Co.(c)                                45,400        1,731
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.7%
Exterran Holdings, Inc.(b)(c)                                42,200        1,349
                                                                        --------
OIL & GAS REFINING & MARKETING--3.9%
World Fuel Services Corp.(c)                                 85,200        1,962
                                                                        --------
PROPERTY & CASUALTY INSURANCE--3.7%
Philadelphia Consolidated Holding Co.(b)                     32,500        1,904
                                                                        --------
PUBLISHING--4.5%
John Wiley & Sons, Inc. Class A(c)                           56,500        2,285
                                                                        --------
SEMICONDUCTORS--4.4%
Microchip Technology, Inc.(c)                                76,000        2,237
                                                                        --------
SPECIALTY CHEMICALS--1.7%
RPM International, Inc.(c)                                   45,000          870
                                                                        --------
TRUCKING--4.5%
Landstar System, Inc.(c)                                     52,000        2,291
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $47,638)                                                 50,765
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $47,638)                                                 50,765
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                         ----------     --------
SHORT-TERM INVESTMENTS--17.5%

MONEY MARKET MUTUAL FUNDS--17.5%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       425,831     $    426
State Street Navigator Prime Plus (seven-day effective
   yield 2.765%)(d)                                       8,471,747        8,472
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,898)                                                   8,898
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--117.5%
(IDENTIFIED COST $56,536)                                                 59,663(a)

Other assets and liabilities, net--(17.5)%                                (8,880)
                                                                        --------
NET ASSETS--100.0%                                                      $ 50,783
                                                                        ========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,322 and gross depreciation of $5,312 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $56,653.
(b)  Non-income producing.
(c)  All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--89.2%

AEROSPACE & DEFENSE--1.6%
United Technologies Corp.                                    31,760     $  1,908
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
VF Corp.                                                     29,690        2,295
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--3.6%
BlackRock, Inc.                                               6,470        1,259
Janus Capital Group, Inc.                                    57,130        1,387
State Street Corp.                                           27,800        1,581
                                                                        --------
                                                                           4,227
                                                                        --------
BIOTECHNOLOGY--9.3%
Amgen, Inc.(b)                                               30,580        1,812
Biogen Idec, Inc.(b)                                         22,330        1,123
Celgene Corp.(b)                                             28,260        1,788
Cephalon, Inc.(b)                                            17,020        1,319
Genentech, Inc.(b)                                           13,650        1,211
Genzyme Corp.(b)                                             31,150        2,520
Gilead Sciences, Inc.(b)                                     26,880        1,225
                                                                        --------
                                                                          10,998
                                                                        --------
COMMUNICATIONS EQUIPMENT--7.9%
Cisco Systems, Inc.(b)                                      127,140        2,868
Corning, Inc.                                               136,430        2,134
Harmonic, Inc.(b)                                           146,480        1,238
Juniper Networks, Inc.(b)                                    55,140        1,162
QUALCOMM, Inc.                                               43,970        1,889
                                                                        --------
                                                                           9,291
                                                                        --------
COMPUTER & ELECTRONICS RETAIL--1.5%
GameStop Corp. Class A(b)                                    52,100        1,782
                                                                        --------
COMPUTER HARDWARE--7.9%
Apple, Inc.(b)                                               24,310        2,763
Hewlett-Packard Co.                                          78,940        3,650
International Business Machines Corp.                        25,270        2,956
                                                                        --------
                                                                           9,369
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--2.1%
EMC Corp.(b)                                                202,060        2,417
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.2%
Caterpillar, Inc.                                            20,080        1,197
Joy Global, Inc.                                             29,880        1,349
                                                                        --------
                                                                           2,546
                                                                        --------
DEPARTMENT STORES--1.5%
Kohl's Corp.(b)                                              37,450        1,726
                                                                        --------
DISTILLERS & VINTNERS--0.5%
Central European Distribution Corp.(b)                       11,800          536
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
DIVERSIFIED CHEMICALS--1.2%
FMC Corp.                                                    28,390     $  1,459
                                                                        --------
DRUG RETAIL--1.5%
CVS Caremark Corp.                                           52,410        1,764
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
SunPower Corp. Class A(b)                                    27,930        1,981
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                                 18,870        1,868
                                                                        --------
FOOD RETAIL--2.7%
Kroger Co. (The)                                            113,700        3,124
                                                                        --------
HEALTH CARE EQUIPMENT--1.5%
Medtronic, Inc.                                              35,370        1,772
                                                                        --------
HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co.                                        32,040        2,414
                                                                        --------
INDUSTRIAL MACHINERY--1.2%
Harsco Corp.                                                 39,010        1,451
                                                                        --------
INTERNET RETAIL--1.5%
Amazon.com, Inc.(b)                                          24,450        1,779
                                                                        --------
INTERNET SOFTWARE & SERVICES--2.3%
Google, Inc. Class A(b)                                       6,840        2,740
                                                                        --------
INVESTMENT BANKING & BROKERAGE--1.4%
Goldman Sachs Group, Inc. (The)                              12,740        1,631
                                                                        --------
IT CONSULTING & OTHER SERVICES--0.9%
Cognizant Technology Solutions Corp. Class A(b)              46,260        1,056
                                                                        --------
MOVIES & ENTERTAINMENT--1.9%
Walt Disney Co. (The)                                        71,370        2,190
                                                                        --------
OIL & GAS DRILLING--1.8%
Transocean, Inc.(b)                                          19,193        2,108
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--1.5%
Oceaneering International, Inc.(b)                           33,290        1,775
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
Chesapeake Energy Corp.                                      42,290        1,517
XTO Energy, Inc.                                             46,482        2,162
                                                                        --------
                                                                           3,679
                                                                        --------
PHARMACEUTICALS--4.7%
Abbott Laboratories                                          37,580        2,164
Allergan, Inc.                                               41,720        2,149
Perrigo Co.                                                  32,640        1,255
                                                                        --------
                                                                           5,568
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
RESTAURANTS--2.0%
McDonald's Corp.                                             39,130     $  2,414
                                                                        --------
SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.                                     155,790        2,357
                                                                        --------
SEMICONDUCTORS--5.6%
Broadcom Corp. Class A(b)                                   101,760        1,896
Intel Corp.                                                 136,610        2,559
Microchip Technology, Inc.                                   63,950        1,882
Silicon Laboratories, Inc.(b)                                10,100          310
                                                                        --------
                                                                           6,647
                                                                        --------
STEEL--1.2%
United States Steel Corp.                                    18,380        1,426
                                                                        --------
SYSTEMS SOFTWARE--2.3%
Oracle Corp.(b)                                             135,150        2,745
                                                                        --------
TOBACCO--2.0%
Philip Morris International, Inc.                            48,440        2,330
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
American Tower Corp. Class A(b)                              51,780        1,862
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $110,419)                                               105,235
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--9.1%

COMMUNICATIONS EQUIPMENT--1.3%
Research In Motion Ltd. (Canada)(b)                          22,160        1,514
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
Potash Corp. of Saskatchewan, Inc. (Canada)                  11,470        1,514
                                                                        --------
HEAVY ELECTRICAL EQUIPMENT--2.0%
ABB Ltd. Sponsored ADR (Switzerland)                        119,910        2,326
                                                                        --------
INTERNET SOFTWARE & SERVICES--0.9%
Baidu.com, Inc. (China)(b)                                    4,460        1,107
                                                                        --------
MARINE PORTS & SERVICES--1.6%
Aegean Marine Petroleum  Network, Inc. (Greece)              82,770        1,850
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd. (Netherlands)                              30,270        2,364
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,031)                                                 10,675
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
EXCHANGE TRADED FUNDS--1.5%
Financial Select Sector SPDR Fund                            86,360     $  1,718
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,720)                                                   1,718
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $123,170)                                               117,628
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional
   Liquid Reserves Fund
   (seven-day effective
   yield 2.456%)                                            526,329          526
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $526)                                                       526
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $123,696)                                               118,154(a)

Other assets and liabilities, net--(0.2)%                                   (198)
                                                                        --------
NET ASSETS--100.0%                                                      $117,956
                                                                        ========

ABBREVIATIONS:
ADR  -- American Depositary Receipt
SPDR -- S&P Depositary Receipt

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,852 and gross depreciation of $14,429 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $123,731.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                         VIRTUS VALUE OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
DOMESTIC COMMON STOCKS--88.6%

AEROSPACE & DEFENSE--3.6%
L-3 Communications Holdings, Inc.                            15,800     $  1,554
Northrop Grumman Corp.                                       16,900        1,023
                                                                        --------
                                                                           2,577
                                                                        --------
AGRICULTURAL PRODUCTS--2.2%
Bunge Ltd.                                                   25,099        1,586
                                                                        --------
AIRLINES--2.8%
AMR Corp.(b)                                                 37,500          368
Continental Airlines, Inc. Class B(b)                        60,900        1,016
Delta Air Lines, Inc.(b)                                     25,900          193
Hawaiian Holdings, Inc.(b)                                    6,458           60
UAL Corp.                                                    46,600          410
                                                                        --------
                                                                           2,047
                                                                        --------
APPAREL RETAIL--2.5%
Dress Barn, Inc. (The)(b)                                    18,500          283
Foot Locker, Inc.                                            93,005        1,503
                                                                        --------
                                                                           1,786
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS--2.7%
Polo Ralph Lauren Corp.                                      22,600        1,506
Warnaco Group, Inc. (The)(b)                                 10,071          456
                                                                        --------
                                                                           1,962
                                                                        --------
APPLICATION SOFTWARE--0.0%
OpenTV Corp. Class A(b)                                      13,326           19
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--4.0%
Ameriprise Financial, Inc.                                    2,900          111
State Street Corp.                                           49,000        2,787
                                                                        --------
                                                                           2,898
                                                                        --------
AUTO PARTS & EQUIPMENT--0.0%
Exide Technologies(b)                                         2,348           17
                                                                        --------
CABLE & SATELLITE--0.1%
DISH Network Corp. Class A(b)                                 4,800          101
                                                                        --------
COMMODITY CHEMICALS--0.2%
Innophos Holdings, Inc.                                       5,900          144
                                                                        --------
COMPUTER & ELECTRONICS RETAIL--2.1%
GameStop Corp. Class A(b)                                    41,853        1,432
Systemax, Inc.                                                4,500           63
                                                                        --------
                                                                           1,495
                                                                        --------
COMPUTER HARDWARE--3.1%
Hewlett-Packard Co.                                          49,200        2,275
                                                                        --------
COMPUTER STORAGE & PERIPHERALS--0.2%
Adaptec, Inc.(b)                                             21,700           71
QLogic Corp.(b)                                               6,700          103
                                                                        --------
                                                                             174
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.1%
Cummins, Inc.                                                 1,086     $     48
                                                                        --------
CONSUMER FINANCE--0.4%
Advanta Corp. Class B                                        12,046           99
Discover Financial Services                                  15,500          214
                                                                        --------
                                                                             313
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Computer Sciences Corp.(b)                                    4,600          185
Visa, Inc. Class A                                           11,225          689
                                                                        --------
                                                                             874
                                                                        --------
DIVERSIFIED BANKS--0.6%
Wells Fargo & Co.                                            12,500          469
                                                                        --------
DIVERSIFIED SUPPORT SERVICES--0.1%
North American Galvanizing & Coating, Inc.(b)                 7,600           39
                                                                        --------
ELECTRIC UTILITIES--2.2%
FirstEnergy Corp.                                            23,581        1,580
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste Industries, Inc.(b)                              9,500          106
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
Mosaic Co. (The)                                             20,000        1,360
                                                                        --------
FOOD RETAIL--0.4%
Kroger Co. (The)                                              1,600           44
Safeway, Inc.                                                11,563          274
                                                                        --------
                                                                             318
                                                                        --------
GENERAL MERCHANDISE STORES--0.8%
Big Lots, Inc.(b)                                             8,644          240
Family Dollar Stores, Inc.                                   15,226          361
                                                                        --------
                                                                             601
                                                                        --------
HEALTH CARE FACILITIES--1.6%
LifePoint Hospitals, Inc.(b)                                 35,000        1,125
                                                                        --------
HOMEBUILDING--0.1%
NVR, Inc.(b)                                                    143           82
                                                                        --------
HYPERMARKETS & SUPER CENTERS--4.1%
BJ's Wholesale Club, Inc.(b)                                  4,900          190
Wal-Mart Stores, Inc.                                        46,100        2,761
                                                                        --------
                                                                           2,951
                                                                        --------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.2%
Mirant Corp.(b)                                               8,438          154
                                                                        --------
INDUSTRIAL MACHINERY--0.3%
Parker Hannifin Corp.                                         1,350           71
Tecumseh Products Co. Class A(b)                              7,100          178
                                                                        --------
                                                                             249
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
INTEGRATED OIL & GAS--16.0%
Chevron Corp.                                                31,500     $  2,598
ConocoPhillips                                               25,000        1,831
Exxon Mobil Corp.                                            80,860        6,280
Occidental Petroleum Corp.                                   13,000          916
                                                                        --------
                                                                          11,625
                                                                        --------
INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                                   48,800        1,362
CenturyTel, Inc.                                             13,800          506
                                                                        --------
                                                                           1,868
                                                                        --------
INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc.(b)                                           16,632          141
                                                                        --------
LIFE & HEALTH INSURANCE--0.0%
Conseco, Inc.(b)                                              7,300           26
                                                                        --------
MANAGED HEALTH CARE--0.1%
CIGNA Corp.                                                   1,100           37
                                                                        --------
MORTGAGE REIT--0.3%
Annaly Capital Management, Inc.                              10,000          135
RAIT Financial Trust                                         16,983           93
                                                                        --------
                                                                             228
                                                                        --------
MOVIES & ENTERTAINMENT--0.5%
Liberty Media Corp. Capital Class A(b)                       28,337          379
                                                                        --------
PACKAGED FOODS & MEATS--0.2%
American Italian Pasta Co. Class A(b)                         3,000           50
Omega Protein Corp.(b)                                        9,000          106
                                                                        --------
                                                                             156
                                                                        --------
PERSONAL PRODUCTS--0.6%
NBTY, Inc.(b)                                                 8,000          236
Parlux Fragrances, Inc.(b)                                   39,433          203
                                                                        --------
                                                                             439
                                                                        --------
PHARMACEUTICALS--12.9%
Depomed, Inc.(b)                                             28,364          104
Johnson & Johnson                                            56,665        3,926
King Pharmaceuticals, Inc.(b)                                71,428          684
Pfizer, Inc.                                                250,000        4,610
                                                                        --------
                                                                           9,324
                                                                        --------
PROPERTY & CASUALTY INSURANCE--3.4%
Chubb Corp. (The)                                            10,200          560
Travelers Cos., Inc. (The)                                   41,392        1,871
                                                                        --------
                                                                           2,431
                                                                        --------
REGIONAL BANKS--1.4%
Bank of Hawaii Corp.                                          8,100          433
Regions Financial Corp.                                       9,700           93
Republic Bancorp, Inc.
   Class A                                                   14,900          452
                                                                        --------
                                                                             978
                                                                        --------

                        See Notes to Financial Statements

                        VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES         VALUE
                                                         ----------     --------
REINSURANCE--1.5%
Platinum Underwriters Holdings Ltd.                          29,969     $  1,063
                                                                        --------
RESTAURANTS--3.8%
McDonald's Corp.                                             45,000        2,777
                                                                        --------
SEMICONDUCTORS--0.2%
Integrated Device Technology, Inc.(b)                        19,800          154
                                                                        --------
SPECIALIZED FINANCE--2.8%
CIT Group, Inc.                                              66,000          459
Life Partners Holdings Inc                                    4,300          155
NASDAQ OMX Group (The)(b)                                    42,900        1,312
PRG-Schultz International, Inc.(b)                            7,700           69
                                                                        --------
                                                                           1,995
                                                                        --------
STEEL--1.7%
AK Steel Holding Corp.                                          800           21
Nucor Corp.                                                  15,700          620
United States Steel Corp.                                     7,800          605
                                                                        --------
                                                                           1,246
                                                                        --------
SYSTEMS SOFTWARE--0.0%
Telecommunication Systems, Inc.(b)                            4,100           28
                                                                        --------
TECHNOLOGY DISTRIBUTORS--0.2%
Tech Data Corp.(b)                                            5,300          158
                                                                        --------
TEXTILES--0.2%
Unifi, Inc.(b)                                               29,355          142
                                                                        --------
THRIFTS & MORTGAGE FINANCE--0.5%
New York Community Bancorp, Inc.                              6,900          116
PMI Group, Inc. (The)                                        74,100          218
                                                                        --------
                                                                             334
                                                                        --------
TOBACCO--1.1%
Altria Group, Inc.                                           39,406          782
                                                                        --------

                                                           SHARES         VALUE
                                                         ----------     --------
TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc.(b)                                      15,048     $    229
                                                                        --------
TRUCKING--0.5%
Hertz Global Holdings, Inc.(b)                               49,200          372
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $69,514)                                                 64,262
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.2%

AUTO PARTS & EQUIPMENT--2.7%
Autoliv, Inc. (Sweden)                                       56,900        1,920
                                                                        --------
DIVERSIFIED METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc. (United States)         10,300          586
                                                                        --------
PERSONAL PRODUCTS--0.6%
Herbalife Ltd. (United States)                               10,844          428
                                                                        --------
PROPERTY & CASUALTY INSURANCE--5.1%
ACE Ltd. (United States)                                     24,705        1,337
Aspen Insurance Holdings Ltd. (Bermuda)                      11,828          325
AXIS Capital Holdings Ltd. (United States)                    5,256          167
XL Capital Ltd. Class A (United States)                     105,502        1,893
                                                                        --------
                                                                           3,722
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,515)                                                  6,656
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $80,029)                                                 70,918
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $80,029)                                                 70,918(a)

Other assets and liabilities, net--2.2%                                    1,615
                                                                        --------
NET ASSETS--100.0%                                                      $ 72,533
                                                                        ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,872 and gross depreciation of $11,988 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $80,034.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                               VIRTUS EQUITY TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2008

(Amounts reported in thousands except per share amounts)

                                                                                                       GROWTH
                                                                        ALL-CAP    GROWTH & INCOME  OPPORTUNITIES  INCOME & GROWTH
                                                                      GROWTH FUND        FUND            FUND            FUND
                                                                      -----------  ---------------  -------------  ---------------
ASSETS:
   Investment in securities at value(1)(2) .........................    $68,179        $203,641        $ 34,110        $220,509
   Cash ............................................................         --              --              --              35
   Receivables
      Investment securities sold ...................................         63           2,493             516             155
      Fund shares sold .............................................        121              41             288               3
      Dividends ....................................................         28             359              21             174
      Interest .....................................................          2               4               1           1,322
      Tax reclaims .................................................          2              --              --              --
   Prepaid expenses ................................................         26              39              29              28
   Other assets ....................................................          8              21               1              19
                                                                        -------        --------        --------        --------
         Total assets ..............................................     68,429         206,598          34,966         222,245
                                                                        -------        --------        --------        --------
LIABILITIES:
   Cash overdraft ..................................................         --              --              --              --
   Payables
      Fund shares repurchased ......................................         50             602               9             405
      Investment securities purchased ..............................         --           1,052             641             295
      Upon return of securities loaned .............................         --              --              --              --
      Investment advisory fees .....................................         54             119              16             133
      Distribution and service fees ................................         21              74               8              50
      Administration fees ..........................................          5              16               3              17
      Transfer agent fees and expenses .............................         26              69               6              54
      Trustees' fee and expenses ...................................          1               1              --               2
      Professional fees ............................................         16              70              16              20
      Trustee deferred compensation plan ...........................          8              21               1              19
      Other accrued expenses .......................................         12              38               9              55
                                                                        -------        --------        --------        --------
         Total liabilities .........................................        193           2,062             709           1,050
                                                                        -------        --------        --------        --------
NET ASSETS .........................................................    $68,236        $204,536        $ 34,257        $221,195
                                                                        =======        ========        ========        ========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ................    $74,869        $228,079        $ 56,305        $226,827
   Accumulated undistributed net investment income (loss) ..........       (318)            833            (171)            345
   Accumulated undistributed net realized gain (loss) ..............     (3,599)        (40,455)        (19,830)         (2,429)
   Net unrealized appreciation (depreciation) ......................     (2,716)         16,079          (2,047)         (3,548)
                                                                        -------        --------        --------        --------
NET ASSETS .........................................................    $68,236        $204,536        $ 34,257        $221,195
                                                                        =======        ========        ========        ========
CLASS A:
      Net asset value per share (Net assets/shares outstanding) ....    $ 10.33        $  14.80        $  11.04        $   7.80
                                                                        -------        --------        --------        --------
      Maximum offering price per share(3) ..........................    $ 10.96        $  15.70        $  11.71        $   8.28
                                                                        -------        --------        --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................      5,789           9,320           2,942          27,821
                                                                        -------        --------        --------        --------
      Net Assets ...................................................    $59,824        $137,954        $ 32,466        $216,957
                                                                        -------        --------        --------        --------
CLASS B:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................    $  8.28        $  14.13              --        $   7.86
                                                                        -------        --------        --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................        305             843              --             417
                                                                        -------        --------        --------        --------
      Net Assets ...................................................    $ 2,523        $ 11,919              --        $  3,276
                                                                        -------        --------        --------        --------
CLASS C:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................    $  8.28        $  14.14        $  10.85        $   7.93
                                                                        -------        --------        --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................        712           2,754             158             121
                                                                        -------        --------        --------        --------
      Net Assets ...................................................    $ 5,889        $ 38,923        $  1,715        $    962
                                                                        -------        --------        --------        --------
CLASS I:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................         --        $  14.81        $  11.04              --
                                                                        -------        --------        --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................         --           1,063               7              --
                                                                        -------        --------        --------        --------
      Net Assets ...................................................         --        $ 15,740        $     76              --
                                                                        -------        --------        --------        --------
   (1) Investment in securities at cost ............................    $70,895        $187,562        $ 36,157        $224,053
   (2) Market value of securities on loan ..........................         --              --              --              --
   (3) Offering price per share represents NAV/(1-5.75%).
   (4) Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                                                                                       QUALITY    SMALL-CAP       SMALL-CAP
                                                                           MID-CAP    SMALL-CAP    GROWTH    SUSTAINABLE GROWTH
                                                                         GROWTH FUND     FUND       FUND            FUND
                                                                         -----------  ---------   ---------  ------------------
ASSETS:
   Investment in securities at value(1)(2) .........................       $111,374    $75,870     $ 86,546       $18,603
   Cash ............................................................             11         --           --            --
   Receivables
      Investment securities sold ...................................          5,989         --           58            --
      Fund shares sold .............................................              9        629           94            78
      Dividends ....................................................             55        136           13             9
      Interest .....................................................              2          7            2             6
      Tax reclaims .................................................             --         --           --            --
   Prepaid expenses ................................................             32         45           34            21
   Other assets ....................................................             11         --(4)        12            --(4)
                                                                           --------    -------     --------       -------
         Total assets ..............................................        117,483     76,687       86,759        18,717
                                                                           --------    -------     --------       -------
LIABILITIES:
   Cash overdraft ..................................................             --         --           --            --
   Payables
      Fund shares repurchased ......................................            154        460          197            81
      Investment securities purchased ..............................          5,209         --           --         1,290
      Upon return of securities loaned .............................         18,189         --           --            --
      Investment advisory fees .....................................             62         33           74             6
      Distribution and service fees ................................             29          5           32             2
      Administration fees ..........................................              8          5            7             1
      Transfer agent fees and expenses .............................             40         36           60             1
      Trustees' fee and expenses ...................................              1          1            1            --
      Professional fees ............................................             16         17           16            17
      Trustee deferred compensation plan ...........................             11         --(4)        12            --(4)
      Other accrued expenses .......................................             17         12           14             3
                                                                           --------    -------     --------       -------
         Total liabilities .........................................         23,736        569          413         1,401
                                                                           --------    -------     --------       -------
NET ASSETS .........................................................       $ 93,747    $76,118     $ 86,346       $17,316
                                                                           ========    =======     ========       =======
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ................       $173,182    $86,001     $163,633       $18,999
   Accumulated undistributed net investment income (loss) ..........           (409)       291         (789)          (69)
   Accumulated undistributed net realized gain (loss) ..............        (59,894)    (2,333)     (69,206)         (713)
   Net unrealized appreciation (depreciation) ......................        (19,132)    (7,841)      (7,292)         (901)
                                                                           --------    -------     --------       -------
NET ASSETS .........................................................       $ 93,747    $76,118     $ 86,346       $17,316
                                                                           ========    =======     ========       =======
CLASS A:
      Net asset value per share (Net assets/shares outstanding) ....       $  12.70    $  9.58     $  26.80       $  9.16
                                                                           --------    -------     --------       -------
      Maximum offering price per share(3) ..........................       $  13.47    $ 10.16     $  28.44       $  9.72
                                                                           --------    -------     --------       -------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................          6,397      1,363        2,546           915
                                                                           --------    -------     --------       -------
      Net Assets ...................................................       $ 81,268    $13,056     $ 68,236       $ 8,378
                                                                           --------    -------     --------       -------
CLASS B:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................       $  11.20         --     $  24.45            --
                                                                           --------    -------     --------       -------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................            651         --          383            --
                                                                           --------    -------     --------       -------
      Net Assets ...................................................       $  7,291         --     $  9,378            --
                                                                           --------    -------     --------       -------
CLASS C:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................       $  11.19    $  9.57     $  24.45       $  9.01
                                                                           --------    -------     --------       -------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................            354        251          357            30
                                                                           --------    -------     --------       -------
      Net Assets ...................................................       $  3,966    $ 2,397     $  8,732       $   269
                                                                           --------    -------     --------       -------
CLASS I:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................       $  12.74    $  9.58           --       $  9.21
                                                                           --------    -------     --------       -------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................             96      6,330           --           941
                                                                           --------    -------     --------       -------
      Net Assets ...................................................       $  1,222    $60,665           --       $ 8,669
                                                                           --------    -------     --------       -------
   (1) Investment in securities at cost ............................       $130,506    $83,711     $ 93,838       $19,504
   (2) Market value of securities on loan ..........................         18,495         --     $     --       $    --
   (3) Offering price per share represents NAV/(1-5.75%).
   (4) Amount is less than $500 (not reported in thousands).

                                                                                                                         VALUE
                                                                         SMALL-CAP  SMALL-MID CAP  STRATEGIC GROWTH  OPPORTUNITIES
                                                                        VALUE FUND       FUND            FUND            FUND
                                                                        ----------  -------------  ----------------  -------------
ASSETS:
   Investment in securities at value(1)(2) .........................     $117,197      $59,663         $118,154        $ 70,918
   Cash ............................................................           --           --               --              --
   Receivables
      Investment securities sold ...................................        1,194          628               --           2,268
      Fund shares sold .............................................            4           46                7           1,110
      Dividends ....................................................          180           11               71              69
      Interest .....................................................            7            1               --               1
      Tax reclaims .................................................           --           --                9              --
   Prepaid expenses ................................................           18           36               24              33
   Other assets ....................................................           14            7               12               6
                                                                         --------      -------         --------        --------
         Total assets ..............................................      118,614       60,392          118,277          74,405
                                                                         --------      -------         --------        --------
LIABILITIES:
   Cash overdraft ..................................................           --           --               --               2
   Payables
      Fund shares repurchased ......................................          169          412              100             143
      Investment securities purchased ..............................        1,180          628               --           1,594
      Upon return of securities loaned .............................       20,156        8,472               --              --
      Investment advisory fees .....................................           57           38               81              47
      Distribution and service fees ................................           43            9               30              19
      Administration fees ..........................................            7            4               10               6
      Transfer agent fees and expenses .............................           43           13               50              22
      Trustees' fee and expenses ...................................            1            1                1               1
      Professional fees ............................................           18           16               18              21
      Trustee deferred compensation plan ...........................           14            7               12               6
      Other accrued expenses .......................................           15            9               19              11
                                                                         --------      -------         --------        --------
         Total liabilities .........................................       21,703        9,609              321           1,872
                                                                         --------      -------         --------        --------
NET ASSETS .........................................................     $ 96,911      $50,783         $117,956        $ 72,533
                                                                         ========      =======         ========        ========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ................     $119,111      $48,958         $209,933        $ 97,660
   Accumulated undistributed net investment income (loss) ..........           67          (83)            (357)            204
   Accumulated undistributed net realized gain (loss) ..............      (23,097)      (1,219)         (86,078)        (16,220)
   Net unrealized appreciation (depreciation) ......................          830        3,127           (5,542)         (9,111)
                                                                         --------      -------         --------        --------
NET ASSETS .........................................................     $ 96,911      $50,783         $117,956        $ 72,533
                                                                         ========      =======         ========        ========
CLASS A:
      Net asset value per share (Net assets/shares outstanding) ....     $  10.51      $ 13.14         $   7.96        $   9.04
                                                                         --------      -------         --------        --------
      Maximum offering price per share(3) ..........................     $  11.15      $ 13.94         $   8.45        $   9.59
                                                                         --------      -------         --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................        6,024        1,264           13,333           7,448
                                                                         --------      -------         --------        --------
      Net Assets ...................................................     $ 63,287      $16,607         $106,102        $ 67,302
                                                                         --------      -------         --------        --------
CLASS B:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................     $   9.24      $ 12.36         $   7.08              --
                                                                         --------      -------         --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................          875           95              611              --
                                                                         --------      -------         --------        --------
      Net Assets ...................................................     $  8,077      $ 1,176         $  4,326              --
                                                                         --------      -------         --------        --------
CLASS C:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................     $   9.23      $ 12.38         $   7.09        $   8.92
                                                                         --------      -------         --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................        2,768          387              394             577
                                                                         --------      -------         --------        --------
      Net Assets ...................................................     $ 25,547      $ 4,795         $  2,789        $  5,149
                                                                         --------      -------         --------        --------
CLASS I:
      Net asset value (Net assets/shares outstanding) and
         offering price per share ..................................           --      $ 13.41         $   8.00        $   9.04
                                                                         --------      -------         --------        --------
      Shares of beneficial interest outstanding, no par value,
         unlimited authorization....................................           --        2,104              592               9
                                                                         --------      -------         --------        --------
      Net Assets ...................................................           --      $28,205         $  4,739        $     82
                                                                         --------      -------         --------        --------
   (1) Investment in securities at cost ............................     $116,367      $56,536         $123,696        $ 80,029
   (2) Market value of securities on loan ..........................     $ 20,127      $ 8,414         $     --        $     --
   (3) Offering price per share represents NAV/(1-5.75%).
   (4) Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                            STATEMENTS OF OPERATIONS
                       SIX MONTHS ENDED SEPTEMBER 30, 2008
                                   (UNAUDITED)

($ reported in thousands except as noted)

                                                                                          GROWTH
                                                           ALL-CAP    GROWTH & INCOME  OPPORTUNITIES  INCOME & GROWTH
                                                         GROWTH FUND        FUND           FUND             FUND
                                                         -----------  ---------------  -------------  ---------------
INVESTMENT INCOME
   Dividends ..........................................  $    361        $  2,713        $    103         $  1,318
   Interest ...........................................        18              23               7            3,740
   Security lending ...................................        10              --              --               --
   Foreign taxes withheld .............................        (5)             --              (5)              --
                                                         --------        --------        --------         --------
      Total investment income .........................       384           2,736             105            5,058
                                                         --------        --------        --------         --------
EXPENSES
   Investment advisory fees ...........................       362             901             159              868
   Service fees, Class A ..............................        93             200              49              303
   Distribution and service fees, Class B .............        18              74              --               21
   Distribution and service fees, Class C .............        31             224              13                6
   Administration fees ................................        35             100              18              104
   Transfer agent fees and expenses ...................        96             243              26              205
   Custodian fees .....................................        13              42              15               43
   Printing fees and expenses .........................         7              --               3               22
   Professional fees ..................................        14             185              18               21
   Registration fees ..................................        22              26              20               21
   Trustees fees and expenses .........................         3              12               2                9
   Miscellaneous expenses .............................         7              17               5               20
                                                         --------        --------        --------         --------
      Total expenses ..................................       701           2,024             328            1,643
   Less expenses reimbursed by investment adviser .....        --            (159)            (52)              --
   Custodian fees paid indirectly .....................        --(1)           --(1)           --               (1)
                                                         --------        --------        --------         --------
      Net expenses ....................................       701           1,865             276            1,642
                                                         --------        --------        --------         --------
   NET INVESTMENT INCOME (LOSS) .......................      (317)            871            (171)           3,416
                                                         --------        --------        --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............    (3,587)            722          (3,560)            (948)
   Net realized gain (loss) on foreign
      currency transactions ...........................        --              --              --                6
   Net change in unrealized appreciation (depreciation)
      on investments ..................................    (8,899)        (23,973)         (4,873)         (19,758)
   Net change in unrealized appreciation (depreciation)
      on foreign currency translations ................        --              --              --               (7)
                                                         --------        --------        --------         --------
NET GAIN (LOSS) ON INVESTMENTS ........................   (12,486)        (23,251)         (8,433)         (20,707)
                                                         --------        --------        --------         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................  $(12,803)       $(22,380)       $ (8,604)        $(17,291)
                                                         ========        ========        ========         ========

(1)  Amount is less than $500 (not reported in thousands).


                        See Notes to Financial Statements

                                                                            QUALITY    SMALL-CAP         SMALL-CAP
                                                               MID-CAP     SMALL-CAP     GROWTH     SUSTAINABLE GROWTH
                                                             GROWTH FUND      FUND        FUND              FUND
                                                             -----------   ---------   ---------    ------------------
INVESTMENT INCOME
   Dividends ..........................................        $    493    $  1,044     $    231          $    34
   Interest ...........................................              13          31           14               12
   Security lending ...................................              19          --           --               --
   Foreign taxes withheld .............................              (1)         --           --               --
                                                               --------    --------     --------          -------
      Total investment income .........................             524       1,075          245               46
                                                               --------    --------     --------          -------
EXPENSES
   Investment advisory fees ...........................             478         338          495               79
   Service fees, Class A ..............................             128          17          102               12
   Distribution and service fees, Class B .............              51          --           61               --
   Distribution and service fees, Class C .............              27          12           55                1
   Administration fees ................................              50          32           43                7
   Transfer agent fees and expenses ...................             157         105          201                9
   Custodian fees .....................................              11           6           20                3
   Printing fees and expenses .........................               5          10            7                2
   Professional fees ..................................              19          19           14               18
   Registration fees ..................................              30          36           22               20
   Trustees fees and expenses .........................               4           3            4                1
   Miscellaneous expenses .............................              11           6            8                3
                                                               --------    --------     --------          -------
      Total expenses ..................................             971         584        1,032              155
   Less expenses reimbursed by investment adviser .....             (48)       (121)          --              (40)
   Custodian fees paid indirectly .....................              --(1)       --(1)        --(1)            --(1)
                                                               --------    --------     --------          -------
      Net expenses ....................................             923         463        1,032              115
                                                               --------    --------     --------          -------
   NET INVESTMENT INCOME (LOSS) .......................            (399)        612         (787)             (69)
                                                               --------    --------     --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............          (5,380)     (2,336)       5,676             (401)
   Net realized gain (loss) on foreign
      currency transactions ...........................              --          --           --               --
   Net change in unrealized appreciation (depreciation)
      on investments ..................................          (9,252)      1,252      (16,067)             305
   Net change in unrealized appreciation (depreciation)
      on foreign currency translations ................              --          --           --               --
                                                               --------    --------     --------          -------
NET GAIN (LOSS) ON INVESTMENTS ........................         (14,632)     (1,084)     (10,391)             (96)
                                                               --------    --------     --------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................        $(15,031)   $   (472)    $(11,178)         $  (165)
                                                               ========    ========     ========          =======

                                                                                                            VALUE
                                                            SMALL-CAP  SMALL-MID CAP  STRATEGIC GROWTH  OPPORTUNITIES
                                                           VALUE FUND      FUND            FUND             FUND
                                                           ----------  -------------  ----------------  -------------
INVESTMENT INCOME
   Dividends ..........................................     $   957      $    343         $    738       $    953
   Interest ...........................................          31             7                3              4
   Security lending ...................................          29             7               --             --
   Foreign taxes withheld .............................          (1)           --               (9)            (1)
                                                            -------      --------         --------       --------
      Total investment income .........................       1,016           357              732            956
                                                            -------      --------         --------       --------
EXPENSES
   Investment advisory fees ...........................         507           248              515            340
   Service fees, Class A ..............................          91            24              165            104
   Distribution and service fees, Class B .............          52             7               28             --
   Distribution and service fees, Class C .............         149            31               18             38
   Administration fees ................................          47            24               62             38
   Transfer agent fees and expenses ...................         136            41              206             85
   Custodian fees .....................................          14             6               11              7
   Printing fees and expenses .........................          11             7               13              3
   Professional fees ..................................          19            14               18             19
   Registration fees ..................................          24            26               27             21
   Trustees fees and expenses .........................           4             2                6              4
   Miscellaneous expenses .............................          15             6               11              8
                                                            -------      --------         --------       --------
      Total expenses ..................................       1,069           436            1,080            667
   Less expenses reimbursed by investment adviser .....        (129)           --               --            (25)
   Custodian fees paid indirectly .....................          --(1)         --(1)            (1)            --(1)
                                                            -------      --------         --------       --------
      Net expenses ....................................         940           436            1,079            642
                                                            -------      --------         --------       --------
   NET INVESTMENT INCOME (LOSS) .......................          76           (79)            (347)           314
                                                            -------      --------         --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............      (7,229)       (1,457)          (7,810)        (8,845)
   Net realized gain (loss) on foreign
      currency transactions ...........................          --            --               --             --
   Net change in unrealized appreciation (depreciation)
      on investments ..................................      (1,706)        1,223          (14,650)        (3,092)
   Net change in unrealized appreciation (depreciation)
      on foreign currency translations ................          --            --               --             --
                                                            -------      --------         --------       --------
NET GAIN (LOSS) ON INVESTMENTS ........................      (8,935)         (234)         (22,460)       (11,937)
                                                            -------      --------         --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................     $(8,859)     $   (313)        $(22,807)      $(11,623)
                                                            =======      ========         ========       ========

(1)  Amount is less than $500 (not reported in thousands).


                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

                                                                    ALL-CAP GROWTH FUND
                                                             -------------------------------
                                                               4/1/08 -
                                                               9/30/08    1/1/08 -  1/1/07 -
                                                             (UNAUDITED)  3/31/08   12/31/07
                                                             -----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................   $   (317)   $   (179) $   (649)
Net realized gain (loss) ..................................     (3,587)      3,323    18,100
Net change in unrealized appreciation (depreciation) ......     (8,899)    (15,128)   (3,853)
                                                              --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................    (12,803)    (11,984)   13,598
                                                              --------    --------  --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................         --          --        --
Net investment income, Class B ............................         --          --        --
Net investment income, Class C ............................         --          --        --
Net investment income, Class I ............................         --          --        --
Net realized short-term gains, Class A ....................         --          --    (1,902)
Net realized short-term gains, Class B ....................         --          --      (138)
Net realized short-term gains, Class C ....................         --          --      (178)
Net realized long-term gains, Class A .....................     (2,883)         --   (14,171)
Net realized long-term gains, Class B .....................       (174)         --    (1,029)
Net realized long-term gains, Class C .....................       (278)         --    (1,310)
                                                              --------    --------  --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS . .........................................     (3,335)         --   (18,728)
                                                              --------    --------  --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....     (1,311)     (2,863)   (7,071)
Change in net assets from share transactions, Class B .....       (696)       (905)     (925)
Change in net assets from share transactions, Class C .....      1,430        (175)       (3)
Change in net assets from share transactions, Class I .....         --          --        --
                                                              --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS ...........................................       (577)     (3,943)   (7,999)
                                                              --------    --------  --------
NET INCREASE (DECREASE) IN NET ASSETS .....................    (16,715)    (15,927)  (13,129)
NET ASSETS
Beginning of period .......................................     84,951     100,878   114,007
                                                              --------    --------  --------
END OF PERIOD .............................................   $ 68,236    $ 84,951  $100,878
                                                              ========    ========  ========
Accumulated undistributed net investment income (loss)
   at end of period .......................................   $   (318)   $     (1) $     (1)

                        See Notes to Financial Statements

                                                                   GROWTH & INCOME FUND            GROWTH OPPORTUNITIES FUND
                                                             -------------------------------  ---------------------------------
                                                               4/1/08 -                         4/1/08 -
                                                               9/30/08    9/1/07 -  9/1/06 -    9/30/08    10/1/07 -  10/1/06 -
                                                             (UNAUDITED)  3/31/08   8/31/07   (UNAUDITED)   3/31/08    9/30/07
                                                             -----------  --------  --------  -----------  ---------  ---------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................   $    871    $    873  $    942    $  (171)    $  (183)   $  (107)
Net realized gain (loss) ..................................        722         698    28,032     (3,560)     (3,577)       385
Net change in unrealized appreciation (depreciation) ......    (23,973)    (26,986)    7,072     (4,873)     (3,554)     5,240
                                                              --------    --------  --------    -------     -------    -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................    (22,380)    (25,415)   36,046     (8,604)     (7,314)     5,518
                                                              --------    --------  --------    -------     -------    -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................       (792)       (457)   (1,813)        --          --         --
Net investment income, Class B ............................         --         (29)      (69)        --          --         --
Net investment income, Class C ............................        (11)        (65)     (105)        --          --         --
Net investment income, Class I ............................       (145)         --        --         --          --         --
Net realized short-term gains, Class A ....................         --          --        --         --          --         --
Net realized short-term gains, Class B ....................         --          --        --         --          --         --
Net realized short-term gains, Class C ....................         --          --        --         --          --         --
Net realized long-term gains, Class A .....................         --          --        --         --          --         --
Net realized long-term gains, Class B .....................         --          --        --         --          --         --
Net realized long-term gains, Class C .....................         --          --        --         --          --         --
                                                              --------    --------  --------    -------     -------    -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS . .........................................       (948)       (551)   (1,987)        --          --         --
                                                              --------    --------  --------    -------     -------    -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....    (12,932)     (5,316)   (1,631)     2,943       9,745     20,631
Change in net assets from share transactions, Class B .....     (3,428)     (6,268)  (21,997)        --          --         --
Change in net assets from share transactions, Class C .....     (2,972)     (2,774)  (10,784)    (1,466)       (356)     4,687
Change in net assets from share transactions, Class I .....     (5,049)     25,505        --        100          --         --
                                                              --------    --------  --------    -------     -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS . .........................................    (24,381)     11,147   (34,412)     1,577       9,389     25,318
                                                              --------    --------  --------    -------     -------    -------
NET INCREASE (DECREASE) IN NET ASSETS .....................    (47,709)    (14,819)     (353)    (7,027)      2,075     30,836
NET ASSETS
Beginning of period .......................................    252,245     267,064   267,417     41,284      39,209      8,373
                                                              --------    --------  --------    -------     -------    -------
END OF PERIOD .............................................   $204,536    $252,245  $267,064    $34,257     $41,284    $39,209
                                                              ========    ========  ========    =======     =======    =======
Accumulated undistributed net investment income (loss)
   at end of period .......................................   $    833    $    910  $    528    $  (171)    $    --    $    --

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands except as noted)

                                                                      INCOME & GROWTH FUND
                                                                -------------------------------
                                                                  4/1/08 -
                                                                  9/30/08    5/1/07 -  5/1/06 -
                                                                (UNAUDITED)   3/31/08   4/30/07
                                                                -----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................................   $  3,416    $  6,552  $  7,651
Net realized gain (loss) .....................................       (942)     12,830    12,675
Net change in unrealized appreciation (depreciation) .........    (19,765)    (27,471)   11,624
                                                                 --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..    (17,291)     (8,089)   31,950
                                                                 --------    --------  --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...............................     (3,598)     (6,741)   (7,582)
Net investment income, Class B ...............................        (44)        (97)     (149)
Net investment income, Class C ...............................        (12)        (27)      (33)
Net investment income, Class I ...............................         --          --        --
Net realized short-term gains, Class A .......................         --      (1,345)     (579)
Net realized short-term gains, Class B .......................         --         (27)      (16)
Net realized short-term gains, Class C .......................         --          (7)       (4)
Net realized short-term gains, Class I .......................         --          --        --
Net realized long-term gains, Class A ........................     (1,597)    (16,306)   (5,822)
Net realized long-term gains, Class B ........................        (28)       (328)     (157)
Net realized long-term gains, Class C ........................         (7)        (85)      (36)
Net realized long-term gains, Class I ........................         --          --        --
                                                                 --------    --------  --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....     (5,286)    (24,963)  (14,378)
                                                                 --------    --------  --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ........    (11,402)    (13,616)  (38,982)
Change in net assets from share transactions, Class B ........     (1,195)     (1,605)   (4,386)
Change in net assets from share transactions, Class C ........       (793)        370      (342)
Change in net assets from share transactions, Class I ........         --          --        --
                                                                 --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....    (13,390)    (14,851)  (43,710)
                                                                 --------    --------  --------
NET INCREASE (DECREASE) IN NET ASSETS ........................    (35,967)    (47,903)  (26,138)
NET ASSETS
Beginning of period ..........................................    257,162     305,065   331,203
                                                                 --------    --------  --------
END OF PERIOD ................................................   $221,195    $257,162  $305,065
                                                                 ========    ========  ========
Accumulated undistributed net investment income (loss) at
   end of period .............................................   $    345    $    583  $    443

(1)  Amount is less than $500.


                        See Notes to Financial Statements

                                                                        MID-CAP GROWTH FUND             QUALITY SMALL-CAP FUND
                                                                ---------------------------------  -------------------------------
                                                                  4/1/08 -                           4/1/08 -
                                                                  9/30/08    11/1/07 -  11/1/06 -    9/30/08    9/1/07 -  9/1/06 -
                                                                (UNAUDITED)   3/31/08    10/31/07  (UNAUDITED)   3/31/08   8/31/07
                                                                -----------  ---------  ---------  -----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................................   $   (399)   $   (432)  $   (927)    $   612    $    450  $   142
Net realized gain (loss) .....................................     (5,380)     (3,746)    13,598      (2,336)          4      102
Net change in unrealized appreciation (depreciation) .........     (9,252)    (22,715)       370       1,252      (9,263)     160
                                                                 --------    --------   --------     -------    --------  -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..    (15,031)    (26,893)    13,041        (472)     (8,809)     404
                                                                 --------    --------   --------     -------    --------  -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...............................         --          --         --         (90)        (76)      (1)
Net investment income, Class B ...............................         --          --         --          --          --       --
Net investment income, Class C ...............................         --          --         --          (7)         --       --(1)
Net investment income, Class I ...............................         --          --         --        (515)       (236)     (14)
Net realized short-term gains, Class A .......................         --          --         --          --         (24)      (1)
Net realized short-term gains, Class B .......................         --          --         --          --          --       --
Net realized short-term gains, Class C .......................         --          --         --          --          (5)      --(1)
Net realized short-term gains, Class I .......................         --          --         --          --         (54)      (5)
Net realized long-term gains, Class A ........................         --          --         --          --          (4)      --
Net realized long-term gains, Class B ........................         --          --         --          --          --       --
Net realized long-term gains, Class C ........................         --          --         --          --          (1)      --
Net realized long-term gains, Class I ........................         --          --         --          --          (8)      --
                                                                 --------    --------   --------     -------    --------  -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....         --          --         --        (612)       (408)     (21)
                                                                 --------    --------   --------     -------    --------  -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ........     (6,099)     (7,007)    (9,057)        772       6,155    8,369
Change in net assets from share transactions, Class B ........     (2,163)     (2,195)     4,338          --          --       --
Change in net assets from share transactions, Class C ........     (1,031)         92      6,205         316       1,172    1,191
Change in net assets from share transactions, Class I ........        (46)       (255)     2,057      14,867      42,586    9,299
                                                                 --------    --------   --------     -------    --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....     (9,339)     (9,365)     3,543      15,955      49,913   18,859
                                                                 --------    --------   --------     -------    --------  -------
NET INCREASE (DECREASE) IN NET ASSETS ........................    (24,370)    (36,258)    16,584      14,871      40,696   19,242
NET ASSETS
Beginning of period ..........................................    118,117     154,375    137,791      61,247      20,551    1,309
                                                                 --------    --------   --------     -------    --------  -------
END OF PERIOD ................................................   $ 93,747    $118,117   $154,375     $76,118    $ 61,247  $20,551
                                                                 ========    ========   ========     =======    ========  =======
Accumulated undistributed net investment income (loss) at
   end of period .............................................   $   (409)   $    (10)  $    (11)    $   291    $    291  $   131

(1)  Amount is less than $500.


                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)

                                                                   SMALL-CAP GROWTH FUND
                                                              ------------------------------
                                                                4/1/08 -
                                                                9/30/08   1/1/08 -  1/1/07 -
                                                              (UNAUDITED) 3/31/08   12/31/07
                                                              ----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...............................   $   (787)  $   (471) $ (2,035)
Net realized gain (loss) ...................................      5,676      6,931    28,707
Net change in unrealized appreciation (depreciation) .......    (16,067)   (32,192)  (13,242)
                                                               --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................    (11,178)   (25,732)   13,430
                                                               --------   --------  --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net realized short-term gains, Class A .....................         --         --        --
Net realized short-term gains, Class B .....................         --         --        --
Net realized short-term gains, Class C .....................         --         --        --
Net realized long-term gains, Class A ......................         --         --        --
Net realized long-term gains, Class B ......................         --         --        --
Net realized long-term gains, Class C ......................         --         --        --
                                                               --------   --------  --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ............................................         --         --        --
                                                               --------   --------  --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ......     (4,527)    (3,147)  (26,864)
Change in net assets from share transactions, Class B ......     (3,115)    (2,132)   (9,836)
Change in net assets from share transactions, Class C ......     (1,583)    (1,047)   (4,440)
Change in net assets from share transactions, Class I ......         --         --        --
                                                               --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..     (9,225)    (6,326)  (41,140)
                                                               --------   --------  --------
NET INCREASE (DECREASE) IN NET ASSETS ......................    (20,403)   (32,058)  (27,710)

NET ASSETS
Beginning of period ........................................    106,749    138,807   166,517
                                                               --------   --------  --------
END OF PERIOD ..............................................   $ 86,346   $106,749  $138,807
                                                               ========   ========  ========
Accumulated undistributed net investment income (loss) at
end of period ..............................................   $   (789)  $     (2) $     (1)

                        See Notes to Financial Statements

                                                               SMALL-CAP SUSTAINABLE GROWTH FUND        SMALL-CAP VALUE FUND
                                                               ---------------------------------  --------------------------------
                                                                  4/1/08 -                          4/1/08 -
                                                                  9/30/08    9/1/07 -  9/1/06 -      9/30/08   9/1/07 -   9/1/06 -
                                                                (UNAUDITED)  3/31/08   8/31/07    (UNAUDITED)  3/31/08    8/31/07
                                                                -----------  --------  --------   -----------  --------   --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...............................     $    (69)   $    (96) $   (62)    $     76    $   (776)  $   (433)
Net realized gain (loss) ...................................         (401)       (226)     (84)      (7,229)    (13,146)    34,134
Net change in unrealized appreciation (depreciation) .......          305      (1,542)     326       (1,706)     (5,386)   (27,725)
                                                                 --------    --------  -------     --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................         (165)     (1,864)     180       (8,859)    (19,308)     5,976
                                                                 --------    --------  -------     --------    --------   --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net realized short-term gains, Class A .....................           --          --       --           --        (227)    (3,133)
Net realized short-term gains, Class B .....................           --          --       --           --         (45)      (713)
Net realized short-term gains, Class C .....................           --          --       --           --        (110)    (1,512)
Net realized long-term gains, Class A ......................           --          --       --           --     (14,586)   (18,655)
Net realized long-term gains, Class B ......................           --          --       --           --      (2,866)    (4,248)
Net realized long-term gains, Class C ......................           --          --       --           --      (7,062)    (9,006)
                                                                 --------    --------  -------     --------    --------   --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ............................................           --          --       --           --     (24,896)   (37,267)
                                                                 --------    --------  -------     --------    --------   --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ......         (142)       (630)  10,064       (5,747)     (2,441)   (13,720)
Change in net assets from share transactions, Class B ......           --          --       --       (3,193)     (2,511)    (6,939)
Change in net assets from share transactions, Class C ......           90          33       71       (3,962)     (3,021)    (5,082)
Change in net assets from share transactions, Class I ......        2,900         467    5,216           --          --         --
                                                                 --------    --------  -------     --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..        2,848        (130)  15,351      (12,902)     (7,973)   (25,741)
                                                                 --------    --------  -------     --------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS ......................        2,683      (1,994)  15,531      (21,761)    (52,177)   (57,032)

NET ASSETS
Beginning of period ........................................       14,633      16,627    1,096      118,672     170,849    227,881
                                                                 --------    --------  -------     --------    --------   --------
END OF PERIOD ..............................................     $ 17,316    $ 14,633  $16,627     $ 96,911    $118,672   $170,849
                                                                 ========    ========  =======     ========    ========   ========
Accumulated undistributed net investment income (loss) at
end of period ..............................................     $    (69)   $     --  $    --     $     67    $     (9)  $     (6)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands except as noted)

                                                                    SMALL-MID CAP FUND
                                                             -------------------------------
                                                               4/1/08 -
                                                               9/30/08    1/1/08 -  1/1/07 -
                                                             (UNAUDITED)  3/31/08   12/31/07
                                                             -----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................   $    (79)   $    (96) $   (583)
Net realized gain (loss) ..................................     (1,457)      3,645    10,755
Net change in unrealized appreciation (depreciation) ......      1,223     (14,759)   (9,319)
                                                              --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................       (313)    (11,210)      853
                                                              --------    --------  --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................         --          --        --
Net investment income, Class B ............................         --          --        --
Net investment income, Class C ............................         --          --        --
Net investment income, Class I ............................         --          --        --
Net realized short-term gains, Class A ....................         --          --       (84)
Net realized short-term gains, Class B ....................         --          --        (8)
Net realized short-term gains, Class C ....................         --          --       (29)
Net realized short-term gains, Class I ....................         --          --      (149)
Net realized long-term gains, Class A .....................     (1,908)         --    (3,015)
Net realized long-term gains, Class B .....................       (151)         --      (261)
Net realized long-term gains, Class C .....................       (655)         --    (1,047)
Net realized long-term gains, Class I .....................     (3,056)         --    (5,038)
                                                              --------    --------  --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ...........................................     (5,770)         --    (9,631)
                                                              --------    --------  --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....     (1,613)     (1,651)   (4,974)
Change in net assets from share transactions, Class B .....       (294)       (209)     (626)
Change in net assets from share transactions, Class C .....     (1,106)       (803)   (1,980)
Change in net assets from share transactions, Class I .....     (1,172)     (3,861)  (17,271)
                                                              --------    --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS ...........................................     (4,185)     (6,524)  (24,851)
                                                              --------    --------  --------
NET INCREASE (DECREASE) IN NET ASSETS .....................    (10,268)    (17,734)  (33,629)
NET ASSETS
Beginning of period .......................................     61,051      78,785   112,414
                                                              --------    --------  --------
END OF PERIOD .............................................   $ 50,783    $ 61,051  $ 78,785
                                                              ========    ========  ========
Accumulated undistributed net investment income (loss)
   at end of period .......................................   $    (83)   $     (4) $     (4)

(1)  Amount is less than $500.

                        See Notes to Financial Statements

                                                                      STRATEGIC GROWTH FUND          VALUE OPPORTUNITIES FUND
                                                                -------------------------------  -------------------------------
                                                                  4/1/08 -                         4/1/08 -
                                                                  9/30/08    5/1/07 -  5/1/06 -    9/30/08    7/1/07 -  7/1/06 -
                                                                (UNAUDITED)   3/31/08   4/30/07  (UNAUDITED)   3/31/08   6/30/07
                                                                -----------  --------  --------  -----------  --------  --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................      $   (347)   $   (906) $ (1,004)  $    314    $    257  $   101
Net realized gain (loss) ..................................        (7,810)     10,855     5,267     (8,845)     (3,374)   1,405
Net change in unrealized appreciation (depreciation) ......       (14,650)    (16,830)    2,490     (3,092)    (21,500)   4,306
                                                                 --------    --------  --------   --------    --------  -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................       (22,807)     (6,881)    6,753    (11,623)    (24,617)   5,812
                                                                 --------    --------  --------   --------    --------  -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................            --          --        --       (103)       (416)     (28)
Net investment income, Class B ............................            --          --        --         --          --       --
Net investment income, Class C ............................            --          --        --         --         (37)      --(1)
Net investment income, Class I ............................            --          --        --         --(1)       --       --
Net realized short-term gains, Class A ....................            --          --        --         --      (1,577)    (177)
Net realized short-term gains, Class B ....................            --          --        --         --          --       --
Net realized short-term gains, Class C ....................            --          --        --         --        (179)     (10)
Net realized short-term gains, Class I ....................            --          --        --         --          --       --
Net realized long-term gains, Class A .....................            --          --        --         --        (145)     (34)
Net realized long-term gains, Class B .....................            --          --        --         --          --       --
Net realized long-term gains, Class C .....................            --          --        --         --         (16)      (2)
Net realized long-term gains, Class I .....................            --          --        --         --          --       --
                                                                 --------    --------  --------   --------    --------  -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ...........................................            --          --        --       (103)     (2,370)    (251)
                                                                 --------    --------  --------   --------    --------  -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....        (6,513)    (22,089)   49,031    (12,388)     63,772   42,024
Change in net assets from share transactions, Class B .....        (1,079)     (3,417)    1,773         --          --       --
Change in net assets from share transactions, Class C .....          (289)     (1,042)    3,131     (2,879)     10,726      855
Change in net assets from share transactions, Class I .....           (31)     (1,275)    6,623        100          --       --
                                                                 --------    --------  --------   --------    --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS ...........................................        (7,912)    (27,823)   60,558    (15,167)     74,498   42,879
                                                                 --------    --------  --------   --------    --------  -------
NET INCREASE (DECREASE) IN NET ASSETS .....................       (30,719)    (34,704)   67,311    (26,893)     47,511   48,440
NET ASSETS
Beginning of period .......................................       148,675     183,379   116,068     99,426      51,915    3,475
                                                                 --------    --------  --------   --------    --------  -------
END OF PERIOD .............................................      $117,956    $148,675  $183,379   $ 72,533    $ 99,426  $51,915
                                                                 ========    ========  ========   ========    ========  =======
Accumulated undistributed net investment income (loss)
   at end of period .......................................      $   (357)   $    (10) $    (23)  $    204    $     (7) $    81

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  NET
                                 ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS
                                 VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET                    CHANGE IN
                               BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET
                               OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE
------------------------------------------------------------------------------------------------------------------------------------
-------------------
ALL-CAP GROWTH FUND
-------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $12.76    (0.04)        (1.89)       (1.93)         --         (0.50)         (0.50)       (2.43)
1/1/08 to 3/31/08                 14.48    (0.02)        (1.70)       (1.72)         --            --             --        (1.72)
1/1/07 to 12/31/07                15.45    (0.08)         2.13         2.05          --         (3.02)         (3.02)       (0.97)
1/1/06 to 12/31/06                16.75    (0.11)         0.26         0.15          --         (1.45)         (1.45)       (1.30)
1/1/05 to 12/31/05                16.51    (0.12)         1.39         1.27          --         (1.03)         (1.03)        0.24
1/1/04 to 12/31/04                15.10    (0.05)         1.46         1.41          --            --             --         1.41
1/1/03 to 12/31/03                10.74    (0.11)         4.47         4.36          --            --             --         4.36

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $10.35    (0.07)        (1.50)       (1.57)         --         (0.50)         (0.50)       (2.07)
1/1/08 to 3/31/08                 11.77    (0.04)        (1.38)       (1.42)         --            --             --        (1.42)
1/1/07 to 12/31/07                13.16    (0.18)         1.81         1.63          --         (3.02)         (3.02)       (1.39)
1/1/06 to 12/31/06                14.59    (0.20)         0.22         0.02          --         (1.45)         (1.45)       (1.43)
1/1/05 to 12/31/05                14.61    (0.22)         1.23         1.01          --         (1.03)         (1.03)       (0.02)
1/1/04 to 12/31/04                13.46    (0.15)         1.30         1.15          --            --             --         1.15
1/1/03 to 12/31/03                 9.64    (0.18)         4.00         3.82          --            --             --         3.82

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $10.35    (0.07)        (1.50)       (1.57)         --         (0.50)         (0.50)       (2.07)
1/1/08 to 3/31/08                 11.77    (0.04)        (1.38)       (1.42)         --            --             --        (1.42)
1/1/07 to 12/31/07                13.15    (0.18)         1.82         1.64          --         (3.02)         (3.02)       (1.38)
1/1/06 to 12/31/06                14.59    (0.20)         0.21         0.01          --         (1.45)         (1.45)       (1.44)
1/1/05 to 12/31/05                14.61    (0.22)         1.23         1.01          --         (1.03)         (1.03)       (0.02)
1/1/04 to 12/31/04                13.46    (0.15)         1.30         1.15          --            --             --         1.15
1/1/03 to 12/31/03                 9.64    (0.19)         4.01         3.82          --            --             --         3.82

--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $16.47     0.07         (1.66)       (1.59)      (0.08)           --          (0.08)       (1.67)
9/1/07 to 3/31/08                 18.08     0.08         (1.65)       (1.57)      (0.04)           --          (0.04)       (1.61)
9/1/06 to 8/31/07                 15.96     0.10          2.20         2.30       (0.18)           --          (0.18)        2.12
9/1/05 to 8/31/06                 14.74     0.13          1.19         1.32       (0.10)           --          (0.10)        1.22
9/1/04 to 8/31/05                 13.15     0.12          1.57         1.69       (0.10)           --          (0.10)        1.59
9/1/03 to 8/31/04                 11.86     0.09          1.30         1.39       (0.10)           --          (0.10)        1.29
9/1/02 to 8/31/03                 10.86     0.09          0.91         1.00          --            --             --         1.00

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $15.71     0.01         (1.59)       (1.58)         --            --             --        (1.58)
9/1/07 to 3/31/08                 17.31       --(5)      (1.58)       (1.58)      (0.02)           --          (0.02)       (1.60)
9/1/06 to 8/31/07                 15.26    (0.02)         2.10         2.08       (0.03)           --          (0.03)        2.05
9/1/05 to 8/31/06                 14.13     0.01          1.14         1.15       (0.02)           --          (0.02)        1.13
9/1/04 to 8/31/05                 12.61     0.01          1.51         1.52          --            --             --         1.52
9/1/03 to 8/31/04                 11.38    (0.01)         1.25         1.24       (0.01)           --          (0.01)        1.23
9/1/02 to 8/31/03                 10.50     0.01          0.87         0.88          --            --             --         0.88

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $15.72     0.01         (1.59)       (1.58)         --            --             --        (1.58)
9/1/07 to 3/31/08                 17.31       --(5)      (1.57)       (1.57)      (0.02)           --          (0.02)       (1.59)
9/1/06 to 8/31/07                 15.26    (0.03)         2.11         2.08       (0.03)           --          (0.03)        2.05
9/1/05 to 8/31/06                 14.13     0.01          1.14         1.15       (0.02)           --          (0.02)        1.13
9/1/04 to 8/31/05                 12.62     0.01          1.50         1.51          --            --             --         1.51
9/1/03 to 8/31/04                 11.38    (0.01)         1.26         1.25       (0.01)           --          (0.01)        1.24
9/1/02 to 8/31/03                 10.50     0.01          0.87         0.88          --            --             --         0.88

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                   RATIO OF GROSS
                                                                                     EXPENSES TO
                                  NET                     NET                         AVERAGE       RATIO OF NET
                                 ASSET                  ASSETS,      RATIO OF NET    NET ASSETS       INVESTMENT
                                 VALUE,                  END OF       EXPENSES TO  (BEFORE WAIVERS   INCOME (LOSS)  PORTFOLIO
                                 END OF    TOTAL         PERIOD       AVERAGE NET        AND        TO AVERAGE NET   TURNOVER
                                 PERIOD  RETURN(1)   (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)      ASSETS         RATE
                                 ------  ---------   --------------  ------------  ---------------  --------------  ---------
-------------------
ALL-CAP GROWTH FUND
-------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $10.33  (15.94)%(4)   $ 59,824       1.58%(3)       1.58%(3)        (0.66)%(3)        67%(4)
1/1/08 to 3/31/08                 12.76  (11.88)(4)      75,234       1.69(3)        1.69(3)         (0.73)(3)         12(4)
1/1/07 to 12/31/07                14.48   13.43          88,631       1.53           1.53            (0.51)            57
1/1/06 to 12/31/06                15.45    1.09          99,699       1.50           1.50            (0.68)            73
1/1/05 to 12/31/05                16.75    7.62         135,930       1.46           1.46            (0.73)            69
1/1/04 to 12/31/04                16.51    9.34         168,498       1.43           1.43            (0.32)            47
1/1/03 to 12/31/03                15.10   40.60         185,964       1.48           1.48            (0.87)            42

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $ 8.28  (16.18)%(4)   $  2,523       2.32%(3)       2.32%(3)        (1.41)%(3)        67%(4)
1/1/08 to 3/31/08                 10.35  (12.06)(4)       3,882       2.43(3)        2.43(3)         (1.48)(3)         12(4)
1/1/07 to 12/31/07                11.77   12.57           5,402       2.28           2.28            (1.27)            57
1/1/06 to 12/31/06                13.16    0.34           6,798       2.25           2.25            (1.43)            73
1/1/05 to 12/31/05                14.59    6.84          10,476       2.21           2.21            (1.48)            69
1/1/04 to 12/31/04                14.61    8.54          12,316       2.18           2.18            (1.10)            47
1/1/03 to 12/31/03                13.46   39.63          15,635       2.23           2.23            (1.62)            42

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $ 8.28  (16.18)%(4)   $  5,889       2.33%(3)       2.33%(3)        (1.42)%(3)        67%(4)
1/1/08 to 3/31/08                 10.35  (12.06)(4)       5,835       2.44(3)        2.44(3)         (1.48)(3)         12(4)
1/1/07 to 12/31/07                11.77   12.66           6,845       2.28           2.28            (1.26)            57
1/1/06 to 12/31/06                13.15    0.27           7,509       2.25           2.25            (1.43)            73
1/1/05 to 12/31/05                14.59    6.84          10,307       2.21           2.21            (1.48)            69
1/1/04 to 12/31/04                14.61    8.54          12,830       2.18           2.18            (1.09)            47
1/1/03 to 12/31/03                13.46   39.63          14,748       2.23           2.23            (1.62)            42

--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $14.80   (9.70)%(4)   $137,954       1.39%(3)       1.52%(3)         0.89%(3)         31%(4)
9/1/07 to 3/31/08                 16.47   (8.69)(4)     166,600       1.37(3)        1.51%(3)         0.73(3)          53(4)
9/1/06 to 8/31/07                 18.08   14.43         188,479       1.28           1.42             0.60             37
9/1/05 to 8/31/06                 15.96    9.02         168,209       1.25           1.39             0.86             33
9/1/04 to 8/31/05                 14.74   12.85         178,557       1.25           1.40             0.84             41
9/1/03 to 8/31/04                 13.15   11.74         201,230       1.25           1.38             0.68             53
9/1/02 to 8/31/03                 11.86    9.21         131,169       1.25           1.45             0.82             59

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $14.13  (10.06)%(4)   $ 11,919       2.14%(3)       2.27%(3)         0.13%(3)         31%(4)
9/1/07 to 3/31/08                 15.71   (9.14)(4)      16,658       2.11(3)        2.24(3)         (0.03)(3)         53(4)
9/1/06 to 8/31/07                 17.31   13.64          24,731       2.03           2.17            (0.14)            37
9/1/05 to 8/31/06                 15.26    8.18          41,863       2.00           2.14             0.09             33
9/1/04 to 8/31/05                 14.13   12.05          58,869       2.00           2.15             0.10             41
9/1/03 to 8/31/04                 12.61   10.90          68,637       2.00           2.14            (0.07)            53
9/1/02 to 8/31/03                 11.38    8.38          72,051       2.00           2.20             0.08             59

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $14.14  (10.03)%(4)   $ 38,923       2.14%(3)       2.27%(3)         0.14%(3)         31%(4)
9/1/07 to 3/31/08                 15.72   (9.08)(4)      46,292       2.12(3)        2.26(3)         (0.02)(3)         53(4)
9/1/06 to 8/31/07                 17.31   13.64          53,854       2.03           2.17            (0.15)            37
9/1/05 to 8/31/06                 15.26    8.18          57,345       2.00           2.14             0.10             33
9/1/04 to 8/31/05                 14.13   12.05          68,432       2.00           2.15             0.10             41
9/1/03 to 8/31/04                 12.62   10.80          78,570       2.00           2.13            (0.07)            53
9/1/02 to 8/31/03                 11.38    8.48          52,466       2.00           2.20             0.08             59

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                                                                                     CHANGE
                                    ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS                   IN
                                    VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET      FROM NET                     NET
                                  BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT     REALIZED        TOTAL       ASSET
                                  OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   VALUE
                                  ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------
--------------------------------
GROWTH & INCOME FUND (CONTINUED)
--------------------------------
CLASS I
4/1/08 to 9/30/08 (Unaudited)       $16.49      0.09        (1.66)       (1.57)      (0.11)           --          (0.11)      (1.68)
11/13/07 (inception) to 3/31/08      18.33      0.06        (1.90)       (1.84)         --            --             --       (1.84)

-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $13.78     (0.05)       (2.69)       (2.74)         --            --             --       (2.74)
10/1/07 to 3/31/08                   15.98     (0.05)       (2.15)       (2.20)         --            --             --       (2.20)
10/1/06 to 9/30/07                   12.22     (0.09)        3.85         3.76          --            --             --        3.76
10/1/05 to 9/30/06                   11.68     (0.07)        0.61         0.54          --            --             --        0.54
10/1/04 to 9/30/05(7)                 9.88     (0.07)        1.87         1.80          --            --             --        1.80
10/1/03 to 9/30/04(7)                 9.35     (0.07)        0.60         0.53          --            --             --        0.53
10/1/02 to 9/30/03(7)                 6.59     (0.06)        2.82         2.76          --            --             --        2.76

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $13.60     (0.10)       (2.65)       (2.75)         --            --             --       (2.75)
10/1/07 to 3/31/08                   15.81     (0.11)       (2.10)       (2.21)         --            --             --       (2.21)
10/1/06 to 9/30/07                   12.19     (0.22)        3.84         3.62          --            --             --        3.62
6/9/06 (inception) to 9/30/06        11.87     (0.05)        0.37         0.32          --            --             --        0.32

CLASS I
10/6/08 (inception) to 9/30/08
   (Unaudited)                      $14.53     (0.02)       (3.47)       (3.49)         --            --             --       (3.49)

--------------------
INCOME & GROWTH FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $ 8.59      0.12        (0.72)       (0.60)      (0.13)        (0.06)         (0.19)      (0.79)
5/1/07 to 3/31/08                     9.71      0.22        (0.48)       (0.26)      (0.23)        (0.63)         (0.86)      (1.12)
5/1/06 to 4/30/07                     9.18      0.23         0.75         0.98       (0.24)        (0.21)         (0.45)       0.53
5/1/05 to 4/30/06                     8.90      0.22         0.44         0.66       (0.24)        (0.14)         (0.38)       0.28
5/1/04 to 4/30/05                     8.66      0.22         0.26         0.48       (0.24)           --          (0.24)       0.24
5/1/03 to 4/30/04                     7.92      0.22         0.76         0.98       (0.24)           --          (0.24)       0.74
5/1/02 to 4/30/03                     8.41      0.24        (0.48)       (0.24)      (0.25)           --          (0.25)      (0.49)

CLASS B
4/1/08 to 9/30/08 (Unaudited)       $ 8.65      0.09        (0.72)       (0.63)      (0.10)        (0.06)         (0.16)      (0.79)
5/1/07 to 3/31/08                     9.77      0.15        (0.48)       (0.33)      (0.16)        (0.63)         (0.79)      (1.12)
5/1/06 to 4/30/07                     9.23      0.16         0.76         0.92       (0.17)        (0.21)         (0.38)       0.54
5/1/05 to 4/30/06                     8.95      0.15         0.44         0.59       (0.17)        (0.14)         (0.31)       0.28
5/1/04 to 4/30/05                     8.71      0.15         0.26         0.41       (0.17)           --          (0.17)       0.24
5/1/03 to 4/30/04                     7.96      0.16         0.76         0.92       (0.17)           --          (0.17)       0.75
5/1/02 to 4/30/03                     8.43      0.18        (0.47)       (0.29)      (0.18)           --          (0.18)      (0.47)

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $ 8.73      0.09        (0.73)       (0.64)      (0.10)        (0.06)         (0.16)      (0.80)
5/1/07 to 3/31/08                     9.86      0.16        (0.50)       (0.34)      (0.16)        (0.63)         (0.79)      (1.13)
5/1/06 to 4/30/07                     9.31      0.16         0.77         0.93       (0.17)        (0.21)         (0.38)       0.55
5/1/05 to 4/30/06                     9.02      0.15         0.45         0.60       (0.17)        (0.14)         (0.31)       0.29
5/1/04 to 4/30/05                     8.78      0.15         0.26         0.41       (0.17)           --          (0.17)       0.24
5/1/03 to 4/30/04                     8.02      0.15         0.78         0.93       (0.17)           --          (0.17)       0.76
5/1/02 to 4/30/03                     8.49      0.19        (0.48)       (0.29)      (0.18)           --          (0.18)      (0.47)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                     RATIO OF GROSS
                                                                                       EXPENSES TO
                                    NET                     NET                         AVERAGE        RATIO OF NET
                                   ASSET                   ASSETS,     RATIO OF NET    NET ASSETS       INVESTMENT
                                   VALUE,                  END OF      EXPENSES TO   (BEFORE WAIVERS    INCOME (LOSS)  PORTFOLIO
                                   END OF     TOTAL        PERIOD       AVERAGE NET        AND        TO AVERAGE NET    TURNOVER
                                   PERIOD   RETURN(1)  (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)       ASSETS        RATE
                                   ------  ----------  --------------  ------------  ---------------  ---------------  ---------
--------------------------------
GROWTH & INCOME FUND (CONTINUED)
--------------------------------
CLASS I
4/1/08 to 9/30/08 (Unaudited)      $14.81   (9.59)%(4)    $ 15,740       1.13%(3)        1.27%(3)         1.12%(3)       31%(4)
11/13/07 (inception) to 3/31/08     16.49  (10.04)(4)       22,695       1.19(3)         1.34(3)          0.88(3)        53(4)

-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)      $11.04  (19.88)%(4)    $ 32,466       1.25%(3)        1.50%(3)        (0.76)%(3)     103%(4)
10/1/07 to 3/31/08                  13.78  (13.77)(4)       37,661       1.30(3)         1.50(3)         (0.69)(3)      126(4)
10/1/06 to 9/30/07                  15.98   30.77           34,039       1.26            1.87            (0.62)         143
10/1/05 to 9/30/06                  12.22    4.62            8,253       1.25            2.01            (0.56)         189
10/1/04 to 9/30/05(7)               11.68   18.22            7,158       1.25            1.73            (0.64)         206
10/1/03 to 9/30/04(7)                9.88    5.67            4,430       1.25            1.83            (0.70)         262
10/1/02 to 9/30/03(7)                9.35   41.88            3,551       1.25            1.53            (0.77)         282

CLASS C
4/1/08 to 9/30/08 (Unaudited)      $10.85  (20.16)%(4)    $  1,715       2.00%(3)        2.24%(3)        (1.53)%(3)     103%(4)
10/1/07 to 3/31/08                  13.60  (14.10)(4)        3,623       2.03(3)         2.22(3)         (1.45)(3)      126(4)
10/1/06 to 9/30/07                  15.81   29.78            5,170       2.06            2.66            (1.48)         143
6/9/06 (inception) to 9/30/06       12.19    2.70              120       2.00            3.72            (1.28)         189

CLASS I
10/6/08 (inception) to 9/30/08
   (Unaudited)                     $11.04  (24.02)%(4)    $     76       1.00%(3)        1.27%(3)        (0.44)%(3)     103%(4)

--------------------
INCOME & GROWTH FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)      $ 7.80  (11.98)%(4)    $216,957       1.31%(3)        1.31%(3)         2.77%(3)       27%(4)
5/1/07 to 3/31/08                    8.59   (3.08)(4)      250,502       1.32(3)         1.32(3)          2.52(3)        44(4)
5/1/06 to 4/30/07                    9.71   10.93          296,354       1.34            1.34             2.47           46
5/1/05 to 4/30/06                    9.18    7.33          318,318       1.28            1.28             2.38           72
5/1/04 to 4/30/05                    8.90    5.53          350,609       1.28            1.28             2.46           59
5/1/03 to 4/30/04                    8.66   12.40          381,423       1.29            1.29             2.54           83
5/1/02 to 4/30/03                    7.92   (2.70)         380,101       1.28            1.28             3.10           93

CLASS B
4/1/08 to 9/30/08 (Unaudited)      $ 7.86  (12.58)%(4)    $  3,276       2.06%(3)        2.06%(3)         2.00%(3)       27%(4)
5/1/07 to 3/31/08                    8.65   (3.79)(4)        4,820       2.06(3)         2.06(3)          1.76(3)        44(4)
5/1/06 to 4/30/07                    9.77   10.04            7,059       2.08            2.08             1.73           46
5/1/05 to 4/30/06                    9.23    6.58           10,997       2.03            2.03             1.62           72
5/1/04 to 4/30/05                    8.95    4.69           16,145       2.03            2.03             1.71           59
5/1/03 to 4/30/04                    8.71   11.61           24,228       2.04            2.04             1.82           83
5/1/02 to 4/30/03                    7.96   (3.42)          34,234       2.03            2.03             2.37           93

CLASS C
4/1/08 to 9/30/08 (Unaudited)      $ 7.93  (12.67)%(4)    $    962       2.05%(3)        2.05%(3)         1.97%(3)       27%(4)
5/1/07 to 3/31/08                    8.73   (3.85)(4)        1,840       2.07(3)         2.07(3)          1.78(3)        44(4)
5/1/06 to 4/30/07                    9.86   10.06            1,652       2.09            2.09             1.72           46
5/1/05 to 4/30/06                    9.31    6.64            1,888       2.03            2.03             1.63           72
5/1/04 to 4/30/05                    9.02    4.65            1,988       2.03            2.03             1.71           59
5/1/03 to 4/30/04                    8.78   11.64            1,980       2.04            2.04             1.77           83
5/1/02 to 4/30/03                    8.02   (3.39)           1,374       2.04            2.04             2.35           93

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                                                                                     CHANGE
                                   ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS                   IN
                                  VALUE,    INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET                      NET
                                 BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET
                                 OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   VALUE
                                 ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------
-------------------
MID-CAP GROWTH FUND
-------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)      $14.78     (0.04)       (2.04)       (2.08)         --            --             --      (2.08)
11/1/07 to 3/31/08                  17.98     (0.05)       (3.15)       (3.20)         --            --             --      (3.20)
11/1/06 to 10/31/07                 16.33     (0.10)        1.75         1.65          --            --             --       1.65
11/1/05 to 10/31/06                 15.42     (0.08)        0.99         0.91          --            --             --       0.91
11/1/04 to 10/31/05                 13.40     (0.16)        2.18         2.02          --            --             --       2.02
11/1/03 to 10/31/04                 13.97     (0.17)       (0.40)       (0.57)         --            --             --      (0.57)
11/1/02 to 10/31/03                  9.94     (0.14)        4.17         4.03          --            --             --       4.03

CLASS B
4/1/08 to 9/30/08 (Unaudited)      $13.09     (0.09)       (1.80)       (1.89)         --            --             --      (1.89)
11/1/07 to 3/31/08                  15.97     (0.08)       (2.80)       (2.88)         --            --             --      (2.88)
11/1/06 to 10/31/07                 14.61     (0.24)        1.60         1.36          --            --             --       1.36
11/1/05 to 10/31/06                 13.91     (0.18)        0.88         0.70          --            --             --       0.70
11/1/04 to 10/31/05                 12.18     (0.25)        1.98         1.73          --            --             --       1.73
11/1/03 to 10/31/04                 12.78     (0.25)       (0.35)       (0.60)         --            --             --      (0.60)
11/1/02 to 10/31/03                  9.16     (0.20)        3.82         3.62          --            --             --       3.62

CLASS C
4/1/08 to 9/30/08 (Unaudited)      $13.07     (0.09)       (1.79)       (1.88)         --            --             --      (1.88)
11/1/07 to 3/31/08                  15.96     (0.08)       (2.81)       (2.89)         --            --             --      (2.89)
11/1/06 to 10/31/07                 14.60     (0.41)        1.77         1.36          --            --             --       1.36
11/1/05 to 10/31/06                 13.89     (0.19)        0.90         0.71          --            --             --       0.71
11/1/04 to 10/31/05                 12.16     (0.25)        1.98         1.73          --            --             --       1.73
11/1/03 to 10/31/04                 12.77     (0.24)       (0.37)       (0.61)         --            --             --      (0.61)
11/1/02 to 10/31/03                  9.16     (0.21)        3.82         3.61          --            --             --       3.61

CLASS I
4/1/08 to 9/30/08 (Unaudited)      $14.80     (0.02)       (2.04)       (2.06)         --            --             --      (2.06)
11/1/07 to 3/31/08                  17.99     (0.03)       (3.16)       (3.19)         --            --             --      (3.19)
9/13/07 (inception) to 10/31/07     17.25     (0.09)        0.83         0.74          --            --             --       0.74

----------------------
QUALITY SMALL-CAP FUND
----------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)      $ 9.66      0.07        (0.08)       (0.01)      (0.07)           --          (0.07)     (0.08)
9/1/07 to 3/31/08                   11.74      0.11        (2.08)       (1.97)      (0.08)        (0.03)         (0.11)     (2.08)
9/1/06 to 8/31/07                   10.05      0.25         1.51         1.76       (0.05)        (0.02)         (0.07)      1.69
6/28/06 (inception) to 8/31/06      10.00      0.03         0.02         0.05          --            --             --       0.05

CLASS C
4/1/08 to 9/30/08 (Unaudited)      $ 9.65      0.03        (0.08)       (0.05)      (0.03)           --          (0.03)     (0.08)
9/1/07 to 3/31/08                   11.68      0.06        (2.06)       (2.00)         --         (0.03)         (0.03)     (2.03)
9/1/06 to 8/31/07                   10.04      0.10         1.57         1.67       (0.01)        (0.02)         (0.03)      1.64
6/28/06 (inception) to 8/31/06      10.00      0.02         0.02         0.04          --            --             --       0.04

CLASS I
4/1/08 to 9/30/08 (Unaudited)      $ 9.67      0.08        (0.09)       (0.01)      (0.08)           --          (0.08)     (0.09)
9/1/07 to 3/31/08                   11.76      0.13        (2.08)       (1.95)      (0.11)        (0.03)         (0.14)     (2.09)
9/1/06 to 8/31/07                   10.06      0.21         1.57         1.78       (0.06)        (0.02)         (0.08)      1.70
6/28/06 (inception) to 8/31/06      10.00      0.07        (0.01)        0.06          --            --             --       0.06


         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                    RATIO OF GROSS
                                                                                      EXPENSES TO
                                   NET                     NET                         AVERAGE       RATIO OF NET
                                  ASSET                  ASSETS,      RATIO OF NET    NET ASSETS       INVESTMENT
                                  VALUE,                 END OF       EXPENSES TO  (BEFORE WAIVERS   INCOME (LOSS)  PORTFOLIO
                                  END OF    TOTAL        PERIOD       AVERAGE NET        AND        TO AVERAGE NET  TURNOVER
                                  PERIOD  RETURN(1)   (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)      ASSETS        RATE
                                  ------  ---------   --------------  ------------  ---------------  --------------  ---------
-------------------
MID-CAP GROWTH FUND
-------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $12.70  (14.07)%(4)    $ 81,268         1.45%(3)      1.53%(3)        (0.57)%(3)      48%(4)
11/1/07 to 3/31/08                 14.78  (17.80)(4)      100,416         1.66(3)       1.76(3)         (0.68)(3)       27(4)
11/1/06 to 10/31/07                17.98   10.10          130,028         1.55          1.55            (0.60)          77
11/1/05 to 10/31/06                16.33    5.90          127,160         1.52          1.52            (0.50)         124
11/1/04 to 10/31/05                15.42   15.07          142,651         1.53          1.53            (1.06)          46
11/1/03 to 10/31/04                13.40   (4.08)         166,244         1.50          1.50            (1.22)         181
11/1/02 to 10/31/03                13.97   40.54          198,602         1.56          1.56            (1.24)         175

CLASS B
4/1/08 to 9/30/08 (Unaudited)     $11.20  (14.44)%(4)    $  7,291         2.20%(3)      2.28%(3)        (1.33)%(3)      48%(4)
11/1/07 to 3/31/08                 13.09  (18.03)(4)       10,600         2.40(3)       2.50(3)         (1.42)(3)       27(4)
11/1/06 to 10/31/07                15.97    9.31           15,407         2.29          2.29            (1.53)          77
11/1/05 to 10/31/06                14.61    5.03           10,102         2.27          2.27            (1.24)         124
11/1/04 to 10/31/05                13.91   14.20           12,776         2.28          2.28            (1.81)          46
11/1/03 to 10/31/04                12.18   (4.69)          15,549         2.24          2.24            (1.97)         181
11/1/02 to 10/31/03                12.78   39.52           20,497         2.31          2.31            (1.99)         175

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $11.19  (14.38)%(4)    $  3,966         2.20%(3)      2.28%(3)        (1.33)%(3)      48%(4)
11/1/07 to 3/31/08                 13.07  (18.11)(4)        5,629         2.41(3)       2.51(3)         (1.43)(3)       27(4)
11/1/06 to 10/31/07                15.96    9.32            6,853         2.20          2.20            (2.60)          77
11/1/05 to 10/31/06                14.60    5.11              530         2.27          2.27            (1.29)         124
11/1/04 to 10/31/05                13.89   14.23              418         2.28          2.28            (1.81)          46
11/1/03 to 10/31/04                12.16   (4.78)             350         2.24          2.24            (1.97)         181
11/1/02 to 10/31/03                12.77   39.41              508         2.30          2.30            (1.99)         175

CLASS I
4/1/08 to 9/30/08 (Unaudited)     $12.74  (13.92)%(4)    $  1,222         1.20%(3)      1.28%(3)        (0.32)%(3)      48%(4)
11/1/07 to 3/31/08                 14.80  (17.73)(4)        1,472         1.40(3)       1.50(3)         (0.41)(3)       27(4)
9/13/07 (inception) to 10/31/07    17.99    4.29(4)         2,086         1.09(3)       1.09(3)         (3.85)(3)       77(4)

----------------------
QUALITY SMALL-CAP FUND
----------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $ 9.58   (0.15)%(4)    $ 13,056         1.40%(3)      1.72%(3)         1.38%(3)        4%(4)
9/1/07 to 3/31/08                   9.66  (16.92)(4)       12,422         1.47(3)       1.63(3)          1.68(3)         0(4)
9/1/06 to 8/31/07                  11.74   17.51            8,506         1.40          2.19             2.14           17
6/28/06 (inception) to 8/31/06     10.05    0.50(4)           101         1.40(3)      26.39(3)          1.82(3)       7(4)

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $ 9.57   (0.44)%(4)    $  2,397         2.15%(3)      2.47%(3)         0.65%(3)        4%(4)
9/1/07 to 3/31/08                   9.65  (17.25)(4)        2,108         2.22(3)       2.38(3)          0.92(3)       0(4)
9/1/06 to 8/31/07                  11.68   16.61            1,354         2.16          3.45             0.89           17
6/28/06 (inception) to 8/31/06     10.04    0.40(4)           138         2.15(3)      25.96(3)          1.38(3)       7(4)

CLASS I
4/1/08 to 9/30/08 (Unaudited)     $ 9.58   (0.13)%(4)    $ 60,665         1.15%(3)      1.48%(3)         1.73%(3)        4%(4)
9/1/07 to 3/31/08                   9.67  (16.75)(4)       46,717         1.25(3)       1.42(3)          2.07(3)       0(4)
9/1/06 to 8/31/07                  11.76   17.74           10,691         1.15          2.54             1.82           17
6/28/06 (inception) to 8/31/06     10.06    0.60(4)         1,070         1.15(3)      21.32(3)          3.85(3)       7(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   NET
                                  ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS
                                  VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET                    CHANGE IN
                                BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET
                                OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE
                                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ---------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $30.28    (0.21)        (3.27)       (3.48)        --             --             --        (3.48)
1/1/08 to 3/31/08                  37.26    (0.12)        (6.86)       (6.98)        --             --             --        (6.98)
1/1/07 to 12/31/07                 34.30    (0.41)         3.37         2.96         --             --             --         2.96
1/1/06 to 12/31/06                 32.53    (0.39)         2.16         1.77         --             --             --         1.77
1/1/05 to 12/31/05                 29.65    (0.35)         3.23         2.88         --             --             --         2.88
1/1/04 to 12/31/04                 27.39    (0.31)         2.57         2.26         --             --             --         2.26
1/1/03 to 12/31/03                 18.47    (0.30)         9.22         8.92         --             --             --         8.92

CLASS B
4/1/08 to 9/30/08 (Unaudited)     $27.73    (0.30)        (2.98)       (3.28)        --             --             --        (3.28)
1/1/08 to 3/31/08                  34.19    (0.16)        (6.30)       (6.46)        --             --             --        (6.46)
1/1/07 to 12/31/07                 31.71    (0.64)         3.12         2.48         --             --             --         2.48
1/1/06 to 12/31/06                 30.30    (0.59)         2.00         1.41         --             --             --         1.41
1/1/05 to 12/31/05                 27.82    (0.54)         3.02         2.48         --             --             --         2.48
1/1/04 to 12/31/04                 25.90    (0.50)         2.42         1.92         --             --             --         1.92
1/1/03 to 12/31/03                 17.60    (0.44)         8.74         8.30         --             --             --         8.30

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $27.72    (0.30)        (2.97)       (3.27)        --             --             --        (3.27)
1/1/08 to 3/31/08                  34.18    (0.16)        (6.30)       (6.46)        --             --             --        (6.46)
1/1/07 to 12/31/07                 31.70    (0.64)         3.12         2.48         --             --             --         2.48
1/1/06 to 12/31/06                 30.29    (0.59)         2.00         1.41         --             --             --         1.41
1/1/05 to 12/31/05                 27.81    (0.54)         3.02         2.48         --             --             --         2.48
1/1/04 to 12/31/04                 25.88    (0.49)         2.42         1.93         --             --             --         1.93
1/1/03 to 12/31/03                 17.59    (0.44)         8.73         8.29         --             --             --         8.29

---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $ 9.15    (0.04)         0.05         0.01         --             --             --         0.01
9/1/07 to 3/31/08                  10.34    (0.07)        (1.12)       (1.19)        --             --             --        (1.19)
9/1/06 to 8/31/07                   9.79    (0.10)         0.65         0.55         --             --             --         0.55
6/28/06 (inception) to 8/31/06     10.00    (0.01)        (0.20)       (0.21)        --             --             --        (0.21)

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $ 9.03    (0.08)         0.06        (0.02)        --             --             --        (0.02)
9/1/07 to 3/31/08                  10.25    (0.11)        (1.11)       (1.22)        --             --             --        (1.22)
9/1/06 to 8/31/07                   9.77    (0.18)         0.66         0.48         --             --             --         0.48
6/28/06 (inception) to 8/31/06     10.00    (0.03)        (0.20)       (0.23)        --             --             --        (0.23)

CLASS I
4/1/08 to 9/30/08 (Unaudited)     $ 9.19    (0.03)         0.05         0.02         --             --             --         0.02
9/1/07 to 3/31/08                  10.37    (0.05)        (1.13)       (1.18)        --             --             --        (1.18)
9/1/06 to 8/31/07                   9.79    (0.08)         0.66         0.58         --             --             --         0.58
6/28/06 (inception) to 8/31/06     10.00    (0.01)        (0.20)       (0.21)        --             --             --        (0.21)

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $11.46     0.02         (0.97)       (0.95)        --             --             --        (0.95)
9/1/07 to 3/31/08                  15.72    (0.05)        (1.74)       (1.79)        --          (2.47)         (2.47)       (4.26)
9/1/06 to 8/31/07                  18.45     0.02          0.38         0.40         --          (3.13)         (3.13)       (2.73)
9/1/05 to 8/31/06                  19.45    (0.05)         1.01         0.96         --          (1.96)         (1.96)       (1.00)
9/1/04 to 8/31/05                  15.08    (0.03)         4.40         4.37         --             --             --         4.37
9/1/03 to 8/31/04                  13.42    (0.06)         1.72         1.66         --             --             --         1.66
9/1/02 to 8/31/03                  11.30       --(5)       2.12         2.12         --             --             --         2.12

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                     RATIO OF GROSS
                                                                                       EXPENSES TO
                                  NET                       NET                         AVERAGE       RATIO OF NET
                                 ASSET                    ASSETS,     RATIO OF NET    NET ASSETS       INVESTMENT
                                 VALUE,                   END OF       EXPENSES TO  (BEFORE WAIVERS   INCOME/(LOSS)  PORTFOLIO
                                 END OF    TOTAL          PERIOD       AVERAGE NET        AND        TO AVERAGE NET   TURNOVER
                                 PERIOD  RETURN(1)    (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)      ASSETS         RATE
                                 ------  ---------    --------------  ------------  ---------------  --------------  ---------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $26.80  (11.49)%(4)     $ 68,236       1.81%(3)        1.81%(3)       (1.34)%(3)      90%(4)
1/1/08 to 3/31/08                  30.28  (18.73)(4)        81,622       1.86(3)         1.86(3)        (1.44)(3)       14(4)
1/1/07 to 12/31/07                 37.26    8.63           104,135       1.67            1.72           (1.12)          35
1/1/06 to 12/31/06                 34.30    5.41           120,953       1.60            1.68           (1.16)          22
1/1/05 to 12/31/05                 32.53    9.75           168,527       1.58            1.69           (1.18)          38
1/1/04 to 12/31/04                 29.65    8.25           255,698       1.58            1.68           (1.15)          35
1/1/03 to 12/31/03                 27.39   48.29           237,347       1.58            1.71           (1.35)          40

CLASS B
4/1/08 to 9/30/08 (Unaudited)     $24.45  (11.83)%(4)     $  9,378       2.56%(3)        2.56%(3)       (2.10)%(3)      90%(4)
1/1/08 to 3/31/08                  27.73  (18.89)(4)        13,662       2.61(3)         2.61(3)        (2.20)(3)       14(4)
1/1/07 to 12/31/07                 34.19    7.82            19,320       2.42            2.47           (1.87)          35
1/1/06 to 12/31/06                 31.71    4.62            27,138       2.35            2.44           (1.91)          22
1/1/05 to 12/31/05                 30.30    8.95            41,105       2.34            2.44           (1.93)          38
1/1/04 to 12/31/04                 27.82    7.41            58,574       2.33            2.42           (1.93)          35
1/1/03 to 12/31/03                 25.90   47.16            83,515       2.33            2.47           (2.10)          40

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $24.45  (11.80)%(4)     $  8,732       2.56%(3)        2.56%(3)       (2.09)%(3)      90%(4)
1/1/08 to 3/31/08                  27.72  (18.90)(4)        11,465       2.61(3)         2.61(3)        (2.19)(3)       14(4)
1/1/07 to 12/31/07                 34.18    7.82            15,352       2.42            2.47           (1.87)          35
1/1/06 to 12/31/06                 31.70    4.66            18,426       2.36            2.43           (1.91)          22
1/1/05 to 12/31/05                 30.29    8.92            23,653       2.34            2.44           (1.93)          38
1/1/04 to 12/31/04                 27.81    7.46            30,280       2.33            2.42           (1.92)          35
1/1/03 to 12/31/03                 25.88   47.13            38,514       2.33            2.47           (2.10)          40

---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $ 9.16    0.11%(4)      $  8,378       1.41%(3)        1.85%(3)       (0.89)%(3)      17%(4)
9/1/07 to 3/31/08                   9.15  (11.51)(4)         8,481       1.54(3)         1.84(3)        (1.12)(3)       12(4)
9/1/06 to 8/31/07                  10.34    5.62            10,222       1.40            2.16           (0.96)          26
6/28/06 (inception) to 8/31/06      9.79   (2.10)(4)           100       1.40(3)        28.32(3)        (0.87)(3)        4

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $ 9.01   (0.22)%(4)     $    269       2.16%(3)        2.61%(3)       (1.66)%(3)      17%(4)
9/1/07 to 3/31/08                   9.03  (11.90)(4)           181       2.29(3)         2.60(3)        (1.86)(3)       12(4)
9/1/06 to 8/31/07                  10.25    4.81               174       2.15            4.31           (1.78)          26
6/28/06 (inception) to 8/31/06      9.77   (2.20)(4)            98       2.15(3)        29.09(3)        (1.61)(3)        4

CLASS I
4/1/08 to 9/30/08 (Unaudited)     $ 9.21    0.22%(4)      $  8,669       1.16%(3)        1.62%(3)       (0.63)%(3)      17%(4)
9/1/07 to 3/31/08                   9.19  (11.38)(4)         5,971       1.30(3)         1.60(3)        (0.88)(3)       12(4)
9/1/06 to 8/31/07                  10.37    5.92             6,231       1.16            2.94           (0.77)          26
6/28/06 (inception) to 8/31/06      9.79   (2.10)(4)           898       1.15(3)        23.99(3)        (0.61)(3)        4(4)

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $10.51   (8.29)%(4)     $ 63,287       1.40%(3)        1.63%(3)        0.41%(3)       67%(4)
9/1/07 to 3/31/08                  11.46  (13.15)(4)        74,784       1.43(3)         1.63(3)        (0.62)(3)       60(4)
9/1/06 to 8/31/07                  15.72    0.97           103,875       1.43            1.56            0.10          205
9/1/05 to 8/31/06                  18.45    5.32           135,436       1.40            1.50           (0.28)         121
9/1/04 to 8/31/05                  19.45   28.98           147,132       1.40            1.56           (0.17)         102
9/1/03 to 8/31/04                  15.08   12.37           124,165       1.40            1.57           (0.38)         150
9/1/02 to 8/31/03                  13.42   18.76            76,783       1.40            1.71            0.04          241

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  NET
                                 ASSET       NET          NET          TOTAL     DIVIDENDS  DISTRIBUTIONS                  CHANGE
                                 VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET                       IN
                               BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET
                               OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE
                               ---------  ----------  ------------  ----------  ----------  -------------  -------------  ---------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS B
4/1/08 to 9/30/08 (Unaudited)    $10.11     (0.02)       (0.85)       (0.87)         --            --             --        (0.87)
9/1/07 to 3/31/08                 14.22     (0.10)       (1.54)       (1.64)         --         (2.47)         (2.47)       (4.11)
9/1/06 to 8/31/07                 17.07     (0.11)        0.39         0.28          --         (3.13)         (3.13)       (2.85)
9/1/05 to 8/31/06                 18.26     (0.18)        0.95         0.77          --         (1.96)         (1.96)       (1.19)
9/1/04 to 8/31/05                 14.27     (0.15)        4.14         3.99          --            --             --         3.99
9/1/03 to 8/31/04                 12.79     (0.16)        1.64         1.48          --            --             --         1.48
9/1/02 to 8/31/03                 10.85     (0.08)        2.02         1.94          --            --             --         1.94

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $10.11     (0.02)       (0.86)       (0.88)         --            --             --        (0.88)
9/1/07 to 3/31/08                 14.22     (0.10)       (1.54)       (1.64)         --         (2.47)         (2.47)       (4.11)
9/1/06 to 8/31/07                 17.07     (0.11)        0.39         0.28          --         (3.13)         (3.13)       (2.85)
9/1/05 to 8/31/06                 18.26     (0.18)        0.95         0.77          --         (1.96)         (1.96)       (1.19)
9/1/04 to 8/31/05                 14.27     (0.15)        4.14         3.99          --            --             --         3.99
9/1/03 to 8/31/04                 12.79     (0.16)        1.64         1.48          --            --             --         1.48
9/1/02 to 8/31/03                 10.85     (0.08)        2.02         1.94          --            --             --         1.94

------------------
SMALL-MID CAP FUND
------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $14.76     (0.02)       (0.09)       (0.11)         --         (1.51)         (1.51)       (1.62)
1/01/08 to 3/31/08                17.31     (0.02)       (2.53)       (2.55)         --            --             --        (2.55)
1/1/07 to 12/31/07                19.46     (0.12)        0.10        (0.02)         --         (2.13)         (2.13)       (2.15)
1/1/06 to 12/31/06                21.15     (0.12)        2.52         2.40          --         (4.09)         (4.09)       (1.69)
1/1/05 to 12/31/05                20.59     (0.09)        0.65         0.56          --            --             --         0.56
1/1/04 to 12/31/04                18.12     (0.10)        2.57         2.47          --            --             --         2.47
1/1/03 to 12/31/03                14.34     (0.09)        3.87         3.78          --            --             --         3.78

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $14.03     (0.07)       (0.09)       (0.16)         --         (1.51)         (1.51)       (1.67)
1/1/08 to 3/31/08                 16.48     (0.05)       (2.40)       (2.45)         --            --             --        (2.45)
1/1/07 to 12/31/07                18.76     (0.26)        0.11        (0.15)         --         (2.13)         (2.13)       (2.28)
1/1/06 to 12/31/06                20.67     (0.28)        2.46         2.18          --         (4.09)         (4.09)       (1.91)
1/1/05 to 12/31/05                20.27     (0.23)        0.63         0.40          --            --             --         0.40
1/1/04 to 12/31/04                17.94     (0.24)        2.57         2.33          --            --             --         2.33
1/1/03 to 12/31/03                14.30     (0.20)        3.84         3.64          --            --             --         3.64

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $14.05     (0.07)       (0.09)       (0.16)         --         (1.51)         (1.51)       (1.67)
1/1/08 to 3/31/08                 16.50     (0.05)       (2.40)       (2.45)         --            --             --        (2.45)
1/1/07 to 12/31/07                18.79     (0.26)        0.10        (0.16)         --         (2.13)         (2.13)       (2.29)
1/1/06 to 12/31/06                20.69     (0.28)        2.47         2.19          --         (4.09)         (4.09)       (1.90)
1/1/05 to 12/31/05                20.30     (0.23)        0.62         0.39          --            --             --         0.39
1/1/04 to 12/31/04                17.96     (0.24)        2.58         2.34          --            --             --         2.34
1/1/03 to 12/31/03                14.31     (0.20)        3.85         3.65          --            --             --         3.65

CLASS I
4/1/08 to 9/30/08 (Unaudited)    $15.02        --(5)     (0.10)       (0.10)         --         (1.51)         (1.51)       (1.61)
1/1/08 to 3/31/08                 17.60     (0.01)       (2.57)       (2.58)         --            --             --        (2.58)
1/1/07 to 12/31/07                19.70     (0.08)        0.11         0.03          --         (2.13)         (2.13)       (2.10)
1/1/06 to 12/31/06                21.31     (0.07)        2.55         2.48          --         (4.09)         (4.09)       (1.61)
1/1/05 to 12/31/05                20.70     (0.04)        0.65         0.61          --            --             --         0.61
1/1/04 to 12/31/04                18.17     (0.06)        2.59         2.53          --            --             --         2.53
1/1/03 to 12/31/03                14.34     (0.05)        3.88         3.83          --            --             --         3.83

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                     RATIO OF GROSS
                                                                                       EXPENSES TO
                                   NET                       NET                        AVERAGE        RATIO OF NET
                                  ASSET                    ASSETS,     RATIO OF NET    NET ASSETS       INVESTMENT
                                 VALUE,                    END OF       EXPENSES TO  (BEFORE WAIVERS   INCOME/(LOSS)  PORTFOLIO
                                 END OF      TOTAL         PERIOD       AVERAGE NET        AND        TO AVERAGE NET  TURNOVER
                                 PERIOD    RETURN(1)   (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)      ASSETS        RATE
                                 ------  ------------  --------------  ------------  ---------------  --------------  ---------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS B
4/1/08 to 9/30/08 (Unaudited)    $ 9.24     (8.61)%(4)   $  8,077          2.15%(3)        2.38%(3)       (0.38)%(3)     67%(4)
9/1/07 to 3/31/08                 10.11    (13.52)(4)      12,007          2.18(3)         2.37(3)        (1.39)(3)      60(4)
9/1/06 to 8/31/07                 14.22      0.26          19,552          2.18            2.31           (0.66)        205
9/1/05 to 8/31/06                 17.07      4.57          30,567          2.15            2.25           (1.04)        121
9/1/04 to 8/31/05                 18.26     27.96          42,081          2.15            2.31           (0.91)        102
9/1/03 to 8/31/04                 14.27     11.57          43,801          2.15            2.33           (1.15)        150
9/1/02 to 8/31/03                 12.79     17.88          40,696          2.15            2.46           (0.71)        241

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $ 9.23     (8.70)%(4)   $ 25,547          2.15%(3)        2.38%(3)       (0.35)%(3)     67%(4)
9/1/07 to 3/31/08                 10.11    (13.51)(4)      31,881          2.18(3)         2.37(3)        (1.38)(3)      60(4)
9/1/06 to 8/31/07                 14.22      0.26          47,422          2.18            2.31           (0.65)        205
9/1/05 to 8/31/06                 17.07      4.57          61,878          2.15            2.25           (1.03)        121
9/1/04 to 8/31/05                 18.26     27.96          69,957          2.15            2.31           (0.91)        102
9/1/03 to 8/31/04                 14.27     11.57          71,296          2.15            2.32           (1.14)        150
9/1/02 to 8/31/03                 12.79     17.88          51,559          2.15            2.46           (0.72)        241

------------------
SMALL-MID CAP FUND
------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)    $13.14     (1.32)%(4)   $ 16,607          1.53%(3)        1.53%(3)       (0.31)%(3)     15%(4)
1/01/08 to 3/31/08                14.76    (14.73)(4)      20,204          1.66(3)         1.66(3)        (0.60)(3)       8(4)
1/1/07 to 12/31/07                17.31     (0.32)         25,534          1.45            1.45           (0.63)         18
1/1/06 to 12/31/06                19.46     11.70          33,383          1.47            1.47           (0.55)         26
1/1/05 to 12/31/05                21.15      2.72          38,170          1.42            1.42           (0.45)         22
1/1/04 to 12/31/04                20.59     13.63          73,825          1.41            1.41           (0.55)         16
1/1/03 to 12/31/03                18.12     26.36          39,656          1.51            1.51           (0.60)         17

CLASS B
4/1/08 to 9/30/08 (Unaudited)    $12.36     (1.77)%(4)   $  1,176          2.28%(3)        2.28%(3)       (1.07)%(3)     15%(4)
1/1/08 to 3/31/08                 14.03    (14.87)(4)       1,623          2.41(3)         2.41(3)        (1.35)(3)       8(4)
1/1/07 to 12/31/07                16.48     (1.04)          2,136          2.20            2.20           (1.39)         18
1/1/06 to 12/31/06                18.76     10.88           3,024          2.22            2.22           (1.30)         26
1/1/05 to 12/31/05                20.67      1.97           3,960          2.19            2.19           (1.19)         22
1/1/04 to 12/31/04                20.27     12.99           4,404          2.16            2.16           (1.31)         16
1/1/03 to 12/31/03                17.94     25.45           2,709          2.26            2.26           (1.35)         17

CLASS C
4/1/08 to 9/30/08 (Unaudited)    $12.38     (1.77)%(4)   $  4,795          2.28%(3)        2.28%(3)       (1.07)%(3)     15%(4)
1/1/08 to 3/31/08                 14.05    (14.85)(4)       6,569          2.41(3)         2.41(3)        (1.35)(3)       8(4)
1/1/07 to 12/31/07                16.50     (1.09)          8,590          2.20            2.20           (1.38)         18
1/1/06 to 12/31/06                18.79     10.93          11,646          2.22            2.22           (1.30)         26
1/1/05 to 12/31/05                20.69      1.92          14,102          2.19            2.19           (1.19)         22
1/1/04 to 12/31/04                20.30     13.03          17,845          2.16            2.16           (1.31)         16
1/1/03 to 12/31/03                17.96     25.59          12,565          2.26            2.26           (1.35)         17

CLASS I
4/1/08 to 9/30/08 (Unaudited)    $13.41     (1.23)%(4)   $ 28,205          1.28%(3)        1.28%(3)       (0.05)%(3)     15%(4)
1/1/08 to 3/31/08                 15.02    (14.66)(4)      32,655          1.41(3)         1.41(3)        (0.36)(3)       8(4)
1/1/07 to 12/31/07                17.60     (0.11)         42,525          1.20            1.20           (0.38)         18
1/1/06 to 12/31/06                19.70     12.05          64,361          1.22            1.22           (0.30)         26
1/1/05 to 12/31/05                21.31      2.95          78,290          1.17            1.17           (0.18)         22
1/1/04 to 12/31/04                20.70     13.92          92,838          1.15            1.15           (0.32)         16
1/1/03 to 12/31/03                18.17     26.71         103,269          1.26            1.26           (0.35)         17

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                                                                                     CHANGE
                                    ASSET        NET          NET         TOTAL     DIVIDENDS  DISTRIBUTIONS                   IN
                                    VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET      FROM NET                     NET
                                  BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT     REALIZED        TOTAL       ASSET
                                  OF PERIOD   (LOSS)(2)   GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   VALUE
                                  ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $ 9.50     (0.02)       (1.52)       (1.54)        --             --             --      (1.54)
5/1/07 to 3/31/08                     9.99     (0.05)       (0.44)       (0.49)        --             --             --      (0.49)
5/1/06 to 4/30/07                     9.78     (0.06)        0.27         0.21         --             --             --       0.21
5/1/05 to 4/30/06                     8.59     (0.06)        1.25         1.19         --             --             --       1.19
5/1/04 to 4/30/05                     8.64     (0.06)        0.01        (0.05)        --             --             --      (0.05)
5/1/03 to 4/30/04                     7.17     (0.06)        1.53         1.47         --             --             --       1.47
5/1/02 to 4/30/03                     9.06     (0.07)       (1.82)       (1.89)        --             --             --      (1.89)

CLASS B
4/1/08 to 9/30/08 (Unaudited)       $ 8.48     (0.05)       (1.35)       (1.40)        --             --             --      (1.40)
5/1/07 to 3/31/08                     8.98     (0.11)       (0.39)       (0.50)        --             --             --      (0.50)
5/1/06 to 4/30/07                     8.86     (0.12)        0.24         0.12         --             --             --       0.12
5/1/05 to 4/30/06                     7.84     (0.12)        1.14         1.02         --             --             --       1.02
5/1/04 to 4/30/05                     7.94     (0.11)        0.01        (0.10)        --             --             --      (0.10)
5/1/03 to 4/30/04                     6.64     (0.11)        1.41         1.30         --             --             --       1.30
5/1/02 to 4/30/03                     8.46     (0.11)       (1.71)       (1.82)        --             --             --      (1.82)

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $ 8.49     (0.05)       (1.35)       (1.40)        --             --             --      (1.40)
5/1/07 to 3/31/08                     8.99     (0.11)       (0.39)       (0.50)        --             --             --      (0.50)
5/1/06 to 4/30/07                     8.87     (0.11)        0.23         0.12         --             --             --       0.12
5/1/05 to 4/30/06                     7.85     (0.12)        1.14         1.02         --             --             --       1.02
5/1/04 to 4/30/05                     7.95     (0.11)        0.01        (0.10)        --             --             --      (0.10)
5/1/03 to 4/30/04                     6.65     (0.12)        1.42         1.30         --             --             --       1.30
5/1/02 to 4/30/03                     8.47     (0.11)       (1.71)       (1.82)        --             --             --      (1.82)

CLASS I
4/1/08 to 9/30/08 (Unaudited)       $ 9.54     (0.01)       (1.53)       (1.54)        --             --             --      (1.54)
5/1/07 to 3/31/08                    10.01     (0.03)       (0.44)       (0.47)        --             --             --      (0.47)
9/29/06 (inception) to 4/30/07        9.26     (0.01)        0.76         0.75         --             --             --       0.75

------------------------
VALUE OPPORTUNITIES FUND
------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $10.51      0.04        (1.50)       (1.46)     (0.01)            --          (0.01)     (1.47)
7/1/07 to 3/31/08                    13.67      0.04        (2.87)       (2.83)     (0.07)         (0.26)         (0.33)     (3.16)
7/1/06 to 6/30/07                    11.20      0.06         2.86         2.92      (0.05)         (0.40)         (0.45)      2.47
7/29/05 (inception) to 6/30/06       10.00      0.07         1.17         1.24      (0.04)            --          (0.04)      1.20

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $10.40        --(5)     (1.48)       (1.48)        --             --             --      (1.48)
7/1/07 to 3/31/08                    13.60     (0.03)       (2.85)       (2.88)     (0.06)         (0.26)         (0.32)     (3.20)
7/1/06 to 6/30/07                    11.18     (0.03)        2.85         2.82         --(5)       (0.40)         (0.40)      2.42
7/29/05 (inception) to 6/30/06       10.00        --(5)      1.19         1.19      (0.01)            --          (0.01)      1.18

CLASS I
6/6/08 (inception) to 9/30/08
   (Unaudited)                      $11.04      0.04        (2.02)       (1.98)     (0.02)            --          (0.02)     (2.00)

FOOTNOTE LEGEND:

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Amount is less than $0.005.
(6) For the Value Opportunities Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.
(7) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund. Class A treats the past performance of the Turner Strategic Growth Fund as its own.

                        See Notes to Financial Statements

                                                                                      RATIO OF GROSS
                                                                                        EXPENSES TO
                                      NET                    NET                         AVERAGE        RATIO OF NET
                                     ASSET                  ASSETS,     RATIO OF NET    NET ASSETS       INVESTMENT
                                    VALUE,                  END OF      EXPENSES TO   (BEFORE WAIVERS    INCOME/(LOSS)  PORTFOLIO
                                    END OF     TOTAL        PERIOD       AVERAGE NET        AND        TO AVERAGE NET    TURNOVER
                                    PERIOD   RETURN(1)  (IN THOUSANDS)     ASSETS     REIMBURSEMENTS)       ASSETS        RATE
                                    ------  ----------  --------------  ------------  ---------------  ---------------  ---------
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $ 7.96  (16.21)%(4)    $106,102      1.43%(3)         1.43%(3)        (0.43)%(3)      48%(4)
5/1/07 to 3/31/08                     9.50   (4.90)(4)      133,119      1.44(3)          1.44(3)         (0.53)(3)       75(4)
5/1/06 to 4/30/07                     9.99    2.15          161,396      1.61             1.61            (0.61)          81
5/1/05 to 4/30/06                     9.78   13.85          106,693      1.62             1.62            (0.66)          63
5/1/04 to 4/30/05                     8.59   (0.58)         128,426      1.56             1.56            (0.67)         107
5/1/03 to 4/30/04                     8.64   20.50          162,974      1.52             1.52            (0.73)         167
5/1/02 to 4/30/03                     7.17  (20.86)         156,017      1.60             1.60            (0.95)         119

CLASS B
4/1/08 to 9/30/08 (Unaudited)       $ 7.08  (16.51)%(4)    $  4,326      2.18%(3)         2.18%(3)        (1.18)%(3)      48%(4)
5/1/07 to 3/31/08                     8.48   (5.57)(4)        6,242      2.19(3)          2.19(3)         (1.27)(3)       75(4)
5/1/06 to 4/30/07                     8.98    1.35            9,932      2.36             2.36            (1.36)          81
5/1/05 to 4/30/06                     8.86   13.01            7,885      2.37             2.37            (1.41)          63
5/1/04 to 4/30/05                     7.84   (1.26)          11,006      2.32             2.32            (1.40)         107
5/1/03 to 4/30/04                     7.94   19.58           24,989      2.27             2.27            (1.48)         167
5/1/02 to 4/30/03                     6.64  (21.51)          30,755      2.34             2.34            (1.71)         119

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $ 7.09  (16.49)%(4)    $  2,789      2.18%(3)         2.18%(3)        (1.18)%(3)      48%(4)
5/1/07 to 3/31/08                     8.49   (5.56)(4)        3,625      2.19(3)          2.19(3)         (1.27)(3)       75(4)
5/1/06 to 4/30/07                     8.99    1.35            4,843      2.32             2.32            (1.30)          81
5/1/05 to 4/30/06                     8.87   12.99            1,490      2.37             2.37            (1.42)          63
5/1/04 to 4/30/05                     7.85   (1.26)           2,371      2.31             2.31            (1.42)         107
5/1/03 to 4/30/04                     7.95   19.55            3,713      2.27             2.27            (1.48)         167
5/1/02 to 4/30/03                     6.65  (21.49)           3,260      2.34             2.34            (1.71)         119

CLASS I
4/1/08 to 9/30/08 (Unaudited)       $ 8.00  (16.14)%(4)    $  4,739      1.18%(3)         1.18%(3)        (0.18)%(3)      48%(4)
5/1/07 to 3/31/08                     9.54   (4.70)(4)        5,689      1.19(3)          1.19(3)         (0.27)(3)       75(4)
9/29/06 (inception) to 4/30/07       10.01    8.10(4)         7,208      1.27(3)          1.27(3)         (0.24)(3)       81(4)

------------------------
VALUE OPPORTUNITIES FUND
------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       $ 9.04  (13.88)%(4)    $ 67,302      1.35%(3)         1.41%(3)         0.76%(3)       53%(4)
7/1/07 to 3/31/08                    10.51  (21.06)(4)       90,476      1.52(3)          1.55(3)          0.45(3)       103(4)
7/1/06 to 6/30/07                    13.67   26.71           50,788      1.41             1.60             0.46          101
7/29/05 (inception) to 6/30/06       11.20   12.41(4)         3,292      1.40(3)(6)       7.45(3)          0.72(3)       136(4)

CLASS C
4/1/08 to 9/30/08 (Unaudited)       $ 8.92  (14.23)%(4)    $  5,149      2.10%(3)         2.16%(3)        (0.02)%(3)      53%(4)
7/1/07 to 3/31/08                    10.40  (21.54)(4)        8,950      2.27(3)          2.31(3)         (0.33)(3)      103(4)
7/1/06 to 6/30/07                    13.60   25.77            1,128      2.16             2.58            (0.22)         101
7/29/05 (inception) to 6/30/06       11.18   11.85(4)           183      2.15(3)(6)       8.19(3)         (0.05)(3)      136(4)

CLASS I
6/6/08 (inception) to 9/30/08
   (Unaudited)                      $ 9.04  (17.96)%(4)    $     82      1.10%(3)         1.19%(3)         1.22%(3)       53%(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

1.   ORGANIZATION

     Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

     Virtus Equity Trust (formerly "Phoenix Equity Trust") (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 15 funds are offered for sale (each a "Fund"), of which 12 are reported in this semiannual report, each a diversified Fund (except for the Growth Opportunities Fund which is non-diversified), and each having a distinct investment objective.

     The Funds offer the following classes of shares for sale and have the following investment objectives:

                                                                                 CLASS A  CLASS B  CLASS C    CLASS I
                                INVESTMENT OBJECTIVE                              SHARES   SHARES   SHARES     SHARES
                                -----------------------------------------------  -------  -------  -------- ----------
                                Each Fund seeks to provide...
All-Cap Growth Fund ..........  long-term growth of capital                          X        X        X         --
Growth & Income Fund .........  capital appreciation and current income              X        X        X          X
Growth Opportunities Fund ....  capital appreciation                                 X       --        X          X
Income & Growth Fund .........  investments in a diversified group of securities that are selected for current yield
                                consistent with the preservation of capital.
                                The Fund has a secondary investment objective
                                to achieve capital appreciation when it's
                                consistent with the Fund's primary objective.        X        X        X         --
Mid-Cap Growth Fund ..........  capital appreciation                                 X        X        X          X
Quality Small-Cap Fund .......  long-term capital appreciation                       X       --        X          X
Small-Cap Growth Fund ........  long-term growth of capital                          X        X        X         --
Small-Cap Sustainable
   Growth Fund ...............  long-term capital appreciation                       X       --        X          X
Small-Cap Value Fund .........  long-term capital appreciation                       X        X        X         --
Small-Mid Cap Fund ...........  long-term capital appreciation with                  X        X        X          X
                                dividend income a secondary consideration.
Strategic Growth Fund ........  long-term growth of capital                          X        X        X          X
Value Opportunities Fund .....  long-term capital appreciation                       X       --        X          X

Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.   SECURITIES VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 13), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

o    Level 1 - quoted prices in active markets for identical securities

o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2008 ($ reported in thousands). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                          LEVEL 1 -      LEVEL 2 -          LEVEL 3 -
                                           QUOTED       SIGNIFICANT        SIGNIFICANT
FUNDS                                      PRICES    OBSERVABLE INPUTS  UNOBSERVABLE INPUTS    TOTAL
-----                                     ---------  -----------------  -------------------  ---------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
All-Cap Growth Fund                        $ 68,179       $     --             $   --        $ 68,179
Growth & Income Fund                        203,641             --                 --         203,641
Growth Opportunities Fund                    34,110             --                 --          34,110
Income & Growth Fund                        106,963        111,239              2,307         220,509
Mid-Cap Growth Fund                         111,374             --                 --         111,374
Quality Small-Cap Fund                       75,870             --                 --          75,870
Small-Cap Growth Fund                        86,546             --                 --          86,546
Small-Cap Sustainable Growth Fund            18,603             --                 --          18,603
Small-Cap Value Fund                        117,197             --                 --         117,197
Small-Mid Cap Fund                           59,663             --                 --          59,663
Strategic Growth Fund                       118,154             --                 --         118,154
Value Opportunities Fund                     70,918             --                 --          70,918

The following is a reconciliation of assets for the Income & Growth Fund of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          INVESTMENTS IN SECURITIES
                                                                 MARKET VALUE
                                                          ($ REPORTED IN THOUSANDS)
                                                          -------------------------
BALANCE AS OF MARCH 31, 2008 ..........................            $ 4,839
Accrued discounts/premiums ............................                  4
Realized gain (loss) ..................................                 (8)
Change in unrealized appreciation (depreciation)(1) ...               (301)
Net purchases (sales) .................................             (1,103)
Transfers in and/or out of Level 3(2) .................             (1,124)
                                                                   -------
BALANCE AS OF SEPTEMBER 30, 2008 ......................            $ 2,307
                                                                   =======

(1) Disclosed in the Statements of Operations under Net realized gain (loss) on investments.

(2) Transfers in or out of Level 3 represent the ending values as of September 30, 2008, for any investment securities where a change in the pricing level occurred from the beginning to the end of the period.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     REIT dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.   FORWARD CURRENCY CONTRACTS:

     Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.   LOAN AGREEMENTS:

     Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

     The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Income & Growth Fund only holds assignment loans.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

J.   SECURITIES LENDING:

     Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     As of September 30, 2008, the Funds had securities on loan as follows ($ reported in thousands):

                               MARKET
                              VALUE OF
                             SECURITIES      CASH
FUND                           LOANED     COLLATERAL
--------                     ----------   ----------
Mid-Cap Growth Fund (1) ...    $18,495      $18,189
Small-Cap Value Fund ......     20,127       20,156
Small-Mid Cap Fund ........      8,414        8,472

(1) Cash collateral is less than the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently adjusted on October 1, 2008 and the Fund remained in compliance.

     As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the securities lending agreement with the Funds. As a result, State Street Bank and Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the Funds had realized losses as stated below, which did not have an impact on the financial statements or net asset values of the Funds.

                                   REALIZED
                                  GAIN (LOSS)
FUND                       ($ REPORTED IN THOUSANDS)
-----                      -------------------------
Mid-Cap Growth Fund ....            $ (29)
Small-Cap Value Fund ...              (94)
Small-Mid Cap Fund .....             (116)

K.   REPURCHASE AGREEMENTS:

     A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ reported in thousands except as noted)

     On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

     As compensation for its services to the Trust, the Adviser, an indirect wholly-owned subsidiary of PNX, is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                   FIRST       NEXT      OVER
                                    $50        $450      $500
                                  MILLION    MILLION    MILLION
                                  -------    -------    -------
All-Cap Growth Fund ...........    0.90%       0.80%      0.70%
Small-Cap Growth Fund .........    1.00%       0.90%      0.80%

                                              $400+
                                   FIRST      MILLION
                                    $400      THROUGH      $1+
                                  MILLION   $1 BILLION   BILLION
                                  -------   ----------   -------
Quality Small-Cap Fund ........    0.90%       0.85%      0.80%
Small-Cap Sustainable Growth ..    0.90%       0.85%      0.80%

                                               FIRST      OVER
                                               $500       $500
                                              MILLION    MILLION
                                              -------    -------
Mid-Cap Growth Fund ...........                0.80%      0.70%

                                                $1+
                                   FIRST      BILLION
                                    $1        THROUGH      $2+
                                  BILLION   $2 BILLION   BILLION
                                  -------   ----------   -------
Growth & Income Fund ..........    0.75%       0.70%      0.65%
Growth Opportunities Fund .....    0.75%       0.70%      0.65%
Income & Growth Fund ..........    0.70%       0.65%      0.60%
Small-Cap Value Fund ..........    0.90%       0.85%      0.80%
Small-Mid Cap Fund ............    0.85%       0.85%      0.85%
Strategic Growth Fund .........    0.70%       0.65%      0.60%
Value Opportunities Fund ......    0.75%       0.70%      0.65%

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

     The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. Following the expiration dates listed, if any, the voluntary agreement may be discontinued with respect to any and all Funds at any time.

                                        CLASS A   CLASS B   CLASS C   CLASS I
                                        -------   -------   -------   -------
Growth & Income Fund ................    1.25%*    2.00%*    2.00%*    1.00%*
Growth Opportunities Fund ...........    1.25%      N/A      2.00%     1.00%
Mid-Cap Growth Fund .................    1.45%     2.20%     2.20%     1.20%
Quality Small-Cap Fund ..............    1.40%      N/A      2.15%     1.15%
Small-Cap Sustainable Growth Fund ...    1.40%      N/A      2.15%     1.15%
Small-Cap Value Fund ................    1.40%     2.15%     2.15%      N/A
Value Opportunities Fund ............    1.35%      N/A      2.10%     1.10%

*    EXPIRES DECEMBER 31, 2008.

     Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ending:

                                  EXPIRATION DATE
                                -------------------
                                2010   2011   TOTAL
                                ----   ----   -----
Growth & Income Fund ........    $ 7   $229    $236
Growth Opportunities Fund ...     16     46      62
Mid-Cap Growth Fund .........     --     57      57
Quality Small-Cap Fund ......      9     40      49
Small-Cap Sustainable
   Growth Fund ..............      8     28      36
Small-Cap Value Fund ........     --    163     163

     The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are indicated as follows:

FUND                                                SUBADVISER
----                                                -----------
All-Cap Growth Fund .............................   EAM*(1)
Growth Opportunities Fund .......................   Turner(8)
Income & Growth Fund (Fixed Income Portfolio) ...   Goodwin*(3)
Mid-Cap Growth Fund .............................   HIM(7)
Quality Small-Cap Fund ..........................   KAR*(4)
Small-Cap Growth Fund ...........................   EAM*(1)
Small-Cap Sustainable Growth Fund ...............   KAR*(4)
Small-Cap Value Fund ............................   Euclid*(2)
Small-Mid Cap Fund ..............................   KAR*(4)
Strategic Growth Fund ...........................   SCM*(5)
Value Opportunities Fund ........................   Acadian(6)

(1)  Engemann Asset Management
(2)  Euclid Advisors LLC
(3)  Goodwin Capital Advisers, Inc.
(4)  Kayne Anderson Rudnick Investment Management, LLC
(5)  SCM Advisors LLC
(6)  Acadian Asset Management LLC
(7)  Harris Investment Management, Inc.
(8)  Turner Investment Partners, Inc.
*    an indirect wholly-owned subsidiary of PNX

     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended September 30, 2008, as follows:

                                        CLASS A -    CLASS A -
                                       COMMISSIONS   DEFERRED    CLASS B   CLASS C
                                       -----------   ---------   -------   -------
All-Cap Growth Fund ................       $ 1          $--        $ 5       $--*
Growth & Income Fund ...............         3           --          7        --*
Growth Opportunities Fund ..........         2           --         --        --*
Income & Growth Fund ...............         4           --          5        --*
Mid-Cap Growth Fund ................         9           --          7        --*
Quality Small-Cap Fund .............        --*          --         --         1
Small-Cap Growth Fund ..............         2           --          4        --*
Small-Cap Sustainable Growth Fund ..         1           --         --        --*
Small-Cap Value Fund ...............         1           --          1        --*
Small-Mid Cap Fund .................        --*          --          2        --*
Strategic Growth Fund ..............         3           --*         3        --*
Value Opportunities Fund ...........         5           --         --        --*

*    AMOUNT IS LESS THAN $500 (NOT REPORTED IN THOUSANDS).

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

     Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the period ended September 30, 2008, the Trust incurred administration fees totaling $560.

     PEPCO serves as the Trust's transfer agent. For the period ended September 30, 2008, transfer agent fees were $1,510 as reported in the Statements of Operations.

     At September 30, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Virtus affiliated Funds held shares of the Funds which may be redeemed at any time that aggregated the following:

                                                        AGGREGATE
                                             SHARES    NET ASSETS
                                           ---------   ----------
Growth & Income Fund
   Class A .............................   1,042,018     $15,422
   Class I .............................       5,492          81
Growth Opportunities Fund
   Class A .............................     686,582       7,580
   Class I .............................       6,882          76
Mid-Cap Growth Fund
   Class I .............................       5,797          74
Quality Small Cap Fund
   Class A .............................     282,782       2,709
   Class I .............................     205,992       1,973
Small-Cap Growth Fund
   Class A .............................      99,966       2,679
Small-Cap Sustainable Growth Fund
   Class A .............................     322,445       2,954
   Class C .............................      10,000          90
Small-Cap Value Fund
   Class A .............................     270,184       2,840
Value Opportunities Fund
   Class A .............................   1,900,584      17,181
   Class C .............................      10,613          95
   Class I .............................       9,076          82

     Until March 1, 2007, the Trust provided a deferred compensation plan to its Trustees who were not officers of Virtus. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Virtus Mutual Funds selected by the Trustees. Investments in such Virtus Mutual Funds are included in "Other assets" on the Statement of Assets and Liabilities at September 30, 2008.

4.   PURCHASES AND SALES OF SECURITIES ($ reported in thousands)

     Purchases and sales of investments securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended September 30, 2008, were as follows:

                                 PURCHASES    SALES
                                 ---------   -------
All-Cap Growth Fund ..........    $54,690    $57,480
Growth & Income Fund .........     72,614     98,913
Growth Opportunities Fund ....     43,936     42,465
Income & Growth Fund .........     50,257     65,062
Mid-Cap Growth Fund ..........     56,117     65,249
Quality Small Cap Fund .......     19,917      2,436
Small-Cap Growth Fund ........     91,223     99,361
Small-Cap Sustainable
   Growth Fund ...............      6,325      2,661
Small-Cap Value Fund .........     73,106     83,895
Small-Mid Cap Fund ...........      8,412     18,354
Strategic Growth Fund ........     69,114     77,525
Value Opportunities Fund .....     47,009     64,042

     The Income & Growth Fund had purchases of $13,615 and sales of $11,444 of long-term U.S. Government and agency securities during the period ended September 30, 2008.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2008

5.   CAPITAL SHARE TRANSACTIONS

     (reported in thousands except as noted)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                   ------------------   ------------------   -----------------
                                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                                   ------    --------   ------    --------   ------   --------
                                   ------------------   ------------------   -----------------
-------------------                 4/1/08 - 9/30/08         1/1/08 -             1/1/07 -
ALL-CAP GROWTH FUND                    (Unaudited)           3/31/08              12/31/07
-------------------                ------------------   ------------------   -----------------
CLASS A
Sale of shares                        165    $  2,069       65    $    867      467   $  7,241
Reinvestment of distributions         153       1,994       --          --      745     10,950
Shares repurchased                   (426)     (5,374)    (288)     (3,730)  (1,546)   (25,262)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (108)   $ (1,311)    (223)   $ (2,863)    (334)  $ (7,071)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                         23    $    244       18    $    189      102   $  1,437
Reinvestment of distributions          14         148       --          --       78        943
Shares repurchased                   (107)     (1,088)    (102)     (1,094)    (238)    (3,305)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (70)   $   (696)     (84)   $   (905)     (58)  $   (925)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                        176    $  1,700       25    $    276      120   $  1,620
Reinvestment of distributions          15         160       --          --       66        785
Shares repurchased                    (43)       (430)     (43)       (451)    (175)    (2,408)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               148    $  1,430      (18)   $   (175)      11   $     (3)
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
--------------------                4/1/08 - 9/30/08         9/1/07 -            9/1/06 -
GROWTH & INCOME FUND                   (Unaudited)           3/31/08             8/31/07
--------------------               ------------------   ------------------   -----------------
CLASS A
Sale of shares                        236    $  3,910      517    $  9,287    1,909   $ 33,944
Reinvestment of distributions          42         692       21         397       95      1,668
Plan of Reorganization (Note 10)       --          --      309       5,597       --         --
Shares repurchased                 (1,071)    (17,534)  (1,157)    (20,597)  (2,124)   (37,243)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (793)   $(12,932)    (310)   $ (5,316)    (120)  $ (1,631)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                         18    $    289       41    $    700      115   $  1,935
Reinvestment of distributions          --          --        2          26        4         64
Plan of Reorganization (Note 10)       --          --       74       1,285       --         --
Shares repurchased                   (235)     (3,717)    (486)     (8,279)  (1,433)   (23,996)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (217)   $ (3,428)    (369)   $ (6,268)  (1,314)  $(21,997)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         26    $    395       47    $    819       83   $  1,395
Reinvestment of distributions           1           9        3          53        6         97
Plan of Reorganization (Note 10)       --          --       76       1,319       --         --
Shares repurchased                   (218)     (3,376)    (292)     (4,965)    (735)   (12,276)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (191)   $ (2,972)    (166)   $ (2,774)    (646)  $(10,784)
                                   ======    ========   ======    ========   ======   ========
CLASS I
Sale of shares                          7    $    114       10    $    179       --         --
Reinvestment of distributions           6          99       --          --       --         --
Plan of Reorganization (Note 10)       --          --    1,954      35,381       --         --
Shares repurchased                   (326)     (5,262)    (588)    (10,055)      --         --
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (313)   $ (5,049)   1,376    $ 25,505       --         --
                                   ======    ========   ======    ========   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2008

                                   ------------------   ------------------   -----------------
                                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                                   ------    --------   ------    --------   ------   --------
                                   ------------------   ------------------   -----------------
-------------------------           4/1/08 - 9/30/08        10/1/07 -           10/1/06 -
GROWTH OPPORTUNITIES FUND             (Unaudited)            3/31/08             9/30/07
-------------------------          ------------------   ------------------   -----------------
CLASS A
Sale of shares                        606    $  8,412    1,199    $ 18,972    1,933   $ 27,278
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                   (397)     (5,469)    (597)     (9,227)    (477)    (6,647)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               209    $  2,943      602    $  9,745    1,456   $ 20,631
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         14    $    192      255    $  4,118      325   $  4,817
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                   (122)     (1,658)    (316)     (4,474)      (8)      (130)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (108)   $ (1,466)     (61)   $   (356)     317   $  4,687
                                   ======    ========   ======    ========   ======   ========
CLASS I(1)
Sale of shares                          7    $    100       --          --       --         --
Reinvestment of distributions          --                   --          --       --         --
Shares repurchased                     --          --       --          --       --         --
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)                 7    $    100       --          --       --         --
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
--------------------                4/1/08 - 9/30/08         5/1/07 -            5/1/06 -
INCOME & GROWTH FUND                  (Unaudited)            3/31/08             4/30/07
--------------------               ------------------   ------------------   -----------------
CLASS A
Sale of shares                        150    $  1,278      356    $  3,367      547   $  5,117
Reinvestment of distributions         520       4,317    2,255      20,598    1,251     11,736
Shares repurchased                 (2,012)    (16,997)  (3,961)    (37,581)  (5,976)   (55,835)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)            (1,342)   $(11,402)  (1,350)   $(13,616)  (4,178)  $(38,982)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                         12    $    102       66    $    624       33   $    315
Reinvestment of distributions           8          69       46         420       31        295
Shares repurchased                   (160)     (1,366)    (277)     (2,649)    (534)    (4,996)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (140)   $ (1,195)    (165)   $ (1,605)    (470)  $ (4,386)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                          2    $     19       79    $    720       10   $     99
Reinvestment of distributions           2          17       11         101        7         66
Shares repurchased                    (94)       (829)     (47)       (451)     (53)      (507)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (90)   $   (793)      43    $    370      (36)  $   (342)
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
-------------------                 4/1/08 - 9/30/08         11/1/07 -           11/1/06 -
MID-CAP GROWTH FUND                   (Unaudited)            3/31/08             10/31/07
-------------------                ------------------   ------------------   -----------------
CLASS A
Sale of shares                        160    $ 2,511       181    $ 2,905       610   $ 10,807
Reinvestment of distributions          --         --        --         --        --         --
Plan of Reorganization (Note 10)       --         --        --         --       673     11,960
Shares repurchased                   (558)    (8,610)     (616)    (9,912)   (1,841)   (31,824)
                                   ------    -------    ------    -------    ------   --------
Net increase/(decrease)              (398)   $(6,099)     (435)   $(7,007)     (558)  $ (9,057)
                                   ======    =======    ======    =======    ======   ========
CLASS B
Sale of shares                         21    $   284        19    $   267        92   $  1,419
Reinvestment of distributions          --         --        --         --        --         --
Plan of Reorganization (Note 10)       --         --        --         --       489      7,717
Shares repurchased                   (180)    (2,447)     (173)    (2,462)     (307)    (4,798)
                                   ------    -------    ------    -------    ------   --------
Net increase/(decrease)              (159)   $(2,163)     (154)   $(2,195)      274   $  4,338
                                   ======    =======    ======    =======    ======   ========
CLASS C
Sale of shares                          2    $    34        60    $   907        35   $    555
Reinvestment of distributions          --         --        --         --        --         --
Plan of Reorganization (Note 10)       --         --        --         --       390      6,155
Shares repurchased                    (79)    (1,065)      (58)      (815)      (32)      (505)
                                   ------    -------    ------    -------    ------   --------
Net increase/(decrease)               (77)   $(1,031)        2    $    92       393   $  6,205
                                   ======    =======    ======    =======    ======   ========
CLASS I
Sale of shares                         --(2) $     4        --(2) $     3         6   $    108
Reinvestment of distributions          --         --        --         --        --         --
Plan of Reorganization (Note 10)       --         --        --         --       115      2,029
Shares repurchased                     (3)       (50)      (17)      (258)       (5)       (80)
                                   ------    -------    ------    -------    ------   --------
Net increase/(decrease)                (3)   $   (46)      (17)   $  (255)      116   $  2,057
                                   ======    =======    ======    =======    ======   ========

(1)  Inception date is June 6, 2008.

(2)  Shares fewer than 500.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2008

                                   ------------------   ------------------   -----------------
                                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                                   ------    --------   ------    --------   ------   --------
                                   ------------------   ------------------   -----------------
----------------------              4/1/08 - 9/30/08          9/1/07 -            9/1/06 -
QUALITY SMALL-CAP FUND                 (Unaudited)            3/31/08             8/31/07
----------------------             ------------------   ------------------   -----------------
CLASS A
Sale of shares                        386    $  3,821      690    $  7,575      730   $  8,553
Reinvestment of distributions           9          84        9         102       --          1
Shares repurchased                   (318)     (3,133)    (138)     (1,522)     (16)      (185)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)                77    $    772      561    $  6,155      714   $  8,369
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         42    $    414      126    $  1,443      105   $  1,223
Reinvestment of distributions           1           7    --(2)           5       --         --
Shares repurchased                    (11)       (105)     (23)       (276)      (3)       (32)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)                32    $    316      103    $  1,172      102   $  1,191
                                   ======    ========   ======    ========   ======   ========
CLASS I
Sale of shares                      2,658    $ 26,306    4,280    $ 46,326      855   $  9,903
Reinvestment of distributions          52         495       21         232        1         16
Shares repurchased                 (1,211)    (11,934)    (379)     (3,972)     (54)      (620)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)             1,499    $ 14,867    3,922    $ 42,586      802   $  9,299
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
---------------------               4/1/08 - 9/30/08           1/1/08 -           1/1/07 -
SMALL-CAP GROWTH FUND                  (Unaudited)             3/31/08            12/31/07
---------------------              ------------------   ------------------   -----------------
CLASS A
Sale of shares                        103    $  3,210       65    $  2,093      219   $  8,088
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                   (252)     (7,737)    (165)     (5,240)    (951)   (34,952)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (149)   $ (4,527)    (100)   $ (3,147)    (732)  $(26,864)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                          6    $    188        4    $    114       28   $    950
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                   (116)     (3,303)     (76)     (2,246)    (319)   (10,786)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (110)   $ (3,115)     (72)   $ (2,132)    (291)  $ (9,836)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                          3    $     98        1    $     38       20   $    673
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                    (60)     (1,681)     (36)     (1,085)    (152)    (5,113)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (57)   $ (1,583)     (35)   $ (1,047)    (132)  $ (4,440)
                                   ======    ========   ======    ========   ======   ========

(2)  Shares fewer than 500.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2008

                                   ------------------   ------------------   -----------------
                                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                                   ------    --------   ------    --------   ------   --------
                                   ------------------   ------------------   -----------------
--------------------------          4/1/08 - 9/30/08         9/1/07 -             9/1/06 -
SMALL-CAP SUSTAINABLE FUND             (Unaudited)            3/31/08             8/31/07
--------------------------         ------------------   ------------------   -----------------
CLASS A
Sale of shares                        405    $  3,880      145    $  1,427    1,023   $ 10,527
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                   (417)     (4,022)    (207)     (2,057)     (45)      (463)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (12)   $   (142)     (62)   $   (630)     978   $ 10,064
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         12    $    110        5    $     52        7   $     71
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                     (2)        (20)      (2)        (19)      --         --
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)                10    $     90        3    $     33        7   $     71
                                   ======    ========   ======    ========   ======   ========
CLASS I
Sale of shares                        379    $  3,753      123    $  1,221      544   $  5,578
Reinvestment of distributions          --          --       --          --       --         --
Shares repurchased                    (88)       (853)     (74)       (754)     (35)      (362)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               291    $  2,900       49    $    467      509   $  5,216
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
--------------------                4/1/08 - 9/30/08          9/1/07 -            9/1/06 -
SMALL-CAP VALUE FUND                  (Unaudited)             3/31/08             8/31/07
--------------------               ------------------   ------------------   -----------------
CLASS A
Sale of shares                        170    $  1,956      254    $  3,425      391   $  6,900
Reinvestment of distributions          --          --    1,015      13,090    1,174     19,861
Shares repurchased                   (671)     (7,703)  (1,352)    (18,956)  (2,297)   (40,481)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (501)   $ (5,747)     (83)   $ (2,441)    (732)  $(13,720)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                         24    $    234       37    $    418       76   $  1,207
Reinvestment of distributions          --          --      223       2,546      266      4,094
Shares repurchased                   (336)     (3,427)    (448)     (5,475)    (757)   (12,240)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (312)   $ (3,193)    (188)   $ (2,511)    (415)  $ (6,939)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         15    $    145       72    $    827      108   $  1,698
Reinvestment of distributions          --          --      542       6,183      573      8,811
Shares repurchased                   (401)     (4,107)    (796)    (10,031)    (970)   (15,591)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (386)   $ (3,962)    (182)   $ (3,021)    (289)  $ (5,082)
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
------------------                  4/1/08 - 9/30/08         1/1/08 -             1/1/07 -
SMALL-MID CAP FUND                     (Unaudited)            3/31/08             12/31/07
------------------                 ------------------   ------------------   -----------------
CLASS A
Sale of shares                         49    $    709       40    $    658      190   $  3,746
Reinvestment of distributions         125       1,740       --          --      149      2,703
Shares repurchased                   (278)     (4,062)    (147)     (2,309)    (579)   (11,423)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (104)   $ (1,613)    (107)   $ (1,651)    (240)  $ (4,974)
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                          2    $     34        1    $      8       14   $    267
Reinvestment of distributions          10         127       --          --       13        223
Shares repurchased                    (33)       (455)     (14)       (217)     (59)    (1,116)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (21)   $   (294)     (13)   $   (209)     (32)  $   (626)
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                         17    $    230        4    $     62       93   $  1,747
Reinvestment of distributions          33         434       --          --       43        751
Shares repurchased                   (131)     (1,770)     (57)       (865)    (236)    (4,478)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (81)   $ (1,106)     (53)   $   (803)    (100)  $ (1,980)
                                   ======    ========   ======    ========   ======   ========
CLASS I
Sale of shares                         71    $  1,054       28    $    461      136   $  2,730
Reinvestment of distributions         189       2,695       --          --      242      4,464
Shares repurchased                   (330)     (4,921)    (270)     (4,322)  (1,228)   (24,465)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (70)   $ (1,172)    (242)   $ (3,861)    (850)  $(17,271)
                                   ======    ========   ======    ========   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2008

                                   ------------------   ------------------   -----------------
                                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                                   ------    --------   ------    --------   ------   --------
                                   ------------------   ------------------   -----------------
---------------------               4/1/08 - 9/30/08          5/1/07 -            5/1/06 -
STRATEGIC GROWTH FUND                 (Unaudited)             3/31/08              4/30/07
---------------------              ------------------   ------------------   -----------------
CLASS A
Sale of shares                        146    $  1,399      614    $  6,059      305   $  2,840
Reinvestment of distributions          --          --       --          --       --         --
Plan of Reorganization (Note 10)       --          --       --          --    8,665     81,385
Shares repurchased                   (824)     (7,912)  (2,761)    (28,148)  (3,718)   (35,194)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (678)   $ (6,513)  (2,147)   $(22,089)   5,252   $ 49,031
                                   ======    ========   ======    ========   ======   ========
CLASS B
Sale of shares                         20    $    174       37    $    338       43   $    365
Reinvestment of distributions          --          --       --          --       --         --
Plan of Reorganization (Note 10)       --          --       --          --      737      6,239
Shares repurchased                   (145)     (1,253)    (407)     (3,755)    (563)    (4,831)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (125)   $ (1,079)    (370)   $ (3,417)     217   $  1,773
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                          6    $     54       25    $    225       17   $    146
Reinvestment of distributions          --          --       --          --       --         --
Plan of Reorganization (Note 10)       --          --       --          --      503      4,267
Shares repurchased                    (39)       (343)    (137)     (1,267)    (149)    (1,282)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)               (33)   $   (289)    (112)   $ (1,042)     371   $  3,131
                                   ======    ========   ======    ========   ======   ========
CLASS I
Sale of shares                          4    $     37        7    $     77       14   $    134
Reinvestment of distributions          --          --       --          --       --         --
Plan of Reorganization (Note 10)       --          --       --          --    1,112     10,446
Shares repurchased                     (8)        (68)    (131)     (1,352)    (406)    (3,957)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)                (4)   $    (31)    (124)   $ (1,275)     720   $  6,623
                                   ======    ========   ======    ========   ======   ========

                                   ------------------   ------------------   -----------------
------------------------            4/1/08 - 9/30/08          7/1/07 -            7/1/06 -
VALUE OPPORTUNITIES FUND              (Unaudited)             3/31/08              6/30/07
------------------------           ------------------   ------------------   -----------------
CLASS A
Sale of shares                        409    $  4,086    1,331    $ 17,217    4,021   $ 50,012
Reinvestment of distributions           9          92      153       1,900       19        225
Plan of Reorganization (Note 10)       --          --    2,769      39,206       --         --
Plan of Reorganization (Note 10)       --          --    2,309      26,352       --         --
Shares repurchased                 (1,575)    (16,566)  (1,672)    (20,903)    (619)    (8,213)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)            (1,157)   $(12,388)   4,890    $ 63,772    3,421   $ 42,024
                                   ======    ========   ======    ========   ======   ========
CLASS C
Sale of shares                          7    $     80       88    $  1,130       71   $    906
Reinvestment of distributions          --          --       17         210        1         12
Plan of Reorganization (Note 10)       --          --      693       9,749       --         --
Plan of Reorganization (Note 10)       --          --      170       1,930       --         --
Shares repurchased                   (290)     (2,959)    (191)     (2,293)      (5)       (63)
                                   ------    --------   ------    --------   ------   --------
Net increase/(decrease)              (283)   $ (2,879)     777    $ 10,726       67   $    855
                                   ======    ========   ======    ========   ======   ========
CLASS I(1)
Sale of shares                          9    $    100
Reinvestment of distributions          --          --
Shares repurchased                     --          --
                                   ------    --------
Net increase/(decrease)                 9    $    100
                                   ======    ========

(1)  Inception date is June 6, 2008.

(2)  Shares fewer than 500.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

6.   10% SHAREHOLDERS

     At September 30, 2008, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Funds as detailed below.

                                 % OF SHARES   NUMBER OF ACCOUNTS
                                 -----------   ------------------
All-Cap Growth Fund ..........        24%               1
Growth Opportunities Fund ....        25                2##
Quality Small-Cap Fund .......        23                1
Small-Cap Sustainable
   Growth Fund ...............        41                2##
Value Opportunities Fund .....        13                1##

##   INCLUDES SHAREHOLDER ACCOUNT AFFILIATED WITH PNX.

7.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At September 30, 2008, the Funds listed held securities issued by various companies in specific sectors as detailed below:

                                                           PERCENTAGE
                                                            OF TOTAL
FUND                                     SECTOR           INVESTMENTS
----                             ----------------------   -----------
All-Cap Growth Fund ..........   Information Technology        35%
Growth Opportunities Fund ....   Information Technology        34
Small-Cap Growth Fund ........   Information Technology        32
Small-Cap Sustainable
   Growth Fund ...............   Information Technology        41
Small-Cap Value Fund .........         Financials              36
Small-Mid Cap Fund ...........         Industrials             35
Strategic Growth Fund ........   Information Technology        33

8.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of these matters will be material to these financial statements.

10.  PLANS OF REORGANIZATION

     (All amounts except for per share amounts are reported in thousands)

     On February 22, 2008, the Value Opportunities Fund ("Value Opportunities") acquired all of the net assets of Phoenix Focused Value Fund ("Focused Value") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 11, 2007. The acquisition was accomplished by a tax-free exchange of 2,309 Class A shares and 170 Class C shares of Value Opportunities (valued at $26,352 and $1,930, respectively) for 1,632 Class A shares, 125 and Class C shares of Focused Value outstanding on February 22, 2008. Focused Value had net assets on that date of $28,282 including $1,855 of net unrealized depreciation which were combined with those of Value Opportunities. The aggregate net assets of Value Opportunities immediately after the merger were $110,025. The shareholders of each class of Focused Value received for each share owned approximately 1.42 and 1.37 shares, respectively, of Class A and Class C shares of Value Opportunities.

     On November 16, 2007, the Growth & Income Fund ("Growth & Income") acquired all of the net assets of Phoenix Rising Dividends Fund ("Rising Dividends") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on September 14, 2007. The acquisition was accomplished by a tax-free exchange of 309 Class A shares, 74 Class B shares, 76 Class C shares, and 1,954 Class I shares of Growth & Income (valued at $5,597, $1,285, $1,319 and $35,381, respectively) for 384 Class A shares, 89 Class B shares, 91 Class C shares, and 2,421 Class I shares of Rising Dividends outstanding on November 16, 2007. Rising Dividends had net assets on that date of $43,581 including $5,106 of net unrealized depreciation which were combined with those of Growth & Income. The aggregate net assets of Growth & Income immediately after the merger were $302,870. The shareholders of each class of Rising Dividends received for each share owned approximately 0.81, 0.83, 0.83 and
     0.81 shares, respectively, of Class A, Class B, Class C and Class I shares of Growth & Income.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

     On September 21, 2007, the Mid-Cap Growth Fund ("Mid-Cap Growth") acquired all of the net assets of Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust ("Earnings Driven Growth") pursuant to a reorganization approved by the Board of Trustees of Phoenix Opportunities Trust. The acquisition was accomplished by a tax-free exchange of 673 Class A shares, 489 Class B shares, 390 Class C shares and 115 Class I shares of Mid-Cap Growth (valued at $11,960, $7,717, $6,155, and $2,029, respectively) for 605 Class A shares, 422 Class B shares, 336 Class C shares and 99 Class I shares of Earnings Driven Growth outstanding on September 21, 2007. Earnings Driven Growth had net assets on that date of $27,861 including $4,068 of net unrealized appreciation which were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $154,830. The shareholders of each class of Earnings Driven Growth received for each share owned approximately 1.11, 1.16, 1.16, and 1.16 shares, respectively, of Class A, Class B, Class C and Class I shares of Mid-Cap Growth.

     On July 13, 2007, the Value Opportunities Fund ("Value Opportunities") acquired all of the net assets of Phoenix Value Equity Fund ("Value Equity") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on June 1, 2007. The acquisition was accomplished by a tax-free exchange of 2,769 Class A shares and 693 Class C shares of Value Opportunities (valued at $39,206, and $9,749, respectively) for 2,130 Class A shares and 553 Class C shares of Value Equity outstanding on July 13, 2007. Value Equity had net assets on that date of $48,955 including $9,066 of net unrealized depreciation which were combined with those of Value Opportunities. The aggregate net assets of Value Opportunities immediately after the merger were $104,542. The shareholders of each class of Value Equity received for each share owned approximately 1.30 and 1.25 shares, respectively, of Class A and Class C shares of Value Opportunities.

     On October 6, 2006, the Strategic Growth Fund acquired all of the net assets of the Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Strategic Equity Series Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,112 Class X shares, 8,665 Class A shares, 737 Class B shares, and 503 Class C shares of the Large-Cap Growth Fund outstanding on October 6, 2006 (valued at $10,446, $81,385, $6,239, and $4,267, respectively) for 827 Class X shares,
     6,735 Class A shares, 559 Class B shares and 383 Class C shares of the Strategic Growth Fund outstanding on October 6, 2006. The Large-Cap Growth Fund had net assets on that date of $102,337 including $10,792 of net appreciation, which were combined with those of the Strategic Growth Fund. The aggregate net assets of Strategic Growth Fund immediately after the merger were $202,292. The shareholders of each Class of the Large-Cap Growth Fund received for each share owned approximately 1.35, 1.29, 1.32 and 1.31 shares, respectively, of Class X, Class A, Class B and Class C shares of the same class of the Strategic Growth Fund.

11.  RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

12.  FEDERAL INCOME TAX INFORMATION

     ($ reported in thousands)

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                         EXPIRATION YEAR
                                 -------------------------------------------------------------
                                   2009      2010      2011     2012    2014    2016     TOTAL
                                 -------   -------   -------   ------   ----   ------   -------
Growth & Income Fund .........   $ 3,014   $10,131   $18,605   $2,953   $ --   $   --   $34,703
Growth Opportunities Fund ....       689     8,526     3,011       --     --       --    12,226
Mid-Cap Growth Fund ..........    21,885    28,743        --       --     --    3,884    54,512
Small-Cap Growth Fund ........        --    66,001     8,840       --     --       --    74,841
Small-Cap Sustainable
   Growth Fund ...............        --        --        --       --      2      310       312
Small-Cap Value Fund .........        --        --        --       --     --    1,965     1,965
Strategic Growth Fund ........    23,019    39,493    13,554      329    686       --    77,081
Value Opportunities Fund .....        --        --       407       --     --       --       407

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Fund's, the Strategic Growth Fund's and the Value Opportunities Fund's amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

13.  MARKET CONDITIONS

     Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held by the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

14.  SUBSEQUENT EVENT

     Effective December 1, 2008, the Small-Mid Cap Fund's name will change to Small-Cap Core Fund to reflect a change in principal investment strategy. All fees and expenses will remain the same.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Adviser, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIANS
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services       1-800-243-1574
Advisor Consulting Group   1-800-243-4361
Telephone Orders           1-800-367-5877
Text Telephone             1-800-243-1926
Web site                       VIRTUS.COM


--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                                                   -------------
      (VIRTUS MUTUAL FUNDS LOGO)                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                       PAID
c/o State Street Bank and Trust Company                              LANCASTER,
             P.O. Box 8301                                              PA
         Boston, MA 02266-8301                                      PERMIT 1793
                                                                   -------------



For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.







8029                                                                       10-08

                                                                      SEMIANNUAL
                                                                          REPORT


                                 [LOGO OMITTED]

                              Virtus Balanced Fund









================================================================================

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
                                                       ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                               SIGN UP FOR E-DELIVERY
VIRTUS EQUITY TRUST             September 30, 2008                 AT VIRTUS.COM

NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

                                TABLE OF CONTENTS

VIRTUS BALANCED FUND*
("Balanced Fund," formerly Phoenix Balanced Fund)


Message to Shareholders ...........................................        1

Disclosure of Fund Expenses .......................................        4

Schedule of Investments ...........................................        6

Statement of Assets and Liabilities ...............................       24

Statement of Operations ...........................................       25

Statement of Changes in Net Assets ................................       26

Financial Highlights ..............................................       28

Notes to Financial Statements .....................................       30


* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Fellow Shareholders of Virtus Mutual Funds:

The third quarter of 2008 likely will be remembered as a time of extremes in the global financial markets. There was historic volatility in all the major markets, the collapse of well-known financial firms, and unprecedented government interventions into the economy.

The scope of events that occurred in the past quarter was truly extraordinary. There was the U.S. government's takeover of Fannie Mae and Freddie Mac; a federal line of credit for the insurer, AIG; the seizure of Washington Mutual and sale to JPMorgan Chase; and the proposed $700 billion taxpayer rescue of the financial sector, which was approved in early October. The quarter also saw the end of the investment banking model with the merger of Merrill Lynch and Bank of America, the collapse of Lehman Brothers, and the decisions by Goldman Sachs and Morgan Stanley to convert to traditional banking institutions.

This global turmoil was reflected in the major market indices. More than half (37 of 64) of the Dow Jones Industrial Average's third-quarter trading days had wide positive or negative swings of greater than 100 points. For the quarter, the Dow was down 3.7 percent (16.5 percent year-to-date), the S&P 500 stock index was down 8.4 percent (19.3 percent year-to-date); and EAFE was off 20.5 percent (28.9 percent for the year).

At the start of the fourth quarter, governments around the world demonstrated their resolve to actively pursue solutions to this financial upheaval. Among the responses from the U.S. government is the Department of the Treasury's Temporary Money Market Fund Guarantee Program. While officials and economists believe the government interventions will bring stability to the financial markets, few will predict a timeline for recovery.

This is a period when investors should pay particular attention to their accounts - and rely on the discipline and focus of professional investment managers and financial advisors. The extraordinary activity of the past several months may tempt some investors to react inappropriately to market events and deviate from their well-considered, long-term financial plans. We believe that during periods of unusual market volatility, discipline is the key for the investor, the financial advisor, and the professional money manager.

We encourage you to consult with a financial advisor to review your holdings and to ensure they continue to reflect your current investment objectives and your tolerance for risk. Virtus Mutual Funds offer a wide range of equity, fixed income and money market funds, and we hope you will consider our investment choices when you and your financial advisor review your portfolio allocations.

On a much different note, we began the fourth quarter with the rebranding of our company in preparation for our spin-off as an independent, publicly-traded company. Our company is now Virtus Investment Partners, the PhoenixFunds are now the Virtus Mutual Funds, and the investment adviser to the funds is now Virtus Investment Advisers. As you will notice throughout this report, the individual funds have incorporated the "Virtus" name. For your convenience, all mutual fund ticker symbols remain unchanged.

I encourage you to visit our new website, WWW.VIRTUS.COM, to learn more about our company and our services for investors, and to access information about your account. Customer service is also available at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our partner companies and subadvisers, I want to thank you for entrusting your assets to us.


Sincerely,



/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

OCTOBER 2008



PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS BALANCED FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Virtus Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              VIRTUS BALANCED FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
            Beginning            Ending                            Expenses
             Account            Account            Annualized        Paid
              Value              Value              Expense         During
          April 1, 2008    September 30, 2008        Ratio          Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class A    $1,000.00         $  923.70                1.08%          $5.21
Class B     1,000.00            920.60                1.83            8.81
Class C     1,000.00            920.50                1.83            8.81
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00          1,019.59                1.08            5.48
Class B     1,000.00          1,015.78                1.83            9.29
Class C     1,000.00          1,015.78                1.83            9.29

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              VIRTUS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------
                               ASSET ALLOCATIONS
                               -----------------

This table presents asset allocations within certain sectors and as a percentage of total investments.

Domestic Common Stocks                                          56%
         Financials                             11%
         Information Technology                 11
         Energy                                  8
         Other                                  26
Domestic Corporate Bonds                                        10
Non-Agency Mortgage-Backed Securities                           10
Other (includes short-term investments)                         24
--------------------------------------------------------------------------------

($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
AGENCY MORTGAGE-BACKED SECURITIES--8.8%
FHLMC
   R010-AB,
      5.500% due 12/15/19                           $   1,579      $   1,590
   6.000% due 2/1/38                                    2,027          2,053
FNMA
   6.000% due 5/1/17                                      212            217
   4.500% due 4/1/19                                      432            424
   4.500% due 6/1/19                                    6,278          6,166
   4.000% due 7/1/19                                       69             66
   4.000% due 6/1/20                                    1,537          1,465
   5.000% due 6/1/20                                    4,297          4,284
   5.000% due 6/1/20                                    1,611          1,606
   5.000% due 8/1/20                                       99             98
   6.000% due 12/1/32                                     429            437
   5.000% due 4/1/34                                    2,361          2,306
   5.500% due 4/1/34                                      838            838
   5.500% due 5/1/34                                    4,146          4,143
   6.000% due 5/1/34                                      898            912
   5.500% due 6/1/34                                      307            307
   5.500% due 6/1/34                                    1,596          1,595
   5.500% due 7/1/34                                    2,280          2,278
   6.000% due 7/1/34                                      743            755
   04-W6, 1A4
      5.500% due 7/25/34                                1,554          1,509
   5.000% due 8/1/34                                      625            611
   5.500% due 9/1/34                                    1,175          1,174
   6.000% due 10/1/34                                     275            280
   5.000% due 1/1/35                                    2,781          2,716
   6.000% due 5/1/35                                      543            551
   5.000% due 6/1/35                                    2,492          2,432
   5.500% due 6/1/35                                      980            978
   5.500% due 8/1/35                                      988            987

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
   5.500% due 10/1/35                               $     711      $     710
   5.000% due 11/1/35                                   1,263          1,232
   5.500% due 5/1/36                                      930            928
   6.000% due 5/1/36                                      822            833
   5.500% due 2/1/37                                    2,423          2,419
   6.000% due 3/1/37                                    2,070          2,099
   5.500% due 4/1/37                                      908            906
   5.500% due 4/1/37                                    1,633          1,630
   6.000% due 9/1/37                                      581            589
   6.000% due 2/1/38                                    2,143          2,173
   6.000% due 2/1/38                                    1,385          1,405
   6.000% due 2/1/38                                      544            551
   5.500% due 4/1/38                                    2,186          2,182
   5.500% due 7/1/38                                      498            497
GNMA
   6.500% due 8/15/23                                      78             81
   6.500% due 11/15/23                                    237            244
   6.500% due 11/15/23                                    138            141
   6.500% due 11/15/23                                    659            677
   6.500% due 12/15/23                                     82             84
   6.500% due 12/15/23                                     50             51
   6.500% due 12/15/23                                     64             66
   6.500% due 1/15/24                                     286            294
   6.500% due 1/15/24                                      23             24
   6.500% due 1/15/24                                       9              9
   6.500% due 1/15/24                                     206            212
   6.500% due 1/15/24                                      53             54
   6.500% due 1/15/24                                      58             60
   6.500% due 2/15/24                                     371            382
   6.500% due 2/15/24                                     149            154
   6.500% due 2/15/24                                      43             44
   6.500% due 2/15/24                                      33             34
   6.500% due 3/15/24                                      81             83

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
   6.500% due 3/15/24                               $     229      $     236
   6.500% due 4/15/24                                     441            454
   6.500% due 4/15/24                                      22             23
   6.500% due 4/15/24                                      57             59
   6.500% due 4/15/24                                      14             15
   6.500% due 5/15/24                                       8              8
   6.500% due 5/15/24                                       1              1
   6.500% due 1/15/26                                     174            180
   6.500% due 1/15/26                                      24             25
   6.500% due 1/15/26                                      65             66
   6.500% due 2/15/26                                      62             64
   6.500% due 3/15/26                                     104            107
   6.500% due 3/15/26                                     112            115
   6.500% due 4/15/26                                      13             13
   6.500% due 4/15/26                                      28             29
   6.500% due 4/15/26                                     149            154
   6.500% due 6/15/28                                      20             20
   6.500% due 6/15/28                                      25             25
   6.500% due 7/15/31                                     206            212
   6.500% due 11/15/31                                     35             36
   6.500% due 2/15/32                                      43             44
   6.500% due 3/15/32                                      30             31
   6.500% due 4/15/32                                      79             81
   6.000% due 8/15/32                                     711            724
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $66,667)                                             66,348
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.4%

ARIZONA--0.4%
Salt River Project Agricultural
   Improvement & Power District
   5.000% due 1/1/38                                    3,215          3,022
                                                                   ---------
CALIFORNIA--0.9%
Alameda Corridor
   Transportation Authority
   Taxable Subordinate
   Series D (MBIA Insured)
   6.250% due 10/1/14                                     500            516
   Series C (MBIA Insured)
   6.600% due 10/1/29                                   2,750          2,760
Contra Costa County
   Pension Obligation
   Taxable (FSA Insured)
   6.100% due 6/1/11                                      500            525



                                                     PAR VALUE        VALUE
                                                   -------------   ------------
CALIFORNIA--CONTINUED
San Luis Obispo County
   Pension Obligation
   Taxable Series A
   (MBIA Insured)
   3.940% due 9/1/12                                $     330      $     323
Sonoma County Pension
   Obligation Taxable
   (FSA Insured)
   6.625% due 6/1/13                                    2,810          2,899
                                                                   ---------
                                                                       7,023
                                                                   ---------
DELAWARE--0.4%
Delaware Transportation
   Authority Motor Fuel
   Tax Series A
   (MBIA Insured)
   5.000% due 7/1/19                                    2,705          2,776
                                                                   ---------
FLORIDA--0.1%
Miami-Dade County
   Educational Facilities
   Authority Taxable
   Series C 5.480% due 4/1/16                             650            635
                                                                   ---------
MAINE--0.1%
Bangor Pension Obligation
   Taxable Series B
   (FGIC Insured)
   5.940% due 6/1/13                                      675            712
                                                                   ---------
MINNESOTA--0.5%
State of Minnesota
   5.000% due 8/1/19                                    3,700          3,850
                                                                   ---------
MISSISSIPPI--0.0%
Mississippi Development Bank
   Jackson County Special
   Obligation Taxable Series A
   (FSA Insured)
   5.000% due 6/1/11                                      340            346
                                                                   ---------
NEW JERSEY--0.1%
Monroe Township Pension
   Obligation Taxable
   5.000% due 8/15/13                                     590            599


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
NEW JERSEY--CONTINUED
New Jersey Turnpike
   Authority Taxable
   Series B (AMBAC Insured)
   4.252% due 1/1/16                                $     150      $     140
   Series B Prerefunded
   1/1/15 @ 100 (AMBAC Insured)
   4.252% due 1/1/15                                        5              5
                                                                   ---------
                                                                         744
                                                                   ---------
NEW YORK--0.1%
City of Buffalo Taxable
   Series A (AMBAC Insured)
   4.710% due 2/1/13                                      420            409
                                                                   ---------
PENNSYLVANIA--0.6%
City of Pittsburgh
   Pension Obligation Taxable
   Series A (FGIC Insured)
   6.500% due 3/1/14                                    1,100          1,123
   Series C (FGIC Insured)
   6.500% due 3/1/17                                    1,800          1,802
Philadelphia School District
   Taxable Series C (FSA Insured)
   4.430% due 7/1/11                                    1,780          1,784
                                                                   ---------
                                                                       4,709
                                                                   ---------
TEXAS--0.1%
State of Texas Taxable
   Series C 4.700% due 8/1/09                             625            634
                                                                   ---------
VIRGINIA--0.1%
Tobacco Settlement Financing
   Corp. Taxable
   Series A-1 6.706% due 6/1/46                           995            771
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $26,101)                                             25,631
----------------------------------------------------------------------------

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
ASSET-BACKED SECURITIES--2.1%
AmeriCredit Automobile
   Receivables Trust 06-BG,
   A3 5.210% due 10/6/11                            $   1,170      $   1,146
Associates Manufactured
   Housing Pass-Through-Certificate
   97-2, A6 7.075% due 3/15/28(c)                         604            614
Bayview Financial Acquisition
   Trust 06-A, 1A2
   5.483% due 2/28/41(c)                                3,250          2,890
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980% due 1/15/18(c)                                  704            646
Capital One Auto Finance
   Trust 07-B, A3A 5.030% due 4/15/12                   1,100          1,062
Carmax Auto Owner
   Trust 07-2, A3
   5.230% due 12/15/11                                  2,159          2,163
Dunkin Securitization
   144A 06-1, M1
   8.285% due 6/20/31(b)                                1,025            768
GMAC Mortgage Corp. Loan Trust
   05-HE2, A3
   4.622% due 11/25/35(c)                                 539            497
   07-HE1-, A2
   5.621% due 8/25/37(c)                                1,000            631
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3
   5.777% due 8/25/36(c)                                1,700          1,494
   06-CW2, AF4
   6.080% due 8/25/36(c)                                1,700          1,409
Renaissance Home Equity
   Loan Trust 06-1, AF2
   5.533% due 5/25/36                                     402            399
Residential Funding
   Mortgage Securities II, Inc.
   06-HSA1, A3 5.230% due 2/25/36(c)                      190             38
Wachovia Auto Loan Owner
   Trust 144A 06-2A, A3
   5.230% due 8/22/11(b)                                2,027          2,029
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $17,559)                                             15,786
----------------------------------------------------------------------------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
DOMESTIC CORPORATE BONDS--10.4%
AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
   7.625% due 6/15/12                               $     800      $     790
Rockwell Collins, Inc.
   4.750% due 12/1/13                                   1,000            951
                                                                   ---------
                                                                       1,741
                                                                   ---------
AIRLINES--0.4%
American Airlines, Inc.
   01-1 6.977% due 5/23/21                              2,100          1,386
Continental Airlines, Inc.
   98-1A 6.648% due 1/1/00                              1,215          1,033
JetBlue Airways Corp. 04-2
   5.904% due 11/15/08(c)                                 574            556
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                      379            369
                                                                   ---------
                                                                       3,344
                                                                   ---------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
   5.750% due 3/15/17                                     221            195
                                                                   ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon Corp. (The)
   4.950% due 11/1/12                                     950            903
BlackRock, Inc.
   6.250% due 9/15/17                                   1,025            985
Janus Capital Group, Inc.
   6.250% due 6/15/12                                     525            496
                                                                   ---------
                                                                       2,384
                                                                   ---------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
   6.500% due 11/15/13                                    425            415
                                                                   ---------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. 7.000% due 4/15/14                       830            726
                                                                   ---------

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
BROADCASTING--0.2%
Comcast Corp.
   5.300% due 1/15/14                               $     575      $     527
Cox Communications, Inc. 144A
   6.250% due 6/1/18(b)                                   800            744
Time Warner Cable, Inc.
   5.850% due 5/1/17                                      435            383
                                                                   ---------
                                                                       1,654
                                                                   ---------
BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                     524            443
Owens Corning, Inc.
   6.500% due 12/1/16                                     180            159
                                                                   ---------
                                                                         602
                                                                   ---------
CASINOS & GAMING--0.1%
MGM MIRAGE
   8.500% due 9/15/10                                      81             75
Seneca Gaming Corp. Series B
   7.250% due 5/1/12                                      765            670
                                                                   ---------
                                                                         745
                                                                   ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.0%
Terex Corp.
   7.375% due 1/15/14                                     390            357
                                                                   ---------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc.
   8.125% due 7/15/18                                     500            491
Vulcan Materials Co.
   5.600% due 11/30/12                                    665            651
                                                                   ---------
                                                                       1,142
                                                                   ---------
CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                  500            505
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
CONSUMER FINANCE--1.1%
American Express Credit Corp.
   Series C 7.300% due 8/20/13                      $     750      $     723
American Honda Finance Corp. 144A
   6.700% due 10/1/13(b)                                  700            696
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                     480            341
   9.875% due 8/10/11                                     835            576
   7.241% due 4/15/12(c)                                  175            156
   7.800% due 6/1/12                                      770            478
GMAC LLC
   6.875% due 9/15/11                                     490            219
   6.875% due 8/28/12                                     415            165
   6.750% due 12/1/14                                     400            154
SLM Corp.
   6.300% due 2/1/10(c)                                 5,550          4,595
                                                                   ---------
                                                                       8,103
                                                                   ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                      900            770
                                                                   ---------
DIVERSIFIED BANKS--0.2%
Wachovia Corp.
   4.875% due 2/15/14                                   1,145            703
   5.750% due 2/1/18                                      575            431
                                                                   ---------
                                                                       1,134
                                                                   ---------
ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                  390            394
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                     525            506
Entergy Gulf States, Inc.
   5.250% due 8/1/15                                      300            276
Great River Energy 144A
   5.829% due 7/1/17(b)                                   895            849
Midwest Generation LLC Series B
   8.560% due 1/2/16                                      326            335


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
ELECTRIC UTILITIES--CONTINUED
Northeast Utilities 5.650% due 6/1/13               $     715      $     699
                                                                   ---------
                                                                       3,059
                                                                   ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Mettler-Toledo International, Inc.
   4.850% due 11/15/10                                  2,000          2,030
                                                                   ---------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 8.250% due 3/15/18                    610            573
Tyco Electronic Group SA 6.000% due 10/1/12               350            345
                                                                   ---------
                                                                         918
                                                                   ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5.000% due 3/15/14                 175            159
                                                                   ---------
FOOD RETAIL--0.1%
Kroger Co. (The)
   6.800% due 12/15/18                                    420            405
   6.150% due 1/15/20                                     662            607
                                                                   ---------
                                                                       1,012
                                                                   ---------
GAS UTILITIES--0.1%
AmeriGas Partners LP 7.250% due 5/20/15                 1,000            915
                                                                   ---------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.400% due 7/1/17                 930            904
                                                                   ---------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125% due 1/15/16                925            833
                                                                   ---------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
   7.250% due 6/15/16                                     875            731
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) 7.750% due 10/15/15                 $     780      $     712
                                                                   ---------
INDUSTRIAL MACHINERY--0.7%
ITW Cupids Financing Trust I 144A
   6.550% due 12/31/11(b)                               5,000          4,938
                                                                   ---------
INDUSTRIAL REITS--0.0%
ProLogis 6.625% due 5/15/18                               415            356
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co. 6.250% due 1/15/13            640            602
Qwest Corp.
   7.875% due 9/1/11                                      410            394
   6.500% due 6/1/17                                      570            456
Verizon Communications, Inc. 4.900% due 9/15/15           703            629
                                                                   ---------
                                                                       2,081
                                                                   ---------
INVESTMENT BANKING & BROKERAGE--0.5%
Bear Stearns Cos., Inc. (The) 7.250% due 2/1/18           900            866
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                     705            582
   6.150% due 4/1/18                                    1,100            915
Lehman Brothers Holdings, Inc.(d)
   6.000% due 7/19/12                                   1,250            162
   5.625% due 1/24/13                                     390             51
Merrill Lynch & Co., Inc.
   10.710% due 3/8/17
   (Brazil)(e)                                            520(h)         194
   6.110% due 1/29/37                                     905            628
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)                                1,250(h)         381
                                                                   ---------
                                                                       3,779
                                                                   ---------
LEISURE PRODUCTS--0.2%
Brunswick Corp. 9.750% due 8/15/13                        700            716



                                                     PAR VALUE        VALUE
                                                   -------------   ------------
LEISURE PRODUCTS--CONTINUED
Hasbro, Inc. 6.300% due 9/15/17                     $     775      $     748
                                                                   ---------
                                                                       1,464
                                                                   ---------
LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.750% due 1/30/14                  850            813
                                                                   ---------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                      25             25
                                                                   ---------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875% due 5/1/12                       685            679
                                                                   ---------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625% due 2/15/14                         840            782
                                                                   ---------
OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.750% due 2/1/17                           1,040            981
                                                                   ---------
OFFICE REITS--0.1%
HRPT Properties Trust 5.750% due 11/1/15                  900            770
                                                                   ---------
OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.750% due 5/15/18                   1,250          1,140
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                  230            216
                                                                   ---------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
Chesapeake Energy Corp.
   6.875% due 11/15/20                                    650            559
EOG Resources, Inc.
   6.125% due 10/1/13                                     390            391


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                            $   1,288      $   1,223
Plains Exploration & Production Co.
   7.750% due 6/15/15                                     415            384
Swift Energy Co. 7.125% due 6/1/17                        650            556
XTO Energy, Inc. 6.500% due 12/15/18                      390            362
                                                                   ---------
                                                                       3,475
                                                                   ---------
OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A
   5.200% due 9/15/12(b)                                1,000          1,029
Tesoro Corp. 6.500% due 6/1/17                            870            701
                                                                   ---------
                                                                       1,730
                                                                   ---------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 6.050% due 1/15/18                    250            238
Kinder Morgan Management Co.
   5.700% due 1/5/16                                    2,420          2,093
NGPL PipeCo. LLC 144A
   6.514% due 12/15/12(b)                                 925            927
TEPPCO Partners LP
   7.625% due 2/15/12                                     420            442
                                                                   ---------
                                                                       3,700
                                                                   ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp.
   5.750% due 8/15/16                                     800            665
   5.750% due 12/1/17                                     545            462
   5.650% due 5/1/18                                      800            674
Citigroup, Inc.
   5.500% due 4/11/13                                     280            244
   6.500% due 8/19/13                                   1,600          1,422
General Electric Capital Corp.
   5.375% due 10/20/16                                  1,200          1,059
International Lease Finance Corp.
   4.750% due 1/13/12                                     875            600


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
JPMorgan Chase & Co.
   5.250% due 5/1/15                                $     800      $     735
   Series 1
   7.900% due 12/31/49(c)                                 536            451
National Rural Utilities
   Cooperative Finance Corp.
   5.500% due 7/1/13                                    1,000            993
                                                                   ---------
                                                                       7,305
                                                                   ---------
PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5.000% due 12/3/12                      175            177
Tyson Foods, Inc. 7.350% due 4/1/16                       235            194
                                                                   ---------
                                                                         371
                                                                   ---------
PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and
   Verso Paper, Inc. Series B
   6.551% due 8/1/14(c)                                   296            246
                                                                   ---------
REGIONAL BANKS--0.5%
National City Bank
   3.889% due 6/29/09(c)                                  725            573
Northern Trust Co. (The)
   6.500% due 8/15/18                                     800            816
SunTrust Banks, Inc.
   5.250% due 11/5/12                                     980            880
Zions Bancorp.
   5.650% due 5/15/14                                   1,750          1,263
                                                                   ---------
                                                                       3,532
                                                                   ---------
RESEARCH & CONSULTING SERVICES--0.1%
Equifax, Inc. 6.300% due 7/1/17                           750            697
                                                                   ---------
SPECIALIZED FINANCE--0.4%
Caterpillar Financial Services Corp.
   6.200% due 9/30/13                                     700            700
CIT Group Holdings, Inc.
   5.400% due 1/30/16                                   1,000            484
CME Group, Inc. 5.400% due 8/1/13                         350            351


                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)
                                                     PAR VALUE        VALUE
                                                   -------------   ------------
SPECIALIZED FINANCE--CONTINUED
Rabobank Capital Funding II 144A
   5.260% due 12/29/49(b)(c)                        $   1,300      $   1,204
                                                                   ---------
                                                                       2,739
                                                                   ---------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                     600            522
Realty Income Corp.
   6.750% due 8/15/19                                     400            361
                                                                   ---------
                                                                         883
                                                                   ---------
TOBACCO--0.1%
Reynolds American, Inc.
   7.300% due 7/15/15                                     950            952
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $90,067)                                             78,744
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--10.4%
Banc of America Commercial
   Mortgage, Inc. 05-6, AM
   5.352% due 9/10/47(c)                                  575            485
Bear Stearns Adjustable
   Rate Mortgage Trust 05-12, 13A1
   5.446% due 2/25/36(c)                                1,910          1,607
Bear Stearns Commercial
   Mortgage Securities
   06-PW12, A4
   5.902% due 9/11/38(c)                                2,400          2,180
   07-PW18, AM
   6.084% due 6/11/50(c)                                2,250          1,769
Citigroup Mortgage Loan Trust,
   Inc. 05-5, 2A3
   5.000% due 8/25/35                                   1,347          1,203
Citigroup/Deutsche Bank
   Commercial Mortgage Trust
   05-CD1, AM
   5.400% due 7/15/44(c)                                2,240          1,900
   06-CD2, A4
   5.545% due 1/15/46(c)                                3,120          2,765


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
Countrywide Home Loan Mortgage
   Pass-Through Trust 04-13, 1A1
   5.500% due 8/25/34                               $   1,970      $   1,969



Credit Suisse First Boston
   Mortgage Securities Corp.
   05-12, 6A1
   6.000% due 1/25/36                                   2,596          1,588
   99-C1, A2
   7.290% due 9/15/41                                     237            238
Credit Suisse Mortgage
   Capital Certificates
   06-C1, A4
   5.609% due 2/15/39(c)                                5,490          4,926
   06-C1 A3
   5.711% due 2/15/39(c)                                  575            541



Crown Castle Towers
   LLC 144A 05-1A, AFX
   4.643% due 6/15/35(b)                                2,510          2,487
First Horizon Asset Securities,
   Inc. 05-AR1, 2A1
   4.998% due 4/25/35(c)                                1,934          1,687
GE Capital Commercial
   Mortgage Corp. 04-C3, A4
   5.189% due 7/10/39(c)                                  350            325
Greenwich Capital Commercial
   Funding Corp. 04-GG1, A7
   5.317% due 6/10/36(c)                                  500            471
GS Mortgage Securities Corp. II
   05-GG4, AJ
   4.782% due 7/10/39                                   2,500          1,966
   07-GG10, A4
   5.993% due 8/10/45(c)                                1,700          1,451
IndyMac Index Mortgage Loan
   Trust 06-AR25, 3A1
   6.331% due 9/25/36(c)                                  351            235
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   01-CIBC, A3
   6.260% due 3/15/33                                   7,628          7,625
   05-LDP5, AM
   5.387% due 12/15/44(c)                                 630            535
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                   1,873          1,738


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
Lehman Brothers - UBS Commercial
   Mortgage Trust 04-C4, A2
   4.567% due 6/15/29(c)                            $     248      $     247
   06-C3, AM
   5.712% due 3/15/39(c)                                  335            277
   06-C6, A4
   5.372% due 9/15/39                                   2,105          1,843
   07-C2, A2
   5.303% due 2/15/40                                   4,150          3,862
   07-C6, A2
   5.845% due 7/15/40                                   2,000          1,878
   07-C7, A3
   5.866% due 9/15/45(c)                                1,700          1,457
MASTR Resecuritization
   Trust 144A 05-1
   5.000% due 10/30/34(b)                                 930            512
Merrill Lynch Mortgage
   Trust 06-C1, AM
   5.841% due 5/12/39(c)                                2,200          1,817
Morgan Stanley Capital I
   06-T23, A4
   5.984% due 8/12/41(c)                                2,570          2,327
PNC Mortgage Acceptance Corp.
   00-C2, A2
   7.300% due 10/12/33(c)                               1,065          1,080
Residential Accredit Loans,
   Inc. 06-QA1, A21
   5.957% due 1/25/36(c)                                3,802          2,794
Residential Funding
   Mortgage Securities I, Inc.
   05-SA1, 2A
   4.839% due 3/25/35(c)                                1,995          1,752
SBA Commercial Mortgage
   Backed Securities Trust
   144A 06-1A, A
   5.314% due 11/15/36(b)                               1,800          1,748
Structured Asset Securities
   Corp. 05-17, 1A6
   5.500% due 10/25/35                                  2,534          2,223
Timberstar Trust 144A 06-1A, A
   5.668% due 10/15/36(b)                               2,250          2,080
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4
   5.408% due 7/15/41(c)                                  300            279
   05-C22, AM
   5.490% due 12/15/44(c)                                 260            221


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
Washington Mutual Mortgage
   Pass-Through-Certificates,
   Inc. 05-AR3, A2
   4.636% due 3/25/35(c)                            $     110      $      94
Wells Fargo Mortgage Backed
   Securities Trust
   04-EE, 2A3
   4.109% due 12/25/34(c)                               1,384          1,279
   04-BB, A1
   4.556% due 1/25/35(c)                                1,501          1,294
   05-AR4, 2A1
   4.537% due 4/25/35(c)                                3,680          3,189
   05-AR4, 2A2
   4.537% due 4/25/35(c)                                  685            593
   05-AR16, 6A3
   5.001% due 10/25/35(c)                               1,029            918
   05-14, 2A1
   5.500% due 12/25/35                                  4,115          3,692
   07-AR3, A4
   6.058% due 4/25/37(c)                                1,773          1,355
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $89,216)                                             78,502
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.6%

AUSTRALIA--0.1%
Commonwealth of Australia
   Series 909 7.500% due 9/15/09                          590(g)         476
                                                                   ---------
BRAZIL--0.0%
Federative Republic of Brazil
   11.000% due 8/17/40                                    210            263
                                                                   ---------
PHILIPPINES--0.1%
Republic of Philippines
   10.625% due 3/16/25                                    285            381
   7.750% due 1/14/31                                     400            422
                                                                   ---------
                                                                         803
                                                                   ---------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and
   Tobago RegS 9.875% due 10/1/09(f)                      380            397
                                                                   ---------


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
TURKEY--0.1%
Republic of Turkey 7.000% due 6/5/20                $     590      $     557
                                                                   ---------
UKRAINE--0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                                 905            703
                                                                   ---------
VENEZUELA--0.1%
Republic of Venezuela
   5.750% due 2/26/16                                     500            328
   9.250% due 9/15/27                                   1,000            748
                                                                   ---------
                                                                       1,076
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,637)                                               4,275
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--4.1%

ARUBA--0.1%
UFJ Finance AEC 6.750% due 7/15/13                        900            944
                                                                   ---------
AUSTRALIA--0.6%
National Capital Trust II 144A
   5.486% due 12/29/49(b)(c)                            2,700          2,206
Rio Tinto Finance USA Ltd.
   6.500% due 7/15/18                                     875            827
Westfield Capital Corp. Ltd./
   Westfield Finance Authority 144A
   4.375% due 11/15/10(b)                                 175            170
   5.125% due 11/15/14(b)                               1,175          1,045
                                                                   ---------
                                                                       4,248
                                                                   ---------
BRAZIL--0.1%
Usiminas Commercial Ltd.
   144A 7.250% due 1/18/18(b)                             396            385
                                                                   ---------
CANADA--0.4%
Agrium, Inc. 6.750% due 1/15/19                           700            686
Catalyst Paper Corp. 7.375% due 3/1/14                    570            391


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
CANADA--CONTINUED
EnCana Corp. 5.900% due 12/1/17                     $     510      $     455
Petro-Canada 6.050% due 5/15/18                           288            251
Videotron/Quebecor Media Inc.
   6.375% due 12/15/15                                    650            575
Xstrata Canada Corp. 5.500% due 6/15/17                   845            776
                                                                   ---------
                                                                       3,134
                                                                   ---------
CHILE--0.1%
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                                  875            843
                                                                   ---------
FRANCE--0.1%
Compagnie Generale
   de Geophysique-Veritas
   7.750% due 5/15/17                                     630            602
                                                                   ---------
GERMANY--0.0%
Deutsche Bank AG
   4.875% due 5/20/13                                     300            286
                                                                   ---------
ISRAEL--0.1%
Israel Electric Corp. Ltd. 144A
   7.250% due 1/15/19(b)                                  470            471
                                                                   ---------
ITALY--0.1%
Telecom Italia Capital SA
   6.999% due 6/4/18                                    1,000            898
                                                                   ---------
KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
   7.000% due 11/3/09(b)                                  575            469
KazMunaiGaz Finance Sub BV 144A
   9.125% due 7/2/18(b)                                   600            510
                                                                   ---------
                                                                         979
                                                                   ---------


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
LUXEMBOURG--0.1%
ArcelorMittal 144A
   6.125% due 6/1/18(b)                             $     675      $     590
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A 9.125% due 4/30/18(b)                             465            361
                                                                   ---------
                                                                         951
                                                                   ---------
PHILIPPINES--0.1%
National Power Corp. 9.625% due 5/15/28                   750            842
                                                                   ---------
RUSSIA--0.4%
Evraz Group SA 144A
   8.875% due 4/24/13(b)                                  120             92
   9.500% due 4/24/18(b)                                  240            174
Gaz Captial SA 144A 8.146% due 4/11/18(b)                 230            200
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                 440            348
   6.510% due 3/7/22(b)                                   580            418
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670% due 3/5/14(b)                            1,050            857
TNK-BP Finance SA RegS
   6.125% due 3/20/12(f)                                1,000            791
                                                                   ---------
                                                                       2,880
                                                                   ---------
SINGAPORE--0.2%
DBS Bank Ltd. 144A
   5.000% due 11/15/19(b)(c)                            1,900          1,659
                                                                   ---------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
   5.500% due 10/17/12                                    920            873
Korea Development Bank
   5.500% due 11/13/12                                    790            743
                                                                   ---------
                                                                       1,616
                                                                   ---------


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
TURKEY--0.2%
Bosphorus Financial Services Ltd. 144A
   4.604% due 2/15/12(b)(c)                         $   1,094      $   1,056
                                                                   ---------
UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                                 610            604
   5.875% due 10/27/16(b)                                 940            858
                                                                   ---------
                                                                       1,462
                                                                   ---------
UNITED KINGDOM--0.5%
HBOS plc 144A
   5.375% due 11/29/49(b)(c)                            3,250          2,011
Petroplus Finance Ltd.
   144A 6.750% due 5/1/14(b)                              500            425
Tate & Lyle International
   Finance plc 144A
   6.625% due 6/15/16(b)                                  900            848
Vodafone Group plc
   5.000% due 9/15/15                                     475            418
   6.150% due 2/27/37                                     445            357
                                                                   ---------
                                                                       4,059
                                                                   ---------
UNITED STATES--0.4%
Credit Suisse New York
   5.000% due 5/15/13                                     900            834
CRH America, Inc.
   6.000% due 9/30/16                                     835            720
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                                 494            474
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                                 670            559
                                                                   ---------
                                                                       2,587
                                                                   ---------
VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17(f)                                1,250            678
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $35,573)                                             30,580
----------------------------------------------------------------------------


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
DOMESTIC LOAN AGREEMENTS(c)--1.7%
ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.000% due 3/31/14                               $     140      $     132
                                                                   ---------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
   5.470% due 12/16/13                                    987            659
                                                                   ---------
BROADCASTING--0.1%
Charter Communications Operating LLC
   Tranche 4.735% due 3/6/14                              893            715
MCC Georgia LLC Tranche E
   6.500% due 9/30/10                                     115            112
                                                                   ---------
                                                                         827
                                                                   ---------
COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B
   5.132% due 12/27/14                                    895            842
                                                                   ---------
CONSUMER FINANCE--0.2%
Hertz Corp. Tranche B
   4.215% due 12/21/12                                    987            879
Letter of Credit
   4.551% due 12/21/12                                    180            161
                                                                   ---------
                                                                       1,040
                                                                   ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
   5.551% due 9/24/14                                   1,337          1,149
                                                                   ---------
ELECTRIC UTILITIES--0.0%
Texas Competitive Electric
   Holdings Co. LLC Tranche B2
   6.145% due 10/10/14                                    243            205
                                                                   ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
   Letter of Credit A
   4.098% due 3/28/14                                     415            403
   Tranche B 4.265% due 3/28/14                           580            563
                                                                   ---------
                                                                         966
                                                                   ---------

                                                     PAR VALUE        VALUE
                                                   -------------   ------------
HEALTH CARE FACILITIES--0.2%
HCA, Inc. Tranche A
   4.801% due 11/18/12                              $     391      $     347
   Tranche B 5.051% due 11/18/13                          597            532
Health Management Associates, Inc.
   Tranche B 4.551% due 2/28/14                           141            120
Healthsouth Corp. Tranche
   5.290% due 3/10/13                                     580            531
                                                                   ---------
                                                                       1,530
                                                                   ---------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.635% due 2/6/14                                      543            441
                                                                   ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc. Letter of Credit
   4.301% due 2/1/13                                      197            172
   Tranche B 4.301% due 2/1/13                            401            353
                                                                   ---------
                                                                         525
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc.
   Tranche B 4.876% due 3/13/14                            65             56
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc.
   Tranche 4.626% due 7/1/13                              224            208
                                                                   ---------
PACKAGED FOODS & MEATS--0.0%
Wrigley (WM) Jr. Co. Tranche B
   6.634% due 9/30/14                                     120            118
                                                                   ---------
PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
   4.465% due 12/20/12                                  1,116            979
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


                                                     PAR VALUE        VALUE
                                                   -------------   ------------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
   4.635% due 11/17/14                              $   1,210      $     725
                                                                   ---------
SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc.
   Tranche B 4.508% due 2/28/14                           990            866
                                                                   ---------
SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc.
   Tranche B 4.755% due 12/22/12                          520            499
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc.
   Tranche B3 4.958% due 5/15/15                          594            581
MetroPCS Wireless, Inc.
   Tranche B 4.906% due 2/20/14                           473            425
                                                                   ---------
                                                                       1,006
                                                                   ---------
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $14,849)                                             12,773
----------------------------------------------------------------------------

                                                       SHARES
                                                      --------
DOMESTIC COMMON STOCKS--56.3%
ADVERTISING--0.2%
Omnicom Group, Inc.                                    30,600          1,180
                                                                   ---------
AEROSPACE & DEFENSE--2.2%
Boeing Co. (The)                                       60,700          3,481
General Dynamics Corp.                                 15,200          1,119
Honeywell International, Inc.                          57,500          2,389
Northrop Grumman Corp.                                 26,900          1,629
Raytheon Co.                                           30,600          1,637
United Technologies Corp.                             104,800          6,294
                                                                   ---------
                                                                      16,549
                                                                   ---------
AGRICULTURAL PRODUCTS--0.1%
Darling International, Inc.(i)                         45,900            510
                                                                   ---------

                                                     SHARES           VALUE
                                                   -------------   ------------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                         7,400      $     292
Gap, Inc. (The)                                        87,200          1,550
TJX Cos., Inc. (The)                                   23,900            730
                                                                   ---------
                                                                       2,572
                                                                   ---------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Coach, Inc.(i)                                         24,200            606
Quiksilver, Inc.(i)                                   170,600            979
VF Corp.                                               14,000          1,083
                                                                   ---------
                                                                       2,668
                                                                   ---------
APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(i)                                 40,500          1,599
                                                                   ---------
ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Ameriprise Financial, Inc.                             64,700          2,472
Ares Capital Corp.                                     36,900            385
Bank of New York Mellon Corp. (The)                   178,063          5,801
Federated Investors, Inc. Class B                      29,200            842
Northern Trust Corp.                                   55,900          4,036
SEI Investments Co.                                    42,500            943
State Street Corp.                                     64,200          3,652
                                                                   ---------
                                                                      18,131
                                                                   ---------
BIOTECHNOLOGY--0.9%
Amgen, Inc.(i)                                         71,200          4,220
Cephalon, Inc.(i)                                      29,700          2,301
                                                                   ---------
                                                                       6,521
                                                                   ---------
BROADCASTING--0.2%
CBS Corp. Class B                                     119,000          1,735
                                                                   ---------
COAL & CONSUMABLE FUELS--0.0%
Massey Energy Co.                                       7,500            267
                                                                   ---------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                            62,800          1,540
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)

                                                      SHARES          VALUE
                                                   -------------   ------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc.(i)                                305,400      $   6,890
Corning, Inc.                                          35,300            552
Emulex Corp.(i)                                        61,700            658
JDS Uniphase Corp.(i)                                  54,000            457
Juniper Networks, Inc.(i)                              31,400            662
                                                                   ---------
                                                                       9,219
                                                                   ---------
COMPUTER & ELECTRONICS RETAIL--0.4%
Best Buy Co., Inc.                                     40,900          1,534
RadioShack Corp.                                       74,900          1,294
                                                                   ---------
                                                                       2,828
                                                                   ---------
COMPUTER HARDWARE--3.1%
Hewlett-Packard Co.                                   234,200         10,829
International Business Machines Corp.                 109,600         12,819
                                                                   ---------
                                                                      23,648
                                                                   ---------
COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(i)                                        49,200            897
QLogic Corp.(i)                                        34,300            527
                                                                   ---------
                                                                       1,424
                                                                   ---------
CONSTRUCTION & ENGINEERING--0.3%
Foster Wheeler Ltd.(i)                                 52,300          1,889
                                                                   ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
AGCO Corp.(i)                                          24,400          1,040
Caterpillar, Inc.                                      30,900          1,842
Cummins, Inc.                                           8,200            358
                                                                   ---------
                                                                       3,240
                                                                   ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing, Inc.                        61,500          2,629
Western Union Co. (The)                                51,200          1,263
                                                                   ---------
                                                                       3,892
                                                                   ---------
DEPARTMENT STORES--0.2%
Macy's, Inc.                                           80,900          1,455
                                                                   ---------

                                                      SHARES          VALUE
                                                   -------------   ------------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                             11,500      $     826
                                                                   ---------
DIVERSIFIED BANKS--0.2%
Wells Fargo & Co.                                      30,000          1,126
                                                                   ---------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(i)                           7,500            445
                                                                   ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Acuity Brands, Inc.                                    14,500            605
Emerson Electric Co.                                   94,600          3,859
                                                                   ---------
                                                                       4,464
                                                                   ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc.(i)                          40,200          1,192
                                                                   ---------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                  26,400            730
                                                                   ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                 44,800          1,411
                                                                   ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                 18,800            553
                                                                   ---------
FOOD DISTRIBUTORS--0.7%
SYSCO Corp.                                           174,400          5,377
                                                                   ---------
FOOD RETAIL--0.6%
Casey's General Stores, Inc.                           14,100            426
Kroger Co. (The)                                      151,500          4,163
                                                                   ---------
                                                                       4,589
                                                                   ---------
FOOTWEAR--0.4%
NIKE, Inc. Class B                                     49,900          3,338
                                                                   ---------
GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(i)                                      36,500          1,016
Dollar Tree, Inc.(i)                                   17,900            651
                                                                   ---------
                                                                       1,667
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands)
                                                      SHARES          VALUE
                                                   -------------   ------------
HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                  96,700      $   4,765
                                                                   ---------
HEALTH CARE EQUIPMENT--0.2%
Boston Scientific Corp.(i)                            110,700          1,358
                                                                   ---------
HEALTH CARE FACILITIES--0.0%
Healthsouth Corp.(i)                                   16,200            299
                                                                   ---------
HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                    18,600            776
                                                                   ---------
HOUSEHOLD PRODUCTS--1.2%
Kimberly-Clark Corp.                                   24,400          1,582
Procter & Gamble Co. (The)                            103,600          7,220
                                                                   ---------
                                                                       8,802
                                                                   ---------
HYPERMARKETS & SUPER CENTERS--0.8%
BJ's Wholesale Club, Inc.(i)                           42,300          1,644
Wal-Mart Stores, Inc.                                  71,500          4,282
                                                                   ---------
                                                                       5,926
                                                                   ---------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.                                94,425          3,307
                                                                   ---------
INDUSTRIAL MACHINERY--0.8%
Dover Corp.                                            24,200            981
Eaton Corp.                                            45,000          2,528
Gardner Denver, Inc.(i)                                16,200            563
Illinois Tool Works, Inc.                              15,900            707
Parker Hannifin Corp.                                  25,950          1,375
                                                                   ---------
                                                                       6,154
                                                                   ---------
INSURANCE BROKERS--0.2%
AON Corp.                                              38,200          1,717
                                                                   ---------
INTEGRATED OIL & GAS--6.8%
Chevron Corp.                                         114,500          9,444
ConocoPhillips                                        132,000          9,669
Exxon Mobil Corp.                                     264,500         20,541
Occidental Petroleum Corp.                            167,800         11,822
                                                                   ---------
                                                                      51,476
                                                                   ---------

                                                      SHARES          VALUE
                                                   -------------   ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                            388,327      $  10,842
Embarq Corp.                                           23,200            941
Verizon Communications, Inc.                          126,900          4,072
Windstream Corp.                                      318,300          3,482
                                                                   ---------
                                                                      19,337
                                                                   ---------
INTERNET RETAIL--0.1%
Expedia, Inc.(i)                                       40,600            613
                                                                   ---------
INTERNET SOFTWARE & SERVICES--0.6%
eBay, Inc.(i)                                         120,900          2,706
Google, Inc. Class A(i)                                 5,000          2,002
                                                                   ---------
                                                                       4,708
                                                                   ---------
INVESTMENT BANKING & BROKERAGE--0.2%
GFI Group, Inc.                                        83,000            391
MF Global Ltd.(i)                                      93,100            404
TD Ameritrade Holding Corp.(i)                         56,600            917
                                                                   ---------
                                                                       1,712
                                                                   ---------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                           28,800          1,000
                                                                   ---------
LIFE & HEALTH INSURANCE--2.6%
AFLAC, Inc.                                            40,300          2,368
Lincoln National Corp.                                 52,000          2,226
MetLife, Inc.                                         113,300          6,345
Principal Financial Group, Inc.                        53,500          2,327
Prudential Financial, Inc.                             53,200          3,830
StanCorp Financial Group, Inc.                         29,600          1,539
Unum Group                                             39,100            981
                                                                   ---------
                                                                      19,616
                                                                   ---------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Invitrogen Corp.(i)                                    24,200            915
Thermo Fisher Scientific, Inc.(i)                      57,000          3,135
                                                                   ---------
                                                                       4,050
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)
                                                      SHARES          VALUE
                                                   -------------   ------------
MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                            62,200      $   2,246
CIGNA Corp.                                            40,500          1,376
UnitedHealth Group, Inc.                               54,400          1,381
WellPoint, Inc.(i)                                     40,300          1,885
                                                                   ---------
                                                                       6,888
                                                                   ---------
METAL & GLASS CONTAINERS--0.1%
Owens-Illinois, Inc.(i)                                33,600            988
                                                                   ---------
MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                       234,100          3,149
                                                                   ---------
MOVIES & ENTERTAINMENT--1.8%
Time Warner, Inc.                                     258,200          3,385
Viacom, Inc. Class B(i)                               116,100          2,884
Walt Disney Co. (The)                                 245,300          7,528
                                                                   ---------
                                                                      13,797
                                                                   ---------
MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)          25,500          1,045
                                                                   ---------
MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                  91,500          3,000
                                                                   ---------
OFFICE REITS--0.4%
Brandywine Realty Trust                                67,500          1,082
Lexington Realty Trust                                 91,560          1,577
                                                                   ---------
                                                                       2,659
                                                                   ---------
OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                              19,400          1,118
Transocean, Inc.(i)                                    25,300          2,779
                                                                   ---------
                                                                       3,897
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Dresser-Rand Group, Inc.(i)                            34,600          1,089
Tidewater, Inc.                                        15,600            863
                                                                   ---------
                                                                       1,952
                                                                   ---------

                                                      SHARES          VALUE
                                                   -------------   ------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Devon Energy Corp.                                     26,700      $   2,435
Noble Energy, Inc.                                     14,800            823
Stone Energy Corp.(i)                                  12,500            529
W&T Offshore, Inc.                                     36,100            985
                                                                   ---------
                                                                       4,772
                                                                   ---------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
Williams Cos., Inc. (The)                              58,400          1,381
                                                                   ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.                                 141,900          4,967
Citigroup, Inc.                                       231,100          4,740
JPMorgan Chase & Co.                                  188,100          8,784
                                                                   ---------
                                                                      18,491
                                                                   ---------
PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(i)                               9,500            640
                                                                   ---------
PHARMACEUTICALS--4.0%
Abbott Laboratories                                    13,700            789
Bristol-Myers Squibb Co.                              157,400          3,282
Endo Pharmaceuticals Holdings, Inc.(i)                 28,000            560
Forest Laboratories, Inc.(i)                           44,600          1,261
Johnson & Johnson                                      97,300          6,741
Medicis Pharmaceutical Corp. Class A                   38,100            568
Merck & Co., Inc.                                     177,000          5,586
Pfizer, Inc.                                          588,900         10,860
Schering-Plough Corp.                                  31,900            589
                                                                   ---------
                                                                      30,236
                                                                   ---------
PROPERTY & CASUALTY INSURANCE--1.1%
Chubb Corp. (The)                                      45,900          2,520
Cincinnati Financial Corp.                             46,500          1,322
Travelers Cos., Inc. (The)                             94,000          4,249
                                                                   ---------
                                                                       8,091
                                                                   ---------
REGIONAL BANKS--0.2%
Bank of Hawaii Corp.                                   13,700            732
KeyCorp                                                41,700            498
                                                                   ---------
                                                                       1,230
                                                                   ---------

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)
                                                      SHARES          VALUE
                                                   -------------   ------------
RESTAURANTS--1.0%
McDonald's Corp.                                      122,300      $   7,546
                                                                   ---------
SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.(i)                              52,100            332
                                                                   ---------
SEMICONDUCTORS--1.3%
Intel Corp.                                           277,900          5,205
LSI Corp.(i)                                          395,700          2,121
Texas Instruments, Inc.                                99,900          2,148
                                                                   ---------
                                                                       9,474
                                                                   ---------
SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                    43,800          2,316
Coca-Cola Enterprises, Inc.                           127,500          2,138
Pepsi Bottling Group, Inc. (The)                       33,000            963
PepsiAmericas, Inc.                                    45,500            943
                                                                   ---------
                                                                       6,360
                                                                   ---------
SPECIALIZED CONSUMER SERVICES--0.2%
Block (H&R), Inc.                                      56,400          1,283
                                                                   ---------
SPECIALIZED FINANCE--0.2%
NYSE Euronext                                          28,600          1,121
                                                                   ---------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                           136,100          1,809
                                                                   ---------
SPECIALTY CHEMICALS--0.2%
Chemtura Corp.                                        114,500            522
Lubrizol Corp. (The)                                   26,100          1,126
                                                                   ---------
                                                                       1,648
                                                                   ---------
SPECIALTY STORES--0.1%
Tiffany & Co.                                          18,800            668
                                                                   ---------
STEEL--0.1%
AK Steel Holding Corp.                                 37,300            967
                                                                   ---------


                                                      SHARES          VALUE
                                                   -------------   ------------
SYSTEMS SOFTWARE--3.1%
BMC Software, Inc.(i)                                  29,900      $     856
Microsoft Corp.                                       550,200         14,685
Oracle Corp.(i)                                       257,300          5,226
Symantec Corp.(i)                                     133,100          2,606
                                                                   ---------
                                                                      23,373
                                                                   ---------
TOBACCO--0.6%
Altria Group, Inc.                                    127,600          2,532
Philip Morris International, Inc.                      21,800          1,048
Reynolds American, Inc.                                20,400            992
                                                                   ---------
                                                                       4,572
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                    45,801            279
Telephone & Data Systems, Inc.                          9,400            336
                                                                   ---------
                                                                         615
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $419,242)                                           424,185
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--0.8%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 14,000            473
                                                                   ---------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                         50,500            612
                                                                   ---------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   (United States)                                     10,700            608
                                                                   ---------
INDUSTRIAL MACHINERY--0.0%
Ingersoll-Rand Co., Ltd. Class A
   (United States)                                     11,400            355
                                                                   ---------


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)
                                                      SHARES          VALUE
                                                   -------------   ------------
IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States)                 78,600      $   2,987
                                                                   ---------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                         35,400          1,399
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,301)                                               6,434
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $772,212)                                           743,258
----------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   -------------   ------------
SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%

State Street Institutional Liquid
   Reserves Fund (seven-day
   effective yield 2.456%)                          9,173,523      $   9,174
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,174)                                               9,174
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $781,386)                                           752,432(a)

Other assets and liabilities, net--0.2%                                1,216
                                                                   ---------
NET ASSETS--100.0%                                                 $ 753,648
                                                                   =========


ABBREVIATIONS:
AMBAC   American Municipal Bond Assurance Corporation
FGIC    Financial Guaranty Insurance Company
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Ginnie Mae or Government National Mortgage Association
MBIA    Municipal Bond Insurance Association
REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $51,181 and gross depreciation of $82,447 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $783,698.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $40,507 or 5.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Security in default and non-income producing.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g)  Par value represents Australian Dollar (reported in thousands).
(h)  Par value represents Brazilian Real (reported in thousands).
(i)  Non-income producing.


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)



(Amounts reported in thousands except per share amounts)

ASSETS
Investment securities at value(1) .......................        $752,432
Cash ....................................................             119
Receivables
  Investment securities sold ............................              62
  Fund shares sold ......................................              21
  Dividends .............................................             726
  Interest ..............................................           2,943
Prepaid expenses ........................................              50
Other assets ............................................              62
                                                                 --------
     Total assets .......................................         756,415
                                                                 --------
LIABILITIES
Payables
  Fund shares repurchased ...............................           1,090
  Investment securities purchased .......................             699
  Investment advisory fees ..............................             375
  Distribution and service fees .........................             211
  Administration fees ...................................              56
  Transfer agent fees and expenses ......................             159
  Trustees' fees and expenses ...........................               6
  Professional fees .....................................              22
  Trustee deferred compensation plan ....................              62
  Other accrued expenses ................................              87
                                                                 --------
     Total liabilities ..................................           2,767
                                                                 --------
NET ASSETS ..............................................        $753,648
                                                                 ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ......        $791,991
  Accumulated undistributed net investment
     income (loss) ......................................             155
  Accumulated undistributed net realized
     gain (loss) ........................................          (9,535)
  Net unrealized appreciation (depreciation) ............         (28,963)
                                                                 --------
NET ASSETS ..............................................        $753,648
                                                                 ========
CLASS A
Net asset value per share
  (net assets/shares outstanding) .......................          $11.97
Offering price per share $11.97/(1-5.75%) ...............          $12.70
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .................          57,892
Net Assets ..............................................        $692,959

CLASS B
Net asset value (net assets/shares outstanding)
  and offering price per share ..........................          $11.92
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .................             772
Net Assets ..............................................        $  9,205

CLASS C
Net asset value (net assets/shares outstanding)
  and offering price per share ..........................          $11.91
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .................           4,322
Net Assets ..............................................        $ 51,484

(1) Investment securities at cost .......................        $781,386


                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                            STATEMENT OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)



($ reported in thousands)


INVESTMENT INCOME
Dividends ...............................................        $  5,439
Interest ................................................          10,241
Securities lending ......................................               6
Foreign taxes withheld ..................................              (5)
                                                                 --------
     Total investment income ............................          15,681
                                                                 --------
EXPENSES
Investment advisory fees ................................           2,328
Service fees, Class A ...................................             972
Distribution and service fees, Class B ..................              55
Distribution and service fees, Class C ..................             290
Administration fees .....................................             354
Transfer agent fees and expenses ........................             626
Custodian fees ..........................................              68
Trustees fees and expenses ..............................              32
Professional fees .......................................              29
Registration fees .......................................              26
Printing fees and expenses ..............................               3
Miscellaneous expenses ..................................              65
                                                                 --------
     Total expenses .....................................           4,848
Custodian fees paid indirectly ..........................              (3)
                                                                 --------
     Net expenses .......................................           4,845
                                                                 --------
NET INVESTMENT INCOME (LOSS) ............................          10,836
                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .................          (4,391)
Net realized gain (loss) on foreign currency
  transactions ..........................................              (5)
Net change in unrealized appreciation (depreciation)
  on investments ........................................         (69,026)
Net change in unrealized appreciation (depreciation)
  on foreign currency translations ......................             (18)
                                                                 --------
NET GAIN (LOSS) ON INVESTMENTS ..........................         (73,440)
                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................        $(62,604)
                                                                 ========

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS


($ reported in thousands)

                                                              4/1/08 -
                                                              9/30/08            11/1/07 -       11/1/06 -
                                                            (Unaudited)          3/31/08         10/31/07
                                                           --------------     -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................  $  10,836         $   10,023       $   23,368
Net realized gain (loss) ..................................     (4,396)             3,037           64,063
Net change in unrealized appreciation (depreciation) ......    (69,044)           (87,976)          13,882
                                                             ---------         ----------       ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................    (62,604)           (74,916)         101,313
                                                             ---------         ----------       ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ............................    (10,520)           (11,439)         (21,517)
Net investment income, Class B ............................       (105)              (129)            (273)
Net investment income, Class C ............................       (574)              (634)          (1,137)
Net realized short-term gains, Class A ....................         --             (9,869)         (16,679)
Net realized short-term gains, Class B ....................         --               (159)            (351)
Net realized short-term gains, Class C ....................         --               (763)          (1,320)
Net realized long-term gains, Class A .....................     (2,740)           (47,385)         (69,262)
Net realized long-term gains, Class B .....................        (39)              (763)          (1,456)
Net realized long-term gains, Class C .....................       (206)            (3,663)          (5,481)
                                                             ---------         ----------       ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .    (14,184)           (74,804)        (117,476)
                                                             ---------         ----------       ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .....    (38,163)            19,434          (39,951)
Change in net assets from share transactions, Class B .....     (1,850)              (861)          (5,171)
Change in net assets from share transactions, Class C .....     (3,726)              (380)          (4,314)
                                                             ---------         ----------       ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .    (43,739)            18,193          (49,436)
                                                             ---------         ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS .....................   (120,527)          (131,527)         (65,599)
                                                             ---------         ----------       ----------
NET ASSETS
Beginning of period .......................................    874,175          1,005,702        1,071,301
                                                             ---------         ----------       ----------
END OF PERIOD .............................................  $ 753,648         $  874,175       $1,005,702
                                                             =========         ==========       ==========
Accumulated undistributed net investment
  income (loss) at end of period ..........................  $     155         $      518       $    2,284

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS BALANCED FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                       NET
                                   ASSET         NET       REALIZED        TOTAL      DIVIDENDS   DISTRIBUTIONS
                                  VALUE,     INVESTMENT       AND          FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT     REALIZED
                                 OF PERIOD    (LOSS)(1)   GAIN (LOSS)   OPERATIONS     INCOME         GAINS
==============================================================================================================
CLASS A
4/1/08 to 9/30/08 (Unaudited)     $13.19        0.17        (1.16)        (0.99)       (0.18)       (0.05)
11/1/07 to 3/31/08                 15.48        0.16        (1.28)        (1.12)       (0.19)       (0.98)
11/1/06 to 10/31/07                15.74        0.35         1.16          1.51        (0.35)       (1.42)
11/1/05 to 10/31/06                14.55        0.34         1.53          1.87        (0.34)       (0.34)
11/1/04 to 10/31/05                14.98        0.32         0.18          0.50        (0.32)       (0.61)
11/1/03 to 10/31/04                14.31        0.29         0.69          0.98        (0.31)          --
11/1/02 to 10/31/03(3)             12.82        0.28         1.49          1.77        (0.28)          --

CLASS B
4/1/08 to 9/30/08 (Unaudited)     $13.13        0.12        (1.15)        (1.03)       (0.13)       (0.05)
11/1/07 to 3/31/08                 15.41        0.11        (1.27)        (1.16)       (0.14)       (0.98)
11/1/06 to 10/31/07                15.69        0.24         1.13          1.37        (0.23)       (1.42)
11/1/05 to 10/31/06                14.50        0.23         1.53          1.76        (0.23)       (0.34)
11/1/04 to 10/31/05                14.93        0.21         0.18          0.39        (0.21)       (0.61)
11/1/03 to 10/31/04                14.26        0.18         0.69          0.87        (0.20)          --
11/1/02 to 10/31/03(3)             12.78        0.18         1.48          1.66        (0.18)          --

CLASS C
4/1/08 to 9/30/08 (Unaudited)     $13.12        0.12        (1.15)        (1.03)       (0.13)       (0.05)
11/1/07 to 3/31/08                 15.40        0.11        (1.27)        (1.16)       (0.14)       (0.98)
11/1/06 to 10/31/07                15.68        0.23         1.14          1.37        (0.23)       (1.42)
11/1/05 to 10/31/06                14.49        0.23         1.53          1.76        (0.23)       (0.34)
4/19/05 (inception) to 10/31/05    14.47        0.10         0.01          0.11        (0.09)          --

(1)  Computed using average shares outstanding.
(2)  Sales charges are not reflected in total return calculation.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
     (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain
     (loss) or the investment income ratios for the year ended October 31, 2003.
(4)  Annualized.
(5)  Not Annualized.

                       See Notes to Financial Statements

                                                                                                           RATIO OF
                                                                                                              NET
                                                      NET                      NET          RATIO OF       INVESTMENT
                                          CHANGE     ASSET                    ASSETS,         NET            INCOME
                                          IN NET     VALUE,                   END OF       EXPENSES TO     (LOSS) TO      PORTFOLIO
                             TOTAL        ASSET      END OF     TOTAL         PERIOD         AVERAGE         AVERAGE      TURNOVER
                         DISTRIBUTIONS    VALUE      PERIOD   RETURN(2)   (IN THOUSANDS)   NET ASSETS      NET ASSETS       RATE
====================================================================================================================================
CLASS A
4/1/08 to 9/30/08 (Unaudited)    (0.23)   (1.22)    $11.97      (7.63)%(5)  $  692,959       1.08%(4)          2.62%(4)      26%(5)
11/1/07 to 3/31/08               (1.17)   (2.29)     13.19      (7.62)(5)      801,724       1.12(4)           2.65(4)       21(5)
11/1/06 to 10/31/07              (1.77)   (0.26)     15.48      10.26          919,363       1.12              2.31          54
11/1/05 to 10/31/06              (0.68)    1.19      15.74      13.29          973,751       1.08              2.29          78
11/1/04 to 10/31/05              (0.93)   (0.43)     14.55       3.21        1,000,790       1.05              2.16          58
11/1/03 to 10/31/04              (0.31)    0.67      14.98       6.91          926,383       1.06              1.98          68
11/1/02 to 10/31/03(3)           (0.28)    1.49      14.31      13.98          999,427       1.07              2.10          92

CLASS B
4/1/08 to 9/30/08 (Unaudited)    (0.18)   (1.21)    $11.92      (7.94)%(5)  $    9,205       1.83%(4)          1.86%(4)      26%(5)
11/1/07 to 3/31/08               (1.12)   (2.28)     13.13      (7.94)(5)       11,992       1.87(4)           1.91(4)       21(5)
11/1/06 to 10/31/07              (1.65)   (0.28)     15.41       9.41           15,013       1.87              1.58          54
11/1/05 to 10/31/06              (0.57)    1.19      15.69      12.43           20,676       1.83              1.54          78
11/1/04 to 10/31/05              (0.82)   (0.43)     14.50       2.47           19,970       1.80              1.39          58
11/1/03 to 10/31/04              (0.20)    0.67      14.93       6.12           16,814       1.80              1.23          68
11/1/02 to 10/31/03(3)           (0.18)    1.48      14.26      13.09           21,374       1.82              1.37          92

CLASS C
4/1/08 to 9/30/08 (Unaudited)    (0.18)   (1.21)    $11.91      (7.95)%(5)  $   51,484       1.83%(4)          1.87%(4)      26%(5)
11/1/07 to 3/31/08               (1.12)   (2.28)     13.12      (7.94)(5)       60,459       1.87(4)           1.91(4)       21(5)
11/1/06 to 10/31/07              (1.65)   (0.28)     15.40       9.42           71,326       1.87              1.56          54
11/1/05 to 10/31/06              (0.57)    1.19      15.68      12.44           76,874       1.83              1.54          78
4/19/05 (inception) to 10/31/05  (0.09)    0.02      14.49       0.75(5)        81,111       1.80(4)           1.22(4)       58(5)

                       See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


1.   ORGANIZATION
     Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

     Virtus Equity Trust (formerly Phoenix Equity Trust) (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, fifteen funds are offered for sale, of which the Balanced Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to seek reasonable income, long-term capital growth and conservation of capital.

     The Fund offers Class A shares, Class B shares and Class C shares.

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month the purchase was made. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.   SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 11), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

o    Level 1 - quoted prices in active markets for identical securities

o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                    INVESTMENTS IN SECURITIES
                                                          MARKET VALUE
                VALUATION INPUTS                   ($ REPORTED IN THOUSANDS)
        ----------------------------------      --------------------------------
        Level 1 - Quoted Prices                             $439,792
        Level 2 - Significant Observable Inputs              307,651
        Level 3 - Significant Unobservable Inputs              4,989
                                                            --------
        TOTAL                                               $752,432
                                                            ========

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                             INVESTMENTS IN SECURITIES
                             ($ REPORTED IN THOUSANDS)
                            --------------------------
BALANCE AS OF MARCH 31, 2008        $11,382
Accrued discounts/premiums                8
Realized gain (loss)                     (7)
Change in unrealized
  appreciation (depreciation)(1)       (704)
Net purchases (sales)                (1,614)
Transfers in and/or out of
  Level 3(2)                         (4,076)
                                    -------
BALANCE AS OF SEPTEMBER 30, 2008    $ 4,989
                                    =======

(1) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS.

(2) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF SEPTEMBER 30, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     REIT dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.   INCOME TAXES:

     The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


     position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

 D.  DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.   LOAN AGREEMENTS:

     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


     by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.


I.   SECURITIES LENDING:

     The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     At September 30, 2008, the Fund did not have any securities on loan.

J.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    ($ reported in thousands except as noted)

     On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

     As compensation for its services to the Trust, the Adviser, an indirect wholly-owned subsidiary of PNX, is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                 1ST $1         $1+ BILLION -          $2+
                BILLION         $2 BILLION           BILLION
               ---------       ---------------      -----------
                 0.55%              0.50%              0.45%

     The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Goodwin Capital Advisers, Inc. ("Goodwin").

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


     Goodwin, an indirect wholly-owned subsidiary of PNX, is the subadviser of the Fund's Fixed Income Portfolio. The Adviser manages the Fund's Equity Portfolio.

     As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended September 30, 2008, as follows:

            CLASS A          CLASS B           CLASS C
          NET SELLING       DEFERRED           DEFERRED
          COMMISSIONS      SALES CHARGES     SALES CHARGES
        -------------    ----------------  ---------------
             $21               $5               $ --*

     * Amount is less than $500 (not reported in thousands). The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class.

            CLASS A          CLASS B           CLASS C
         ------------      ----------         ---------
             0.25%            1.00%             1.00%

     Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the period ended September 30, 2008, the Fund incurred administration fees totaling $354.

     PEPCO serves as the Trust's transfer agent. For the period ended September 30, 2008, transfer agent fees were $626 as reported in the Statement of Operations.

     Until March 1, 2007, the Trust provided a deferred compensation plan to its Trustees who were not Officers of Virtus. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Virtus Mutual Funds selected by the Trustees. Investments in such Virtus Mutual Funds are included in "Other assets" on the Statement of Assets and Liabilities at September 30, 2008.

4.   PURCHASES AND SALES OF SECURITIES
     ($ reported in thousands)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2008, were as follows:

                  PURCHASES            SALES
                --------------     ------------
                  $168,993            $220,820

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


     Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2008, were as follows:

                  PURCHASES            SALES
                --------------     ------------
                  $49,587             $36,006

5.   CAPITAL SHARE TRANSACTIONS
     (reported in thousands)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                               ------------------------    -------------------------      ---------------------------
                                 SHARES        AMOUNT       SHARES          AMOUNT          SHARES           AMOUNT
                               ---------      ---------    --------       ----------      ---------         ---------
                               ------------------------    -------------------------      ---------------------------
                                        4/1/08 -                   11/1/07 -                        11/1/06 -
                                        9/30/08                     3/31/08                         10/31/07
BALANCED FUND                         (Unaudited)                  (Audited)                       (Audited)
---------------------          ------------------------    -------------------------      ---------------------------
CLASS A
Sale of shares                       433      $  5,664         368     $   5,173             1,203        $  18,155
Reinvestment of distributions        947        12,062       4,570        64,121             6,815          100,185
Shares repurchased                (4,290)      (55,889)     (3,536)      (49,860)          (10,465)        (158,291)
                                 -------      --------     -------     ---------          --------        ---------
Net increase/(decrease)           (2,910)     $(38,163)      1,402     $  19,434            (2,447)       $ (39,951)
                                 =======      ========     =======     =========          ========        =========
CLASS B
Sale of shares                        25      $    320          37     $     524               128        $   1,925
Reinvestment of distributions         10           131          69           966               132            1,926
Shares repurchased                  (176)       (2,301)       (167)       (2,351)             (603)          (9,022)
                                 -------      --------     -------     ---------          --------        ---------
Net increase/(decrease)             (141)     $ (1,850)        (61)    $    (861)             (343)       $  (5,171)
                                 =======      ========     =======     =========          ========        =========
CLASS C
Sale of shares                        12      $    153          16     $     229                33        $     489
Reinvestment of distributions         52           664         330         4,614               494            7,223
Shares repurchased                  (349)       (4,543)       (371)       (5,223)             (799)         (12,026)
                                 -------      --------     -------     ---------          --------        ---------
Net increase/(decrease)             (285)     $ (3,726)        (25)    $    (380)             (272)       $  (4,314)
                                 =======      ========     =======     =========          ========        =========

6.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Goodwin to accurately predict risk.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

7.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of this matter will be material to these financial statements.

9.   RECENTLY ISSUED ACCOUNTING STANDARDS
     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

10.  FEDERAL INCOME TAX INFORMATION
    ($ reported in thousands)

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                    Expiration Year
         ---------------------------------
           2009         2010        Total
         --------     --------     -------
         $1,849         $739       $2,588

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

                              VIRTUS BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


11.  MARKET CONDITIONS
     Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held within the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M.McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501



HOW TO CONTACT US
Mutual Fund Services       1-800-243-1574
Advisor Consulting Group   1-800-243-4361
Telephone Orders           1-800-367-5877
Text Telephone             1-800-243-1926
Web site                       VIRTUS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                                 --------------
[LOGO OMITTED]                                                      PRSRT STD
                                                                  U.S. POSTAGE
c/o State Street Bank and Trust Company                               PAID
             P.O. Box 8301                                        LANCASTER, PA
         Boston, MA 02266-8301                                     PERMIT 1793
                                                                 --------------




For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM.


8027                                                                       10-08

                                                                      SEMIANNUAL
                                                                          REPORT


                                 [LOGO OMITTED]

                           Virtus Capital Growth Fund









================================================================================

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
                                                       ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                               SIGN UP FOR E-DELIVERY
VIRTUS EQUITY TRUST             September 30, 2008                 AT VIRTUS.COM

NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS CAPITAL GROWTH FUND*
("Capital Growth Fund," formerly Phoenix Capital Growth Fund)


Message to Shareholders ............................................        1

Disclosure of Fund Expenses ........................................        4

Schedule of Investments ............................................        6

Statement of Assets and Liabilities ................................        9

Statement of Operations ............................................       10

Statement of Changes in Net Assets .................................       11

Financial Highlights ...............................................       12

Notes to Financial Statements ......................................       14


* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.



--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Capital Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Fellow Shareholders of Virtus Mutual Funds:

The third quarter of 2008 likely will be remembered as a time of extremes in the global financial markets. There was historic volatility in all the major markets, the collapse of well-known financial firms, and unprecedented government interventions into the economy.

The scope of events that occurred in the past quarter was truly extraordinary. There was the U.S. government's takeover of Fannie Mae and Freddie Mac; a federal line of credit for the insurer, AIG; the seizure of Washington Mutual and sale to JPMorgan Chase; and the proposed $700 billion taxpayer rescue of the financial sector, which was approved in early October. The quarter also saw the end of the investment banking model with the merger of Merrill Lynch and Bank of America, the collapse of Lehman Brothers, and the decisions by Goldman Sachs and Morgan Stanley to convert to traditional banking institutions.

This global turmoil was reflected in the major market indices. More than half (37 of 64) of the Dow Jones Industrial Average's third-quarter trading days had wide positive or negative swings of greater than 100 points. For the quarter, the Dow was down 3.7 percent (16.5 percent year-to-date), the S&P 500 stock index was down 8.4 percent (19.3 percent year-to-date); and EAFE was off 20.5 percent (28.9 percent for the year).

At the start of the fourth quarter, governments around the world demonstrated their resolve to actively pursue solutions to this financial upheaval. Among the responses from the U.S. government is the Department of the Treasury's Temporary Money Market Fund Guarantee Program. While officials and economists believe the government interventions will bring stability to the financial markets, few will predict a timeline for recovery.

This is a period when investors should pay particular attention to their accounts - and rely on the discipline and focus of professional investment managers and financial advisors. The extraordinary activity of the past several months may tempt some investors to react inappropriately to market events and deviate from their well-considered, long-term financial plans. We believe that during periods of unusual market volatility, discipline is the key for the investor, the financial advisor, and the professional money manager.

We encourage you to consult with a financial advisor to review your holdings and to ensure they continue to reflect your current investment objectives and your tolerance for risk. Virtus Mutual Funds offer a wide range of equity, fixed income and money market funds, and we hope you will consider our investment choices when you and your financial advisor review your portfolio allocations.

On a much different note, we began the fourth quarter with the rebranding of our company in preparation for our spin-off as an independent, publicly-traded company. Our company is now Virtus Investment Partners, the PhoenixFunds are now the Virtus Mutual Funds, and the investment adviser to the funds is now Virtus Investment Advisers. As you will notice throughout this report, the individual funds have incorporated the "Virtus" name. For your convenience, all mutual fund ticker symbols remain unchanged.

I encourage you to visit our new website, WWW.VIRTUS.COM, to learn more about our company and our services for investors, and to access information about your account. Customer service is also available at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our partner companies and subadvisers, I want to thank you for entrusting your assets to us.

Sincerely,


/s/ George R. Aylward
------------------------------------
George R. Aylward
President, Virtus Mutual Funds

OCTOBER 2008




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS CAPITAL GROWTH FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Capital Growth Fund, you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Virtus Capital Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                           VIRTUS CAPITAL GROWTH FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
            Beginning            Ending                            Expenses
             Account            Account            Annualized        Paid
              Value              Value              Expense         During
          April 1, 2008      September 30, 2008      Ratio          Period*
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A    $1,000.00         $  857.30               1.38%         $  6.43
Class B     1,000.00            853.80               2.13             9.90
Class C     1,000.00            853.90               2.13             9.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00          1,018.06               1.38             7.01
Class B     1,000.00          1,014.26               2.13            10.81
Class C     1,000.00          1,014.26               2.13            10.81

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                           VIRTUS CAPITAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
                               SECTOR WEIGHTINGS

This table presents asset allocations within certain sectors and as a percentage of total investments.

Information Technology                          26%
Health Care                                     17
Consumer Staples                                14
Consumer Discretionary                          11
Industrials                                     11
Energy                                          10
Financials                                       4
Other (includes short-term investments)          7

--------------------------------------------------------------------------------

($ reported in thousands)

                                                         SHARES       VALUE
                                                        --------   ----------
DOMESTIC COMMON STOCKS--97.1%
AEROSPACE & DEFENSE--2.9%
Lockheed Martin Corp.(d)                                  83,425    $   9,149
                                                                    ---------
APPAREL RETAIL--0.7%
Ross Stores, Inc.(d)                                      55,825        2,055
                                                                    ---------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
State Street Corp.                                        61,775        3,514
                                                                    ---------
BIOTECHNOLOGY--3.6%
Gilead Sciences, Inc.(b)(d)                              247,950       11,302
                                                                    ---------
COAL & CONSUMABLE FUELS--1.9%
Massey Energy Co.(d)                                      61,050        2,177
Walter Industries, Inc.(d)                                80,416        3,816
                                                                    ---------
                                                                        5,993
                                                                    ---------
COMMUNICATIONS EQUIPMENT--3.5%
Cisco Systems, Inc.(b)(d)                                483,323       10,904
                                                                    ---------
COMPUTER HARDWARE--5.2%
Apple, Inc.(b)                                            64,800        7,365
Hewlett-Packard Co.                                      197,350        9,126
                                                                    ---------
                                                                       16,491
                                                                    ---------

                                                         SHARES       VALUE
                                                        --------   ----------
COMPUTER STORAGE & PERIPHERALS--1.7%
Western Digital Corp.(b)(d)                              250,200    $   5,334
                                                                    ---------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
MasterCard, Inc. Class A(d)                               17,150        3,041
                                                                    ---------
DISTILLERS & VINTNERS--1.3%
Brown-Forman Corp. Class B(d)                             56,575        4,063
                                                                    ---------
DRUG RETAIL--1.3%
Walgreen Co.(d)                                          136,250        4,218
                                                                    ---------
EDUCATION SERVICES--1.5%
ITT Educational Services, Inc.(b)(d)                      60,325        4,881
                                                                    ---------
ELECTRONIC MANUFACTURING SERVICES--1.7%
Jabil Circuit, Inc.(d)                                   558,175        5,325
                                                                    ---------
ENVIRONMENTAL & FACILITIES SERVICES--2.4%
Allied Waste Industries, Inc.(b)(d)                      686,800        7,630
                                                                    ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
CF Industries Holdings, Inc.(d)                           57,325        5,243
                                                                    ---------

                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                         SHARES       VALUE
                                                        --------   ----------
FOOD RETAIL--1.5%
Kroger Co. (The)(d)                                      175,725    $   4,829
                                                                    ---------
FOOTWEAR--2.0%
NIKE, Inc. Class B(d)                                     92,350        6,178
                                                                    ---------
GENERAL MERCHANDISE STORES--2.2%
Big Lots, Inc.(b)(d)                                     247,925        6,900
                                                                    ---------
HEALTH CARE EQUIPMENT--1.6%
Baxter International, Inc.(d)                             77,450        5,083
                                                                    ---------
HEALTH CARE SERVICES--5.8%
Express Scripts, Inc.(b)(d)                              142,975       10,554
Medco Health Solutions, Inc.(b)(d)                        52,125        2,346
Omnicare, Inc.(d)                                        187,650        5,399
                                                                    ---------
                                                                       18,299
                                                                    ---------
HOME ENTERTAINMENT SOFTWARE--0.8%
Activision Blizzard, Inc.(b)(d)                          172,750        2,666
                                                                    ---------
HOUSEHOLD PRODUCTS--3.4%
Colgate-Palmolive Co.(d)                                 142,975       10,773
                                                                    ---------
HYPERMARKETS & SUPER CENTERS--4.2%
Wal-Mart Stores, Inc.(d)                                 220,425       13,201
                                                                    ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
AES Corp. (The)(b)(d)                                    153,375        1,793
NRG Energy, Inc.(b)(d)                                   160,850        3,981
                                                                    ---------
                                                                        5,774
                                                                    ---------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Co.                                      81,600        2,081
                                                                    ---------
INTEGRATED OIL & GAS--2.1%
Exxon Mobil Corp.(d)                                      37,675        2,926
Occidental Petroleum Corp.(d)                             50,650        3,568
                                                                    ---------
                                                                        6,494
                                                                    ---------

                                                         SHARES       VALUE
                                                        --------   ----------
INTERNET SOFTWARE & SERVICES--0.8%
Google, Inc. Class A(b)                                    6,700    $   2,683
                                                                    ---------
INVESTMENT BANKING & BROKERAGE--3.1%
Charles Schwab Corp. (The)                               163,100        4,241
Goldman Sachs Group, Inc. (The)(d)                        25,300        3,238
Morgan Stanley(d)                                         94,550        2,175
                                                                    ---------
                                                                        9,654
                                                                    ---------
LIFE SCIENCES TOOLS & SERVICES--2.8%
Invitrogen Corp.(b)(d)                                   135,525        5,123
Waters Corp.(b)                                           64,050        3,726
                                                                    ---------
                                                                        8,849
                                                                    ---------
MANAGED HEALTH CARE--0.8%
Humana, Inc.(b)(d)                                        64,025        2,638
                                                                    ---------
MOVIES & ENTERTAINMENT--2.8%
Walt Disney Co. (The)(d)                                 289,620        8,888
                                                                    ---------
OIL & GAS DRILLING--3.6%
Helmerich & Payne, Inc.(d)                               136,275        5,886
Nabors Industries Ltd.(b)(d)                              69,225        1,725
Unit Corp.(b)(d)                                          73,000        3,637
                                                                    ---------
                                                                       11,248
                                                                    ---------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Halliburton Co.(d)                                        55,075        1,784
                                                                    ---------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
Cimarex Energy Co.(d)                                     56,600        2,769
W&T Offshore, Inc.(d)                                    134,050        3,658
                                                                    ---------
                                                                        6,427
                                                                    ---------
PACKAGED FOODS & MEATS--1.8%
General Mills, Inc.                                      83,425         5,733
                                                                    ---------
PHARMACEUTICALS--2.8%
Watson Pharmaceuticals, Inc.(b)(d)                      165,325         4,712



                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                         SHARES       VALUE
                                                        --------   ----------
PHARMACEUTICALS--CONTINUED
Wyeth                                                    115,280    $   4,258
                                                                    ---------
                                                                        8,970
                                                                    ---------
RAILROADS--4.7%
Burlington Northern Santa Fe Corp.                        70,000        6,470
Norfolk Southern Corp.(d)                                125,125        8,285
                                                                    ---------
                                                                       14,755
                                                                    ---------
RESTAURANTS--2.2%
Yum! Brands, Inc.(d)                                     208,650        6,804
                                                                    ---------
SEMICONDUCTOR EQUIPMENT--1.2%
Applied Materials, Inc.(d)                               146,700        2,219
MEMC Electronic Materials, Inc.(b)(d)                     55,825        1,578
                                                                    ---------
                                                                        3,797
                                                                    ---------
SEMICONDUCTORS--3.1%
Broadcom Corp. Class A(b)(d)                             124,480        2,319
Intel Corp.(d)                                           402,675        7,542
                                                                    ---------
                                                                        9,861
                                                                    ---------
SYSTEMS SOFTWARE--7.2%
Microsoft Corp.(d)                                       398,800       10,644
Oracle Corp.(b)                                          592,000       12,023
                                                                    ---------
                                                                       22,667
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $313,765)                                            306,179
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------   ----------

FOREIGN COMMON STOCKS(c)--1.4%

DIVERSIFIED METALS & MINING--1.4%
Freeport-McMoRan
  Copper & Gold, Inc.
  (United States)(d)                                      78,200    $   4,445
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,905)                                                4,445
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $317,670)                                            310,624
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--18.6%

MONEY MARKET MUTUAL FUNDS--18.6%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective yield 2.456%)                   5,130,888        5,131
State Street Navigator
  Prime Plus (seven-day effective
  yield 2.765%)(e)                                    53,366,071       53,366
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $58,497)                                              58,497
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--117.1%
(IDENTIFIED COST $376,167)                                            369,121(a)

Other assets and liabilities, net--(17.1)%                            (54,025)
                                                                    ---------
NET ASSETS--100.0%                                                  $ 315,096
                                                                    =========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $30,025 and gross depreciation of $39,934 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $379,030.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)


(Amounts reported in thousands except per share amounts)

ASSETS
Investment securities at value(1)(2) .........................      $ 369,121
Receivables
  Investment securities sold .................................          4,913
  Fund shares sold ...........................................             11
  Dividends ..................................................            159
  Interest ...................................................             13
  Tax reclaims ...............................................              1
Prepaid expenses .............................................             33
Other assets .................................................             32
                                                                    ---------
     Total assets ............................................        374,283
                                                                    ---------
LIABILITIES
Payables
  Fund shares repurchased ....................................            384
  Investment securities purchased ............................          4,913
  Upon return of securities loaned ...........................         53,366
  Investment advisory fees ...................................            196
  Distribution and service fees ..............................             76
  Administration fees ........................................             26
  Transfer agent fees and expenses ...........................            134
  Trustees' fees and expenses ................................              3
  Professional fees ..........................................             18
  Trustee deferred compensation plan .........................             32
  Other accrued expenses .....................................             39
                                                                    ---------
     Total liabilities .......................................         59,187
                                                                    ---------
NET ASSETS ...................................................      $ 315,096
                                                                    =========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .............      $ 659,322
Accumulated undistributed net investment income (loss) .......           (999)
Accumulated undistributed net realized gain (loss) ...........       (336,181)
Net unrealized appreciation (depreciation) ...................         (7,046)
                                                                    ---------
NET ASSETS ...................................................      $ 315,096
                                                                    =========
CLASS A
Net asset value per share (net assets/shares outstanding) ....         $12.86
Offering price per share $12.86/(1-5.75%) ....................         $13.64
Shares of beneficial interest outstanding, no par value,
     unlimited authorization .................................         23,857
Net Assets ...................................................      $ 306,703

CLASS B
Net asset value (net assets/shares outstanding) and
     offering price per share ................................         $11.62
Shares of beneficial interest outstanding, no par value,
     unlimited authorization .................................            499
Net Assets ...................................................      $   5,794

CLASS C
Net asset value (net assets/shares outstanding) and
     offering price per share ................................         $12.68
Shares of beneficial interest outstanding, no par value,
     unlimited authorization .................................            205
Net Assets ...................................................      $   2,599

(1) Investment securities at cost ............................      $ 376,167
(2) Market value of securities on loan .......................      $  54,072


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                            STATEMENT OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands except as noted)


INVESTMENT INCOME
Dividends ....................................................       $  1,645
Interest .....................................................             57
Securities lending ...........................................             44
Foreign taxes withheld .......................................            (22)
                                                                     --------
     Total investment income .................................          1,724
                                                                     --------
EXPENSES
Investment advisory fees .....................................          1,360
Service fees, Class A ........................................            473
Distribution and service fees, Class B .......................             37
Distribution and service fees, Class C .......................             16
Administration fees ..........................................            163
Transfer agent fees and expenses .............................            541
Custodian fees ...............................................             26
Printing fees and expenses ...................................             14
Professional fees ............................................             22
Registration fees ............................................             21
Trustees' fees and expenses ..................................             15
Miscellaneous expenses .......................................             27
                                                                     --------
     Total expenses ..........................................          2,715
Custodian fees paid indirectly ...............................             --*
                                                                     --------
     Net expenses ............................................          2,715
                                                                     --------
NET INVESTMENT INCOME (LOSS) .................................           (991)
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments ......................        (16,333)
Net change in unrealized appreciation (depreciation)
  on investments .............................................        (34,668)
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS ...............................        (51,001)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ............................................       $(51,992)
                                                                     ========
* Amount is less than $500 (not reported in thousands).


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                               SEPTEMBER 30, 2008


($ reported in thousands)

                                                          4/1/08 -
                                                          9/30/08           11/1/07 -         11/1/06 -
                                                        (Unaudited)         3/31/08           10/31/07
                                                        -----------       -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .........................   $   (991)           $   (871)         $   (867)
Net realized gain (loss) .............................    (16,333)             (4,919)           29,907
Net change in unrealized appreciation (depreciation) .    (34,668)            (80,863)           42,012
                                                         --------            --------          --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................    (51,992)            (86,653)           71,052
                                                         --------            --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
  Class A ............................................    (24,735)            (27,550)          (61,990)
Change in net assets from share transactions,
  Class B ............................................     (1,122)             (1,221)              328
Change in net assets from share transactions,
  Class C ............................................       (199)               (548)            3,844
                                                         --------            --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS .................................    (26,056)            (29,319)          (57,818)
                                                         --------            --------          --------
NET INCREASE (DECREASE) IN NET ASSETS ................    (78,048)           (115,972)           13,234
NET ASSETS
Beginning of period ..................................    393,144             509,116           495,882
                                                         --------            --------          --------
END OF PERIOD ........................................   $315,096            $393,144          $509,116
                                                         ========            ========          ========
Accumulated undistributed net investment
  income (loss) at end of period .....................   $   (999)           $     (8)         $     (8)

                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        NET                            NET
                                       ASSET             NET        REALIZED          TOTAL       DIVIDENDS
                                       VALUE,        INVESTMENT        AND            FROM        FROM NET
                                     BEGINNING         INCOME      UNREALIZED       INVESTMENT   INVESTMENT          TOTAL
                                     OF PERIOD        (LOSS)(1)    GAIN (LOSS)      OPERATIONS     INCOME         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)          $15.00           (0.04)          (2.10)          (2.14)          --              --
11/1/07 to 3/31/08                      18.18           (0.03)          (3.15)          (3.18)          --              --
11/1/06 to 10/31/07                     15.78           (0.03)           2.43            2.40           --              --
11/1/05 to 10/31/06                     14.89           (0.05)           1.02            0.97        (0.08)          (0.08)
11/1/04 to 10/31/05                     14.21            0.07            0.61            0.68           --              --
11/1/03 to 10/31/04                     13.90           (0.06)           0.37            0.31           --              --
11/1/02 to 10/31/03                     11.89           (0.06)           2.07            2.01           --              --

CLASS B
4/1/08 to 9/30/08 (Unaudited)          $13.61           (0.09)          (1.90)          (1.99)          --              --
11/1/07 to 3/31/08                      16.55           (0.07)          (2.87)          (2.94)          --              --
11/1/06 to 10/31/07                     14.47           (0.14)           2.22            2.08           --              --
11/1/05 to 10/31/06                     13.69           (0.15)           0.93            0.78           --              --
11/1/04 to 10/31/05                     13.16           (0.05)           0.58            0.53           --              --
11/1/03 to 10/31/04                     12.96           (0.15)           0.35            0.20           --              --
11/1/02 to 10/31/03                     11.17           (0.14)           1.93            1.79           --              --

CLASS C
4/1/08 to 9/30/08 (Unaudited)          $14.85           (0.09)          (2.08)          (2.17)          --              --
11/1/07 to 3/31/08                      18.06           (0.08)          (3.13)          (3.21)          --              --
11/21/06 (inception) to 10/31/07        15.95           (0.16)           2.27            2.11           --              --

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                                                                                                           RATIO OF
                                                  NET                          NET          RATIO OF          NET
                                    CHANGE       ASSET                       ASSETS,       EXPENSES TO    INVESTMENT
                                    IN NET       VALUE,                      END OF         AVERAGE       INCOME (LOSS)  PORTFOLIO
                                    ASSET        END OF        TOTAL         PERIOD           NET          TO AVERAGE    TURNOVER
                                    VALUE        PERIOD       RETURN(2)   (IN THOUSANDS)     ASSETS        NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 9/30/08 (Unaudited)       (2.14)       $12.86        (14.27)%(4)   $306,703         1.38%(3)       (0.49)%(3)    50%(4)
11/1/07 to 3/31/08                  (3.18)        15.00        (17.49)(4)     382,033         1.43(3)        (0.46)(3)     33(4)
11/1/06 to 10/31/07                  2.40         18.18         15.21         493,633         1.41           (0.16)        90
11/1/05 to 10/31/06                  0.89         15.78          6.54         486,845         1.37           (0.31)       167
11/1/04 to 10/31/05                  0.68         14.89          4.79         580,058         1.36            0.45         67
11/1/03 to 10/31/04                  0.31         14.21          2.23         844,523         1.34           (0.39)        57
11/1/02 to 10/31/03                  2.01         13.90         16.90         896,872         1.36           (0.49)        39

CLASS B
4/1/08 to 9/30/08 (Unaudited)       (1.99)       $11.62        (14.62)%(4)    $ 5,794         2.13%(3)       (1.24)%(3)   50%(4)
11/1/07 to 3/31/08                  (2.94)        13.61        (17.76)(4)       7,874         2.17(3)        (1.20)(3)    33(4)
11/1/06 to 10/31/07                  2.08         16.55         14.37          10,937         2.16           (0.93)       90
11/1/05 to 10/31/06                  0.78         14.47          5.70           9,038         2.12           (1.06)      167
11/1/04 to 10/31/05                  0.53         13.69          4.03          11,918         2.11           (0.34)       67
11/1/03 to 10/31/04                  0.20         13.16          1.54          16,314         2.09           (1.13)       57
11/1/02 to 10/31/03                  1.79         12.96         16.03          23,730         2.11           (1.24)       39

CLASS C
4/1/08 to 9/30/08 (Unaudited)       (2.17)       $12.68        (14.61)%(4)     $2,599         2.13%(3)       (1.24)%(3)   50%(4)
11/1/07 to 3/31/08                  (3.21)        14.85        (17.77)(4)       3,237         2.17(3)        (1.20)(3)    33(4)
11/21/06 (inception) to 10/31/07     2.11         18.06         13.23(4)        4,546         2.15(3)        (1.03)(3)    90(4)


                       See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION
   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Equity Trust, (formerly Phoenix Equity Trust) (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, fifteen funds are offered for sale, of which the Capital Growth Fund (the "Fund") is reported in this semiannual report.

   The Fund is diversified and has investment objective to seek long-term capital appreciation. The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                    INVESTMENTS IN SECURITIES
                                                          MARKET VALUE
                VALUATION INPUTS                   ($ REPORTED IN THOUSANDS)
        ----------------------------------      --------------------------------
        Level 1 - Quoted Prices                             $369,121
        Level 2 - Significant Observable Inputs                   --
        Level 3 - Significant Unobservable Inputs                 --
                                                            --------
        TOTAL                                               $369,121
                                                            ========

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:
   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At September 30, 2008, the Fund had securities on loan as follows ($ reported in thousands):

          MARKET VALUE OF                  CASH
         SECURITIES LOANED              COLLATERAL
        ------------------              ----------
             $54,072                      $53,366

   Cash collateral is less than the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently adjusted on October 1, 2008 and the Fund remained in compliance.

   As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the funds. As a result, State Street Bank and Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Fund at replacement value, the Fund had realized losses of $38 ($ reported in thousands), which did not have a material impact on the financial statements or net asset values of the Fund.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ reported in thousands except as noted)

   On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   As compensation for its services to the Trust, the Adviser, an indirect wholly-owned subsidiary of PNX, is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                 1ST $1         $1+ BILLION -          $2+
                BILLION         $2 BILLION           BILLION
               --------         -------------      -----------
                0.70%              0.65%               0.60%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Harris Investment Management, Inc. ("HIM" or "Harris").

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended September 30, 2008, as follows ($ reported in thousands except as noted):

            CLASS A          CLASS A           CLASS B           CLASS C
          NET SELLING       DEFERRED           DEFERRED          DEFERRED
          COMMISSIONS      SALES CHARGES     SALES CHARGES     SALES CHARGES
        -------------    ----------------  ---------------   --------------
             $14               $ --*             $14               $ --*

   *  Amount is less than $500 (not reported in thousands).

   The Fund pays PEPCO a distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

            CLASS A          CLASS B           CLASS C
         ------------      ----------         ---------
             0.25%            1.00%             1.00%

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the period ended September 30, 2008, the Fund incurred administration fees totaling $163.

   PEPCO serves as the Trust's transfer agent. For the period ended September 30, 2008, transfer agent fees were $541 as reported in the Statement of Operations.

   At September 30, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:

                        AGGREGATE                NET ASSET
                          SHARES                  VALUE
                    ------------------         ------------
   Class A               606,456                  $7,799

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   Until March 1, 2007, the Trust provided a deferred compensation plan to its Trustees who were not Officers of Virtus. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Virtus Mutual Funds selected by the Trustees. Investments in such Virtus Mutual Funds are included in "Other assets" on the Statement of Assets and Liabilities at September 30, 2008.

4. PURCHASES AND SALES OF SECURITIES
($ reported in thousands)

   Purchases and sales of investments securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2008, were as follows:

                  PURCHASES            SALES
                --------------     ------------
                  $188,233           $214,703

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2008.

5. CAPITAL SHARE TRANSACTIONS (reported in thousands)

   Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                               ------------------------    -------------------------      ---------------------------
                                 SHARES        AMOUNT       SHARES          AMOUNT          SHARES           AMOUNT
                               ---------      ---------    --------       ----------      ---------         ---------
                               ------------------------    -------------------------      ---------------------------
                                        4/1/08 -                   11/1/07 -                        11/1/06 -
                                        9/30/08                     3/31/08                         10/31/07
CAPITAL GROWTH FUND                   (Unaudited)                  (Audited)                       (Audited)
---------------------          ------------------------    -------------------------      ---------------------------
CLASS A
Sale of shares                      292       $   4,382         229       $    3,659          1,650         $  27,320
Reinvestment of distributions        --              --          --               --             --                --
Plan of Reorganization (Note 11)     --              --          --               --          1,761            27,397
Shares repurchased               (1,896)        (29,117)     (1,919)         (31,209)        (7,120)         (116,707)
                                -------       ---------     -------       ----------       --------         ---------
Net increase/(decrease)          (1,604)      $ (24,735)     (1,690)      $  (27,550)        (3,709)        $ (61,990)
                                =======       =========     =======       ==========       ========         =========
CLASS B
Sale of shares                       27       $     366          26       $      388             65         $     972
Reinvestment of distributions        --              --          --               --             --                --
Plan of Reorganization (Note 11)     --              --          --               --            302             4,297
Shares repurchased                 (106)         (1,488)       (109)          (1,609)          (330)           (4,941)
                                -------       ---------     -------       ----------       --------         ---------
Net increase/(decrease)             (79)      $  (1,122)        (83)      $   (1,221)            37         $     328
                                =======       =========     =======       ==========       ========         =========
CLASS C
Sale of shares                        2       $      26           2       $       32              9         $     150
Reinvestment of distributions        --              --          --               --             --                --
Plan of Reorganization (Note 11)     --              --          --               --            289             4,480
Shares repurchased                  (15)           (225)        (36)            (580)           (46)             (786)
                                -------       ---------     -------       ----------       --------         ---------
Net increase/(decrease)             (13)      $    (199)        (34)      $     (548)           252         $   3,844
                                =======       =========     =======       ==========       ========         =========

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At September 30, 2008, the Fund held securities issued by various companies in the Information Technology Sector, representing 26% of the total investments of the Fund.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

9. RECENTLY ISSUED ACCOUNTING STANDARDS
   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

                           VIRTUS CAPITAL GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


10. FEDERAL INCOME TAX INFORMATION
   ($ reported in thousands)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                Expiration Year
         -----------------------------------------------------------
           2009         2010         2011         2016        Total
         --------     --------     --------     --------    --------
        $199,474      $97,731      $15,274       $4,365     $316,844

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The Fund's amounts include losses acquired in connection with a prior and/or current year merger. Utilization of this capital loss carryover is subject to annual limitations.

11. PLAN OF REORGANIZATION
   (all values except for per share amounts are reported in thousands)

   On March 9, 2007, the Fund acquired all of the net assets of Phoenix Nifty Fifty Fund ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 7, 2006. The acquisition was accomplished by a tax-free exchange of 1,761 Class A shares, 302 Class B shares and 289 Class C shares of the Fund (valued at $27,397, $4,297 and $4,480, respectively) for 1,474 Class A shares, 261 Class B shares and 273 Class C shares of Nifty Fifty outstanding on March 9, 2007. Nifty Fifty had net assets on that date of $36,174 including $5,977 of net unrealized appreciation which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $479,184. The shareholders of each class of Nifty Fifty received for each share owned approximately 1.19, 1.15, and 1.06 shares, respectively, of Class A, Class B, and Class C shares of the Fund.

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

                         THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial
   Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
56 Prospect Street Hartford,
CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services            1-800-243-1574
Advisor Consulting Group        1-800-243-4361
Telephone Orders                1-800-367-5877
Text Telephone                  1-800-243-1926
Web site                            VIRTUS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 --------------
[LOGO OMITTED]                                                      PRSRT STD
                                                                  U.S. POSTAGE
c/o State Street Bank and Trust Company                               PAID
             P.O. Box 8301                                        LANCASTER, PA
         Boston, MA 02266-8301                                     PERMIT 1793
                                                                 --------------




For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM.


8026                                                                       10-08

                                                                      SEMIANNUAL
                                                                          REPORT



                               [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------




                           VIRTUS MID-CAP VALUE FUND









--------------------------------------------------------------------------------
                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
                                                       ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                               SIGN UP FOR E-DELIVERY
VIRTUS EQUITY TRUST        SEPTEMBER 30, 2008                      AT VIRTUS.COM




NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

                               TABLE OF CONTENTS
VIRTUS MID-CAP VALUE FUND*
("Mid-Cap Value Fund," formerly Phoenix Mid-Cap Value Fund)


Message to Shareholders ...................................................    1
Disclosure of Fund Expenses ...............................................    4
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   14

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Fellow Shareholders of Virtus Mutual Funds:

The third quarter of 2008 likely will be remembered as a time of extremes in the global financial markets. There was historic volatility in all the major markets, the collapse of well-known financial firms, and unprecedented government interventions into the economy.

The scope of events that occurred in the past quarter was truly extraordinary. There was the U.S. government's takeover of Fannie Mae and Freddie Mac; a federal line of credit for the insurer, AIG; the seizure of Washington Mutual and sale to JPMorgan Chase; and the proposed $700 billion taxpayer rescue of the financial sector, which was approved in early October. The quarter also saw the end of the investment banking model with the merger of Merrill Lynch and Bank of America, the collapse of Lehman Brothers, and the decisions by Goldman Sachs and Morgan Stanley to convert to traditional banking institutions.

This global turmoil was reflected in the major market indices. More than half (37 of 64) of the Dow Jones Industrial Average's third-quarter trading days had wide positive or negative swings of greater than 100 points. For the quarter, the Dow was down 3.7 percent (16.5 percent year-to-date), the S&P 500 stock index was down 8.4 percent (19.3 percent year-to-date); and EAFE was off 20.5 percent (28.9 percent for the year).

At the start of the fourth quarter, governments around the world demonstrated their resolve to actively pursue solutions to this financial upheaval. Among the responses from the U.S. government is the Department of the Treasury's Temporary Money Market Fund Guarantee Program. While officials and economists believe the government interventions will bring stability to the financial markets, few will predict a timeline for recovery.

This is a period when investors should pay particular attention to their accounts - and rely on the discipline and focus of professional investment managers and financial advisors. The extraordinary activity of the past several months may tempt some investors to react inappropriately to market events and deviate from their well-considered, long-term financial plans. We believe that during periods of unusual market volatility, discipline is the key for the investor, the financial advisor, and the professional money manager.

We encourage you to consult with a financial advisor to review your holdings and to ensure they continue to reflect your current investment objectives and your tolerance for risk. Virtus Mutual Funds offer a wide range of equity, fixed income and money market funds, and we hope you will consider our investment choices when you and your financial advisor review your portfolio allocations.

On a much different note, we began the fourth quarter with the rebranding of our company in preparation for our spin-off as an independent, publicly-traded company. Our company is now Virtus Investment Partners, the PhoenixFunds are now the Virtus Mutual Funds, and the investment adviser to the funds is now Virtus Investment Advisers. As you will notice throughout this report, the individual funds have incorporated the "Virtus" name. For your convenience, all mutual fund ticker symbols remain unchanged.

I encourage you to visit our new website, WWW.VIRTUS.COM, to learn more about our company and our services for investors, and to access information about your account. Customer service is also available at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our partner companies and subadvisers, I want to thank you for entrusting your assets to us.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

OCTOBER 2008




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                            VIRTUS MID-CAP VALUE FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Mid-Cap Value Fund, you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Virtus Mid-Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

    The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            VIRTUS MID-CAP VALUE FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2008 - SEPTEMBER 30, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning            Ending                        Expenses
                     Account             Account         Annualized      Paid
                      Value               Value            Expense       During
                  April 1, 2008    September 30, 2008       Ratio       Period*
--------------------------------------------------------------------------------
MID-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $  899.90              1.40%       $ 6.67
Class C               1,000.00           896.30              2.15         10.22
Class I               1,000.00           900.50              1.17          5.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.96              1.40          7.11
Class C               1,000.00         1,014.15              2.15         10.91
Class I               1,000.00         1,019.13              1.17          5.94
--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH INCLUDES
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


--------------------------------------------------------------------------------
                                SECTOR WEIGHTINGS
                                -----------------

   This table presents asset allocations within certain sectors and as a percentage of total investments.

   Industrials                                                       25%
   Consumer Discretionary                                            23
   Materials                                                         19
   Consumer Staples                                                  14
   Utilities                                                         11
   Energy                                                             3
   Financials                                                         3
   Other (includes short-term investments)                            2

--------------------------------------------------------------------------------

($ reported in thousands)


                                                  SHARES           VALUE
                                                 ---------        --------

DOMESTIC COMMON STOCKS--92.3%
AEROSPACE & DEFENSE--1.8%
Raytheon Co.                                       187,300        $ 10,022
                                                                  --------

APPAREL RETAIL--8.6%
Foot Locker, Inc.                                1,537,000          24,838
Limited Brands, Inc.                             1,263,900          21,891
                                                                  --------
                                                                    46,729
                                                                  --------

AUTO PARTS & EQUIPMENT--1.1%
Lear Corp.(b)                                      582,000           6,110
                                                                  --------

BUILDING PRODUCTS--8.4%
Masco Corp.                                        893,600          16,031
Owens Corning, Inc.(b)                             791,100          18,915
USG Corp.(b)                                       418,200          10,706
                                                                  --------
                                                                    45,652
                                                                  --------

DEPARTMENT STORES--3.8%
Penney (J.C.) Co., Inc.                            616,800          20,564
                                                                  --------

ELECTRIC UTILITIES--3.0%
Duke Energy Corp.                                  940,484          16,393
                                                                  --------

ELECTRICAL COMPONENTS & EQUIPMENT--3.5%
Thomas & Betts Corp.(b)                            484,100          18,914
                                                                  --------


                                                  SHARES           VALUE
                                                 ---------        --------

ENVIRONMENTAL & FACILITIES SERVICES--7.3%
Allied Waste Industries, Inc.(b)                 1,610,950        $ 17,898
Republic Services, Inc.                            379,300          11,371
Waste Management, Inc.                             337,400          10,625
                                                                  --------
                                                                    39,894
                                                                  --------

FOOD RETAIL--2.9%
Safeway, Inc.                                      674,500          15,999
                                                                  --------

FOREST PRODUCTS--2.8%
Weyerhaeuser Co.                                   254,200          15,399
                                                                  --------

GAS UTILITIES--2.4%
ONEOK, Inc.                                        372,000          12,797
                                                                  --------

GENERAL MERCHANDISE STORES--3.2%
Big Lots, Inc.(b)                                  618,000          17,199
                                                                  --------

HOME IMPROVEMENT RETAIL--3.1%
Home Depot, Inc. (The)                             661,100          17,116
                                                                  --------

HOUSEWARES & SPECIALTIES--3.7%
Fortune Brands, Inc.                               348,300          19,978
                                                                  --------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--3.4%
Dynegy, Inc. Class A(b)                          2,420,900           8,667
Mirant Corp.(b)                                    537,600           9,832
                                                                  --------
                                                                    18,499
                                                                  --------


                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                  SHARES           VALUE
                                                 ---------        --------

METAL & GLASS CONTAINERS--8.8%
Ball Corp.                                         388,900        $ 15,358
Crown Holdings, Inc.(b)                            784,500          17,424
Owens-Illinois, Inc.(b)                            513,850          15,107
                                                                  --------
                                                                    47,889
                                                                  --------

MULTI-UTILITIES--2.6%
Dominion Resources, Inc.                           324,700          13,891
                                                                  --------

OFFICE SERVICES & SUPPLIES--1.1%
ACCO Brands Corp.(b)                               819,832           6,182
                                                                  --------

OIL & GAS STORAGE & TRANSPORTATION--3.1%
Spectra Energy Corp.                               713,142          16,973
                                                                  --------

PACKAGED FOODS & MEATS--6.4%
Del Monte Foods Co.                              1,807,300          14,097
Sara Lee Corp.                                   1,666,700          21,050
                                                                  --------
                                                                    35,147
                                                                  --------

PAPER PACKAGING--5.0%
Packaging Corporation of
  America                                          698,100          16,182
Smurfit-Stone Container
  Corp.(b)                                       2,347,200          11,032
                                                                  --------
                                                                    27,214
                                                                  --------

PROPERTY & CASUALTY INSURANCE--2.9%
Alleghany Corp.(b)                                  43,010          15,699
                                                                  --------


                                                  SHARES           VALUE
                                                 ---------        --------

TRUCKING--3.4%
Con-Way, Inc.                                      425,500        $ 18,769
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $622,270)                                         503,029
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.9%

COMMODITY CHEMICALS--2.1%
NOVA Chemicals Corp.
  (United States)                                  510,800          11,544
                                                                  --------

FOOD RETAIL--4.8%
Koninklijke Ahold NV
  Sponsored ADR
  (United States)                                2,287,300          26,111
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $40,534)                                           37,655
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $662,804)                                         540,684
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective
  yield 2.456%)                                  6,519,019           6,519
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,519)                                             6,519
--------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $669,323)                                         547,203(a)

Other assets and liabilities, net--(0.4)%                           (1,993)
                                                                  --------
NET ASSETS--100.0%                                                $545,210
                                                                  ========




ABBREVIATIONS:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $24,835 and gross depreciation of $147,132 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $669,500.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)


(Amounts reported in thousands except per share amounts)


ASSETS
Investment securities at value(1) ..............................................   $ 547,203
Receivables
   Fund shares sold ............................................................       1,260
   Dividends ...................................................................         512
   Interest ....................................................................          21
Prepaid expenses ...............................................................          49
Other assets ...................................................................          16
                                                                                   ---------
     Total assets ..............................................................     549,061
                                                                                   ---------
LIABILITIES
Payables
   Fund shares repurchased .....................................................       2,857
   Investment advisory fees ....................................................         369
   Distribution and service fees ...............................................         198
   Administration fees .........................................................          42
   Transfer agent fees and expenses ............................................         295
   Trustees' fees and expenses .................................................           4
   Professional fees ...........................................................          22
   Trustee deferred compensation plan ..........................................          16
   Other accrued expenses ......................................................          48
                                                                                   ---------
     Total liabilities .........................................................       3,851
                                                                                   ---------
NET ASSETS .....................................................................   $ 545,210
                                                                                   =========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............................   $ 656,341
Accumulated undistributed net investment income (loss) .........................         901
Accumulated undistributed net realized gain (loss) .............................      10,088
Net unrealized appreciation (depreciation) .....................................    (122,120)
                                                                                   ---------
NET ASSETS .....................................................................   $ 545,210
                                                                                   =========
CLASS A
Net asset value per share (net assets/shares outstanding) ......................   $   19.56
Offering price per share $19.56/(1-5.75%) ......................................   $   20.75
Shares of beneficial interest outstanding, no par value, unlimited authorization      21,541
Net Assets .....................................................................   $ 421,248

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ...   $   19.14
Shares of beneficial interest outstanding, no par value, unlimited authorization       5,919
Net Assets .....................................................................   $ 113,284

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ...   $   19.55
Shares of beneficial interest outstanding, no par value, unlimited authorization         546
Net Assets .....................................................................   $  10,678

(1)  Investment securities at cost .............................................   $ 669,323

                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)


($ reported in thousands)


INVESTMENT INCOME
Dividends ..........................................................   $  6,179
Interest ...........................................................         98
Foreign taxes withheld .............................................       (151)
                                                                       --------
     Total investment income .......................................      6,126
                                                                       --------
EXPENSES
Investment advisory fees ...........................................      2,433
Service fees, Class A ..............................................        626
Distribution and service fees, Class C .............................        695
Administration fees ................................................        269
Transfer agent fees and expenses ...................................        805
Custodian fees .....................................................         33
Printing fees and expenses .........................................         44
Professional fees ..................................................         24
Registration fees ..................................................         44
Trustees' fees and expenses ........................................         24
Miscellaneous expenses .............................................         43
                                                                       --------
     Total expenses ................................................      5,040
                                                                       --------
     Net expenses ..................................................      5,040
                                                                       --------

NET INVESTMENT INCOME (LOSS) .......................................      1,086
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments ............................      4,985
Net change in unrealized appreciation (depreciation) on investments     (67,392)
                                                                       --------

NET GAIN (LOSS) ON INVESTMENTS .....................................    (62,407)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $(61,321)
                                                                       ========


                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


($ reported in thousands)


                                                       4/1/08 -
                                                        9/30/08       7/1/07 -       7/1/06 -
                                                      (Unaudited)     3/31/08        6/30/07
                                                      -----------   -----------    ----------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .......................   $   1,086    $       506    $    2,949
Net realized gain (loss) ...........................       4,985         44,419        11,418
Net change in unrealized appreciation (depreciation)     (67,392)      (190,712)      109,004
                                                       ---------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................     (61,321)      (145,787)      123,371
                                                       ---------    -----------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .....................        (447)          (760)       (2,716)
Net investment income, Class C .....................          --             --            --
Net investment income, Class I .....................         (25)            --            --
Net realized short-term gains, Class A .............      (3,275)       (12,682)           --
Net realized short-term gains, Class C .............        (922)        (3,802)           --
Net realized short-term gains, Class I .............         (78)            --            --
Net realized long-term gains, Class A ..............      (8,572)       (14,354)         (898)
Net realized long-term gains, Class C ..............      (2,412)        (4,304)         (345)
Net realized long-term gains, Class I ..............        (203)            --            --
                                                       ---------    -----------    ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS .................................     (15,934)       (35,902)       (3,959)
                                                       ---------    -----------    ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
   Class A .........................................     (41,370)      (180,538)      567,398
Change in net assets from share transactions,
   Class C .........................................     (18,738)       (39,877)       97,319
Change in net assets from share transactions,
   Class I .........................................      12,760            100            --
                                                       ---------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS ..............................     (47,348)      (220,315)      664,717
                                                       ---------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS ..............    (124,603)      (402,004)      784,129

NET ASSETS
Beginning of period ................................     669,813      1,071,817       287,688
                                                       ---------    -----------    ----------
END OF PERIOD ......................................   $ 545,210    $   669,813    $1,071,817
                                                       =========    ===========    ==========
Accumulated undistributed net investment
   income (loss) at end of period ..................   $     901    $       287    $      471

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                            VIRTUS MID-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                    NET                       NET
                                   ASSET         NET       REALIZED        TOTAL      DIVIDENDS   DISTRIBUTIONS
                                  VALUE,     INVESTMENT       AND          FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                 OF PERIOD    (LOSS)(1)   GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
4/1/08 to 9/30/08 (Unaudited)      $22.27       0.05         (2.21)       (2.16)       (0.02)         (0.53)          (0.55)
7/1/07 to 3/31/08                   27.40       0.05         (4.08)       (4.03)       (0.03)         (1.07)          (1.10)
7/1/06 to 6/30/07                   21.72       0.18          5.66         5.84        (0.10)         (0.06)          (0.16)
7/1/05 to 6/30/06                   19.63       0.10          2.05         2.15        (0.05)         (0.01)          (0.06)
7/1/04 to 6/30/05(4)                17.04       0.08          2.55         2.63        (0.04)            --           (0.04)
7/1/03 to 6/30/04(4)                12.18      (0.01)         4.88         4.87        (0.01)            --           (0.01)
7/1/02 to 6/30/03(4)                13.21       0.01         (1.04)       (1.03)          --             --              --

CLASS C
4/1/08 to 9/30/08 (Unaudited)      $21.87      (0.03)        (2.17)       (2.20)          --          (0.53)          (0.53)
7/1/07 to 3/31/08                   27.04      (0.09)        (4.01)       (4.10)          --          (1.07)          (1.07)
7/1/06 to 6/30/07                   21.53      (0.03)         5.60         5.57           --          (0.06)          (0.06)
7/1/05 to 6/30/06                   19.54      (0.05)         2.05         2.00           --          (0.01)          (0.01)
10/22/04 (inception) to 6/30/05     17.77      (0.04)         1.84         1.80        (0.03)            --           (0.03)

CLASS I
4/1/08 to 9/30/08 (Unaudited)      $22.27       0.08         (2.22)       (2.14)       (0.05)         (0.53)          (0.58)
3/10/08 (inception) to 3/31/08      21.20         --(3)       1.07         1.07           --             --              --




                                                                                                 RATIO OF      RATIO OF
                                                                                              GROSS EXPENSES      NET
                                             NET                      NET         RATIO OF     TO AVERAGE    INVESTMENT
                                  CHANGE    ASSET                    ASSETS,         NET        NET ASSETS     INCOME
                                  IN NET    VALUE,                   END OF      EXPENSES TO (BEFORE WAIVERS  (LOSS) TO   PORTFOLIO
                                   ASSET    END OF    TOTAL         PERIOD        AVERAGE          AND          AVERAGE    TURNOVER
                                   VALUE    PERIOD   RETURN(2)   (IN THOUSANDS)  NET ASSETS  REIMBURSEMENTS)  NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
4/1/08 to 9/30/08 (Unaudited)     (2.71)    $19.56   (10.01)%(7)    $421,248       1.40%(6)        1.40%(6)     0.49%(6)      6%(7)
7/1/07 to 3/31/08                 (5.13)     22.27   (14.90)(7)      521,552       1.35(5)(6)      1.42(6)      0.24(6)      14(7)
7/1/06 to 6/30/07                  5.68      27.40    26.91          842,524       1.27            1.31         0.68          7
7/1/05 to 6/30/06                  2.09      21.72    11.07          187,701       1.25            1.42         0.50         16
7/1/04 to 6/30/05(4)               2.59      19.63    15.39           97,771       1.25            1.65         0.49          9
7/1/03 to 6/30/04(4)               4.86      17.04    40.03            6,404       1.30            2.76        (0.06)        53
7/1/02 to 6/30/03(4)              (1.03)     12.18    (7.80)           3,800       1.30            3.05         0.09         23

CLASS C
4/1/08 to 9/30/08 (Unaudited)     (2.73)    $19.14   (10.37)%(7)    $113,284       2.15%(6)        2.15%(6)    (0.25)%(6)     6%(7)
7/1/07 to 3/31/08                 (5.17)     21.87   (15.36)(7)      148,156       2.10(5)(6)      2.17(6)     (0.50)(6)     14(7)
7/1/06 to 6/30/07                  5.51      27.04    25.89          229,293       2.01            2.06        (0.11)         7
7/1/05 to 6/30/06                  1.99      21.53    10.26           99,987       2.00            2.17        (0.25)        16
10/22/04 (inception) to 6/30/05    1.77      19.54    10.13(7)        37,934       2.00(6)         2.29(6)     (0.28)(6)      9(7)

CLASS I
4/1/08 to 9/30/08 (Unaudited)     (2.72)    $19.55    (9.95)%(7)     $10,678       1.17%(6)        1.17%(6)     0.71%(6)      6%(7)
3/10/08 (inception) to 3/31/08     1.07      22.27     5.05(7)           105       1.54(6)         1.54(6)     (0.05)(6)     14(7)


(1) Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in the total return calculation.
(3) Amount is less than $0.005.
(4) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(5) Represents a blended net operating ratio.
(6) Annualized.
(7) Not annualized.


                        See Notes to Financial Statements
                                     12 & 13

                            VIRTUS MID-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


1. ORGANIZATION
   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Equity Trust, (formerly Phoenix Equity Trust) (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, fifteen funds are offered for sale, of which the Mid-Cap Value Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital growth.

   The Fund offers Class A shares, Class C shares and Class I shares.

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o   Level 1 - quoted prices in active markets for identical securities
   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                    INVESTMENTS IN SECURITIES
                                                           MARKET VALUE
                  VALUATION INPUTS                  ($ REPORTED IN THOUSANDS)
        -----------------------------------------   -------------------------
        Level 1 - Quoted Prices                              $547,203
        Level 2 - Significant Observable Inputs                    --
        Level 3 - Significant Unobservable Inputs                  --
                                                             --------
        TOTAL                                                $547,203
                                                             ========

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ reported in thousands)

   On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

   As compensation for its services to the Trust, the Adviser, an indirect wholly-owned subsidiary of PNX, is entitled to a fee based upon the annual rate of 0.75% as a percentage of the average daily net assets of the Fund.

   Effective August 23, 2007, the Adviser may recapture expenses waived or reimbursed under this arrangement within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year ended as follows:

                           2011             TOTAL
                           ----             -----
                           $385              $385

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Sasco Capital, Inc. ("Sasco").

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended September 30, 2008, as follows:

                       CLASS A           CLASS A         CLASS C
                     NET SELLING        DEFERRED        DEFERRED
                     COMMISSIONS      SALES CHARGES  SALES CHARGES
                     -----------      -------------  -------------
                          $12              $6              $5

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

                         CLASS A           CLASS C
                         -------           -------
                          0.25%             1.00%

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the period ended September 30, 2008, the Fund incurred administration fees totaling $269.

   PEPCO serves as the Trust's transfer agent. For the period ended September 30, 2008, transfer agent fees were $805 as reported in the Statement of Operations.

   At September 30, 2008, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:


                         AGGREGATE         NET ASSET
                          SHARES             VALUE
                         ---------         ---------
   Class A                286,021           $5,595
   Class I                  4,839               95

   Until March 1, 2007, the Trust provided a deferred compensation plan to its Trustees who were not Officers of Virtus. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Virtus Mutual Funds selected by the Trustees. Investments in such Virtus Mutual Funds are included in "Other assets" on the Statement of Assets and Liabilities at September 30, 2008.

4. PURCHASES AND SALES OF SECURITIES
   ($ reported in thousands)

   Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2008, were as follows:

                        PURCHASES            SALES
                        ---------          --------
                         $37,710           $102,492

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2008.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


5. CAPITAL SHARE
   (reported in thousands)

   Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:


                                 -------------------------           -------------------------          -------------------------
                                 SHARES           AMOUNT             SHARES           AMOUNT            SHARES           AMOUNT
                                 ------          ---------           -------         ---------          ------          ---------
------------------               -------------------------           -------------------------          -------------------------
                                       4/1/08 -                             7/1/07 -                          7/1/06 -
                                        9/30/08                              3/31/08                           6/30/07
MID-CAP VALUE FUND                    (Unaudited)                           (Audited)                         (Audited)
------------------               -------------------------           -------------------------          -------------------------
CLASS A
Sale of shares                    2,419          $  54,406             5,251         $ 131,172          27,157          $ 699,277
Reinvestment of distributions       436              9,743               969            22,607             111              2,967
Shares repurchased               (4,735)          (105,519)          (13,553)         (334,317)         (5,153)          (134,846)
                                 ------          ---------           -------         ---------          ------          ---------
Net increase/(decrease)          (1,880)         $ (41,370)           (7,333)        $(180,538)         22,115          $ 567,398
                                 ======          =========           =======         =========          ======          =========

CLASS C
Sale of shares                      182          $   3,975               346         $   8,390           4,567          $ 115,476
Reinvestment of distributions       107              2,357               249             5,730               9                223
Shares repurchased               (1,145)           (25,070)           (2,300)          (53,997)           (740)           (18,380)
                                 ------          ---------           -------         ---------          ------          ---------
Net increase/(decrease)            (856)         $ (18,738)           (1,705)        $ (39,877)          3,836          $  97,319
                                 ======          =========           =======         =========          ======          =========

CLASS I
Sale of shares                      554          $  13,025                 5         $     100              --                 --
Reinvestment of distributions        14                306                --                --              --                 --
Shares repurchased                  (27)              (571)               --                --              --                 --
                                 ------          ---------           -------         ---------          ------          ---------
Net increase/(decrease)             541          $  12,760                 5         $     100              --                 --
                                 ======          =========           =======         =========          ======          =========

6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At September 30, 2008, the Fund held securities issued by various companies in the Industrials Sector, representing 25% of the total investments of the Fund.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)


8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

9. RECENTLY ISSUED ACCOUNTING STANDARDS
   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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                                                                   ------------



           [GRAPHIC OMITTED]
                 VIRTUS
              MUTUAL FUNDS


c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301





For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM.



8028                                                                       10-08

ITEM 2.   CODE OF ETHICS.

Not applicable.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Equity Trust (formerly, Phoenix Equity Trust)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       December 4, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.